UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Item 1.

Reports to Stockholders

Strategic Advisers® Value Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Invesco Diversified Dividend Fund - Class A	5.3	4.9
JPMorgan Value Advantage Fund Institutional Class	4.5	5.6
JPMorgan Chase & Co.	2.7	2.5
Johnson & Johnson	2.5	3.0
Fidelity Low-Priced Stock Fund	2.3	4.4
Exxon Mobil Corp.	2.3	2.6
Bank of America Corp.	2.0	1.5
Pfizer, Inc.	1.9	2.0
Fidelity Energy Portfolio	1.8	1.8
Apple, Inc.	1.7	1.7
	27.0

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	22.2
Information Technology	11.8	11.8
Health Care	11.1	12.6
Industrials	7.6	7.5
Energy	7.6	7.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	80.4%
Large Blend Funds	1.3%
Large Value Funds	9.8%
Mid-Cap Value Funds	2.3%
Sector Funds	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

As of May 31, 2016
Common Stocks	81.5%
Large Value Funds	10.5%
Mid-Cap Value Funds	4.4%
Sector Funds	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.7%
BorgWarner, Inc.	212,355	$7,559,838
Cooper Tire & Rubber Co.	265,127	10,154,364
Gentex Corp.	132,600	2,451,774
Lear Corp.	219,200	28,388,592
The Goodyear Tire & Rubber Co.	802,800	24,637,932
		73,192,500
Automobiles - 1.0%
Ford Motor Co.	2,037,000	24,362,520
General Motors Co.	1,707,800	58,970,334
Harley-Davidson, Inc.	484,572	29,505,589
		112,838,443
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	309,300	16,426,923
Carnival Corp. unit	254,900	13,104,409
Darden Restaurants, Inc.	56,500	4,141,450
Hyatt Hotels Corp. Class A (a)	14,400	739,296
Royal Caribbean Cruises Ltd.	33,200	2,688,204
Six Flags Entertainment Corp.	31,916	1,839,638
Wyndham Worldwide Corp.	278,100	20,020,419
Yum! Brands, Inc.	56,700	3,594,213
		62,554,552
Household Durables - 0.7%
D.R. Horton, Inc.	99,910	2,769,505
Garmin Ltd.	51,900	2,707,104
Leggett & Platt, Inc.	61,800	2,970,108
Lennar Corp. Class A	360,000	15,314,400
Mohawk Industries, Inc. (a)	34,300	6,772,192
NVR, Inc. (a)	1,730	2,759,350
PulteGroup, Inc.	587,408	11,078,515
Toll Brothers, Inc. (a)	25,400	753,364
Whirlpool Corp.	172,500	28,020,900
		73,145,438
Leisure Products - 0.0%
Brunswick Corp.	40,500	2,029,860
Media - 2.4%
CBS Corp. Class B	258,747	15,711,118
Cinemark Holdings, Inc.	50,800	2,023,872
Comcast Corp. Class A	675,528	46,955,951
Discovery Communications, Inc. Class A (a)	67,600	1,831,284
Gannett Co., Inc.	247,600	2,362,104
Interpublic Group of Companies, Inc.	425,932	10,252,183
Liberty Global PLC:
Class C (a)	75,605	2,302,172
LiLAC Class C (a)	123,846	2,621,820
News Corp. Class A	170,500	1,970,980
Omnicom Group, Inc.	109,100	9,485,154
Scripps Networks Interactive, Inc. Class A	39,700	2,749,622
Tegna, Inc.	402,400	9,025,832
The Walt Disney Co.	446,000	44,207,520
Time Warner, Inc.	977,160	89,722,831
Twenty-First Century Fox, Inc. Class A	500,900	14,080,299
Viacom, Inc. Class B (non-vtg.)	300,200	11,251,496
		266,554,238
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	8,138,088
Dillard's, Inc. Class A	109,300	7,816,043
Dollar General Corp.	126,200	9,757,784
Kohl's Corp.	470,800	25,343,164
Macy's, Inc.	348,100	14,689,820
Target Corp.	531,800	41,076,232
		106,821,131
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	158,700	2,280,519
American Eagle Outfitters, Inc.	775,200	12,837,312
Best Buy Co., Inc.	663,558	30,324,601
CarMax, Inc. (a)	88,000	5,085,520
Dick's Sporting Goods, Inc.	39,100	2,309,637
Foot Locker, Inc.	59,700	4,278,699
Home Depot, Inc.	162,000	20,962,800
Michaels Companies, Inc. (a)	95,200	2,320,976
Penske Automotive Group, Inc.	203,300	10,146,703
		90,546,767
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	37,100	3,930,374
Ralph Lauren Corp.	25,600	2,678,016
		6,608,390

TOTAL CONSUMER DISCRETIONARY		794,291,319

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Coca-Cola European Partners PLC	95,721	3,107,104
The Coca-Cola Co.	305,000	12,306,750
		15,413,854
Food & Staples Retailing - 1.5%
CVS Health Corp.	56,065	4,310,838
Kroger Co.	454,800	14,690,040
Wal-Mart Stores, Inc.	1,708,800	120,350,784
Walgreens Boots Alliance, Inc.	286,988	24,316,493
		163,668,155
Food Products - 1.5%
Archer Daniels Midland Co.	1,112,700	48,102,021
Bunge Ltd.	428,800	29,278,464
Dean Foods Co.	606,600	12,047,076
Fresh Del Monte Produce, Inc.	235,200	14,584,752
Ingredion, Inc.	122,700	14,402,526
Mondelez International, Inc.	340,000	14,021,600
Pilgrim's Pride Corp.	524,500	9,236,445
Tyson Foods, Inc. Class A	310,200	17,622,462
		159,295,346
Personal Products - 0.2%
Coty, Inc. Class A	302,000	5,650,420
Unilever NV (NY Reg.)	333,000	13,263,390
		18,913,810

TOTAL CONSUMER STAPLES		357,291,165

ENERGY - 7.6%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	191,700	12,332,061
Ensco PLC Class A	385,800	3,726,828
Halliburton Co.	278,000	14,759,020
Helmerich & Payne, Inc.	193,800	14,660,970
National Oilwell Varco, Inc.	371,200	13,868,032
Noble Corp.	962,700	5,987,994
Parker Drilling Co. (a)	1,082,600	2,327,590
Rowan Companies PLC	608,500	10,843,470
		78,505,965
Oil, Gas & Consumable Fuels - 6.9%
Canadian Natural Resources Ltd.	242,140	8,171,076
Chevron Corp.	1,663,656	185,597,463
ConocoPhillips Co.	197,686	9,591,725
Diamondback Energy, Inc. (a)	93,198	10,051,404
Energen Corp.	68,077	4,225,539
EOG Resources, Inc.	53,168	5,450,783
EQT Corp.	263,333	18,454,377
Exxon Mobil Corp.	2,850,600	248,857,380
Gulfport Energy Corp. (a)	141,677	3,639,682
Hess Corp.	208,000	11,639,680
Marathon Oil Corp.	427,428	7,719,350
Marathon Petroleum Corp.	1,263,294	59,400,084
Murphy Oil Corp.	79,700	2,702,627
Newfield Exploration Co. (a)	84,514	3,821,723
Occidental Petroleum Corp.	388,115	27,695,886
PBF Energy, Inc. Class A	271,900	6,522,881
Phillips 66 Co.	813,716	67,603,525
Pioneer Natural Resources Co.	73,600	14,060,544
Valero Energy Corp.	782,300	48,158,388
		743,364,117

TOTAL ENERGY		821,870,082

FINANCIALS - 22.6%
Banks - 10.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,937,216	11,933,251
Bank of America Corp.	10,096,645	213,241,142
BB&T Corp.	360,300	16,303,575
BOK Financial Corp.	150,500	12,088,160
CIT Group, Inc.	251,200	10,261,520
Citigroup, Inc.	3,139,324	177,026,480
Citizens Financial Group, Inc.	239,700	8,032,347
Comerica, Inc.	79,600	5,074,500
Commerce Bancshares, Inc.	46,230	2,533,866
Cullen/Frost Bankers, Inc.	139,800	11,506,938
East West Bancorp, Inc.	66,700	3,193,596
Fifth Third Bancorp	1,407,738	36,629,343
First Republic Bank	173,748	14,229,961
Huntington Bancshares, Inc.	750,600	9,352,476
Investors Bancorp, Inc.	150,500	2,037,770
JPMorgan Chase & Co.	3,687,177	295,600,980
KeyCorp	757,800	13,117,518
M&T Bank Corp.	93,000	13,386,420
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,792,000	10,752,000
Peoples United Financial, Inc.	112,600	2,107,872
PNC Financial Services Group, Inc.	527,400	58,298,796
Prosperity Bancshares, Inc.	10,700	707,591
Regions Financial Corp.	4,247,800	57,515,212
SunTrust Banks, Inc.	1,014,700	52,713,665
Synovus Financial Corp.	56,300	2,179,373
U.S. Bancorp	788,700	39,135,294
Wells Fargo & Co.	1,157,800	61,270,776
		1,140,230,422
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	24,900	3,687,690
Ameriprise Financial, Inc.	532,800	60,851,088
Bank of New York Mellon Corp.	489,100	23,193,122
BlackRock, Inc. Class A	71,047	26,343,517
E*TRADE Financial Corp. (a)	126,600	4,368,966
Eaton Vance Corp. (non-vtg.)	52,200	2,110,968
Franklin Resources, Inc.	258,000	10,129,080
Goldman Sachs Group, Inc.	419,866	92,072,415
Invesco Ltd.	186,800	5,848,708
Morgan Stanley	1,452,700	60,083,672
Northern Trust Corp.	104,700	8,601,105
Raymond James Financial, Inc.	65,500	4,712,070
State Street Corp.	336,700	26,531,960
T. Rowe Price Group, Inc.	109,000	8,072,540
The NASDAQ OMX Group, Inc.	70,200	4,499,118
		341,106,019
Consumer Finance - 2.1%
Ally Financial, Inc.	663,832	12,891,617
American Express Co.	455,300	32,799,812
Capital One Financial Corp.	765,329	64,318,249
Credit Acceptance Corp. (a)	3,200	613,888
Discover Financial Services	1,046,343	70,910,665
Navient Corp.	902,737	15,554,159
Nelnet, Inc. Class A	227,900	11,497,555
Santander Consumer U.S.A. Holdings, Inc. (a)	165,600	2,281,968
Synchrony Financial	544,371	18,813,462
		229,681,375
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	174,863	27,530,431
Donnelley Financial Solutions, Inc. (a)	80,075	1,527,030
Leucadia National Corp.	166,700	3,670,734
Voya Financial, Inc.	30,100	1,169,987
		33,898,182
Insurance - 6.2%
AFLAC, Inc.	614,100	43,834,458
Alleghany Corp. (a)	7,100	4,032,445
Allstate Corp.	716,800	50,118,656
American Financial Group, Inc.	237,700	19,546,071
American International Group, Inc.	623,300	39,473,589
Aon PLC	27,185	3,101,809
Arch Capital Group Ltd. (a)	56,700	4,690,224
Assurant, Inc.	289,100	24,960,894
Assured Guaranty Ltd.	20,200	722,352
Axis Capital Holdings Ltd.	304,400	18,571,444
Chubb Ltd.	208,767	26,722,176
Cincinnati Financial Corp.	73,700	5,655,738
Endurance Specialty Holdings Ltd.	213,264	19,662,941
Everest Re Group Ltd.	149,700	31,519,335
FNF Group	126,100	4,027,634
Genworth Financial, Inc. Class A (a)	504,800	2,160,544
Hanover Insurance Group, Inc.	168,500	14,590,415
Hartford Financial Services Group, Inc.	745,700	35,137,384
Lincoln National Corp.	721,293	46,234,881
Loews Corp.	156,000	6,965,400
Markel Corp. (a)	6,400	5,749,376
MetLife, Inc.	1,311,552	72,148,476
Old Republic International Corp.	54,200	968,554
Principal Financial Group, Inc.	128,900	7,436,241
Progressive Corp.	260,600	8,677,980
Prudential Financial, Inc.	525,200	52,835,120
Reinsurance Group of America, Inc.	35,600	4,344,980
RenaissanceRe Holdings Ltd.	19,000	2,480,640
The Travelers Companies, Inc.	614,800	69,687,580
Torchmark Corp.	150,700	10,562,563
Unum Group	671,400	28,380,078
Validus Holdings Ltd.	37,200	2,021,448
W.R. Berkley Corp.	56,300	3,478,777
		670,500,203
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	2,759,800	28,205,156
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	888,500	12,936,560

TOTAL FINANCIALS		2,456,557,917

HEALTH CARE - 11.1%
Biotechnology - 2.4%
AbbVie, Inc.	1,529,700	93,005,760
Amgen, Inc.	746,900	107,605,883
Biogen, Inc. (a)	100,600	29,583,442
Gilead Sciences, Inc.	342,553	25,246,156
United Therapeutics Corp. (a)	80,700	10,136,727
		265,577,968
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	419,000	18,591,030
Danaher Corp.	173,000	13,523,410
Medtronic PLC	235,000	17,157,350
		49,271,790
Health Care Providers & Services - 2.4%
Aetna, Inc.	298,500	39,055,740
Anthem, Inc.	374,178	53,331,590
Cardinal Health, Inc.	170,300	12,093,003
Cigna Corp.	171,550	23,114,647
DaVita HealthCare Partners, Inc. (a)	74,250	4,703,738
Express Scripts Holding Co. (a)	669,162	50,776,013
HCA Holdings, Inc. (a)	537,900	38,131,731
Laboratory Corp. of America Holdings (a)	27,765	3,494,225
Quest Diagnostics, Inc.	322,700	28,223,342
UnitedHealth Group, Inc.	47,603	7,536,507
Universal Health Services, Inc. Class B	41,700	5,129,934
		265,590,470
Pharmaceuticals - 5.8%
Johnson & Johnson	2,468,684	274,764,529
Mallinckrodt PLC (a)	32,460	1,710,642
Merck & Co., Inc.	2,161,726	132,276,014
Novartis AG sponsored ADR	193,550	13,308,498
Pfizer, Inc.	6,326,660	203,338,852
Sanofi SA sponsored ADR	173,559	6,977,072
		632,375,607

TOTAL HEALTH CARE		1,212,815,835

INDUSTRIALS - 7.6%
Aerospace & Defense - 2.5%
BE Aerospace, Inc.	45,600	2,737,824
General Dynamics Corp.	327,483	57,424,144
Hexcel Corp.	42,500	2,198,100
L-3 Communications Holdings, Inc.	37,700	5,947,929
Moog, Inc. Class A (a)	142,200	9,929,826
Northrop Grumman Corp.	44,900	11,209,285
Raytheon Co.	153,805	23,000,000
Rockwell Collins, Inc.	58,200	5,396,304
Spirit AeroSystems Holdings, Inc. Class A	60,700	3,535,775
Textron, Inc.	242,015	11,139,950
The Boeing Co.	494,500	74,451,920
Triumph Group, Inc.	270,000	7,506,000
United Technologies Corp.	477,034	51,386,102
Vectrus, Inc. (a)	37,733	871,632
		266,734,791
Air Freight & Logistics - 0.6%
FedEx Corp.	215,400	41,285,718
United Parcel Service, Inc. Class B	209,508	24,286,167
		65,571,885
Airlines - 0.9%
Alaska Air Group, Inc.	19,100	1,571,357
American Airlines Group, Inc.	80,100	3,719,844
Delta Air Lines, Inc.	664,090	31,995,856
Southwest Airlines Co.	286,900	13,372,409
United Continental Holdings, Inc. (a)	607,085	41,858,511
		92,517,977
Building Products - 0.0%
Owens Corning	52,400	2,692,312
Commercial Services & Supplies - 0.2%
Deluxe Corp.	191,700	12,978,090
LSC Communications, Inc.	80,075	1,652,748
R.R. Donnelley & Sons Co.	213,533	3,713,339
		18,344,177
Construction & Engineering - 0.2%
Fluor Corp.	268,700	14,378,137
Jacobs Engineering Group, Inc. (a)	94,227	5,843,016
Quanta Services, Inc. (a)	22,400	755,328
Tutor Perini Corp. (a)	185,700	4,846,770
		25,823,251
Electrical Equipment - 0.3%
Eaton Corp. PLC	210,400	13,993,704
Emerson Electric Co.	297,700	16,802,188
Hubbell, Inc. Class B	24,200	2,717,176
		33,513,068
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	29,800	3,342,666
Honeywell International, Inc.	385,419	43,914,641
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	176,480	5,049,093
		52,306,400
Machinery - 1.1%
AGCO Corp.	250,300	13,966,740
Cummins, Inc.	78,000	11,058,840
Deere & Co.	109,000	10,921,800
Flowserve Corp.	58,400	2,771,080
Ingersoll-Rand PLC	119,500	8,907,530
Oshkosh Corp.	257,000	17,990,000
PACCAR, Inc.	162,200	10,080,730
Parker Hannifin Corp.	62,800	8,724,804
Pentair PLC	77,500	4,453,150
Snap-On, Inc.	25,500	4,263,600
Stanley Black & Decker, Inc.	67,400	7,995,662
Timken Co.	169,200	6,607,260
Trinity Industries, Inc.	504,800	14,028,392
WABCO Holdings, Inc. (a)	25,500	2,512,005
		124,281,593
Professional Services - 0.1%
Dun & Bradstreet Corp.	16,600	2,020,552
Manpower, Inc.	31,700	2,707,497
Robert Half International, Inc.	19,900	892,913
		5,620,962
Road & Rail - 1.0%
AMERCO	8,600	2,936,556
CSX Corp.	911,000	32,622,910
Norfolk Southern Corp.	135,000	14,372,100
Ryder System, Inc.	276,319	21,635,778
Union Pacific Corp.	381,200	38,626,996
		110,194,340
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	12,262,932
Triton International Ltd.	236,100	4,554,369
United Rentals, Inc. (a)	38,900	3,933,179
W.W. Grainger, Inc.	27,000	6,225,390
		26,975,870

TOTAL INDUSTRIALS		824,576,626

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc.	222,901	2,750,598
Cisco Systems, Inc.	4,743,200	141,442,224
Harris Corp.	109,257	11,314,655
Juniper Networks, Inc.	58,800	1,619,352
		157,126,829
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	42,200	2,880,994
Avnet, Inc.	91,700	4,208,113
CDW Corp.	75,500	3,868,620
Corning, Inc.	1,680,800	40,389,624
Dell Technologies, Inc. (a)	191,031	10,231,620
Flextronics International Ltd. (a)	1,844,728	26,268,927
Jabil Circuit, Inc.	85,800	1,814,670
Keysight Technologies, Inc. (a)	26,300	968,629
TE Connectivity Ltd.	592,185	40,055,393
Tech Data Corp. (a)	166,200	14,105,394
Vishay Intertechnology, Inc.	590,800	8,950,620
		153,742,604
Internet Software & Services - 0.2%
Alphabet, Inc. Class A (a)	16,438	12,753,915
eBay, Inc. (a)	253,468	7,048,945
		19,802,860
IT Services - 1.5%
Computer Sciences Corp.	181,315	10,993,128
CSG Systems International, Inc.	185,800	8,268,100
IBM Corp.	619,800	100,543,956
Leidos Holdings, Inc.	95,631	4,896,307
PayPal Holdings, Inc. (a)	273,000	10,723,440
The Western Union Co.	225,600	4,744,368
Xerox Corp.	1,896,000	17,727,600
		157,896,899
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	4,206,800	145,975,960
KLA-Tencor Corp.	123,197	9,836,048
Lam Research Corp.	266,900	28,296,738
Marvell Technology Group Ltd.	79,200	1,135,728
Microchip Technology, Inc.	283,000	18,728,940
Micron Technology, Inc. (a)	465,100	9,083,403
Qorvo, Inc. (a)	59,200	3,161,872
Qualcomm, Inc.	800,430	54,533,296
Skyworks Solutions, Inc.	86,700	6,662,895
Texas Instruments, Inc.	340,492	25,172,574
		302,587,454
Software - 1.6%
Adobe Systems, Inc. (a)	192,000	19,739,520
ANSYS, Inc. (a)	14,999	1,410,356
CA Technologies, Inc.	193,800	6,193,848
Microsoft Corp.	457,058	27,542,315
Oracle Corp.	2,662,185	106,993,215
Symantec Corp.	281,100	6,856,029
		168,735,283
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,708,782	188,854,587
Hewlett Packard Enterprise Co.	1,680,171	39,988,070
HP, Inc.	2,131,700	32,828,180
NCR Corp. (a)	469,800	18,204,750
NetApp, Inc.	252,600	9,235,056
Seagate Technology LLC	502,900	20,166,290
Western Digital Corp.	177,300	11,286,918
		320,563,851

TOTAL INFORMATION TECHNOLOGY		1,280,455,780

MATERIALS - 3.7%
Chemicals - 2.4%
Ashland Global Holdings, Inc.	28,000	3,155,600
Cabot Corp.	272,700	13,888,611
Celanese Corp. Class A	260,400	20,654,928
CF Industries Holdings, Inc.	273,700	7,920,878
Eastman Chemical Co.	411,771	30,932,238
Huntsman Corp.	639,400	12,455,512
LyondellBasell Industries NV Class A	779,067	70,365,331
Methanex Corp.	70,610	3,108,144
PPG Industries, Inc.	291,945	28,006,284
RPM International, Inc.	61,700	3,264,547
Stepan Co.	142,400	11,558,608
The Dow Chemical Co.	1,014,118	56,506,655
The Mosaic Co.	77,500	2,201,000
Westlake Chemical Corp.	19,900	1,177,483
		265,195,819
Construction Materials - 0.2%
CRH PLC sponsored ADR	182,498	6,042,509
Martin Marietta Materials, Inc.	96,000	21,067,200
		27,109,709
Containers & Packaging - 0.6%
Avery Dennison Corp.	13,800	994,428
Bemis Co., Inc.	43,600	2,183,052
Crown Holdings, Inc. (a)	64,700	3,519,033
Graphic Packaging Holding Co.	141,600	1,779,912
International Paper Co.	384,800	18,747,456
Packaging Corp. of America	324,600	27,513,096
Sealed Air Corp.	84,234	3,841,070
Sonoco Products Co.	43,400	2,349,242
WestRock Co.	136,857	7,007,078
		67,934,367
Metals & Mining - 0.3%
Barrick Gold Corp.	305,668	4,585,134
Newmont Mining Corp.	82,100	2,663,324
Nucor Corp.	226,488	14,085,289
Reliance Steel & Aluminum Co.	32,500	2,635,750
Steel Dynamics, Inc.	138,623	4,918,344
		28,887,841
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	8,289,897
Schweitzer-Mauduit International, Inc.	199,000	8,365,960
		16,655,857

TOTAL MATERIALS		405,783,593

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Hospitality Properties Trust (SBI)	690,200	20,012,349
Lexington Corporate Properties Trust	1,090,900	11,268,997
Mack-Cali Realty Corp.	527,600	14,271,580
Medical Properties Trust, Inc.	493,400	5,881,328
Piedmont Office Realty Trust, Inc. Class A	655,900	12,881,876
VEREIT, Inc.	1,208,900	10,021,781
		74,337,911
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,242,300	86,620,049
Verizon Communications, Inc.	2,878,400	143,632,160
		230,252,209
UTILITIES - 2.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	227,500	13,433,875
Duke Energy Corp.	297,300	21,931,821
Edison International	140,700	9,675,939
Entergy Corp.	497,400	34,186,302
Eversource Energy	142,100	7,335,202
Exelon Corp.	1,448,400	47,087,484
FirstEnergy Corp.	924,700	28,933,863
OGE Energy Corp.	87,600	2,772,540
Pinnacle West Capital Corp.	49,800	3,681,714
Xcel Energy, Inc.	217,100	8,469,071
		177,507,811
Gas Utilities - 0.1%
National Fuel Gas Co.	194,000	10,937,720
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,771,714	20,286,125
Multi-Utilities - 0.7%
Ameren Corp.	112,200	5,511,264
DTE Energy Co.	83,000	7,726,470
Public Service Enterprise Group, Inc.	1,262,500	52,153,875
SCANA Corp.	66,100	4,662,033
		70,053,642

TOTAL UTILITIES		278,785,298

TOTAL COMMON STOCKS
(Cost $6,492,461,885)		8,737,017,735

Equity Funds - 15.2%
Large Blend Funds - 1.3%
Fidelity SAI U.S. Minimum Volatility Index Fund (b)	13,088,813	143,060,730
Large Value Funds - 9.8%
Invesco Diversified Dividend Fund - Class A	29,481,669	569,880,658
JPMorgan Value Advantage Fund Institutional Class	15,395,330	491,264,985

TOTAL LARGE VALUE FUNDS		1,061,145,643

Mid-Cap Value Funds - 2.3%
Fidelity Low-Priced Stock Fund (b)	5,010,755	251,038,845
Sector Funds - 1.8%
Fidelity Energy Portfolio (b)	4,204,783	198,928,304
TOTAL EQUITY FUNDS
(Cost $1,128,573,872)		1,654,173,522

U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.47% 12/1/16 to 3/2/17 (c)
(Cost $18,189,655)	$18,205,000	18,189,047

Money Market Funds - 0.9%
	Shares
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $96,774,733)	96,774,733	96,774,733
TOTAL INVESTMENT PORTFOLIO - 96.7%
(Cost $7,736,000,145)		10,506,155,037
NET OTHER ASSETS (LIABILITIES) - 3.3%		356,719,571
NET ASSETS - 100%		$10,862,874,608

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3,534 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	380,894,520	$4,452,459

The face value of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,189,047.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$193,678,680	$--	$24,454,603	$--	$198,928,304
Fidelity Low-Priced Stock Fund	487,692,838	7,178,605	245,936,125	1,365,733	251,038,845
Fidelity SAI U.S. Minimum Volatility Index Fund	--	225,000,000	79,990,523	--	143,060,730
Total	$681,371,518	$232,178,605	$350,381,251	$1,365,733	$593,027,879

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$794,291,319	$794,291,319	$--	$--
Consumer Staples	357,291,165	357,291,165	--	--
Energy	821,870,082	821,870,082	--	--
Financials	2,456,557,917	2,456,557,917	--	--
Health Care	1,212,815,835	1,212,815,835	--	--
Industrials	824,576,626	824,576,626	--	--
Information Technology	1,280,455,780	1,280,455,780	--	--
Materials	405,783,593	405,783,593	--	--
Real Estate	74,337,911	74,337,911	--	--
Telecommunication Services	230,252,209	230,252,209	--	--
Utilities	278,785,298	278,785,298	--	--
Equity Funds	1,654,173,522	1,654,173,522	--	--
Other Short-Term Investments	18,189,047	--	18,189,047	--
Money Market Funds	96,774,733	96,774,733	--	--
Total Investments in Securities:	$10,506,155,037	$10,487,965,990	$18,189,047	$--
Derivative Instruments:
Assets
Futures Contracts	$4,452,459	$4,452,459	$--	$--
Total Assets	$4,452,459	$4,452,459	$--	$--
Total Derivative Instruments:	$4,452,459	$4,452,459	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,452,459	$0
Total Equity Risk	4,452,459	0
Total Value of Derivatives	$4,452,459	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,283,900,937)	$9,913,127,158
Affiliated issuers (cost $452,099,208)	593,027,879
Total Investments (cost $7,736,000,145)		$10,506,155,037
Receivable for investments sold		431,304,574
Receivable for fund shares sold		2,721,460
Dividends receivable		27,876,434
Interest receivable		1,886
Receivable for daily variation margin for derivative instruments		2,153,489
Prepaid expenses		23,139
Other receivables		145,380
Total assets		10,970,381,399
Liabilities
Payable for investments purchased	$94,403,537
Payable for fund shares redeemed	9,804,400
Accrued management fee	1,680,500
Other affiliated payables	1,337,814
Other payables and accrued expenses	280,540
Total liabilities		107,506,791
Net Assets		$10,862,874,608
Net Assets consist of:
Paid in capital		$7,754,295,251
Undistributed net investment income		93,018,545
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		240,953,461
Net unrealized appreciation (depreciation) on investments		2,774,607,351
Net Assets, for 581,132,882 shares outstanding		$10,862,874,608
Net Asset Value, offering price and redemption price per share ($10,862,874,608 ÷ 581,132,882 shares)		$18.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$110,607,644
Affiliated issuers		1,365,733
Interest		256,717
Total income		112,230,094
Expenses
Management fee	$23,332,431
Transfer agent fees	7,455,735
Accounting fees and expenses	655,715
Custodian fees and expenses	56,745
Independent trustees' fees and expenses	65,953
Registration fees	61,732
Audit	35,060
Legal	42,706
Interest	237
Miscellaneous	135,083
Total expenses before reductions	31,841,397
Expense reductions	(13,276,491)	18,564,906
Net investment income (loss)		93,665,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	231,264,715
Affiliated issuers	14,929,813
Foreign currency transactions	(1,516)
Futures contracts	14,936,957
Realized gain distributions from underlying funds:
Affiliated issuers	5,812,872
Total net realized gain (loss)		266,942,841
Change in net unrealized appreciation (depreciation) on: Investment securities	579,997,155
Futures contracts	(111,535)
Total change in net unrealized appreciation (depreciation)		579,885,620
Net gain (loss)		846,828,461
Net increase (decrease) in net assets resulting from operations		$940,493,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,665,188	$230,194,343
Net realized gain (loss)	266,942,841	605,414,566
Change in net unrealized appreciation (depreciation)	579,885,620	(1,167,188,621)
Net increase (decrease) in net assets resulting from operations	940,493,649	(331,579,712)
Distributions to shareholders from net investment income	(84,071,345)	(207,553,112)
Distributions to shareholders from net realized gain	(255,895,985)	(606,768,125)
Total distributions	(339,967,330)	(814,321,237)
Share transactions
Proceeds from sales of shares	374,257,605	1,698,604,727
Reinvestment of distributions	339,037,979	811,880,855
Cost of shares redeemed	(1,511,565,854)	(3,573,981,046)
Net increase (decrease) in net assets resulting from share transactions	(798,270,270)	(1,063,495,464)
Total increase (decrease) in net assets	(197,743,951)	(2,209,396,413)
Net Assets
Beginning of period	11,060,618,559	13,270,014,972
End of period	$10,862,874,608	$11,060,618,559
Other Information
Undistributed net investment income end of period	$93,018,545	$83,424,702
Shares
Sold	21,175,568	96,694,313
Issued in reinvestment of distributions	19,373,599	45,489,893
Redeemed	(85,787,256)	(204,970,604)
Net increase (decrease)	(45,238,089)	(62,786,398)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.66	$19.26	$19.14	$16.92	$13.54	$14.56
Income from Investment Operations
Net investment income (loss)A	.16	.34	.31	.26	.29	.24
Net realized and unrealized gain (loss)	1.42	(.73)	1.59	3.02	3.73	(.82)
Total from investment operations	1.58	(.39)	1.90	3.28	4.02	(.58)
Distributions from net investment income	(.14)	(.31)	(.27)	(.25)	(.26)	(.21)
Distributions from net realized gain	(.42)	(.90)	(1.51)	(.81)	(.38)	(.22)
Total distributions	(.55)B	(1.21)	(1.78)	(1.06)	(.64)	(.44)C
Net asset value, end of period	$18.69	$17.66	$19.26	$19.14	$16.92	$13.54
Total ReturnD,E	9.18%	(1.97)%	10.23%	20.07%	30.65%	(4.04)%
Ratios to Average Net AssetsF
Expenses before reductions	.60%G	.58%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.35%G	.33%	.31%	.31%	.33%	.35%
Expenses net of all reductions	.35%G	.33%	.31%	.31%	.33%	.35%
Net investment income (loss)	1.76%G	1.94%	1.63%	1.45%	1.90%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,862,875	$11,060,619	$13,270,015	$12,849,529	$9,527,041	$6,964,262
Portfolio turnover rateH	29%G	39%	31%	42%	48%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.55 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.417 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.223 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the

Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,909,995,142
Gross unrealized depreciation	(151,327,770)
Net unrealized appreciation (depreciation) on securities	$2,758,667,372
Tax cost	$7,747,487,665

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(1,516) and a change in net unrealized appreciation (depreciation) of $(111,535) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Underlying Fund shares), other than short-term securities, aggregated $1,518,763,286 and $2,807,919,143, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, LSV Asset Management and Robeco Investment Management, Inc. (d/b/a Boston Partners) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,849 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $9,492,000. The weighted average interest rate was .90%. The interest expense amounted to $237 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $13,276,491.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 15% of the total outstanding shares of Fidelity SAI U.S. Minimum Volatility Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.35%	$1,000.00	$1,091.80	$1.84
Hypothetical-C		$1,000.00	$1,023.31	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.70% of the fund's average daily net assets and that the approval of the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Value Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.70% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), LSV Asset Management (LSV), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, FIAM, LSV, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and in the first quartile for the three- and five-year periods ended December 31, 2015. The Board also noted that the fund had out-performed 67%, 82%, and 76% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods and lower than its benchmark for the five-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2019 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.70%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2019.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2d

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Value Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	6,899,983,843.50	94.160
Against	166,043,140.44	2.266
Abstain	261,925,782.52	3.574
TOTAL	7,327,952,766.46	100.000

PROPOSAL 4c

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Value Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	6,904,368,592.99	94.220
Against	157,112,843.87	2.144
Abstain	266,471,329.60	3.636
TOTAL	7,327,952,766.46	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SUF-SANN-0117
1.912899.106

Strategic Advisers® Growth Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Growth Company Fund	13.5	10.4
Fidelity SAI U.S. Quality Index Fund	8.1	3.3
Columbia Select Large Cap Growth Fund Class R5	4.1	3.4
Apple, Inc.	3.3	3.3
Facebook, Inc. Class A	2.2	2.3
Microsoft Corp.	2.1	1.5
Amazon.com, Inc.	2.0	2.4
Alphabet, Inc. Class C	2.0	2.0
Alphabet, Inc. Class A	1.9	2.1
Home Depot, Inc.	1.5	2.0
	40.7

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	26.9
Consumer Discretionary	13.0	15.9
Health Care	12.0	13.8
Consumer Staples	7.0	8.0
Industrials	7.0	7.6

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	72.5%
Preferred Stocks	0.1%
Large Growth Funds	25.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

As of May 31, 2016
Common Stocks	81.3%
Preferred Stocks	0.1%
Large Growth Funds	17.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
Lear Corp.	361,541	$46,823,175
The Goodyear Tire & Rubber Co.	525,700	16,133,733
		62,956,908
Automobiles - 0.5%
General Motors Co.	365,370	12,616,226
Tesla Motors, Inc. (a)	66,624	12,618,586
Thor Industries, Inc.	216,000	21,723,120
		46,957,932
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	234,571	12,458,066
Carnival Corp. unit	464,885	23,899,738
Chipotle Mexican Grill, Inc. (a)	6,803	2,696,233
Domino's Pizza, Inc.	256,347	43,076,550
Dunkin' Brands Group, Inc.	178,656	9,699,234
Marriott International, Inc. Class A	257,742	20,304,915
McDonald's Corp.	343,257	40,940,262
Wyndham Worldwide Corp.	261,100	18,796,589
Yum China Holdings, Inc.	383,459	10,782,867
Yum! Brands, Inc.	581,384	36,853,932
		219,508,386
Household Durables - 0.4%
D.R. Horton, Inc.	920,300	25,510,716
Mohawk Industries, Inc. (a)	69,022	13,627,704
Tupperware Brands Corp.	83,624	4,636,115
		43,774,535
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	281,493	211,280,201
Expedia, Inc.	136,220	16,898,091
Priceline Group, Inc. (a)	18,471	27,774,473
		255,952,765
Media - 2.3%
Charter Communications, Inc. Class A (a)	124,375	34,241,681
Comcast Corp. Class A	1,454,914	101,131,072
Omnicom Group, Inc.	328,070	28,522,406
The Walt Disney Co.	345,383	34,234,363
Twenty-First Century Fox, Inc. Class A	722,520	20,310,037
Viacom, Inc. Class B (non-vtg.)	596,090	22,341,453
		240,781,012
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	286,526	25,260,132
Specialty Retail - 3.8%
AutoZone, Inc. (a)	93,686	73,373,001
Dick's Sporting Goods, Inc.	384,900	22,736,043
Foot Locker, Inc.	354,300	25,392,681
Gap, Inc.	584,602	14,597,512
Home Depot, Inc.	1,151,079	148,949,623
Lowe's Companies, Inc.	160,033	11,290,328
Ross Stores, Inc.	264,000	17,843,760
TJX Companies, Inc.	735,160	57,592,434
Urban Outfitters, Inc. (a)	465,571	14,712,044
		386,487,426
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (a)	377,112	21,491,613
Michael Kors Holdings Ltd. (a)	426,859	19,844,675
Under Armour, Inc. Class C (non-vtg.)	97,258	2,507,311
		43,843,599

TOTAL CONSUMER DISCRETIONARY		1,325,522,695

CONSUMER STAPLES - 7.0%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	137,900	20,842,206
Molson Coors Brewing Co. Class B	262,100	25,693,663
Monster Beverage Corp. (a)	796,173	35,628,742
PepsiCo, Inc.	1,147,476	114,862,348
The Coca-Cola Co.	809,637	32,668,853
		229,695,812
Food & Staples Retailing - 1.1%
CVS Health Corp.	973,400	74,844,726
Sysco Corp.	195,118	10,390,034
Wal-Mart Stores, Inc.	469,200	33,045,756
		118,280,516
Food Products - 2.0%
Archer Daniels Midland Co.	569,293	24,610,536
Danone SA sponsored ADR	2,308,076	28,832,485
Ingredion, Inc.	148,000	17,372,240
Kellogg Co.	388,760	27,990,720
Mondelez International, Inc.	1,125,230	46,404,485
Pilgrim's Pride Corp.	359,691	6,334,159
Pinnacle Foods, Inc.	340,300	16,865,268
The J.M. Smucker Co.	154,297	19,433,707
Tyson Foods, Inc. Class A	242,500	13,776,425
		201,620,025
Household Products - 0.3%
Procter& Gamble Co.	356,935	29,432,860
Personal Products - 0.3%
Coty, Inc. Class A	684,263	12,802,561
Estee Lauder Companies, Inc. Class A	266,958	20,742,637
		33,545,198
Tobacco - 1.1%
Altria Group, Inc.	430,691	27,534,076
Philip Morris International, Inc.	894,485	78,965,136
Reynolds American, Inc.	103,000	5,572,300
		112,071,512

TOTAL CONSUMER STAPLES		724,645,923

ENERGY - 0.8%
Energy Equipment & Services - 0.4%
Halliburton Co.	427,320	22,686,419
Schlumberger Ltd.	285,482	23,994,762
		46,681,181
Oil, Gas & Consumable Fuels - 0.4%
Apache Corp.	481,750	31,771,413
Parsley Energy, Inc. Class A (a)	167,853	6,403,592
		38,175,005

TOTAL ENERGY		84,856,186

FINANCIALS - 3.0%
Banks - 0.9%
Bank of America Corp.	1,245,078	26,296,047
JPMorgan Chase & Co.	803,430	64,410,983
		90,707,030
Capital Markets - 1.0%
Bank of New York Mellon Corp.	729,000	34,569,180
FactSet Research Systems, Inc.	106,723	17,093,823
Greenhill & Co., Inc.	24,813	687,320
MSCI, Inc.	116,865	9,208,962
S&P Global, Inc.	112,827	13,425,285
SEI Investments Co.	555,574	26,211,981
		101,196,551
Consumer Finance - 0.8%
American Express Co.	182,752	13,165,454
Capital One Financial Corp.	500,010	42,020,840
Discover Financial Services	331,500	22,465,755
LendingClub Corp. (a)	486,433	2,753,211
		80,405,260
Insurance - 0.3%
MetLife, Inc.	357,231	19,651,277
Prudential Financial, Inc.	165,999	16,699,499
		36,350,776

TOTAL FINANCIALS		308,659,617

HEALTH CARE - 12.0%
Biotechnology - 3.7%
AbbVie, Inc.	447,100	27,183,680
Alexion Pharmaceuticals, Inc. (a)	32,647	4,002,196
Alnylam Pharmaceuticals, Inc. (a)	16,849	739,166
Amgen, Inc.	544,765	78,484,294
Biogen, Inc. (a)	87,635	25,770,824
BioMarin Pharmaceutical, Inc. (a)	290,780	24,899,491
Celgene Corp. (a)	527,653	62,532,157
Gilead Sciences, Inc.	1,781,744	131,314,533
Intrexon Corp. (a)	38,177	1,114,005
Juno Therapeutics, Inc. (a)	17,529	351,456
Regeneron Pharmaceuticals, Inc. (a)	55,557	21,069,437
		377,461,239
Health Care Equipment & Supplies - 2.0%
DexCom, Inc. (a)	43,801	2,859,767
Edwards Lifesciences Corp. (a)	655,632	54,319,111
Hologic, Inc. (a)	485,723	18,593,476
Intuitive Surgical, Inc. (a)	20,151	12,972,005
Medtronic PLC	799,763	58,390,697
Stryker Corp.	112,963	12,839,375
The Cooper Companies, Inc.	139,100	22,880,559
Varian Medical Systems, Inc. (a)	242,439	21,778,295
		204,633,285
Health Care Providers & Services - 2.6%
Aetna, Inc.	170,000	22,242,800
Express Scripts Holding Co. (a)	533,586	40,488,506
HCA Holdings, Inc. (a)	320,820	22,742,930
Laboratory Corp. of America Holdings (a)	210,300	26,466,255
McKesson Corp.	85,226	12,256,351
UnitedHealth Group, Inc.	924,949	146,437,926
		270,634,768
Health Care Technology - 0.4%
athenahealth, Inc. (a)	127,585	12,069,541
Cerner Corp. (a)	382,013	19,016,607
Veeva Systems, Inc. Class A (a)	204,156	9,489,171
		40,575,319
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	479,150	21,073,017
Illumina, Inc. (a)	93,472	12,444,862
Thermo Fisher Scientific, Inc.	707,325	99,103,306
Waters Corp. (a)	106,975	14,395,626
		147,016,811
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	93,580	5,281,655
Eli Lilly & Co.	703,986	47,251,540
Merck & Co., Inc.	1,294,599	79,216,513
Novartis AG sponsored ADR	261,260	17,964,238
Novo Nordisk A/S Series B sponsored ADR	763,723	25,661,093
Pfizer, Inc.	579,592	18,628,087
		194,003,126

TOTAL HEALTH CARE		1,234,324,548

INDUSTRIALS - 7.0%
Aerospace & Defense - 2.4%
General Dynamics Corp.	154,500	27,091,575
Lockheed Martin Corp.	74,700	19,814,175
Northrop Grumman Corp.	308,857	77,106,150
Orbital ATK, Inc.	74,279	6,338,227
Spirit AeroSystems Holdings, Inc. Class A	196,391	11,439,776
Textron, Inc.	380,706	17,523,897
TransDigm Group, Inc.	37,272	9,371,299
United Technologies Corp.	709,686	76,447,376
		245,132,475
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	535,670	28,251,236
FedEx Corp.	228,320	43,762,094
United Parcel Service, Inc. Class B	611,982	70,940,953
		142,954,283
Airlines - 0.6%
Copa Holdings SA Class A	296,547	26,354,132
Delta Air Lines, Inc.	606,056	29,199,778
JetBlue Airways Corp. (a)	491,000	9,864,190
		65,418,100
Building Products - 0.6%
Lennox International, Inc.	51,578	7,668,101
Owens Corning	1,021,151	52,466,738
		60,134,839
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	341,350	38,893,419
Roper Technologies, Inc.	76,188	13,798,409
		52,691,828
Machinery - 0.8%
Caterpillar, Inc.	127,060	12,141,854
Deere & Co.	229,661	23,012,032
Ingersoll-Rand PLC	407,500	30,375,050
Oshkosh Corp.	201,200	14,084,000
		79,612,936
Professional Services - 0.2%
IHS Markit Ltd. (a)	258,070	9,275,036
Verisk Analytics, Inc. (a)	114,996	9,553,868
		18,828,904
Road & Rail - 0.2%
Union Pacific Corp.	177,468	17,982,832
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	381,000	14,950,440
United Rentals, Inc. (a)	231,447	23,401,606
		38,352,046

TOTAL INDUSTRIALS		721,108,243

INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,156,766	64,314,762
Juniper Networks, Inc.	998,300	27,493,182
		91,807,944
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	332,185	12,234,374
Internet Software & Services - 7.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	470,725	44,257,565
Alphabet, Inc.:
Class A (a)	254,119	197,165,850
Class C (a)	275,323	208,705,847
Dropbox, Inc. (a)(b)	286,254	3,641,151
eBay, Inc. (a)	1,893,017	52,644,803
Facebook, Inc. Class A(a)	1,859,241	220,171,319
MercadoLibre, Inc.	31,690	5,001,316
SurveyMonkey (a)(b)	163,411	1,861,251
Twitter, Inc. (a)	508,436	9,400,982
Zillow Group, Inc.:
Class A (a)	90,212	3,170,952
Class C (a)	181,816	6,530,831
		752,551,867
IT Services - 4.9%
Accenture PLC Class A	256,741	30,662,578
Alliance Data Systems Corp.	198,850	45,492,903
Amdocs Ltd.	214,978	12,677,253
Automatic Data Processing, Inc.	89,170	8,562,103
Cognizant Technology Solutions Corp. Class A (a)	434,315	23,922,070
Fidelity National Information Services, Inc.	622,010	48,012,952
Fiserv, Inc. (a)	245,400	25,673,748
FleetCor Technologies, Inc. (a)	266,669	39,824,348
Gartner, Inc. (a)	248,732	25,574,624
Global Payments, Inc.	491,755	33,709,805
IBM Corp.	142,100	23,051,462
Leidos Holdings, Inc.	263,885	13,510,912
MasterCard, Inc. Class A	289,600	29,597,120
PayPal Holdings, Inc. (a)	585,977	23,017,177
Vantiv, Inc. (a)	578,398	32,638,999
Visa, Inc. Class A	1,134,749	87,738,793
		503,666,847
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	614,554	45,624,489
Applied Materials, Inc.	1,381,600	44,487,520
Broadcom Ltd.	81,327	13,865,440
Intel Corp.	1,052,200	36,511,340
Lam Research Corp.	287,500	30,480,750
NVIDIA Corp.	726,342	66,968,732
Qualcomm, Inc.	1,365,238	93,013,665
Texas Instruments, Inc.	207,191	15,317,631
		346,269,567
Software - 5.4%
Activision Blizzard, Inc.	1,068,492	39,117,492
Adobe Systems, Inc. (a)	259,962	26,726,693
Atlassian Corp. PLC	237,484	6,445,316
Autodesk, Inc. (a)	382,006	27,737,456
Electronic Arts, Inc. (a)	751,563	59,553,852
Intuit, Inc.	265,944	30,232,514
Microsoft Corp.	3,519,229	212,068,740
Mobileye NV (a)	37,189	1,384,546
Oracle Corp.	2,300,341	92,450,705
ServiceNow, Inc. (a)	113,475	9,435,446
Splunk, Inc. (a)	161,802	9,323,031
Synopsys, Inc. (a)	419,300	25,359,264
Workday, Inc. Class A (a)	160,808	13,559,331
		553,394,386
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	3,022,936	334,094,887
NCR Corp. (a)	1,076,437	41,711,934
NetApp, Inc.	342,065	12,505,896
		388,312,717

TOTAL INFORMATION TECHNOLOGY		2,648,237,702

MATERIALS - 2.9%
Chemicals - 2.1%
AdvanSix, Inc. (a)	13,654	255,330
Ashland Global Holdings, Inc.	390,650	44,026,255
FMC Corp.	158,660	8,903,999
LyondellBasell Industries NV Class A	661,677	59,762,667
Monsanto Co.	763,927	78,462,942
Sherwin-Williams Co.	85,758	23,040,602
		214,451,795
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	23,597	5,178,362
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	685,300	12,588,961
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	575,230	8,829,781
Newmont Mining Corp.	661,417	21,456,367
Steel Dynamics, Inc.	1,089,200	38,644,816
		68,930,964

TOTAL MATERIALS		301,150,082

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Digital Realty Trust, Inc.	128,143	11,831,443
Equity Lifestyle Properties, Inc.	126,327	8,770,884
Extra Space Storage, Inc.	90,665	6,361,056
Simon Property Group, Inc.	57,452	10,321,252
		37,284,635
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	283,699	6,851,331

TOTAL REAL ESTATE		44,135,966

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	354,688	13,701,597
Verizon Communications, Inc.	1,058,951	52,841,655
		66,543,252
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	835,753	9,569,372
TOTAL COMMON STOCKS
(Cost $5,127,507,578)		7,468,753,586

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)	98,859	10,380,195
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	28,508	362,622

TOTAL CONVERTIBLE PREFERRED STOCKS		10,742,817

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Flipkart Series D (a)(b)	52,096	2,715,764
TOTAL PREFERRED STOCKS
(Cost $5,478,268)		13,458,581

Equity Funds - 25.7%
Large Growth Funds - 25.7%
Columbia Select Large Cap Growth Fund Class R5	26,725,322	426,001,637
Fidelity Growth Company Fund (c)	9,706,336	1,385,676,572
Fidelity SAI U.S. Quality Index Fund (c)	76,595,227	834,122,022
TOTAL EQUITY FUNDS
(Cost $2,189,741,838)		2,645,800,231
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.33% 12/29/16 to 1/5/17 (d)
(Cost $6,520,548)	6,522,000	6,520,092
	Shares

Money Market Funds - 1.6%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $163,976,853)	163,976,853	163,976,853
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,493,225,085)		10,298,509,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,979,883)
NET ASSETS - 100%		$10,295,529,460

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
776 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2016	80,773,840	$987,852

The face value of futures purchased as a percentage of Net Assets is 0.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $421,138,598.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,960,983 or 0.2% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,973,837.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc.	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
Flipkart Series D	10/4/13	$1,195,447
SurveyMonkey	11/25/14	$2,688,111

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$1,142,743,794	$155,000,000	$--	$--	$1,385,676,572
Fidelity SAI U.S. Quality Index Fund	358,091,164	443,157,513	--	3,800,934	834,122,022
Total	$1,500,834,958	$598,157,513	$--	$3,800,934	$2,219,798,594

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,338,618,654	$1,325,522,695	$--	$13,095,959
Consumer Staples	724,645,923	724,645,923	--	--
Energy	84,856,186	84,856,186	--	--
Financials	308,659,617	308,659,617	--	--
Health Care	1,234,324,548	1,234,324,548	--	--
Industrials	721,108,243	721,108,243	--	--
Information Technology	2,648,600,324	2,642,735,300	--	5,865,024
Materials	301,150,082	301,150,082	--	--
Real Estate	44,135,966	44,135,966	--	--
Telecommunication Services	66,543,252	66,543,252	--	--
Utilities	9,569,372	9,569,372	--	--
Equity Funds	2,645,800,231	2,645,800,231	--	--
Other Short-Term Investments	6,520,092	--	6,520,092	--
Money Market Funds	163,976,853	163,976,853	--	--
Total Investments in Securities:	$10,298,509,343	$10,273,028,268	$6,520,092	$18,960,983
Derivative Instruments:
Assets
Futures Contracts	$987,852	$987,852	$--	$--
Total Assets	$987,852	$987,852	$--	$--
Total Derivative Instruments:	$987,852	$987,852	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$987,852	$0
Total Equity Risk	987,852	0
Total Value of Derivatives	$987,852	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,713,757,238)	$8,078,710,744
Affiliated issuers (cost $1,779,467,847)	2,219,798,599
Total Investments (cost $7,493,225,085)		$10,298,509,343
Foreign currency held at value (cost $13,672)		13,611
Receivable for investments sold		23,439,000
Receivable for fund shares sold		2,809,385
Dividends receivable		11,812,728
Prepaid expenses		23,038
Other receivables		156,046
Total assets		10,336,763,151
Liabilities
Payable for investments purchased	$28,746,046
Payable for fund shares redeemed	8,830,298
Accrued management fee	1,315,422
Payable for daily variation margin for derivative instruments	867,488
Other affiliated payables	1,182,056
Other payables and accrued expenses	292,381
Total liabilities		41,233,691
Net Assets		$10,295,529,460
Net Assets consist of:
Paid in capital		$6,761,923,772
Undistributed net investment income		52,296,100
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		675,037,539
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,806,272,049
Net Assets, for 622,049,120 shares outstanding		$10,295,529,460
Net Asset Value, offering price and redemption price per share ($10,295,529,460 ÷ 622,049,120 shares)		$16.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$64,062,085
Affiliated issuers		3,800,934
Interest		280,405
Total income		68,143,424
Expenses
Management fee	$21,417,603
Transfer agent fees	6,581,635
Accounting fees and expenses	654,684
Custodian fees and expenses	49,470
Independent trustees' fees and expenses	65,844
Registration fees	37,898
Audit	35,059
Legal	43,121
Miscellaneous	132,996
Total expenses before reductions	29,018,310
Expense reductions	(13,392,669)	15,625,641
Net investment income (loss)		52,517,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	635,137,709
Foreign currency transactions	17,734
Futures contracts	61,078,757
Realized gain distributions from underlying funds:
Affiliated issuers	2,356,579
Total net realized gain (loss)		698,590,779
Change in net unrealized appreciation (depreciation) on: Investment securities	(323,812,734)
Assets and liabilities in foreign currencies	82
Futures contracts	(1,045,157)
Total change in net unrealized appreciation (depreciation)		(324,857,809)
Net gain (loss)		373,732,970
Net increase (decrease) in net assets resulting from operations		$426,250,753

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,517,783	$93,291,122
Net realized gain (loss)	698,590,779	622,272,662
Change in net unrealized appreciation (depreciation)	(324,857,809)	(831,489,007)
Net increase (decrease) in net assets resulting from operations	426,250,753	(115,925,223)
Distributions to shareholders from net investment income	(38,521,687)	(82,792,975)
Distributions to shareholders from net realized gain	(361,712,100)	(638,862,712)
Total distributions	(400,233,787)	(721,655,687)
Share transactions
Proceeds from sales of shares	392,475,644	1,732,660,773
Reinvestment of distributions	398,804,664	719,255,590
Cost of shares redeemed	(1,484,365,157)	(3,785,909,086)
Net increase (decrease) in net assets resulting from share transactions	(693,084,849)	(1,333,992,723)
Total increase (decrease) in net assets	(667,067,883)	(2,171,573,633)
Net Assets
Beginning of period	10,962,597,343	13,134,170,976
End of period	$10,295,529,460	$10,962,597,343
Other Information
Undistributed net investment income end of period	$52,296,100	$38,300,004
Shares
Sold	23,873,102	105,285,014
Issued in reinvestment of distributions	24,481,563	42,548,390
Redeemed	(90,187,729)	(230,381,540)
Net increase (decrease)	(41,833,064)	(82,548,136)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.51	$17.60	$16.51	$14.71	$12.13	$12.67
Income from Investment Operations
Net investment income (loss)A	.08	.13	.12	.12	.12	.07
Net realized and unrealized gain (loss)	.57	(.23)	2.10	3.01	2.57	(.43)
Total from investment operations	.65	(.10)	2.22	3.13	2.69	(.36)
Distributions from net investment income	(.06)	(.12)	(.12)	(.10)	(.10)	(.07)
Distributions from net realized gain	(.55)	(.88)	(1.01)	(1.23)	–B	(.11)
Total distributions	(.61)	(.99)C	(1.13)	(1.33)	(.11)D	(.18)
Net asset value, end of period	$16.55	$16.51	$17.60	$16.51	$14.71	$12.13
Total ReturnE,F	4.01%	(.62)%	13.99%	22.64%	22.29%	(2.83)%
Ratios to Average Net AssetsG
Expenses before reductions	.55%H	.57%	.56%	.56%	.62%	.62%
Expenses net of fee waivers, if any	.30%H	.32%	.31%	.31%	.37%	.36%
Expenses net of all reductions	.30%H	.32%	.31%	.31%	.37%	.36%
Net investment income (loss)	.99%H	.79%	.73%	.75%	.89%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$10,295,529	$10,962,597	$13,134,171	$12,141,245	$9,084,200	$7,507,409
Portfolio turnover rateI	48%H	30%	40%	39%	73%	49%J

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.876 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,969,982,670
Gross unrealized depreciation	(188,601,500)
Net unrealized appreciation (depreciation) on securities	$2,781,381,170
Tax cost	$7,517,128,173

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61,078,757 and a change in net unrealized appreciation (depreciation) of $(1,045,157) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,399,335,682 and $3,354,058,890, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reduction note.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., FIAM LLC (an affiliate of the investment adviser) and Waddell & Reed Investment Management Co. (Waddell & Reed)(through June 28, 2016) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,164 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,715 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $13,211,059.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $181,084 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $526.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 21% of the total outstanding shares of Fidelity SAI U.S. Quality Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.30%	$1,000.00	$1,040.10	$1.53
Hypothetical-C		$1,000.00	$1,023.56	$1.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.95% of the fund's average daily net assets and that the approval of the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement[s], the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Growth Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.95% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), Loomis Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, FIAM, Loomis Sayles, MFS, MSIM, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-, three-, and five-year periods ended December 31, 2015. The Board also noted that the fund had out-performed 61%, 72%, and 63% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2019 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.95%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2019.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2c

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Growth Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	6,950,105,336.05	94.279
Against	162,949,957.14	2.211
Abstain	258,781,547.96	3.510
TOTAL	7,371,836,841.15	100.000

PROPOSAL 4b

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Growth Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	6,943,955,696.81	94.196
Against	160,754,044.64	2.180
Abstain	267,127,099.70	3.624
TOTAL	7,371,836,841.15	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SGF-SANN-0117
1.907406.106

Strategic Advisers® Short Duration Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Short-Term Fund - Administrator Class	17.0	16.9
Fidelity Short-Term Bond Fund	9.4	9.6
Fidelity Conservative Income Bond Fund Institutional Class	8.3	6.2
Metropolitan West Low Duration Bond Fund - Class M	6.6	8.6
BlackRock Low Duration Bond Portfolio	4.8	4.6
PIMCO Enhanced Short Maturity Active ETF	3.8	1.9
JPMorgan Short Duration Bond Fund Class A	3.6	4.6
Fidelity Floating Rate High Income Fund	3.6	3.9
Janus Short-Term Bond Fund - Class T	2.8	3.6
Delaware Limited-Term Diversified Income Fund - Class A	2.6	3.1
	62.5

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Corporate Bonds	16.7%
U.S. Government and U.S. Government Agency Obligations	2.2%
Asset-Backed Securities	6.2%
CMOs and Other Mortgage Related Securities	1.0%
Municipal Securities	1.0%
Bank Loan Funds	3.6%
Other Investments	0.3%
Short-Term Funds	61.2%
Short-Term Investments and Net Other Assets (Liabilities)	7.8%

As of May 31, 2016
Corporate Bonds	20.1%
U.S. Government and U.S. Government Agency Obligations	3.0%
Asset-Backed Securities	6.7%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Securities	0.2%
Bank Loan Funds	3.9%
Other Investments	0.2%
Short-Term Funds	60.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$1,450,000	$1,473,210
Automobiles - 0.8%
American Honda Finance Corp.:
1.1912% 11/19/18 (a)	5,000,000	5,003,760
1.7412% 2/22/19 (a)	8,351,000	8,452,348
Daimler Finance North America LLC:
1.125% 3/10/17 (b)	1,825,000	1,824,398
1.1393% 3/2/17 (a)(b)	5,000,000	5,002,750
1.2259% 8/1/17 (a)(b)	5,000,000	5,006,005
1.3587% 5/18/18 (a)(b)	5,000,000	4,998,740
1.5145% 10/30/19 (a)(b)	5,000,000	5,012,390
1.7459% 8/1/18 (a)(b)	1,060,000	1,064,776
General Motors Financial Co., Inc.:
2.1343% 10/4/19 (a)	5,000,000	5,027,450
2.2361% 4/10/18 (a)	5,000,000	5,032,445
2.35% 10/4/19	1,165,000	1,145,103
3.1% 1/15/19	630,000	635,425
3.15% 1/15/20	1,400,000	1,405,908
4.75% 8/15/17	1,375,000	1,404,635
Hyundai Capital Services, Inc. 3.5% 9/13/17 (b)	605,000	612,991
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (b)	1,375,000	1,380,196
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,655,000	1,651,541
1.2898% 5/23/17 (a)(b)	15,000,000	14,977,065
		69,637,926
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (b)	550,000	572,449
ERAC U.S.A. Finance LLC:
2.75% 3/15/17 (b)	520,000	522,012
2.8% 11/1/18 (b)	1,140,000	1,155,912
		2,250,373
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc. 2.6% 5/15/18	1,110,000	1,110,000
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,267,875
McDonald's Corp. 5.8% 10/15/17	10,000,000	10,370,300
Wyndham Worldwide Corp. 2.95% 3/1/17	375,000	375,931
		13,124,106
Household Durables - 0.1%
Newell Brands, Inc.:
2.05% 12/1/17	1,580,000	1,584,969
2.15% 10/15/18	1,030,000	1,036,127
2.6% 3/29/19	1,630,000	1,650,295
Whirlpool Corp.:
1.35% 3/1/17	1,850,000	1,850,675
1.65% 11/1/17	450,000	450,622
		6,572,688
Internet & Direct Marketing Retail - 0.1%
JD.com, Inc. 3.125% 4/29/21	2,755,000	2,720,439
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	860,000	877,304
Comcast Corp. 6.3% 11/15/17	5,000,000	5,231,505
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,849,850
NBCUniversal Enterprise, Inc. 1.565% 4/15/18 (a)(b)	15,315,000	15,420,643
Time Warner Cable, Inc.:
5.85% 5/1/17	1,110,000	1,129,594
6.75% 7/1/18	539,000	577,508
8.25% 4/1/19	1,390,000	1,568,544
		26,654,948
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,330,000	1,350,591
Specialty Retail - 0.1%
AutoZone, Inc. 1.625% 4/21/19	145,000	143,719
Home Depot, Inc. 1.2203% 9/15/17 (a)	10,000,000	10,029,130
Lowe's Companies, Inc. 1.4558% 9/14/18 (a)	330,000	332,795
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (b)	725,000	713,863
		11,219,507
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (b)	1,475,000	1,474,540

TOTAL CONSUMER DISCRETIONARY		136,478,328

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
1.0757% 1/27/17 (a)	10,000,000	10,002,870
1.9% 2/1/19	2,170,000	2,169,568
Heineken NV 1.4% 10/1/17 (b)	795,000	795,322
PepsiCo, Inc. 1.5062% 2/22/19 (a)	20,000,000	20,161,800
SABMiller Holdings, Inc. 1.5759% 8/1/18 (a)(b)	6,000,000	6,010,146
		39,139,706
Food & Staples Retailing - 0.2%
CVS Health Corp.:
1.2% 12/5/16	610,000	610,000
1.9% 7/20/18	11,033,000	11,056,280
Kroger Co. 6.4% 8/15/17	3,400,000	3,517,412
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	3,242,000	3,246,688
		18,430,380
Food Products - 0.1%
Bunge Ltd. Finance Corp.:
3.2% 6/15/17	2,260,000	2,280,078
3.5% 11/24/20	520,000	529,048
8.5% 6/15/19	100,000	115,017
Danone SA 1.691% 10/30/19 (b)	2,430,000	2,402,157
General Mills, Inc. 5.7% 2/15/17	5,000,000	5,045,820
Mead Johnson Nutrition Co. 3% 11/15/20	295,000	298,244
Tyson Foods, Inc. 2.65% 8/15/19	715,000	721,936
		11,392,300
Tobacco - 0.4%
BAT International Finance PLC 1.3603% 6/15/18 (a)(b)	15,000,000	15,003,750
Imperial Tobacco Finance PLC 2.05% 2/11/18 (b)	2,565,000	2,569,230
Philip Morris International, Inc.:
1.25% 8/11/17	5,796,000	5,799,907
1.25% 11/9/17	9,225,000	9,225,830
Reynolds American, Inc.:
2.3% 6/12/18	780,000	785,866
8.125% 6/23/19	360,000	413,463
		33,798,046

TOTAL CONSUMER STAPLES		102,760,432

ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Cameron International Corp.:
1.15% 12/15/16	215,000	214,999
1.4% 6/15/17	670,000	669,248
Rowan Companies, Inc. 5% 9/1/17	370,000	374,625
Transocean, Inc. 6.8% 12/15/16 (a)	410,000	410,552
		1,669,424
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	1,700,000	1,766,079
BP Capital Markets PLC:
1.2323% 2/10/17 (a)	12,747,000	12,753,807
1.846% 5/5/17	5,247,000	5,260,002
Canadian Natural Resources Ltd.:
1.75% 1/15/18	580,000	577,666
5.7% 5/15/17	1,335,000	1,358,895
Chevron Corp. 1.4112% 5/16/18 (a)	10,000,000	10,041,920
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	1,325,000	1,327,465
3.125% 1/20/20 (Reg. S)	1,740,000	1,751,199
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	550,000	549,539
Columbia Pipeline Group, Inc. 2.45% 6/1/18	460,000	462,447
ConocoPhillips Co.:
1.05% 12/15/17	750,000	745,526
5.2% 5/15/18	145,000	151,693
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,402,950
Enbridge Energy Partners LP 5.875% 12/15/16	1,056,000	1,057,176
Enbridge, Inc. 1.2893% 6/2/17 (a)	2,341,000	2,338,750
Encana Corp. 6.5% 5/15/19	150,000	160,965
Energy Transfer Partners LP:
6.125% 2/15/17	960,000	968,257
6.7% 7/1/18	275,000	293,031
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	388,527
6.3% 9/15/17	1,620,000	1,673,883
Exxon Mobil Corp.:
1.2051% 3/6/22 (a)	2,475,000	2,457,197
1.305% 3/6/18	1,740,000	1,739,499
1.6221% 3/1/19 (a)	20,000,000	20,259,900
Kinder Morgan Energy Partners LP:
5.95% 2/15/18	455,000	474,147
6% 2/1/17	343,000	345,323
Marathon Oil Corp. 6% 10/1/17	1,515,000	1,563,542
Murphy Oil Corp. 3.5% 12/1/17 (a)	3,090,000	3,105,450
ONEOK Partners LP 3.2% 9/15/18	95,000	97,072
Origin Energy Finance Ltd. 3.5% 10/9/18 (b)	1,300,000	1,315,587
Panhandle Eastern Pipe Line Co. LP 6.2% 11/1/17	110,000	113,596
Petroleos Mexicanos:
3.125% 1/23/19	195,000	192,894
3.5% 7/18/18	625,000	631,250
3.5% 7/23/20	410,000	398,028
Schlumberger Investment SA 1.25% 8/1/17 (b)	10,000,000	9,994,900
Shell International Finance BV:
1.1954% 9/12/19 (a)	10,000,000	10,016,470
1.2023% 5/10/17 (a)	10,000,000	10,010,690
TransCanada PipeLines Ltd.:
1.625% 11/9/17	1,573,000	1,574,214
1.6639% 1/12/18 (a)	3,000,000	3,012,669
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	1,060,000	1,068,975
		113,401,180

TOTAL ENERGY		115,070,604

FINANCIALS - 9.1%
Banks - 5.7%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	11,550,000	11,658,431
Australia & New Zealand Banking Group Ltd. 1.4657% 5/15/18 (a)	7,330,000	7,357,869
Banco de Credito del Peru 2.25% 10/25/19 (b)	280,000	277,550
Bank of America Corp.:
1.5401% 8/25/17 (a)	12,902,000	12,916,386
1.7% 8/25/17	1,645,000	1,647,619
2% 1/11/18	715,000	716,510
2.503% 10/21/22	635,000	616,230
2.625% 4/19/21	1,130,000	1,123,113
5.65% 5/1/18	425,000	446,600
Bank of America NA 1.2851% 6/5/17 (a)	6,161,000	6,169,798
Bank of Montreal 1.4761% 4/9/18 (a)	8,400,000	8,431,500
Bank of Nova Scotia:
1.2722% 12/13/16 (a)	4,990,000	4,990,778
1.3% 7/21/17	5,687,000	5,691,783
1.71% 1/15/19 (a)	5,000,000	5,045,235
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.1507% 9/8/17 (a)(b)	5,880,000	5,865,559
1.2% 3/10/17 (b)	10,000,000	9,999,860
1.2554% 3/10/17 (a)(b)	2,820,000	2,821,486
1.8758% 9/14/18 (a)(b)	5,000,000	5,033,250
Banque Federative du Credit Mutuel SA:
1.7% 1/20/17 (b)	1,415,000	1,416,005
1.7312% 1/20/17 (a)(b)	2,000,000	2,002,524
2.5% 10/29/18 (b)	1,405,000	1,418,156
Barclays Bank PLC:
1.4862% 2/17/17 (a)	5,000,000	5,003,290
6.05% 12/4/17 (b)	1,340,000	1,388,937
BB&T Corp. 1.7103% 6/15/18 (a)	6,575,000	6,611,268
BNP Paribas 2.375% 9/14/17	4,064,000	4,091,107
BNP Paribas SA:
1.3366% 3/17/17 (a)	5,000,000	5,003,575
1.4354% 12/12/16 (a)	6,623,000	6,624,490
BPCE SA:
1.625% 2/10/17	310,000	310,120
1.7323% 2/10/17 (a)	2,000,000	2,002,860
2.5% 12/10/18	2,130,000	2,150,910
Canadian Imperial Bank of Commerce 1.3534% 9/6/19 (a)	10,000,000	10,005,460
Capital One NA:
1.5609% 2/5/18 (a)	5,000,000	5,010,720
1.6172% 9/13/19 (a)	10,000,000	10,032,410
1.85% 9/13/19	1,525,000	1,507,563
Citigroup, Inc.:
1.55% 8/14/17	1,300,000	1,300,300
1.5757% 4/27/18 (a)	5,000,000	5,013,135
1.6301% 11/24/17 (a)	15,000,000	15,036,990
1.6934% 12/7/18 (a)	10,000,000	10,045,170
1.7% 4/27/18	1,065,000	1,062,491
1.7634% 6/7/19 (a)	5,000,000	5,043,050
1.8% 2/5/18	1,205,000	1,204,694
1.85% 11/24/17	870,000	872,445
2.05% 6/7/19	510,000	508,785
Citizens Bank NA:
2.45% 12/4/19	260,000	261,265
2.55% 5/13/21	520,000	517,131
Commonwealth Bank of Australia:
1.5209% 11/7/19 (a)(b)	10,000,000	10,012,630
1.6743% 11/2/18 (a)(b)	10,000,000	10,065,420
1.75% 11/2/18	2,126,000	2,128,120
Credit Suisse New York Branch:
1.375% 5/26/17	665,000	664,881
1.4271% 5/26/17 (a)	15,000,000	15,006,495
Discover Bank:
2% 2/21/18	340,000	340,105
7% 4/15/20	1,360,000	1,513,830
Fifth Third Bank:
1.4429% 9/27/19 (a)	5,000,000	5,001,365
1.8212% 8/20/18 (a)	5,000,000	5,033,850
HSBC Bank PLC 1.5457% 5/15/18 (a)(b)	1,365,000	1,365,800
HSBC U.S.A., Inc.:
1.2421% 11/13/17 (a)	5,000,000	5,000,250
1.2851% 3/3/17 (a)	5,000,000	5,001,445
1.625% 1/16/18	1,260,000	1,258,808
Huntington National Bank 2.2% 11/6/18	770,000	772,471
ING Bank NV:
1.5356% 10/1/19 (a)(b)	5,000,000	5,015,025
3.75% 3/7/17 (b)	8,430,000	8,483,952
JP Morgan Chase Bank NA 1.3133% 9/21/18 (a)	10,000,000	10,013,820
JPMorgan Chase & Co.:
1.7818% 1/25/18 (a)	19,350,000	19,481,251
2% 8/15/17	2,510,000	2,521,277
2.1118% 10/24/23 (a)	2,055,000	2,068,193
Manufacturers & Traders Trust Co. 1.1818% 7/25/17 (a)	10,000,000	10,007,790
Mizuho Bank Ltd.:
1.3067% 9/25/17 (a)(b)	7,000,000	6,995,520
1.7% 9/25/17 (b)	950,000	950,409
2.0712% 10/20/18 (a)(b)	5,000,000	5,026,620
2.15% 10/20/18 (b)	690,000	690,867
MUFG Americas Holdings Corp. 1.4568% 2/9/18 (a)	9,000,000	8,972,874
National Bank of Canada 1.45% 11/7/17	2,090,000	2,090,146
Nordea Bank AB 1.6966% 9/17/18 (a)(b)	14,000,000	14,095,452
PNC Bank NA:
1.1859% 8/1/17 (a)	19,700,000	19,704,511
1.8% 11/5/18	1,300,000	1,301,738
Royal Bank of Canada:
1.1409% 2/3/17 (a)	10,000,000	10,004,560
1.5% 6/7/18	5,000,000	4,984,830
Royal Bank of Scotland Group PLC 1.7777% 3/31/17 (a)	8,200,000	8,195,916
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	809,238
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,455,306
Sovereign Bank 2% 1/12/18	695,000	693,003
Standard Chartered PLC:
1.5% 9/8/17 (b)	1,390,000	1,384,270
2.1% 8/19/19 (b)	390,000	385,450
Sumitomo Mitsui Banking Corp.:
1.1961% 7/11/17 (a)	5,000,000	4,998,500
1.3061% 1/10/17 (a)	7,000,000	7,003,185
1.46% 1/16/18 (a)	5,000,000	5,000,345
1.762% 10/19/18	435,000	433,318
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (b)	1,815,000	1,808,179
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	651,087
Svenska Handelsbanken AB 1.3251% 9/6/19 (a)	5,000,000	5,001,740
Swedbank AB 1.75% 3/12/18 (b)	2,835,000	2,833,996
The Toronto-Dominion Bank:
1.1243% 1/6/17 (a)	5,000,000	5,001,865
1.4373% 4/30/18 (a)	1,260,000	1,264,487
1.5521% 8/13/19 (a)	10,000,000	10,040,510
U.S. Bancorp 1.3957% 11/15/18 (a)	6,505,000	6,525,354
U.S. Bank NA 1.1837% 1/26/18 (a)	10,000,000	10,003,080
Wells Fargo & Co. 1.1007% 9/8/17 (a)	1,349,000	1,349,387
Wells Fargo Bank NA 1.3834% 9/7/17 (a)	11,000,000	11,028,050
Westpac Banking Corp.:
1.2121% 12/1/17 (a)	5,000,000	5,003,570
1.6598% 11/23/18 (a)	5,000,000	5,027,125
		487,725,674
Capital Markets - 1.4%
Deutsche Bank AG London Branch:
1.4051% 5/30/17 (a)	5,000,000	4,975,870
1.5121% 2/13/17 (a)	14,490,000	14,472,670
2.7923% 5/10/19 (a)	10,000,000	9,943,000
Goldman Sachs Group, Inc.:
1.5862% 5/22/17 (a)	10,000,000	10,018,460
1.6503% 12/15/17 (a)	10,000,000	10,037,850
1.9218% 4/25/19 (a)	3,866,000	3,893,642
2.75% 9/15/20	220,000	220,925
2.9% 7/19/18	775,000	786,483
5.95% 1/18/18	1,355,000	1,415,816
6.15% 4/1/18	3,050,000	3,217,585
Legg Mason, Inc. 2.7% 7/15/19	185,000	186,233
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,485,000	1,537,079
6.875% 4/25/18	1,465,000	1,563,019
Morgan Stanley:
1.5979% 1/5/18 (a)	5,000,000	5,019,135
1.7318% 1/24/19 (a)	3,265,000	3,284,642
2.125% 4/25/18	500,000	501,563
2.1618% 4/25/18 (a)	1,565,000	1,584,946
2.2609% 2/1/19 (a)	20,000,000	20,315,240
6.625% 4/1/18	490,000	519,960
S&P Global, Inc. 2.5% 8/15/18	230,000	232,000
Thomson Reuters Corp.:
1.3% 2/23/17	710,000	710,192
1.65% 9/29/17	16,000,000	16,019,104
UBS AG Stamford Branch 1.5567% 3/26/18 (a)	10,000,000	10,036,000
UBS Group Funding Ltd. 3% 4/15/21 (b)	1,495,000	1,493,585
		121,984,999
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	1,070,000	1,083,375
American Express Co. 1.5062% 5/22/18 (a)	1,975,000	1,981,622
Caterpillar Financial Services Corp. 1.5% 2/23/18	5,000,000	5,000,740
Discover Financial Services 6.45% 6/12/17	1,635,000	1,674,592
Ford Motor Credit Co. LLC:
1.4829% 3/27/17 (a)	5,000,000	5,003,780
1.684% 9/8/17	2,865,000	2,865,378
1.7503% 6/15/18 (a)	15,000,000	15,054,300
2.021% 5/3/19	570,000	563,027
2.375% 1/16/18	245,000	246,072
3% 6/12/17	230,000	231,708
Hyundai Capital America:
1.45% 2/6/17(b)	975,000	975,280
1.75% 9/27/19 (b)	45,000	44,233
2% 7/1/19 (b)	480,000	475,846
2.4% 10/30/18(b)	850,000	853,575
2.5% 3/18/19 (b)	1,455,000	1,461,063
Synchrony Financial 1.875% 8/15/17	7,954,000	7,965,263
Toyota Motor Credit Corp.:
1.2443% 4/6/18 (a)	5,000,000	5,012,215
1.7312% 2/19/19 (a)	15,000,000	15,146,460
		65,638,529
Diversified Financial Services - 0.3%
AerCap Aviation Solutions BV 6.375% 5/30/17	440,000	449,530
Berkshire Hathaway Finance Corp.:
1.1739% 1/12/18 (a)	5,000,000	5,013,500
1.5403% 3/15/19 (a)	10,000,000	10,127,060
1.7% 3/15/19	1,570,000	1,569,154
Nationwide Building Society 2.35% 1/21/20 (b)	755,000	753,223
NYSE Euronext 2% 10/5/17	10,000,000	10,073,569
		27,986,036
Insurance - 0.9%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	968,412
5.8% 3/15/18	1,000,000	1,053,757
AFLAC, Inc. 2.65% 2/15/17	215,000	215,603
AIA Group Ltd. 2.25% 3/11/19 (b)	336,000	337,454
Aon PLC 2.8% 3/15/21	1,320,000	1,323,423
CNA Financial Corp. 6.95% 1/15/18	290,000	305,208
FNF Group 6.6% 5/15/17	2,380,000	2,427,105
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	581,145
MassMutual Global Funding II 1.55% 10/11/19 (b)	1,476,000	1,460,101
Metropolitan Life Global Funding I:
1.1903% 9/14/18 (a)(b)	15,000,000	15,006,810
1.2561% 4/10/17 (a)(b)	2,000,000	2,002,510
1.3% 4/10/17 (b)	1,240,000	1,240,702
1.5% 1/10/18 (b)	1,375,000	1,375,817
New York Life Global Funding:
1.2643% 4/6/18 (a)(b)	5,000,000	5,015,375
1.2718% 10/24/19 (a)(b)	10,000,000	10,017,610
1.55% 11/2/18 (b)	2,430,000	2,423,492
Principal Financial Group, Inc. 1.5% 4/18/19 (b)	550,000	543,011
Principal Life Global Funding II:
1.2112% 5/21/18 (a)(b)	5,000,000	4,998,520
1.3421% 12/1/17 (a)(b)	10,000,000	10,040,370
1.5% 9/11/17 (b)	1,195,000	1,197,857
2.2% 4/8/20 (b)	1,000,000	994,078
Prudential Financial, Inc. 1.6857% 8/15/18 (a)	12,689,000	12,666,947
Reinsurance Group of America, Inc. 6.45% 11/15/19	255,000	283,610
Trinity Acquisition PLC 3.5% 9/15/21	335,000	338,753
Xlit Ltd. 2.3% 12/15/18	695,000	699,803
		77,517,473
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (b)	505,000	554,440

TOTAL FINANCIALS		781,407,151

HEALTH CARE - 1.0%
Biotechnology - 0.2%
AbbVie, Inc.:
1.8% 5/14/18	3,100,000	3,098,059
2.3% 5/14/21	850,000	832,797
Amgen, Inc. 1.2962% 5/22/17 (a)	13,000,000	13,013,910
Baxalta, Inc.:
1.6459% 6/22/18 (a)	515,000	515,198
2% 6/22/18	175,000	174,983
Biogen, Inc. 2.9% 9/15/20	510,000	516,567
Celgene Corp.:
1.9% 8/15/17	275,000	275,911
2.125% 8/15/18	640,000	642,829
2.3% 8/15/18	1,310,000	1,319,339
		20,389,593
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories:
2.35% 11/22/19	2,480,000	2,481,161
2.9% 11/30/21	1,075,000	1,068,352
		3,549,513
Health Care Providers & Services - 0.4%
Aetna, Inc.:
1.4907% 12/8/17 (a)	10,000,000	10,037,690
1.5% 11/15/17	590,000	590,074
1.9% 6/7/19	1,990,000	1,980,502
Catholic Health Initiatives:
1.6% 11/1/17	140,000	140,037
2.6% 8/1/18	745,000	752,118
Express Scripts Holding Co.:
1.25% 6/2/17	700,000	699,834
2.25% 6/15/19	160,000	160,146
3.3% 2/25/21	150,000	153,298
Humana, Inc. 2.625% 10/1/19	415,000	417,944
McKesson Corp. 1.292% 3/10/17	840,000	840,053
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	746,291
UnitedHealth Group, Inc. 1.33% 1/17/17 (a)	15,000,000	15,010,440
WellPoint, Inc. 2.3% 7/15/18	995,000	1,000,328
		32,528,755
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	209,000	218,049
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.85% 3/1/17	675,000	675,945
1.9254% 3/12/18 (a)	5,356,000	5,401,280
2.35% 3/12/18	1,410,000	1,418,382
Perrigo Co. PLC:
2.3% 11/8/18	965,000	965,976
3.5% 3/15/21	200,000	202,367
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	2,180,000	2,150,856
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	11,450,000	11,337,756
1.7% 7/19/19	1,215,000	1,191,983
2.2% 7/21/21	595,000	571,177
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,185,000	1,187,191
		25,102,913

TOTAL HEALTH CARE		81,788,823

INDUSTRIALS - 0.5%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19	640,000	651,085
5.125% 3/1/17	385,000	388,749
5.75% 12/15/16	485,000	484,102
		1,523,936
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (b)	145,000	143,766
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.1673% 10/30/19 (a)	15,000,000	15,004,350
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (b)	2,660,000	2,655,989
Roper Technologies, Inc.:
1.85% 11/15/17	230,000	230,771
2.05% 10/1/18	1,775,000	1,783,408
3% 12/15/20	195,000	197,158
		19,871,676
Machinery - 0.1%
John Deere Capital Corp. 1.4416% 1/8/19 (a)	5,000,000	5,033,540
Stanley Black & Decker, Inc.:
1.622% 11/17/18	80,000	79,585
2.451% 11/17/18	2,660,000	2,689,295
		7,802,420
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (b)	640,000	642,467
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 5.65% 5/1/17	2,738,000	2,788,938
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	235,715
Kansas City Southern 2.35% 5/15/20	1,140,000	1,127,566
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (b)	615,000	616,867
2.875% 7/17/18 (b)	935,000	946,950
3.375% 3/15/18 (b)	1,200,000	1,222,510
3.75% 5/11/17 (b)	300,000	302,846
		7,241,392
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	290,000	290,585
2.125% 1/15/20	1,285,000	1,264,381
GATX Corp.:
1.25% 3/4/17	1,135,000	1,135,018
2.375% 7/30/18	255,000	256,354
2.6% 3/30/20	865,000	855,749
		3,802,087
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (b)	981,000	980,951

TOTAL INDUSTRIALS		42,008,695

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.1603% 6/15/18 (a)	15,000,000	15,038,235
Harris Corp. 1.999% 4/27/18	1,665,000	1,667,954
		16,706,189
Electronic Equipment & Components - 0.0%
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)	1,380,000	1,378,162
Keysight Technologies, Inc. 3.3% 10/30/19	2,200,000	2,232,525
		3,610,687
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,978,050
Baidu.com, Inc. 2.75% 6/9/19	1,330,000	1,343,420
Tencent Holdings Ltd.:
2% 5/2/17 (b)	715,000	715,601
2.875% 2/11/20 (b)	390,000	391,609
		4,428,680
IT Services - 0.0%
Fidelity National Information Services, Inc.:
1.45% 6/5/17	380,000	380,300
2.25% 8/15/21	1,080,000	1,052,188
Xerox Corp. 2.95% 3/15/17	200,000	200,743
		1,633,231
Software - 0.1%
Oracle Corp. 1.0679% 7/7/17 (a)	5,000,000	5,006,445
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.0157% 8/2/19 (a)	10,000,000	9,993,800
1.7% 2/22/19	665,000	666,619
Hewlett Packard Enterprise Co.:
2.45% 10/5/17 (b)	2,720,000	2,749,243
2.5979% 10/5/17 (a)(b)	11,000,000	11,123,398
		24,533,060

TOTAL INFORMATION TECHNOLOGY		55,918,292

MATERIALS - 0.1%
Chemicals - 0.1%
Air Liquide Finance 1.375% 9/27/19 (b)	1,470,000	1,448,895
Eastman Chemical Co. 2.4% 6/1/17	355,000	357,497
Solvay Finance America LLC 3.4% 12/3/20 (b)	950,000	969,062
		2,775,454
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.9377% 6/30/17 (a)	1,040,000	1,041,941
Metals & Mining - 0.0%
Goldcorp, Inc. 2.125% 3/15/18	2,477,000	2,477,372

TOTAL MATERIALS		6,294,767

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	880,293
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,152,782
3.4% 2/15/21	860,000	874,861
Kimco Realty Corp. 6.875% 10/1/19	200,000	225,028
Simon Property Group LP:
2.15% 9/15/17	2,000,000	2,009,700
2.35% 1/30/22	650,000	641,470
		5,784,134
Real Estate Management & Development - 0.0%
Ventas Realty LP 1.25% 4/17/17	280,000	279,881
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	410,868
4% 4/30/19	115,000	119,459
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75% 9/15/17 (b)	760,000	762,111
2.7% 9/17/19 (b)	930,000	940,588
3.25% 10/5/20 (b)	235,000	239,122
		2,752,029

TOTAL REAL ESTATE		8,536,163

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
1.8471% 11/27/18 (a)	9,254,000	9,322,896
2.3% 3/11/19	690,000	691,468
2.45% 6/30/20	715,000	707,771
BellSouth Corp. 4.4% 4/26/17 (a)(b)	10,000,000	10,111,930
SBA Tower Trust:
2.24% 4/16/18 (b)	820,000	821,626
2.877% 7/15/46 (b)	370,000	367,979
2.933% 12/15/17 (b)	2,205,000	2,207,482
3.156% 10/15/45 (b)	265,000	271,095
3.598% 4/16/18 (b)	635,000	637,224
Verizon Communications, Inc.:
1.2336% 6/9/17 (a)	20,000,000	20,024,140
2.625% 2/21/20	1,016,000	1,022,808
		46,186,419
UTILITIES - 0.7%
Electric Utilities - 0.4%
Duke Energy Corp.:
1.2256% 4/3/17 (a)	6,874,000	6,881,768
1.625% 8/15/17	495,000	495,481
EDF SA 1.15% 1/20/17 (b)	1,350,000	1,350,135
EDP Finance BV 6% 2/2/18 (b)	310,000	321,340
Exelon Corp. 1.55% 6/9/17	745,000	745,110
Georgia Power Co. 1.95% 12/1/18	460,000	462,621
Monongahela Power Co. 5.7% 3/15/17 (b)	145,000	146,718
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,902,000	2,905,610
1.649% 9/1/18	1,025,000	1,023,033
2.056% 9/1/17	300,000	301,341
2.3% 4/1/19	375,000	377,780
Pacific Gas & Electric Co. 0% 11/30/17 (a)	2,861,000	2,860,780
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	864,414
Southern Co.:
1.55% 7/1/18	10,365,000	10,329,261
1.85% 7/1/19	1,295,000	1,290,161
2.35% 7/1/21	280,000	275,328
TECO Finance, Inc. 1.4761% 4/10/18 (a)	7,805,000	7,788,969
		38,419,850
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 2.95% 1/15/20	455,000	460,847
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	570,000	593,232
Southern Power Co. 1.85% 12/1/17	10,974,000	11,010,214
		12,064,293
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	1,370,000	1,413,078
Dominion Resources, Inc.:
1.5% 9/30/18 (b)	700,000	694,436
2.125% 2/15/18 (b)	1,450,000	1,456,343
2.962% 7/1/19	330,000	334,367
NiSource Finance Corp.:
6.4% 3/15/18	837,000	883,772
6.8% 1/15/19	1,115,000	1,221,489
San Diego Gas & Electric Co. 1.914% 2/1/22	377,144	372,550
Sempra Energy:
1.625% 10/7/19	1,755,000	1,730,646
2.3% 4/1/17	3,000,000	3,007,473
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	2,330,000	2,328,835
		13,442,989

TOTAL UTILITIES		63,927,132

TOTAL NONCONVERTIBLE BONDS
(Cost $1,436,400,325)		1,440,376,806

U.S. Government and Government Agency Obligations - 0.6%
U.S. Government Agency Obligations - 0.1%
Federal Home Loan Bank 0.875% 6/29/18	4,545,000	4,529,942
Freddie Mac 0.75% 4/9/18	4,455,000	4,437,046

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,966,988

U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes:
0.75% 10/31/18	$5,250,000	$5,212,678
0.75% 8/15/19	3,650,000	3,593,111
1% 11/15/19	10,410,000	10,289,640
1.625% 11/30/20	22,440,000	22,356,725
1.75% 11/30/21	2,965,000	2,951,219

TOTAL U.S. TREASURY OBLIGATIONS		44,403,373

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $53,867,482)		53,370,361

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.5%
2.351% 10/1/33 (a)	66,333	68,116
2.399% 5/1/38 (a)	209,656	220,873
2.412% 5/1/38 (a)	70,053	73,938
2.455% 4/1/38 (a)	28,420	30,040
2.463% 5/1/38 (a)	89,848	94,926
2.5% 12/1/35 (a)	14,553	15,212
2.755% 7/1/35 (a)	24,369	25,406
2.876% 8/1/37 (a)	24,982	26,235
2.915% 12/1/36 (a)	29,286	31,209
3% 11/1/29 to 9/1/30	4,768,559	4,915,195
3.102% 8/1/38 (a)	18,839	20,035
3.5% 12/1/25 to 4/1/46	9,590,873	9,912,942
4% 2/1/25 to 12/1/45	11,244,570	11,865,258
4.5% 5/1/19 to 1/1/45	6,627,178	7,104,455
5% 11/1/18 to 6/1/39	3,206,053	3,517,020
5.5% 4/1/18 to 5/1/40	5,105,081	5,693,037
6% 1/1/22 to 1/1/41	1,547,151	1,729,508
6.5% 7/1/32 to 12/1/32	194,257	222,940

TOTAL FANNIE MAE		45,566,345

FHLMC Structured Agency Credit Risk Debt Notes - 0.0%
3.442% 4/25/28 (a)	425,000	434,090
Freddie Mac - 0.1%
1.684% 5/25/28 (a)	106,494	106,524
2.358% 2/1/37 (a)	20,271	21,314
2.685% 2/1/37 (a)	29,335	30,951
2.701% 2/1/38 (a)	85,032	90,617
2.722% 11/1/34 (a)	22,733	24,079
2.734% 7/1/38 (a)	44,811	46,924
2.786% 6/1/38 (a)	51,640	54,083
2.809% 5/1/38 (a)	34,788	36,625
2.841% 9/1/35 (a)	16,691	17,412
2.848% 5/1/37 (a)	22,563	23,747
2.959% 10/1/36 (a)	155,291	164,370
2.97% 7/1/35 (a)	30,966	32,733
3.09% 2/1/37 (a)	45,559	48,551
3.5% 3/1/46	2,190,083	2,260,919
4% 9/1/44	307,638	323,958
4.5% 10/1/19	46,032	47,469
5% 10/1/18 to 12/1/23	522,869	556,917
5.5% 11/1/21 to 10/1/38	111,923	120,002
5.759% 12/1/36 (a)	8,881	9,261
6% 5/1/17 to 1/1/38	330,852	372,412
6.058% 11/1/36 (a)	5,213	5,479

TOTAL FREDDIE MAC		4,394,347

Ginnie Mae - 0.1%
3.5% 3/20/43 to 4/20/43	1,566,510	1,634,313
4% 1/20/45 to 12/20/45	1,855,258	1,965,212
4.5% 9/20/40	258,673	280,307
5% 12/20/34 to 3/20/41	986,598	1,094,511
6% 7/15/36	428,550	496,309

TOTAL GINNIE MAE		5,470,652

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $56,019,339)		55,865,434

Asset-Backed Securities - 6.2%
Ally Auto Receivables Trust Series 2015-1 Class A4, 1.75% 5/15/20	$340,000	$341,787
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	14,955,000	14,984,093
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,646,720
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.8082% 1/15/20 (a)	10,409,000	10,417,569
Series 2013-1 Class A, 0.9582% 2/16/21 (a)	570,000	572,166
Series 2014-2 Class A, 1.26% 1/15/20	800,000	800,797
Series 2015-1 Class A, 0.8246% 1/15/20 (a)	5,000,000	5,004,466
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class B, 1.52% 1/8/19	271,956	272,182
Series 2014-2 Class B, 1.6% 7/8/19	345,000	345,445
Series 2014-3 Class C, 2.58% 9/8/20	1,190,000	1,206,260
Series 2014-4 Class C, 2.47% 11/9/20	505,000	510,469
Series 2015-1 Class A3, 1.26% 11/8/19	1,200,445	1,200,254
Series 2015-2:
Class A2A, 0.83% 9/10/18	253,034	253,013
Class A3, 1.27% 1/8/20	890,000	889,986
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	515,000	516,742
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A2A, 1.69% 6/10/19	3,340,655	3,344,058
Class A3, 2.14% 10/8/20	175,000	175,556
Series 2016-2 Class A2A, 1.42% 10/8/19	1,816,331	1,818,066
Series 2016-4 Class A3, 1.53% 7/8/21	1,095,000	1,089,911
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (b)	105,793	105,665
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (b)	563,782	562,734
Class A3, 1.67% 9/15/23 (b)	1,150,000	1,147,291
ARI Fleet Lease Trust Series 2016-A Class A2, 1.82% 7/15/24 (b)	1,355,000	1,355,293
Ascentium Equipment Receivables LLC:
Series 2015-2A Class A3, 1.93% 3/11/19 (b)	1,555,000	1,560,333
Series 2016-1A Class A2, 1.75% 11/13/18 (b)	350,000	350,935
Series 2016-2A Class A2, 1.77% 4/10/19 (b)	340,000	339,452
Bank of America Credit Card Master Trust:
Series 2014-A3 Class A, 0.8246% 1/15/20 (a)	10,000,000	10,010,667
Series 2015-A1 Class A, 0.8646% 6/15/20 (a)	5,000,000	5,009,237
Series 2016-A1 Class A, 0.9246% 10/15/21 (a)	4,970,000	4,985,532
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	33,540	33,496
BMW Vehicle Lease Trust:
Series 2015-2 Class A2B, 1.0557% 1/22/18 (a)	3,806,934	3,810,558
Series 2016-1 Class A2B, 1.0257% 1/22/18 (a)	4,341,701	4,347,699
Series 2016-2:
Class A2, 1.25% 1/22/19	3,638,000	3,639,978
Class A3, 1.43% 9/20/19	495,000	493,798
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21	325,000	325,893
Capital Auto Receivables Asset Trust:
Series 2013-4 Class D, 3.22% 5/20/19	385,000	390,391
Series 2014-1 Class A3, 1.32% 6/20/18	96,762	96,774
Series 2014-2 Class A3, 1.26% 5/21/18	275,185	275,228
Series 2014-3 Class A3, 1.48% 11/20/18	604,038	604,514
Series 2015-2:
Class A1A, 0.99% 10/20/17	802,141	802,292
Class A2, 1.39% 9/20/18	215,000	215,121
Class A3, 1.73% 9/20/19	450,000	451,363
Series 2015-4 Class A2, 1.62% 3/20/19	815,000	816,471
Series 2016-1 Class A3, 1.71% 4/20/20	550,000	550,838
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	381,740
Series 2016-3 Class A3, 1.54% 8/20/20	470,000	468,975
Capital One Multi-Asset Execution Trust:
Series 2007-A5 Class A5, 0.5782% 7/15/20 (a)	7,975,000	7,966,279
Series 2014-A3 Class A3, 0.9146% 1/18/22 (a)	4,000,000	4,008,351
Series 2015-A6 Class A6, 0.9082% 6/15/20 (a)	10,000,000	10,012,114
Series 2016-A1 Class A1, 0.9882% 2/15/22 (a)	10,000,000	10,041,268
Carmax Auto Owner Trust:
Series 2014-1:
Class B, 1.69% 8/15/19	100,000	100,330
Class C, 1.93% 11/15/19	145,000	145,895
Series 2015-1 Class A3, 1.38% 11/15/19	569,610	570,103
Series 2015-2:
Class A2A, 0.82% 6/15/18	725,161	724,953
Class A3, 1.37% 3/16/20	775,000	775,332
CarMax Auto Owner Trust:
Series 2016-1 Class A3, 2.01% 11/16/20	1,140,000	1,140,944
Series 2016-2 Class A3, 1.52% 2/16/21	720,000	720,252
Series 2016-4:
Class A2, 1.21% 11/15/19	8,500,000	8,489,350
Class A3, 1.4% 8/15/21	1,145,000	1,135,771
CCG Receivables Trust:
Series 2014-1 Class A2, 1.06% 11/15/21 (b)	140,987	140,749
Series 2015-1 Class A2, 1.46% 11/14/18 (b)	589,896	589,981
Series 2016-1 Class A2, 1.69% 9/14/22 (b)	435,000	434,962
Chase Issuance Trust:
Series 2007-A12 Class A12, 0.5882% 8/15/19 (a)	5,000,000	4,995,403
Series 2013-A3 Class A3, 0.8182% 4/15/20 (a)	3,153,000	3,155,621
Series 2014-A5 Class A5, 0.9082% 4/15/21 (a)	10,000,000	10,041,433
Series 2016-A1 Class A, 0.9446% 5/17/21 (a)	10,000,000	10,040,340
Series 2016-A2 Class A, 1.37% 6/15/21	2,770,000	2,749,288
Series 2016-A6 Class A6, 1.09% 1/15/20	5,000,000	4,991,168
Series 2016-A7 Class A7, 1.06% 9/16/19	20,000,000	19,990,672
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (b)	605,000	614,101
Series 2015-AA Class A3, 1.22% 7/15/19 (b)	2,013,674	2,014,193
Series 2015-BA Class A2, 1.46% 12/17/18 (b)	1,916,225	1,917,563
Series 2016-BA:
Class A2, 1.6% 1/15/20 (b)	3,301,000	3,297,385
Class A3, 1.64% 7/15/21 (b)	280,000	278,457
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,133,702
CNH Equipment Trust:
Series 2014-C Class A3, 1.05% 11/15/19	506,727	506,229
Series 2015-B Class A3, 1.37% 7/15/20	1,320,000	1,319,686
Series 2015-C:
Class A2A, 1.1% 12/17/18	2,270,241	2,270,020
Class A3, 1.66% 11/16/20	1,030,000	1,033,025
Class B, 2.4% 2/15/23	1,265,000	1,274,705
Series 2016-A Class A3, 1.48% 4/15/21	805,000	802,528
Series 2016-C Class A3, 1.44% 12/15/21	670,000	665,211
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (b)	1,493,400	1,492,670
Dell Equipment Finance Trust:
Series 2015-1 Class A2, 1.01% 7/24/17 (b)	442,742	442,673
Series 2015-2 Class A2A, 1.42% 12/22/17 (b)	1,783,271	1,784,333
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (b)	125,527	125,062
Series 2014-1 Class A, 2.54% 5/20/27 (b)	333,156	331,310
Series 2015-1 Class A, 2.73% 7/20/27 (b)	285,645	284,754
Series 2015-2 Class A, 2.99% 5/22/28 (b)	339,616	338,371
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,802,183
Series 2014-A1 Class A1, 0.9646% 7/15/21 (a)	3,905,000	3,919,161
Series 2014-A5 Class A, 1.39% 4/15/20	1,410,000	1,412,184
Series 2015-A1 Class A1, 0.8846% 8/17/20 (a)	7,500,000	7,510,988
Series 2015-A3 Class A, 1.45% 3/15/21	265,000	265,107
Series 2016-A1 Class A1, 1.64% 7/15/21	2,815,000	2,819,778
Series 2016-A2 Class A2, 1.0746% 9/15/21 (a)	10,000,000	10,061,866
Series 2016-A4 Class A4, 1.39% 3/15/22	2,770,000	2,751,078
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.216% 1/25/42 (b)	989,400	1,004,370
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (b)	223,460	223,330
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	505,925	505,647
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	836,286	835,103
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	558,679	558,275
Series 2015-2 Class A2, 1.59% 2/22/21 (b)	953,047	954,030
Series 2016-1 Class A2, 1.83% 9/20/21 (b)	2,570,000	2,572,181
Series 2016-2 Class A2, 1.74% 2/22/22 (b)	580,000	579,849
Ford Credit Auto Lease Trust:
Series 2014-B Class A4, 1.1% 11/15/17	17,617	17,617
Series 2015-A Class A4, 1.31% 8/15/18	895,000	895,933
Ford Credit Auto Owner Trust:
Series 2015-B Class A3, 1.16% 11/15/19	875,000	874,871
Series 2015-C Class A2A, 0.95% 8/15/18	1,836,334	1,836,045
Series 2016-A:
Class A2A, 1.56% 12/15/18	3,480,417	3,481,542
Class A3, 1.39% 7/15/20	395,000	395,311
Ford Credit Floorplan Master Owner Trust:
Series 2013-2 Class A, 2.09% 3/15/22 (b)	570,000	572,329
Series 2014-2 Class A, 1.0346% 2/15/21 (a)	6,200,000	6,201,398
Series 2014-4 Class A1, 1.4% 8/15/19	2,185,000	2,187,863
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	920,630
Series 2016-3 Class A1, 1.55% 7/15/21	1,360,000	1,351,789
Series 2016-4 Class A, 1.0646% 7/15/20 (a)	10,000,000	10,023,006
GE Dealer Floorplan Master Note Trust:
Series 2014-1 Class A, 0.9418% 7/20/19 (a)	2,280,000	2,279,853
Series 2014-2 Class A, 1.0118% 10/20/19 (a)	1,050,000	1,050,623
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A2, 1.1% 12/20/17	904,771	904,632
Series 2015-3 Class A3, 1.69% 3/20/19	1,985,000	1,991,020
Series 2016-1:
Class A2A, 1.75% 7/20/18	4,301,412	4,302,569
Class A3, 1.64% 7/20/19	1,405,000	1,407,951
Series 2016-2:
Class A2A, 1.49% 10/22/18	2,560,000	2,559,629
Class A3, 1.62% 9/20/19	1,335,000	1,336,980
Series 2016-3 Class A3, 1.83% 12/20/19	605,000	605,790
GMF Floorplan Owner Revolving Trust:
Series 2015-1:
Class A1, 1.65% 5/15/20 (b)	855,000	855,614
Class A2, 1.0346% 5/15/20 (a)(b)	3,000,000	3,000,758
Series 2016-1:
Class A1, 1.86% 5/17/21 (b)	1,280,000	1,279,478
Class A2, 1.3882% 5/17/21 (a)(b)	5,000,000	5,009,631
Class B, 2.26% 5/17/21 (b)	275,000	274,001
Class C, 2.76% 5/17/21 (b)	105,000	104,370
GreatAmerica Leasing Receivables Funding LLC:
Series 2014-1 Class A3, 0.89% 7/15/17 (b)	80,412	80,378
Series 2016-1 Class A3, 1.73% 6/20/19 (b)	800,000	801,300
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (b)	345,475	339,965
Honda Auto Receivables Owner Trust:
Series 2013-4 Class A4, 1.04% 2/18/20	104,122	104,124
Series 2015-3 Class A2, 0.92% 11/20/17	1,236,154	1,235,915
Series 2016-4 Class A4, 1.65% 1/18/23	805,000	795,020
Huntington Auto Trust Series 2016-1:
Class A2, 1.38% 5/15/19	10,000,000	9,999,556
Class A4, 1.93% 4/15/22	725,000	724,973
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A4, 1.26% 9/17/18 (b)	310,000	310,062
Series 2015-A:
Class A2, 1% 10/16/17 (b)	59,030	59,026
Class A4, 1.65% 8/15/19 (b)	1,315,000	1,318,641
Series 2015-B:
Class A2A, 0.95% 12/15/17 (b)	1,585,358	1,584,968
Class A3, 1.4% 11/15/18 (b)	735,000	735,929
Series 2016-A:
Class A2A, 1.21% 6/17/19	4,702,937	4,705,483
Class A3, 2.01% 7/15/19 (b)	395,000	396,091
Series 2016-B:
Class A3, 1.74% 10/15/19 (b)	900,000	901,121
Class A4, 1.68% 4/15/20 (b)	235,000	234,801
Series 2016-C Class A4, 1.65% 7/15/20 (b)	645,000	641,477
Hyundai Auto Receivables Trust:
Series 2013-A Class A4, 0.75% 9/17/18	209,247	209,163
Series 2015-A Class A3, 1.05% 4/15/19	503,050	502,820
Series 2016-A Class A3, 1.56% 9/15/20	185,000	185,508
Series 2016-B Class A2, 1.34% 10/15/19	8,000,000	7,991,128
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1.4346% 3/15/21 (a)(b)	3,000,000	3,013,995
John Deere Owner Trust:
Series 2015-A Class A3, 1.32% 6/17/19	360,000	360,252
Series 2015-B Class A2, 0.98% 6/15/18	2,512,559	2,512,558
Series 2016-A Class A3, 1.36% 4/15/20	790,000	788,826
Series 2016-B:
Class A3, 1.25% 6/15/20	480,000	478,471
Class A4, 1.49% 5/15/23	235,000	233,096
Kubota Credit Owner Trust Series 2015-1A Class A3, 1.54% 3/15/19 (b)	1,290,000	1,292,280
Mercedes Benz Auto Lease Trust Series 2015-B Class A2A, 1% 1/16/18	2,329,991	2,329,671
Mercedes-Benz Auto Lease Trust:
Series 2015-A Class A3, 1.1% 8/15/17	274,045	274,052
Series 2016-A:
Class A2A, 1.33% 7/16/18	4,449,963	4,454,141
Class A3, 1.52% 3/15/19	925,000	927,098
Series 2016-B:
Class A2, 1.25% 1/15/19	7,000,000	6,992,301
Class A3, 1.47% 8/15/19	610,000	608,912
Mercedes-Benz Auto Receivables Trust:
Series 2015-1 Class A3, 1.34% 12/16/19	1,325,000	1,326,223
Series 2016-1 Class A2A, 1.24% 3/15/19	20,000,000	19,984,812
Mercedes-Benz Master Owner Trust:
Series 2015-AA Class A, 0.8546% 4/15/19 (a)(b)	3,769,000	3,770,734
Series 2015-BA Class A, 0.9146% 4/15/20 (a)(b)	4,315,000	4,311,507
Series 2016-BA Class A, 1.2346% 5/17/21 (a)(b)	10,000,000	10,062,110
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (b)	1,323,346	1,321,591
Series 2015-AA Class A3, 1.39% 10/16/19 (b)	505,000	505,021
Series 2016-AA Class A3, 1.48% 6/15/20 (b)	765,000	762,000
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (b)	103,102	102,279
Series 2014-1A Class A, 2.25% 9/22/31 (b)	326,822	323,880
Series 2015-1A Class A, 2.52% 12/20/32 (b)	920,478	917,878
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (b)	133,789	134,024
Series 2016-2A Class A, 2.2394% 6/25/26 (b)	336,358	336,383
Series 2016-3A Class A, 2.0125% 8/25/26 (b)	162,750	161,960
Navient Student Loan Trust Series 2016-6A Class A1, 1% 3/25/66 (a)(b)	5,000,000	5,002,126
Nissan Auto Lease Trust:
Series 2015-A Class A3, 1.4% 6/15/18	1,320,000	1,321,524
Series 2016-B Class A4, 1.82% 1/18/22	1,105,000	1,099,802
Nissan Auto Receivables Owner Trust:
Series 2015-B Class A3, 1.34% 3/16/20	1,325,000	1,326,152
Series 2016-A:
Class A2A, 1.06% 2/15/19	4,332,104	4,331,706
Class A3, 1.34% 10/15/20	685,000	684,268
Series 2016-B:
Class A2A, 1.14% 4/15/19	5,000,000	4,996,221
Class A3, 1.32% 1/15/21	175,000	174,717
Nissan Auto Receivables Trust Series 2016-C Class A2A, 1.07% 5/15/19	6,780,000	6,769,520
Nissan Master Owner Trust Receivables:
Series 2015-A:
Class A1, 0.9346% 1/15/20 (a)	5,000,000	5,005,530
Class A2, 1.44% 1/15/20	890,000	890,494
Series 2016-A:
Class A1, 1.1746% 6/15/21 (a)	5,000,000	5,030,932
Class A2, 1.54% 6/15/21	750,000	746,567
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	13,723	13,780
Securitized Term Auto Receivables Trust Series 2016-1A Class A2A, 1.52% 11/26/18 (b)	8,789,000	8,780,549
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (b)	421,855	416,075
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (b)	180,065	179,847
Series 2014-3A Class A, 2.3% 10/20/31 (b)	243,565	243,403
Series 2015-1A Class A, 2.4% 3/22/32 (b)	1,138,510	1,136,375
Series 2015-2A Class 2, 2.43% 6/20/32 (b)	470,263	470,259
Series 2015-3A Class A, 2.58% 9/20/32 (b)	479,480	479,955
SLM Student Loan Trust:
Series 2008-4 Class A4, 2.5318% 7/25/22 (a)	94,726	95,291
Series 2008-5 Class A4, 2.5818% 7/25/23 (a)	563,173	572,876
Series 2008-9 Class A, 2.3818% 4/25/23 (a)	400,865	404,951
Smart ABS Trust Series 2016-2U.S. Class A2A, 1.46% 8/14/19	1,695,000	1,684,830
Smart Trust Series 2013-2U.S. Class A4A, 1.18% 2/14/19	216,471	216,251
SMART Trust:
Series 2014-1U.S. Class A3A, 0.95% 2/14/18	161,908	161,742
Series 2015-3U.S. Class A3A, 1.66% 8/14/19	1,210,000	1,206,302
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (b)	1,320,000	1,321,358
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,035,958
Series 2014-1 Class A, 1.61% 11/15/20	10,370,000	10,399,601
Series 2015-1 Class B, 2.64% 3/15/23	550,000	553,438
Series 2015-2 Class A, 1.6% 4/15/21	1,325,000	1,328,348
Series 2015-4 Class B, 2.62% 9/15/23	435,000	436,546
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,795,542
TCF Auto Receivables Owner Trust:
Series 2015-2A Class A2, 1.64% 1/15/19 (b)	2,036,586	2,038,968
Series 2016-1A Class A2, 1.39% 11/15/19 (b)	2,408,000	2,406,750
Toyota Auto Receivables Owner Trust:
Series 2013-A Class A4, 0.69% 11/15/18	183,009	182,985
Series 2014-C Class A4, 1.44% 4/15/20	200,000	200,369
Series 2016-B Class A2A, 1.26% 10/15/18	5,000,000	4,997,462
Toyota Auto Receivables Owners Trust Series 2016-A Class A2A, 1.03% 7/16/18	4,804,521	4,804,356
Toyota Auto Receivables Trust Series 2016-C Class A2A, 1% 1/15/19	5,014,000	5,009,238
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (b)	2,812,000	2,799,027
Series 2016-2A:
Class A, 1.68% 5/20/21 (b)	1,115,000	1,113,392
Class B, 2.15% 5/20/21 (b)	755,000	752,597
Class C, 2.36% 5/20/21 (b)	600,000	598,211
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18	62,943	62,845
Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,370,797
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.8757% 7/22/19 (a)(b)	10,000,000	9,982,849
Class A2, 1.4% 7/22/19 (b)	1,290,000	1,289,049
Volvo Financial Equipment LLC:
Series 2014-1A:
Class A3, 0.82% 4/16/18 (b)	165,512	165,361
Series C, 1.94% 11/15/21 (b)	605,000	605,844
Series 2015-1A Class A2, 0.95% 11/15/17 (b)	650,472	650,375
Series 2016-1A:
Class A2, 1.44% 10/15/18 (b)	5,000,000	5,004,678
Class A3, 1.67% 2/18/20 (b)	400,000	401,001
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (b)	1,841,400	1,840,768
Wheels SPV LLC:
Series 2014-1A Class A2, 0.84% 3/20/23 (b)	84,750	84,688
Series 2015-1A Class A2, 1.27% 4/22/24 (b)	229,749	229,611
World Omni Auto Receivables Trust:
Series 2015-A Class A3, 1.34% 5/15/20	340,000	340,416
Series 2015-B Class A3, 1.49% 12/15/20	730,000	730,262
Series 2016-A Class A3, 1.77% 9/15/21	1,300,000	1,304,752
World Omni Automobile Lease Securitization Trust:
Series 2014-A Class A4, 1.37% 1/15/20	490,000	490,309
Series 2015-A Class A2A, 1.06% 5/15/18	2,784,217	2,783,308
Series 2016-A Class A3, 1.45% 8/15/19	1,070,000	1,068,744
TOTAL ASSET-BACKED SECURITIES
(Cost $535,312,750)		535,670,060

Collateralized Mortgage Obligations - 0.9%
Private Sponsor - 0.0%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.9474% 2/25/34 (a)	17,567	17,650
Series 2004-H Class 2A2, 3.1978% 9/25/34 (a)	62,512	60,908
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	200,207	200,316
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4847% 7/25/44 (a)(b)	193,852	195,160
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.67% 7/15/20 (b)	340,000	337,624
Mill City Mortgage Loan Trust Series 2016-1 Class A1, 2.5% 4/25/57 (b)	290,093	291,853
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (b)	823,781	834,489
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)	792,283	806,913
Series 2016-1:
Class A1B, 2.75% 2/25/55 (b)	473,233	479,423
Class A3B, 3% 2/25/55 (b)	569,964	579,359
Series 2016-2 Class A1A, 2.75% 8/25/55 (b)	345,472	346,081
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 3.0561% 9/25/35 (a)	36,806	36,708
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 3.0126% 6/25/34 (a)	30,861	30,799

TOTAL PRIVATE SPONSOR		4,217,283

U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2003-31 Class FM, 1.0842% 4/25/33 (a)	1,716,780	1,725,695
Series 2015-27 Class KF, 0.8842% 5/25/45 (a)	4,771,656	4,758,195
Series 2016-85:
Class FG, 1.0842% 11/25/46 (a)	1,303,375	1,295,467
Class FA, 1.0842% 11/25/46 (a)	1,211,047	1,198,796
floater planned amortization class Series 2004-52 Class PF 1.0342% 12/25/33 (a)	1,716,118	1,721,819
sequential payer Series 2012-114 Class DF, 0.9842% 8/25/39 (a)	29,963	29,972
sequential payer floater:
Series 2005-74 Class DF, 0.9342% 7/25/35 (a)	4,563,457	4,563,824
Series 2005-83 Class FP, 0.9142% 10/25/35 (a)	4,279,123	4,265,407
Series 2016-42 Class FL, 0.9342% 7/25/46 (a)	13,932,800	13,906,024
Series 2016-83 Class FA, 1.0842% 11/25/46 (a)	702,999	698,017
Fannie Mae Connecticut Avenue Securities floater:
Series 2014-C04 Class 2M1, 2.634% 11/25/24 (a)	22,707	22,729
Series 2015-C03:
Class 1M1, 2.034% 7/25/25 (a)	136,551	136,705
Class 2M1, 2.034% 7/25/25 (a)	397,320	397,833
Series 2016-C01 Class 2M1, 2.634% 8/25/28 (a)	1,335,921	1,346,802
Series 2016-C02 Class 1M1, 2.684% 9/25/28 (a)	366,869	370,094
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.984% 9/25/24 (a)	282,956	284,092
Series 2015-DNA1 Class M1, 1.434% 10/25/27 (a)	395,816	396,086
Series 2015-DNA3 Class M1, 1.942% 4/25/28 (a)	152,544	152,651
Series 2015-HQ2 Class M1, 1.6842% 5/25/25 (a)	163,176	163,470
Series 2016-DNA1 Class M1, 2.0342% 7/25/28 (a)	957,438	960,227
Series 2016-HQA1 Class M1, 2.284% 9/25/28 (a)	214,110	214,684
Freddie Mac:
floater Series 4604 Class FB, 0.9382% 8/15/46 (a)	13,895,643	13,886,136
floater planned amortization class:
Series 2953 Class LF, 0.8382% 12/15/34 (a)	1,605,667	1,610,993
Series 4057 Class EF, 0.8882% 12/15/41 (a)	12,737,584	12,662,732
floater sequential payer Series 3046 Class F, 0.9082% 3/15/33 (a)	1,864,624	1,855,716
sequential payer Series 4226 Class EF, 0.8882% 12/15/35 (a)	4,719,337	4,713,983
Series 4448 Class JA, 4% 11/15/36	190,000	201,626

TOTAL U.S. GOVERNMENT AGENCY		73,539,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,921,676)		77,757,058

Commercial Mortgage Securities - 1.0%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.717% 6/15/28 (a)(b)	1,070,000	1,078,607
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (a)	70,980	70,884
Series 2006-5 Class AM, 5.448% 9/10/47	255	255
Series 2007-4 Class AM, 5.8125% 2/10/51 (a)	50,000	51,203
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6846% 5/15/32 (a)(b)	2,468,326	2,469,207
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.9346% 12/15/27 (a)(b)	5,623,641	5,639,538
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46	216,601	216,661
Series 2007-C6 Class A4, 5.7114% 12/10/49 (a)	3,536,000	3,573,135
Series 2014-GC19 Class A1, 1.199% 3/10/47	119,819	119,767
Series 2014-GC2 Class A1, 1.392% 7/10/47	253,096	252,538
Series 2014-GC21 Class A1, 1.242% 5/10/47	389,843	388,777
Series 2014-GC25 Class A1, 1.485% 10/10/47	93,431	93,468
Series 2015-GC27 Class A1, 1.353% 2/10/48	531,541	529,922
Series 2015-GC31 Class A1, 1.637% 6/10/48	918,288	918,046
Series 2015-GC33 Class A1, 1.643% 9/10/58	318,353	317,603
Series 2015-P1 Class A1, 1.648% 9/15/48	329,918	329,775
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	584,323	584,020
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,161,103	1,166,930
COMM Mortgage Trust:
Series 2014-CR15 Class A1, 1.218% 2/10/47	536,715	535,766
Series 2014-CR17 Class A1, 1.275% 5/10/47	256,465	255,911
Series 2014-CR18 Class A1, 1.442% 7/15/47	419,849	418,635
Series 2014-CR19 Class A1, 1.415% 8/10/47	361,744	360,979
Series 2014-CR20 Class A1, 1.324% 11/10/47	248,435	247,671
Series 2014-CR21 Class A1, 1.494% 12/10/47	144,814	144,721
Series 2014-LC15 Class A1, 1.259% 4/10/47	458,252	457,204
Series 2014-LC17 Class A1, 1.381% 10/10/47	285,459	284,681
Series 2014-UBS2 Class A1, 1.298% 3/10/47	306,779	306,199
Series 2014-UBS4 Class A1, 1.309% 8/10/47	154,038	153,828
Series 2014-UBS5 Class A1, 1.373% 9/10/47	351,980	352,124
Series 2014-UBS6 Class A1, 1.445% 12/10/47	446,296	445,778
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	445,356	444,425
Series 2015-CR22 Class A1, 1.569% 3/10/48	206,090	205,736
Series 2015-LC23 Class A2, 3.221% 10/10/53	1,400,000	1,448,518
Series 2015-PC1 Class A1, 1.667% 7/10/50	1,300,937	1,302,937
COMM Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C9 Class A4, 5.8131% 12/10/49 (a)	1,490,200	1,511,178
Series 2014-TWC Class A, 1.381% 2/13/32 (a)(b)	400,000	400,000
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	221,571	221,565
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,513,267	1,507,926
Series 2015-C3 Class A1, 1.7167% 8/15/48	620,558	619,363
Series 2015-C4 Class A1, 2.0102% 11/15/48	696,382	699,165
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	172,708	172,583
CSMC Series 2015-TOWN Class A, 1.7846% 3/15/17 (a)(b)	3,644,000	3,644,642
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	610,063	610,376
Series K712 Class A1, 1.369% 5/25/19	273,740	273,811
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(b)	5,573,451	5,592,570
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.5346% 7/15/31 (a)(b)	455,167	450,550
Series 2016-ICE2 Class A, 2.4646% 2/15/33 (a)(b)	2,342,000	2,354,514
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	134,463	134,444
Series 14-GC20 Class A1, 1.343% 4/10/47	170,396	170,094
Series 2014-GC22 Class A1, 1.29% 6/10/47	278,810	278,110
Series 2014-GC24 Class A1, 1.509% 9/10/47	525,803	525,818
Series 2015-GC28 Class A1, 1.528% 2/10/48	864,531	862,565
Series 2015-GC32 Class A1, 1.593% 7/10/48	342,574	342,532
Series 2016-GS3 Class A1, 1.429% 10/10/49	200,087	198,446
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.778% 11/15/29 (a)(b)	1,314,000	1,317,690
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	590,954	593,789
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (b)	266,356	265,941
Series 2013-C14 Class A1, 1.2604% 8/15/46	356,424	356,158
Series 2014-C19 Class A1, 1.2661% 4/15/47	178,509	178,366
Series 2014-C22 Class A1, 1.451% 9/15/47	145,406	145,328
Series 2014-C23 Class A1, 1.6502% 9/15/47	193,302	193,670
Series 2014-C24 Class A1, 1.5386% 11/15/47	105,200	105,171
Series 2014-C26 Class A1, 1.5962% 1/15/48	1,300,030	1,300,566
Series 2015-C27 Class A1, 1.4137% 2/15/48	729,580	727,466
Series 2015-C28 Class A1, 1.4451% 10/15/48	1,189,914	1,186,937
Series 2015-C30 Class A1, 1.7384% 7/15/48	1,443,547	1,445,911
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	363,308	363,197
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	601,962	596,529
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4382% 4/15/27 (a)(b)	2,301,871	2,270,705
Series 2014-FL5 Class A, 1.5043% 7/15/31 (a)(b)	1,584,309	1,584,735
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,201,140	3,202,329
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (a)	4,519,284	4,548,813
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,650,179	1,654,822
Series 2006-LDP7 Class AM, 5.9249% 4/17/45 (a)	59,402	59,312
Series 2014-C20 Class A1, 1.2682% 7/15/47	305,412	304,659
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(b)	1,293,000	1,295,029
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.3346% 9/15/28 (a)(b)	2,041,953	2,058,670
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	264,955	264,856
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C7 Class A2, 1.863% 2/15/46	3,121,198	3,131,947
Series 2014-C18 Class A1, 1.686% 10/15/47	347,468	348,325
Series 2014-C14 Class A1, 1.25% 2/15/47	103,560	103,210
Series 2014-C16 Class A1, 1.294% 6/15/47	165,051	164,878
Series 2014-C17 Class A1, 1.551% 8/15/47	398,766	398,751
Series 2014-C19 Class A1, 1.573% 12/15/47	796,804	795,886
Series 2015-C24 Class A1, 1.706% 5/15/48	562,041	561,932
Series 2016-C30 Class A1, 1.389% 9/15/49	318,451	315,010
Morgan Stanley Capital I Trust Series 2015-MS1 Class A1, 1.638% 5/15/48	625,592	625,693
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.8846% 6/15/29 (a)(b)	1,833,000	1,833,868
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	951,537	949,117
Series 2015-C26 Class A1, 1.454% 2/15/48	458,863	457,532
Series 2015-C27 Class A1, 1.73% 2/15/48	1,217,336	1,218,797
Series 2015-C28 Class A1, 1.531% 5/15/48	462,941	461,914
Series 2015-C31 Class A1, 1.679% 11/15/48	807,621	805,517
Series 2015-LC20 Class A1, 1.471% 4/15/50	813,604	811,462
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,212,452
Series 2015-SG1 Class A1, 1.568% 12/15/47	443,703	443,386
Series 2016-C32 Class A1, 1.577% 1/15/59	477,710	475,710
Series 2016-LC24 Class A1, 1.441% 10/15/49	340,047	337,794
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	195,897	195,887
Series 2013-C17 Class A1, 1.154% 12/15/46	187,532	186,987
Series 2013-UBS1 Class A1, 1.122% 3/15/46	164,453	163,934
Series 2014-C20 Class A1, 1.283% 5/15/47	483,774	482,537
Series 2014-C21 Class A1, 1.413% 8/15/47	611,522	610,414
Series 2014-C22 Class A1, 1.479% 9/15/57	388,565	388,072
Series 2014-C23 Class A1, 1.663% 10/15/57	202,279	202,653
Series 2014-C24 Class A1, 1.39% 11/15/47	85,918	85,657
Series 2014-LC14 Class A1, 1.193% 3/15/47	274,955	274,326
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $90,209,380)		89,799,998

Municipal Securities - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.79% 12/7/16, VRDN (a)(c)	5,900,000	5,900,000
Clark County Arpt. Rev. Series 2008 C3, 0.59% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	10,000,000	10,000,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.54% 12/7/16, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19	1,085,000	1,096,479
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 12/1/16 (a)(c)	7,000,000	7,000,000
Louisville & Jefferson County Series 2011 A, 0.56% 12/7/16, LOC PNC Bank NA, VRDN (a)	5,300,000	5,300,000
New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(c)	5,000,000	5,000,000
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 0.57% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,000,000	12,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 0.55% 12/7/16, LOC Freddie Mac, VRDN (a)	4,950,000	4,950,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2009 A, 0.72% 12/1/16, VRDN (a)	$4,965,000	$4,965,000
Series 2010 B, 0.72% 12/1/16, VRDN (a)	8,835,000	8,835,000
Univ. of California Revs. Bonds Series 2011 Y1, 1.033%, tender 12/1/16 (a)	445,000	445,018
Whittier Health Facilities Rev. Series 2009 A, 0.54% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,825,000	5,825,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
TOTAL MUNICIPAL SECURITIES
(Cost $86,305,000)		86,316,497

Bank Notes - 0.3%
Citizens Bank NA 2.3% 12/3/18	335,000	337,199
Manufacturers & Traders Trust Co. 1.25% 1/30/17	4,643,000	4,644,151
Marshall & Ilsley Bank 5% 1/17/17	5,914,000	5,936,414
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,208,389
Regions Bank 7.5% 5/15/18	289,000	310,904
Union Bank NA 2.125% 6/16/17	1,330,000	1,336,243
Wells Fargo Bank NA 1.65% 1/22/18	10,000,000	10,005,290
TOTAL BANK NOTES
(Cost $23,762,981)		23,778,590

Certificates of Deposit - 0.1%
Credit Suisse yankee 1.6454% 9/12/17 (a)	1,395,000	1,397,433
Toronto-Dominion Bank yankee 1.03% 4/10/17	5,000,000	5,001,434
TOTAL CERTIFICATES OF DEPOSIT
(Cost $6,395,000)		6,398,867

Commercial Paper - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
0% 9/5/17	880,000	871,959
0% 10/10/17	555,000	549,167
AXA Financial, Inc. 0% 7/24/17	2,735,000	2,710,867
BPCE SA yankee 1% 3/1/17	5,000,000	4,988,512
Credit Agricole CIB yankee 0.96% 12/7/16	5,000,000	4,999,611
Enbridge Energy Partners LP 0% 2/9/17 (b)	2,965,000	2,958,603
Energy Transfer Partners LP 0% 1/24/17	1,575,000	1,571,220
Ford Motor Credit Co. LLC 0% 9/1/17	2,795,000	2,762,440
Manhattan Asset Funding Co. LLC yankee 0% 9/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	2,925,000	2,889,464
Microsoft Corp. 0.89% 4/24/17	10,000,000	9,968,704
Ontario Teachers' Finance Trust yankee:
0.98% 12/16/16	10,000,000	9,997,587
1% 1/27/17	5,292,000	5,285,273
1.18% 6/23/17	5,000,000	4,964,495
Pentair Finance SA 0% 12/2/16	3,035,000	3,034,839
Plains All American Pipeline LP 0% 2/15/17 (b)	3,180,000	3,173,348
Toyota Motor Credit Corp. 1.05% 3/7/17	10,000,000	9,980,115
Vodafone Group PLC yankee:
0% 9/1/17	3,180,000	3,142,834
1.6% 9/5/17	3,000,000	2,964,242
1.6% 9/12/17	12,000,000	11,852,042
VW Credit, Inc. 0% 9/18/17	1,540,000	1,520,739
TOTAL COMMERCIAL PAPER
(Cost $90,131,042)		90,186,061
	Shares	Value

Fixed-Income Funds - 3.6%
Bank Loan Funds - 3.6%
Fidelity Floating Rate High Income Fund (d)
(Cost $314,169,375)	32,164,823	308,139,003

Short-Term Funds - 61.2%
Short-Term Funds - 61.2%
BlackRock Low Duration Bond Portfolio	43,235,571	414,196,772
Delaware Limited-Term Diversified Income Fund - Class A	26,089,972	221,503,866
Fidelity Conservative Income Bond Fund Institutional Class (d)	71,152,042	713,654,977
Fidelity Short-Term Bond Fund (d)	94,424,154	812,047,727
Janus Short-Term Bond Fund - Class T	78,485,006	237,024,718
JPMorgan Short Duration Bond Fund Class A	28,923,492	312,662,947
Metropolitan West Low Duration Bond Fund - Class M	65,145,845	568,071,767
PIMCO Enhanced Short Maturity Active ETF	3,221,190	326,886,361
PIMCO Short-Term Fund - Administrator Class	149,800,474	1,466,546,614
Prudential Short-Term Corporate Bond Fund, Inc. Class A	18,037,963	198,778,351
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	46,993	449,255
TOTAL SHORT-TERM FUNDS
(Cost $5,288,478,728)		5,271,823,355

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.39% (e)	25,762,303	25,767,456
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32% (d)(f)	560,107,200	560,107,200
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (f)	1,797,584	1,797,584
TOTAL MONEY MARKET FUNDS
(Cost $587,672,240)		587,672,240
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $8,646,645,318)		8,627,154,330
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,274,510)
NET ASSETS - 100%		$8,618,879,820

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $482,959,351 or 5.6% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated Fund

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,781
Total	$27,781

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$407,582,010	$307,108,066	$981,534	$2,421,613	$713,654,977
Fidelity Conservative Income Municipal Bond Fund Institutional Class	31,749,413	46,189,890	77,853,860	178,860	--
Fidelity Floating Rate High Income Fund	258,214,134	75,582,368	31,306,369	5,772,179	308,139,003
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32%	--	649,582,138	89,474,937	520,914	560,107,200
Fidelity Investments Money Market Portfolio Institutional Class 0.81%	185,202,811	--	185,202,811	40,059	--
Fidelity Short-Term Bond Fund	634,165,507	182,402,646	2,742,979	3,286,580	812,047,727
Total	$1,516,913,875	$1,260,865,108	$387,562,490	$12,220,205	$2,393,948,907

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,440,376,806	$--	$1,440,376,806	$--
U.S. Government and Government Agency Obligations	53,370,361	--	53,370,361	--
U.S. Government Agency - Mortgage Securities	55,865,434	--	55,865,434	--
Asset-Backed Securities	535,670,060	--	535,670,060	--
Collateralized Mortgage Obligations	77,757,058	--	77,757,058	--
Commercial Mortgage Securities	89,799,998	--	89,799,998	--
Municipal Securities	86,316,497	--	86,316,497	--
Bank Notes	23,778,590	--	23,778,590	--
Certificates of Deposit	6,398,867	--	6,398,867	--
Commercial Paper	90,186,061	--	90,186,061	--
Fixed-Income Funds	308,139,003	308,139,003	--	--
Short-Term Funds	5,271,823,355	5,271,823,355	--	--
Money Market Funds	587,672,240	587,672,240	--	--
Total Investments in Securities:	$8,627,154,330	$6,167,634,598	$2,459,519,732	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,224,575,806)	$6,207,437,967
Fidelity Central Funds (cost $25,767,456)	25,767,456
Affiliated issuers (cost $2,396,302,056)	2,393,948,907
Total Investments (cost $8,646,645,318)		$8,627,154,330
Cash		90,029
Receivable for investments sold		2,705,434
Receivable for fund shares sold		7,031,065
Dividends receivable		139,637
Interest receivable		5,881,968
Distributions receivable from Fidelity Central Funds		11,324
Prepaid expenses		13,578
Other receivables		84,284
Total assets		8,643,111,649
Liabilities
Payable for investments purchased	$14,260,734
Payable for fund shares redeemed	8,651,890
Distributions payable	437,333
Accrued management fee	227,441
Other affiliated payables	455,550
Other payables and accrued expenses	198,881
Total liabilities		24,231,829
Net Assets		$8,618,879,820
Net Assets consist of:
Paid in capital		$8,658,827,743
Distributions in excess of net investment income		(3,651,067)
Accumulated undistributed net realized gain (loss) on investments		(16,805,868)
Net unrealized appreciation (depreciation) on investments		(19,490,988)
Net Assets, for 860,008,484 shares outstanding		$8,618,879,820
Net Asset Value, offering price and redemption price per share ($8,618,879,820 ÷ 860,008,484 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$25,229,336
Affiliated issuers		12,220,205
Interest		15,695,102
Income from Fidelity Central Funds		27,781
Total income		53,172,424
Expenses
Management fee	$10,871,964
Transfer agent fees	2,026,937
Accounting fees and expenses	640,619
Custodian fees and expenses	30,474
Independent trustees' fees and expenses	44,749
Registration fees	90,189
Audit	32,561
Legal	24,995
Miscellaneous	114,758
Total expenses before reductions	13,877,246
Expense reductions	(9,589,062)	4,288,184
Net investment income (loss)		48,884,240
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(334,625)
Fidelity Central Funds	(779)
Affiliated issuers	(1,696,788)
Realized gain distributions from underlying funds:
Affiliated issuers	116,789
Total net realized gain (loss)		(1,915,403)
Change in net unrealized appreciation (depreciation) on investment securities		4,919,563
Net gain (loss)		3,004,160
Net increase (decrease) in net assets resulting from operations		$51,888,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,884,240	$78,391,488
Net realized gain (loss)	(1,915,403)	(13,672,397)
Change in net unrealized appreciation (depreciation)	4,919,563	(20,489,082)
Net increase (decrease) in net assets resulting from operations	51,888,400	44,230,009
Distributions to shareholders from net investment income	(48,283,260)	(79,865,336)
Distributions to shareholders from net realized gain	–	(4,355,761)
Total distributions	(48,283,260)	(84,221,097)
Share transactions
Proceeds from sales of shares	2,975,877,447	2,087,345,698
Reinvestment of distributions	46,874,866	84,143,145
Cost of shares redeemed	(1,001,231,863)	(2,800,007,460)
Net increase (decrease) in net assets resulting from share transactions	2,021,520,450	(628,518,617)
Total increase (decrease) in net assets	2,025,125,590	(668,509,705)
Net Assets
Beginning of period	6,593,754,230	7,262,263,935
End of period	$8,618,879,820	$6,593,754,230
Other Information
Distributions in excess of net investment income end of period	$(3,651,067)	$(4,252,047)
Shares
Sold	296,518,169	208,925,720
Issued in reinvestment of distributions	4,672,632	8,414,508
Redeemed	(99,779,447)	(280,149,151)
Net increase (decrease)	201,411,354	(62,808,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Short Duration Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.07	$10.10	$10.09	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.064	.115	.095	.077	.087	.035
Net realized and unrealized gain (loss)	.009	(.051)	(.028)	.020	.040	.051
Total from investment operations	.073	.064	.067	.097	.127	.086
Distributions from net investment income	(.063)	(.118)	(.093)	(.079)	(.089)	(.026)
Distributions from net realized gain	–	(.006)	(.004)	(.008)	(.008)	–
Total distributions	(.063)	(.124)	(.097)	(.087)	(.097)	(.026)
Net asset value, end of period	$10.02	$10.01	$10.07	$10.10	$10.09	$10.06
Total ReturnC,D	.73%	.64%	.66%	.96%	1.27%	.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.35%	.36%	.38%	.48%G
Expenses net of fee waivers, if any	.11%G	.11%	.10%	.11%	.13%	.23%G
Expenses net of all reductions	.11%G	.11%	.10%	.11%	.13%	.23%G
Net investment income (loss)	1.27%G	1.15%	.94%	.76%	.87%	.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,618,880	$6,593,754	$7,262,264	$5,869,152	$6,225,396	$2,935,591
Portfolio turnover rateH	33%G	33%	16%	31%	17%I	5%J

 A For the period December 20, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs)are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, amortization of premium, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,027,948
Gross unrealized depreciation	(41,818,655)
Net unrealized appreciation (depreciation) on securities	$(20,790,707)
Tax cost	$8,647,945,037

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,175,514)
Long-term	(10,443,565)
Total capital loss carryforward	$(13,619,079)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,889,997,705 and $1,061,880,351, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Funds preservation of capital and current income and is managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,962 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $9,568,704.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $20,186.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $172.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Conservative Income Bond Fund	13%
Fidelity Short-Term Bond Fund	13%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.11%	$1,000.00	$1,007.30	$.55
Hypothetical-C		$1,000.00	$1,024.52	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)) and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, FIAM and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Short Duration Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that the fund had out-performed 80% and 75% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was higher than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2019 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.55%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Short Duration Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2019.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ASD-SANN-0117
1.934461.104

Strategic Advisers® Value Multi-Manager Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.9	2.7
Bank of America Corp.	2.6	1.9
Exxon Mobil Corp.	2.5	2.8
Johnson & Johnson	2.5	2.9
Pfizer, Inc.	2.0	2.2
Chevron Corp.	1.8	1.5
Apple, Inc.	1.8	1.8
Citigroup, Inc.	1.6	1.5
Intel Corp.	1.5	1.3
Verizon Communications, Inc.	1.4	1.6
	20.6

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	24.9
Information Technology	14.3	14.4
Health Care	14.0	15.1
Consumer Discretionary	9.0	8.9
Industrials	9.0	9.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

As of May 31, 2016
Common Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.7%
BorgWarner, Inc.	160	$5,696
Gentex Corp.	220	4,068
Lear Corp.	460	59,575
The Goodyear Tire & Rubber Co.	1,200	36,828
		106,167
Automobiles - 1.1%
Ford Motor Co.	4,100	49,036
General Motors Co.	2,670	92,195
Harley-Davidson, Inc.	640	38,970
		180,201
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	21,244
Carnival Corp. unit	420	21,592
Darden Restaurants, Inc.	90	6,597
Hyatt Hotels Corp. Class A (a)	30	1,540
Royal Caribbean Cruises Ltd.	60	4,858
Wyndham Worldwide Corp.	580	41,754
Yum! Brands, Inc.	100	6,339
		103,924
Household Durables - 1.0%
Garmin Ltd.	80	4,173
Leggett & Platt, Inc.	100	4,806
Lennar Corp. Class A	1,945	82,740
Mohawk Industries, Inc. (a)	60	11,846
PulteGroup, Inc.	250	4,715
Toll Brothers, Inc. (a)	40	1,186
Whirlpool Corp.	360	58,478
		167,944
Leisure Products - 0.0%
Brunswick Corp.	70	3,508
Media - 3.0%
CBS Corp. Class B	310	18,823
Cinemark Holdings, Inc.	80	3,187
Comcast Corp. Class A	940	65,339
Discovery Communications, Inc. Class A (a)	110	2,980
Gannett Co., Inc.	600	5,724
Interpublic Group of Companies, Inc.	300	7,221
News Corp. Class A	280	3,237
Omnicom Group, Inc.	180	15,649
Scripps Networks Interactive, Inc. Class A	70	4,848
Tegna, Inc.	1,200	26,916
The Walt Disney Co.	740	73,349
Time Warner, Inc.	2,190	201,086
Twenty-First Century Fox, Inc. Class A	820	23,050
Viacom, Inc. Class B (non-vtg.)	900	33,732
		485,141
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	21,453
Dollar General Corp.	210	16,237
Kohl's Corp.	930	50,062
Macy's, Inc.	500	21,100
Target Corp.	840	64,882
		173,734
Specialty Retail - 1.4%
Best Buy Co., Inc.	1,240	56,668
CarMax, Inc. (a)	150	8,669
Dick's Sporting Goods, Inc.	70	4,135
Foot Locker, Inc.	100	7,167
Home Depot, Inc.	870	112,578
Michaels Companies, Inc. (a)	160	3,901
Penske Automotive Group, Inc.	800	39,928
		233,046
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	60	6,356
Ralph Lauren Corp.	50	5,231
		11,587

TOTAL CONSUMER DISCRETIONARY		1,465,252

CONSUMER STAPLES - 5.1%
Beverages - 0.4%
The Coca-Cola Co.	1,640	66,174
Food & Staples Retailing - 1.8%
Kroger Co.	800	25,840
Wal-Mart Stores, Inc.	2,360	166,215
Walgreens Boots Alliance, Inc.	1,205	102,100
		294,155
Food Products - 2.2%
Archer Daniels Midland Co.	2,905	125,583
Bunge Ltd.	1,010	68,963
Ingredion, Inc.	250	29,345
Mondelez International, Inc.	1,815	74,851
Tyson Foods, Inc. Class A	1,000	56,810
		355,552
Personal Products - 0.7%
Coty, Inc. Class A	1,680	31,433
Unilever NV (NY Reg.)	1,790	71,296
		102,729

TOTAL CONSUMER STAPLES		818,610

ENERGY - 8.6%
Energy Equipment& Services - 0.8%
Baker Hughes, Inc.	320	20,586
Ensco PLC Class A	700	6,762
Halliburton Co.	1,495	79,370
Helmerich & Payne, Inc.	80	6,052
National Oilwell Varco, Inc.	280	10,461
Noble Corp.	700	4,354
Parker Drilling Co. (a)	2,100	4,515
		132,100
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	2,640	294,518
EQT Corp.	1,065	74,635
Exxon Mobil Corp.	4,690	409,437
Hess Corp.	400	22,384
Marathon Petroleum Corp.	2,000	94,040
Murphy Oil Corp.	130	4,408
Occidental Petroleum Corp.	550	39,248
Phillips 66 Co.	1,920	159,514
Pioneer Natural Resources Co.	395	75,461
Valero Energy Corp.	1,520	93,571
		1,267,216

TOTAL ENERGY		1,399,316

FINANCIALS - 26.3%
Banks - 13.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	10,417	64,169
Bank of America Corp.	19,740	416,909
BB&T Corp.	1,000	45,250
BOK Financial Corp.	675	54,216
Citigroup, Inc.	4,580	258,266
Citizens Financial Group, Inc.	400	13,404
Comerica, Inc.	130	8,288
Commerce Bancshares, Inc.	71	3,892
Cullen/Frost Bankers, Inc.	650	53,502
East West Bancorp, Inc.	110	5,267
Fifth Third Bancorp	2,200	57,244
First Republic Bank	938	76,822
Huntington Bancshares, Inc.	2,700	33,642
Investors Bancorp, Inc.	240	3,250
JPMorgan Chase & Co.	5,800	464,975
KeyCorp	1,900	32,889
M&T Bank Corp.	505	72,690
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	57,840
Peoples United Financial, Inc.	190	3,557
PNC Financial Services Group, Inc.	1,070	118,278
Prosperity Bancshares, Inc.	20	1,323
Regions Financial Corp.	6,270	84,896
SunTrust Banks, Inc.	1,780	92,471
Synovus Financial Corp.	90	3,484
U.S. Bancorp	1,300	64,506
Wells Fargo & Co.	1,900	100,548
		2,191,578
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	40	5,924
Ameriprise Financial, Inc.	1,345	153,612
Bank of New York Mellon Corp.	810	38,410
BlackRock, Inc. Class A	120	44,495
E*TRADE Financial Corp. (a)	210	7,247
Eaton Vance Corp. (non-vtg.)	90	3,640
Franklin Resources, Inc.	430	16,882
Goldman Sachs Group, Inc.	470	103,066
Invesco Ltd.	310	9,706
Morgan Stanley	1,930	79,825
Northern Trust Corp.	170	13,966
Raymond James Financial, Inc.	110	7,913
State Street Corp.	700	55,160
T. Rowe Price Group, Inc.	190	14,071
The NASDAQ OMX Group, Inc.	120	7,691
		561,608
Consumer Finance - 1.9%
Ally Financial, Inc.	340	6,603
American Express Co.	750	54,030
Capital One Financial Corp.	1,290	108,412
Credit Acceptance Corp. (a)	10	1,918
Discover Financial Services	1,340	90,812
Navient Corp.	1,340	23,088
Santander Consumer U.S.A. Holdings, Inc. (a)	270	3,721
Synchrony Financial	633	21,876
		310,460
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,566
Leucadia National Corp.	280	6,166
Voya Financial, Inc.	50	1,944
		11,676
Insurance - 6.9%
AFLAC, Inc.	910	64,956
Alleghany Corp. (a)	20	11,359
Allstate Corp.	1,110	77,611
American Financial Group, Inc.	650	53,450
American International Group, Inc.	1,030	65,230
Arch Capital Group Ltd. (a)	90	7,445
Assurant, Inc.	460	39,716
Assured Guaranty Ltd.	30	1,073
Axis Capital Holdings Ltd.	670	40,877
Chubb Ltd.	645	82,560
Cincinnati Financial Corp.	120	9,209
Everest Re Group Ltd.	240	50,532
FNF Group	210	6,707
Hartford Financial Services Group, Inc.	1,700	80,104
Lincoln National Corp.	1,280	82,048
Loews Corp.	260	11,609
Markel Corp. (a)	10	8,983
MetLife, Inc.	1,640	90,216
Old Republic International Corp.	90	1,608
Principal Financial Group, Inc.	220	12,692
Progressive Corp.	430	14,319
Prudential Financial, Inc.	1,030	103,618
Reinsurance Group of America, Inc.	60	7,323
RenaissanceRe Holdings Ltd.	30	3,917
The Travelers Companies, Inc.	1,020	115,617
Torchmark Corp.	250	17,523
Unum Group	1,180	49,879
Validus Holdings Ltd.	60	3,260
W.R. Berkley Corp.	90	5,561
		1,119,002
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	3,600	36,792
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,200	32,032

TOTAL FINANCIALS		4,263,148

HEALTH CARE - 14.0%
Biotechnology - 3.3%
AbbVie, Inc.	3,485	211,888
Amgen, Inc.	1,515	218,266
Biogen, Inc. (a)	170	49,992
Gilead Sciences, Inc.	300	22,110
United Therapeutics Corp. (a)	260	32,659
		534,915
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,255	100,054
Danaher Corp.	930	72,698
Medtronic PLC	1,280	93,453
		266,205
Health Care Providers & Services - 2.9%
Aetna, Inc.	690	90,280
Anthem, Inc.	720	102,622
Cardinal Health, Inc.	400	28,404
Cigna Corp.	490	66,023
Express Scripts Holding Co. (a)	860	65,257
HCA Holdings, Inc. (a)	790	56,003
Quest Diagnostics, Inc.	510	44,605
Universal Health Services, Inc. Class B	70	8,611
		461,805
Pharmaceuticals - 6.2%
Johnson & Johnson	3,580	398,454
Mallinckrodt PLC (a)	100	5,270
Merck & Co., Inc.	3,410	208,658
Novartis AG sponsored ADR	1,040	71,510
Pfizer, Inc.	10,140	325,900
		1,009,792

TOTAL HEALTH CARE		2,272,717

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.6%
BE Aerospace, Inc.	70	4,203
General Dynamics Corp.	815	142,910
Hexcel Corp.	70	3,620
L-3 Communications Holdings, Inc.	60	9,466
Northrop Grumman Corp.	70	17,476
Raytheon Co.	100	14,954
Rockwell Collins, Inc.	100	9,272
Spirit AeroSystems Holdings, Inc. Class A	100	5,825
Textron, Inc.	210	9,666
The Boeing Co.	780	117,437
Triumph Group, Inc.	700	19,460
United Technologies Corp.	640	68,941
		423,230
Air Freight & Logistics - 0.7%
FedEx Corp.	400	76,668
United Parcel Service, Inc. Class B	270	31,298
		107,966
Airlines - 0.8%
Alaska Air Group, Inc.	30	2,468
American Airlines Group, Inc.	130	6,037
Delta Air Lines, Inc.	600	28,908
Southwest Airlines Co.	470	21,907
United Continental Holdings, Inc. (a)	940	64,813
		124,133
Building Products - 0.1%
Owens Corning	90	4,624
Tyco International Ltd.	250	11,245
		15,869
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	47,390
LSC Communications, Inc.	187	3,860
R.R. Donnelley & Sons Co.	500	8,695
		59,945
Construction & Engineering - 0.3%
Fluor Corp.	710	37,992
Jacobs Engineering Group, Inc. (a)	90	5,581
Quanta Services, Inc. (a)	40	1,349
		44,922
Electrical Equipment - 0.3%
Eaton Corp. PLC	350	23,279
Emerson Electric Co.	490	27,656
Hubbell, Inc. Class B	40	4,491
		55,426
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	50	5,609
Honeywell International, Inc.	580	66,085
		71,694
Machinery - 2.0%
AGCO Corp.	570	31,806
Cummins, Inc.	130	18,431
Deere & Co.	580	58,116
Flowserve Corp.	90	4,271
Ingersoll-Rand PLC	200	14,908
Oshkosh Corp.	1,400	98,000
PACCAR, Inc.	270	16,781
Parker Hannifin Corp.	110	15,282
Pentair PLC	130	7,470
Snap-On, Inc.	50	8,360
Stanley Black & Decker, Inc.	110	13,049
Timken Co.	200	7,810
Trinity Industries, Inc.	1,200	33,348
WABCO Holdings, Inc. (a)	40	3,940
		331,572
Professional Services - 0.1%
Dun & Bradstreet Corp.	20	2,434
Manpower, Inc.	50	4,271
Robert Half International, Inc.	30	1,346
		8,051
Road & Rail - 1.0%
AMERCO	20	6,829
CSX Corp.	720	25,783
Norfolk Southern Corp.	220	23,421
Ryder System, Inc.	600	46,980
Union Pacific Corp.	630	63,838
		166,851
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	30,072
United Rentals, Inc. (a)	70	7,078
W.W. Grainger, Inc.	50	11,529
		48,679

TOTAL INDUSTRIALS		1,458,338

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	3,400	41,956
Cisco Systems, Inc.	7,640	227,825
Harris Corp.	230	23,819
Juniper Networks, Inc.	100	2,754
		296,354
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	70	4,779
Avnet, Inc.	150	6,884
CDW Corp.	120	6,149
Corning, Inc.	2,910	69,927
Dell Technologies, Inc. (a)	278	14,890
Flextronics International Ltd. (a)	2,800	39,872
Jabil Circuit, Inc.	140	2,961
Keysight Technologies, Inc. (a)	40	1,473
TE Connectivity Ltd.	1,000	67,640
Tech Data Corp. (a)	400	33,948
Vishay Intertechnology, Inc.	1,300	19,695
		268,218
IT Services - 1.7%
IBM Corp.	1,030	167,087
PayPal Holdings, Inc. (a)	1,470	57,742
The Western Union Co.	370	7,781
Xerox Corp.	4,530	42,356
		274,966
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	7,020	243,594
KLA-Tencor Corp.	120	9,581
Lam Research Corp.	90	9,542
Marvell Technology Group Ltd.	130	1,864
Microchip Technology, Inc.	1,505	99,601
Micron Technology, Inc. (a)	780	15,233
Qorvo, Inc. (a)	100	5,341
Qualcomm, Inc.	1,080	73,580
Skyworks Solutions, Inc.	140	10,759
Texas Instruments, Inc.	1,109	81,988
		551,083
Software - 2.6%
Adobe Systems, Inc. (a)	1,030	105,894
ANSYS, Inc. (a)	78	7,334
CA Technologies, Inc.	320	10,227
Microsoft Corp.	1,710	103,045
Oracle Corp.	4,340	174,425
Symantec Corp.	600	14,634
		415,559
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,610	288,457
Hewlett Packard Enterprise Co.	1,900	45,220
HP, Inc.	3,210	49,434
NCR Corp. (a)	1,430	55,413
Seagate Technology LLC	900	36,090
Western Digital Corp.	500	31,830
		506,444

TOTAL INFORMATION TECHNOLOGY		2,312,624

MATERIALS - 4.2%
Chemicals - 2.6%
Ashland Global Holdings, Inc.	50	5,635
Celanese Corp. Class A	110	8,725
CF Industries Holdings, Inc.	500	14,470
Eastman Chemical Co.	510	38,311
Huntsman Corp.	1,500	29,220
LyondellBasell Industries NV Class A	1,090	98,449
PPG Industries, Inc.	955	91,613
RPM International, Inc.	100	5,291
The Dow Chemical Co.	2,285	127,320
The Mosaic Co.	130	3,692
Westlake Chemical Corp.	30	1,775
		424,501
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	520	114,114
Containers & Packaging - 0.6%
Avery Dennison Corp.	20	1,441
Bemis Co., Inc.	70	3,505
Crown Holdings, Inc. (a)	110	5,983
Graphic Packaging Holding Co.	240	3,017
International Paper Co.	610	29,719
Packaging Corp. of America	570	48,313
Sonoco Products Co.	70	3,789
WestRock Co.	111	5,683
		101,450
Metals & Mining - 0.2%
Newmont Mining Corp.	140	4,542
Nucor Corp.	230	14,304
Reliance Steel & Aluminum Co.	60	4,866
		23,712
Paper & Forest Products - 0.1%
Domtar Corp.	500	19,635

TOTAL MATERIALS		683,412

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	31,895
Mack-Cali Realty Corp.	1,000	27,050
Medical Properties Trust, Inc.	1,100	13,112
		72,057
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	3,500	135,205
Verizon Communications, Inc.	4,600	229,540
		364,745
UTILITIES - 3.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	380	22,439
Duke Energy Corp.	500	36,885
Edison International	230	15,817
Entergy Corp.	740	50,860
Eversource Energy	230	11,873
Exelon Corp.	1,910	62,094
FirstEnergy Corp.	1,100	34,419
OGE Energy Corp.	150	4,748
Pinnacle West Capital Corp.	80	5,914
Xcel Energy, Inc.	360	14,044
		259,093
Gas Utilities - 0.4%
National Fuel Gas Co.	1,045	58,917
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	5,350	61,258
Multi-Utilities - 0.7%
Ameren Corp.	190	9,333
DTE Energy Co.	140	13,033
Public Service Enterprise Group, Inc.	2,170	89,643
SCANA Corp.	110	7,758
		119,767

TOTAL UTILITIES		499,035

TOTAL COMMON STOCKS
(Cost $11,456,846)		15,609,254

U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.47% 12/1/16 to 3/2/17 (b)
(Cost $39,987)	$40,000	39,987

Money Market Funds - 4.4%
	Shares
Invesco Government & Agency Portfolio Institutional Class 0.29% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)	712,785	712,785
TOTAL MONEY MARKET FUNDS
(Cost $712,795)		712,795
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $12,209,628)		16,362,036
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(160,346)
NET ASSETS - 100%		$16,201,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	431,120	$16,757

The face value of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,999.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,465,252	$1,465,252	$--	$--
Consumer Staples	818,610	818,610	--	--
Energy	1,399,316	1,399,316	--	--
Financials	4,263,148	4,263,148	--	--
Health Care	2,272,717	2,272,717	--	--
Industrials	1,458,338	1,458,338	--	--
Information Technology	2,312,624	2,312,624	--	--
Materials	683,412	683,412	--	--
Real Estate	72,057	72,057	--	--
Telecommunication Services	364,745	364,745	--	--
Utilities	499,035	499,035	--	--
Other Short-Term Investments	39,987	--	39,987	--
Money Market Funds	712,795	712,795	--	--
Total Investments in Securities:	$16,362,036	$16,322,049	$39,987	$--
Derivative Instruments:
Assets
Futures Contracts	$16,757	$16,757	$--	$--
Total Assets	$16,757	$16,757	$--	$--
Total Derivative Instruments:	$16,757	$16,757	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,757	$0
Total Equity Risk	16,757	0
Total Value of Derivatives	$16,757	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,209,628)		$16,362,036
Cash		10
Receivable for investments sold		149,505
Receivable for fund shares sold		6,208
Dividends receivable		48,326
Interest receivable		10
Receivable for daily variation margin for derivative instruments		2,909
Prepaid expenses		39
Receivable from investment adviser for expense reductions		4,250
Other receivables		332
Total assets		16,573,625
Liabilities
Payable for investments purchased	$164,808
Payable for fund shares redeemed	169,337
Accrued management fee	6,885
Audit fee payable	23,941
Distribution and service plan fees payable	24
Other affiliated payables	1,967
Other payables and accrued expenses	4,973
Total liabilities		371,935
Net Assets		$16,201,690
Net Assets consist of:
Paid in capital		$11,660,861
Undistributed net investment income		124,795
Accumulated undistributed net realized gain (loss) on investments		246,869
Net unrealized appreciation (depreciation) on investments		4,169,165
Net Assets		$16,201,690
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($12,724,577 ÷ 889,321 shares)		$14.31
Class F:
Net Asset Value, offering price and redemption price per share ($3,243,938÷ 225,625 shares)		$14.38
Class L:
Net Asset Value, offering price and redemption price per share ($117,028 ÷ 8,180 shares)		$14.31
Class N:
Net Asset Value, offering price and redemption price per share ($116,147 ÷ 8,128 shares)		$14.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$196,184
Interest		694
Total income		196,878
Expenses
Management fee	$41,340
Transfer agent fees	8,930
Distribution and service plan fees	146
Accounting fees and expenses	3,075
Custodian fees and expenses	5,354
Independent trustees' fees and expenses	99
Registration fees	39,271
Audit	31,972
Legal	1,347
Miscellaneous	1,653
Total expenses before reductions	133,187
Expense reductions	(63,402)	69,785
Net investment income (loss)		127,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	292,613
Futures contracts	10,590
Total net realized gain (loss)		303,203
Change in net unrealized appreciation (depreciation) on: Investment securities	925,984
Futures contracts	9,133
Total change in net unrealized appreciation (depreciation)		935,117
Net gain (loss)		1,238,320
Net increase (decrease) in net assets resulting from operations		$1,365,413

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,093	$240,567
Net realized gain (loss)	303,203	875,882
Change in net unrealized appreciation (depreciation)	935,117	(1,971,649)
Net increase (decrease) in net assets resulting from operations	1,365,413	(855,200)
Distributions to shareholders from net investment income	(109,659)	(224,106)
Distributions to shareholders from net realized gain	(490,035)	(795,712)
Total distributions	(599,694)	(1,019,818)
Share transactions - net increase (decrease)	(74,733)	(2,808,946)
Total increase (decrease) in net assets	690,986	(4,683,964)
Net Assets
Beginning of period	15,510,704	20,194,668
End of period	$16,201,690	$15,510,704
Other Information
Undistributed net investment income end of period	$124,795	$107,361

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.83	$14.93	$13.32	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18	.16	.14	.17	.08
Net realized and unrealized gain (loss)	1.10	(.65)	1.23	2.37	2.92	.59
Total from investment operations	1.21	(.47)	1.39	2.51	3.09	.67
Distributions from net investment income	(.10)	(.16)	(.15)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.77)	(.26)	–
Total distributions	(.53)	(.73)	(1.49)C	(.90)D	(.42)	(.02)
Net asset value, end of period	$14.31	$13.63	$14.83	$14.93	$13.32	$10.65
Total ReturnE,F	9.13%	(3.12)%	9.78%	19.66%	29.71%	6.71%
Ratios to Average Net AssetsG
Expenses before reductions	1.71%H	1.32%	1.25%	1.32%	1.30%	1.62%H
Expenses net of fee waivers, if any	.90%H	.97%	.97%	.97%	.97%	.97%H
Expenses net of all reductions	.90%H	.97%	.97%	.97%	.97%	.97%H
Net investment income (loss)	1.59%H	1.30%	1.08%	.97%	1.43%	1.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,725	$12,405	$17,235	$17,565	$15,774	$11,031
Portfolio turnover rateI	27%H	41%	36%	59%	30%	14%H

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$14.87	$14.96	$13.33	$11.91
Income from Investment Operations
Net investment income (loss)B	.12	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.10	(.64)	1.23	2.38	1.62
Total from investment operations	1.22	(.45)	1.40	2.53	1.70
Distributions from net investment income	(.10)	(.16)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.77)	(.18)
Total distributions	(.53)	(.73)	(1.49)C	(.90)D	(.28)
Net asset value, end of period	$14.38	$13.69	$14.87	$14.96	$13.33
Total ReturnE,F	9.17%	(2.97)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsG
Expenses before reductions	1.57%H	1.19%	1.11%	1.26%	.98%H
Expenses net of fee waivers, if any	.80%H	.87%	.87%	.87%	.87%H
Expenses net of all reductions	.80%H	.87%	.87%	.87%	.87%H
Net investment income (loss)	1.69%H	1.40%	1.18%	1.07%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,244	$2,871	$2,717	$1,535	$287
Portfolio turnover rateI	27%H	41%	36%	59%	30%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.11	.17	.16	.08
Net realized and unrealized gain (loss)	1.10	(.64)	1.23	1.38
Total from investment operations	1.21	(.47)	1.39	1.46
Distributions from net investment income	(.10)	(.16)	(.15)	(.08)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.48)
Total distributions	(.53)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$14.31	$13.63	$14.83	$14.93
Total ReturnD,E	9.13%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.66%G	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.97%	.97%	.97%G
Net investment income (loss)	1.59%G	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$118	$121	$111
Portfolio turnover rateH	27%G	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.09	.14	.12	.06
Net realized and unrealized gain (loss)	1.11	(.65)	1.23	1.38
Total from investment operations	1.20	(.51)	1.35	1.44
Distributions from net investment income	(.08)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.48)
Total distributions	(.52)C	(.69)	(1.46)	(.55)
Net asset value, end of period	$14.29	$13.61	$14.81	$14.92
Total ReturnD,E	9.03%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsF
Expenses before reductions	1.92%G	1.53%	1.47%	1.63%G
Expenses net of fee waivers, if any	1.15%G	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.22%	1.22%	1.22%G
Net investment income (loss)	1.34%G	1.05%	.83%	.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$116	$117	$121	$111
Portfolio turnover rateH	27%G	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.432 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,366,447
Gross unrealized depreciation	(243,523)
Net unrealized appreciation (depreciation) on securities	$4,122,924
Tax cost	$12,239,112

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,590 and a change in net unrealized appreciation (depreciation) of $9,133 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,056,459 and $2,631,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Robeco Investment Management, Inc. (d/b/a Boston Partners) have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$146	$146

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$8,812.14
Class L	59.10
Class N	59.10
	$8,930

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Value Multi-Manager		.90%	$ 50,754
Class F	.80%(a)	.81%(b)	11,750
Class L		.90%	450
Class N		1.15%	448

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Value Multi-Manager	$87,696	$189,181
Class F	20,413	32,578
Class L	837	1,321
Class N	713	1,026
Total	$109,659	$224,106
From net realized gain
Value Multi-Manager	$391,683	$670,943
Class F	90,912	115,398
Class L	3,730	4,693
Class N	3,710	4,678
Total	$490,035	$795,712

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Value Multi-Manager
Shares sold	65,345	110,604	$890,399	$1,479,116
Reinvestment of distributions	35,793	63,359	479,379	859,873
Shares redeemed	(122,040)	(426,124)	(1,637,827)	(5,537,796)
Net increase (decrease)	(20,902)	(252,161)	$(268,049)	$(3,198,807)
Class F
Shares sold	45,382	82,176	$615,819	$1,120,335
Reinvestment of distributions	8,271	10,876	111,325	147,976
Shares redeemed	(37,798)	(66,013)	(521,676)	(890,168)
Net increase (decrease)	15,855	27,039	$205,468	$378,143
Reinvestment of distributions	341	443	4,567	6,014
Shares redeemed	(795)	–	(10,607)	–
Net increase (decrease)	(454)	443	$(6,040)	$6,014
Reinvestment of distributions	330	420	4,423	5,704
Shares redeemed	(790)	–	(10,535)	–
Net increase (decrease)	(460)	420	$(6,112)	$5,704

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Value Multi-Manager	.90%
Actual		$1,000.00	$1,091.30	$4.72
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.80%
Actual		$1,000.00	$1,091.70	$4.19
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class L	.90%
Actual		$1,000.00	$1,091.30	$4.72
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,090.30	$6.03
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Value Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), LSV Asset Management (LSV), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, FIAM, LSV, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the second quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that Class F had out-performed 57% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015. The Board considered that, in general, various factors can affect total expenses. The Board also considered an alternative expense comparison analysis compared to a universe of no-load funds (higher 12b-1 fee classes designed specifically for retirement plans). The Board noted that, under this alternative competitive analysis, the total expenses for the retail class and Class L ranked below median. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2d

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Value Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	11,151,835.27	89.860
Against	662,878.77	5.341
Abstain	595,609.79	4.799
TOTAL	12,410,323.83	100.000

PROPOSAL 4c

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Value Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	11,814,714.04	95.201
Against	00.00	0.000
Abstain	595,609.79	4.799
TOTAL	12,410,323.83	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMV-SANN-0117
1.931578.105

Strategic Advisers® Growth Multi-Manager Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity SAI U.S. Quality Index Fund	5.3	0.0
Fidelity Blue Chip Growth Fund	5.3	0.0
Facebook, Inc. Class A	3.7	3.8
Amazon.com, Inc.	3.6	3.9
Microsoft Corp.	3.3	2.2
Apple, Inc.	2.8	3.1
Alphabet, Inc. Class C	2.1	2.2
Alphabet, Inc. Class A	2.0	2.4
Visa, Inc. Class A	1.6	2.7
Comcast Corp. Class A	1.5	1.6
	31.2

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	33.0
Consumer Discretionary	14.6	18.6
Health Care	13.3	15.5
Consumer Staples	8.4	10.1
Industrials	7.9	8.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	83.4%
Large Growth Funds	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

As of May 31, 2016
Common Stocks	95.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.9%
Lear Corp.	3,002	$388,789
The Goodyear Tire & Rubber Co.	4,291	131,691
		520,480
Automobiles - 0.3%
Thor Industries, Inc.	1,760	177,003
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	2,031	107,866
Carnival Corp. unit	4,026	206,977
Domino's Pizza, Inc.	2,176	365,655
Marriott International, Inc. Class A	998	78,622
McDonald's Corp.	274	32,680
Wyndham Worldwide Corp.	2,131	153,411
Yum China Holdings, Inc. (a)	4,979	140,009
Yum! Brands, Inc.	6,161	390,546
		1,475,766
Household Durables - 0.6%
D.R. Horton, Inc.	7,513	208,260
Mohawk Industries, Inc. (a)	563	111,159
Tupperware Brands Corp.	724	40,139
		359,558
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	2,774	2,082,081
Priceline Group, Inc. (a)	160	240,589
		2,322,670
Media - 2.5%
Charter Communications, Inc. Class A (a)	1,077	296,509
Comcast Corp. Class A	12,266	852,610
The Walt Disney Co.	2,870	284,474
		1,433,593
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,557	137,265
Specialty Retail - 3.0%
AutoZone, Inc. (a)	383	299,958
Dick's Sporting Goods, Inc.	3,145	185,775
Foot Locker, Inc.	2,888	206,983
Gap, Inc.	5,062	126,398
Home Depot, Inc.	4,091	529,375
Lowe's Companies, Inc.	1,304	91,997
Ross Stores, Inc.	2,155	145,656
Urban Outfitters, Inc. (a)	4,032	127,411
		1,713,553
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	3,266	186,129
Michael Kors Holdings Ltd. (a)	2,753	127,987
		314,116

TOTAL CONSUMER DISCRETIONARY		8,454,004

CONSUMER STAPLES - 8.4%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.)	1,127	170,335
Molson Coors Brewing Co. Class B	2,142	209,980
Monster Beverage Corp. (a)	10,359	463,565
PepsiCo, Inc.	4,111	411,511
The Coca-Cola Co.	10,082	406,809
		1,662,200
Food & Staples Retailing - 1.2%
CVS Health Corp.	4,604	354,002
Sysco Corp.	1,690	89,993
Wal-Mart Stores, Inc.	3,810	268,338
		712,333
Food Products - 2.3%
Archer Daniels Midland Co.	4,975	215,069
Danone SA sponsored ADR	29,945	374,073
Ingredion, Inc.	1,210	142,030
Mondelez International, Inc.	3,513	144,876
Pilgrim's Pride Corp.	3,115	54,855
Pinnacle Foods, Inc.	2,760	136,786
The J.M. Smucker Co.	1,336	168,269
Tyson Foods, Inc. Class A	1,976	112,257
		1,348,215
Household Products - 0.7%
Procter & Gamble Co.	4,631	381,872
Personal Products - 0.5%
Coty, Inc. Class A	5,928	110,913
Estee Lauder Companies, Inc. Class A	2,312	179,642
		290,555
Tobacco - 0.8%
Altria Group, Inc.	3,730	238,459
Philip Morris International, Inc.	1,873	165,348
Reynolds American, Inc.	835	45,174
		448,981

TOTAL CONSUMER STAPLES		4,844,156

ENERGY - 0.6%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	3,704	311,321
Oil, Gas & Consumable Fuels - 0.1%
Parsley Energy, Inc. Class A (a)	1,454	55,470

TOTAL ENERGY		366,791

FINANCIALS - 3.0%
Banks - 0.4%
Bank of America Corp.	10,783	227,737
Capital Markets - 1.5%
Bank of New York Mellon Corp.	5,955	282,386
FactSet Research Systems, Inc.	1,393	223,117
Greenhill & Co., Inc.	180	4,986
SEI Investments Co.	7,207	340,026
		850,515
Consumer Finance - 0.6%
American Express Co.	2,397	172,680
Discover Financial Services	2,871	194,568
		367,248
Insurance - 0.5%
MetLife, Inc.	3,094	170,201
Prudential Financial, Inc.	1,437	144,562
		314,763

TOTAL FINANCIALS		1,760,263

HEALTH CARE - 13.3%
Biotechnology - 4.5%
AbbVie, Inc.	3,647	221,738
Alexion Pharmaceuticals, Inc. (a)	283	34,693
Amgen, Inc.	5,108	735,910
Biogen, Inc. (a)	734	215,847
Celgene Corp. (a)	4,486	531,636
Gilead Sciences, Inc.	7,728	569,554
Regeneron Pharmaceuticals, Inc. (a)	723	274,191
		2,583,569
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. (a)	5,486	454,515
Hologic, Inc. (a)	4,206	161,006
Medtronic PLC	2,098	153,175
Stryker Corp.	978	111,159
The Cooper Companies, Inc.	1,135	186,696
Varian Medical Systems, Inc. (a)	3,144	282,426
		1,348,977
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,389	181,737
Express Scripts Holding Co. (a)	2,645	200,703
HCA Holdings, Inc. (a)	2,776	196,791
Laboratory Corp. of America Holdings (a)	1,716	215,959
McKesson Corp.	738	106,132
UnitedHealth Group, Inc.	3,675	581,826
		1,483,148
Health Care Technology - 0.4%
Cerner Corp. (a)	4,955	246,660
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	3,473	486,602
Waters Corp. (a)	878	118,152
		604,754
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	810	45,716
Eli Lilly & Co.	5,983	401,579
Merck & Co., Inc.	6,481	396,572
Novartis AG sponsored ADR	3,389	233,028
Novo Nordisk A/S Series B sponsored ADR	9,966	334,858
		1,411,753

TOTAL HEALTH CARE		7,678,861

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,262	221,292
Lockheed Martin Corp.	610	161,803
Northrop Grumman Corp.	2,587	645,845
Orbital ATK, Inc.	643	54,867
Spirit AeroSystems Holdings, Inc. Class A	1,700	99,025
Textron, Inc.	3,297	151,761
United Technologies Corp.	1,788	192,603
		1,527,196
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	6,949	366,490
FedEx Corp.	746	142,986
United Parcel Service, Inc. Class B	2,967	343,935
		853,411
Airlines - 0.7%
Copa Holdings SA Class A	981	87,181
Delta Air Lines, Inc.	5,143	247,790
JetBlue Airways Corp. (a)	4,009	80,541
		415,512
Building Products - 0.9%
Lennox International, Inc.	447	66,455
Owens Corning	8,547	439,145
		505,600
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	660	119,533
Machinery - 1.1%
Deere & Co.	2,989	299,498
Ingersoll-Rand PLC	3,325	247,846
Oshkosh Corp.	1,640	114,800
		662,144
Road & Rail - 0.3%
Union Pacific Corp.	1,537	155,744
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	3,097	121,526
United Rentals, Inc. (a)	2,004	202,624
		324,150

TOTAL INDUSTRIALS		4,563,290

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	25,336	755,520
Juniper Networks, Inc.	8,145	224,313
		979,833
Internet Software & Services - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,106	574,086
Alphabet, Inc.:
Class A (a)	1,487	1,153,734
Class C (a)	1,626	1,232,573
Dropbox, Inc. (a)(b)	1,441	18,330
eBay, Inc. (a)	8,090	224,983
Facebook, Inc. Class A (a)	17,850	2,113,797
SurveyMonkey (a)(b)	1,159	13,201
		5,330,704
IT Services - 6.1%
Accenture PLC Class A	2,224	265,612
Alliance Data Systems Corp.	315	72,066
Amdocs Ltd.	1,756	103,551
Automatic Data Processing, Inc.	1,166	111,959
Cognizant Technology Solutions Corp. Class A (a)	3,761	207,156
Fiserv, Inc. (a)	2,004	209,658
FleetCor Technologies, Inc. (a)	2,262	337,807
Gartner, Inc. (a)	1,484	152,585
Global Payments, Inc.	4,192	287,362
IBM Corp.	1,161	188,337
Leidos Holdings, Inc.	2,285	116,992
MasterCard, Inc. Class A	2,367	241,907
Vantiv, Inc. (a)	4,760	268,607
Visa, Inc. Class A	12,168	940,830
		3,504,429
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	794	58,947
Applied Materials, Inc.	11,275	363,055
Broadcom Ltd.	704	120,025
Intel Corp.	8,589	298,038
Lam Research Corp.	2,345	248,617
NVIDIA Corp.	5,286	487,369
Qualcomm, Inc.	7,833	533,662
Texas Instruments, Inc.	1,794	132,630
		2,242,343
Software - 7.0%
Activision Blizzard, Inc.	3,150	115,322
Adobe Systems, Inc. (a)	2,251	231,425
Autodesk, Inc. (a)	4,955	359,783
Electronic Arts, Inc. (a)	6,354	503,491
Intuit, Inc.	2,306	262,146
Microsoft Corp.	31,283	1,885,114
Oracle Corp.	12,795	514,231
Synopsys, Inc. (a)	3,420	206,842
		4,078,354
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	14,663	1,620,555
NCR Corp. (a)	3,962	153,528
NetApp, Inc.	2,962	108,291
		1,882,374

TOTAL INFORMATION TECHNOLOGY		18,018,037

MATERIALS - 2.7%
Chemicals - 1.6%
LyondellBasell Industries NV Class A	5,580	503,986
Monsanto Co.	2,418	248,353
Sherwin-Williams Co.	743	199,622
		951,961
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	5,595	102,780
Metals & Mining - 0.9%
Newmont Mining Corp.	5,524	179,199
Steel Dynamics, Inc.	8,891	315,453
		494,652

TOTAL MATERIALS		1,549,393

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Digital Realty Trust, Inc.	1,110	102,486
Equity Lifestyle Properties, Inc.	1,087	75,470
Extra Space Storage, Inc.	785	55,076
Simon Property Group, Inc.	498	89,466
		322,498
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	2,382	57,525

TOTAL REAL ESTATE		380,023

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,894	111,795
Verizon Communications, Inc.	8,979	448,052
		559,847
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	7,199	82,429
TOTAL COMMON STOCKS
(Cost $36,639,133)		48,257,094

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	144	1,832
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Flipkart Series D (a)(b)	365	19,027
TOTAL PREFERRED STOCKS
(Cost $9,679)		20,859

Equity Funds - 10.6%
Large Growth Funds - 10.6%
Fidelity Blue Chip Growth Fund (c)	44,507	3,056,303
Fidelity SAI U.S. Quality Index Fund(c)	282,596	3,077,467
TOTAL EQUITY FUNDS
(Cost $5,819,972)		6,133,770
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.32% 12/29/16 to 1/5/17 (d)
(Cost $269,941)	$270,000	269,921
	Shares

Money Market Funds - 5.6%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $3,210,822)	3,210,822	3,210,822
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $45,949,547)		57,892,466
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(48,444)
NET ASSETS - 100%		$57,844,022

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2016	2,706,340	$22,980

The face value of futures purchased as a percentage of Net Assets is 4.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $6,079,990.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,390 or 0.1% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $132,961.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
Flipkart Series D	10/4/13	$8,376
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$--	$2,948,770	$44,250	$4,007	$3,056,303
Fidelity SAI U.S. Quality Index Fund	--	2,914,718	--	14,024	3,077,467
Total	$--	$5,863,488	$44,250	$18,031	$6,133,770

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,473,031	$8,454,004	$--	$19,027
Consumer Staples	4,844,156	4,844,156	--	--
Energy	366,791	366,791	--	--
Financials	1,760,263	1,760,263	--	--
Health Care	7,678,861	7,678,861	--	--
Industrials	4,563,290	4,563,290	--	--
Information Technology	18,019,869	17,986,506	--	33,363
Materials	1,549,393	1,549,393	--	--
Real Estate	380,023	380,023	--	--
Telecommunication Services	559,847	559,847	--	--
Utilities	82,429	82,429	--	--
Equity Funds	6,133,770	6,133,770	--	--
Other Short-Term Investments	269,921	--	269,921	--
Money Market Funds	3,210,822	3,210,822	--	--
Total Investments in Securities:	$57,892,466	$57,570,155	$269,921	$52,390
Derivative Instruments:
Assets
Futures Contracts	$22,980	$22,980	$--	$--
Total Assets	$22,980	$22,980	$--	$--
Total Derivative Instruments:	$22,980	$22,980	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,980	$0
Total Equity Risk	22,980	0
Total Value of Derivatives	$22,980	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $40,129,575)	$51,758,696
Affiliated issuers (cost $5,819,972)	6,133,770
Total Investments (cost $45,949,547)		$57,892,466
Cash		857
Receivable for investments sold		174,082
Receivable for fund shares sold		14,199
Dividends receivable		73,434
Prepaid expenses		129
Other receivables		855
Total assets		58,156,022
Liabilities
Payable for investments purchased	$213,989
Payable for fund shares redeemed	9,890
Accrued management fee	22,476
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	27,040
Other affiliated payables	5,832
Other payables and accrued expenses	32,748
Total liabilities		312,000
Net Assets		$57,844,022
Net Assets consist of:
Paid in capital		$41,198,242
Undistributed net investment income		124,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,555,534
Net unrealized appreciation (depreciation) on investments		11,965,899
Net Assets		$57,844,022
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($54,887,728 ÷ 4,247,995 shares)		$12.92
Class F:
Net Asset Value, offering price and redemption price per share ($2,717,064 ÷ 210,266 shares)		$12.92
Class L:
Net Asset Value, offering price and redemption price per share ($120,068 ÷ 9,299 shares)		$12.91
Class N:
Net Asset Value, offering price and redemption price per share ($119,162 ÷ 9,243 shares)		$12.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$357,885
Affiliated issuers		18,031
Interest		2,883
Total income		378,799
Expenses
Management fee	$136,942
Transfer agent fees	24,691
Distribution and service plan fees	154
Accounting fees and expenses	11,548
Custodian fees and expenses	8,889
Independent trustees' fees and expenses	368
Registration fees	38,228
Audit	31,972
Legal	1,181
Miscellaneous	1,882
Total expenses before reductions	255,855
Expense reductions	(1,427)	254,428
Net investment income (loss)		124,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,197,472
Affiliated issuers	739
Foreign currency transactions	227
Futures contracts	531,605
Realized gain distributions from underlying funds:
Affiliated issuers	47,557
Total net realized gain (loss)		4,777,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,923,844)
Assets and liabilities in foreign currencies	(95)
Futures contracts	(55,692)
Total change in net unrealized appreciation (depreciation)		(2,979,631)
Net gain (loss)		1,797,969
Net increase (decrease) in net assets resulting from operations		$1,922,340

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,371	$292,540
Net realized gain (loss)	4,777,600	4,083,861
Change in net unrealized appreciation (depreciation)	(2,979,631)	(4,809,668)
Net increase (decrease) in net assets resulting from operations	1,922,340	(433,267)
Distributions to shareholders from net investment income	(152,285)	(250,913)
Distributions to shareholders from net realized gain	(2,865,448)	(3,437,178)
Total distributions	(3,017,733)	(3,688,091)
Share transactions - net increase (decrease)	295,865	(2,366,614)
Total increase (decrease) in net assets	(799,528)	(6,487,972)
Net Assets
Beginning of period	58,643,550	65,131,522
End of period	$57,844,022	$58,643,550
Other Information
Undistributed net investment income end of period	$124,347	$152,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$14.04	$14.73	$12.70	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06	.05	.08	.07	.02
Net realized and unrealized gain (loss)	.40C	(.16)	1.71	2.74	2.22	.46
Total from investment operations	.43	(.10)	1.76	2.82	2.29	.48
Distributions from net investment income	(.03)	(.05)	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.73)	–	–
Total distributions	(.68)D	(.77)	(2.45)E	(.79)F	(.06)	(.01)
Net asset value, end of period	$12.92	$13.17	$14.04	$14.73	$12.70	$10.47
Total ReturnG,H	3.30%C	(.66)%	13.15%	22.94%	21.97%	4.83%
Ratios to Average Net AssetsI
Expenses before reductions	.86%J	.82%	.84%	.83%	.87%	.91%J
Expenses net of fee waivers, if any	.86%J	.82%	.84%	.80%	.87%	.91%J
Expenses net of all reductions	.86%J	.82%	.84%	.80%	.87%	.91%J
Net investment income (loss)	.41%J	.46%	.39%	.55%	.60%	.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$54,888	$55,948	$62,615	$65,731	$64,621	$52,717
Portfolio turnover rateK	78%J	46%	46%	51%	65%	50%J

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.24%.

 D Total distributions of $.68 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.644 per share.

 E Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 F Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$14.04	$14.73	$12.70	$11.31
Income from Investment Operations
Net investment income (loss)B	.03	.07	.07	.09	.03
Net realized and unrealized gain (loss)	.40C	(.15)	1.70	2.75	1.41
Total from investment operations	.43	(.08)	1.77	2.84	1.44
Distributions from net investment income	(.04)	(.07)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.68)	(.79)	(2.46)	(.81)	(.05)
Net asset value, end of period	$12.92	$13.17	$14.04	$14.73	$12.70
Total ReturnD,E	3.35%C	(.56)%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsF
Expenses before reductions	.78%G	.72%	.74%	.74%	.72%G
Expenses net of fee waivers, if any	.74%G	.72%	.74%	.69%	.72%G
Expenses net of all reductions	.74%G	.72%	.74%	.69%	.72%G
Net investment income (loss)	.54%G	.55%	.48%	.66%	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,717	$2,451	$2,269	$1,286	$256
Portfolio turnover rateH	78%G	46%	46%	51%	65%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.29%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.03	.06	.05	.05
Net realized and unrealized gain (loss)	.40C	(.15)	1.71	1.22
Total from investment operations	.43	(.09)	1.76	1.27
Distributions from net investment income	(.04)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.46)
Total distributions	(.68)	(.78)D	(2.45)	(.51)
Net asset value, end of period	$12.91	$13.16	$14.03	$14.72
Total ReturnE,F	3.31%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsG
Expenses before reductions	.86%H	.82%	.84%	.85%H
Expenses net of fee waivers, if any	.86%H	.82%	.84%	.85%H
Expenses net of all reductions	.86%H	.82%	.84%	.85%H
Net investment income (loss)	.42%H	.46%	.39%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$123	$124	$109
Portfolio turnover rateI	78%H	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.25%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.03	.02	.03
Net realized and unrealized gain (loss)	.40C	(.15)	1.70	1.23
Total from investment operations	.41	(.12)	1.72	1.26
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.46)
Total distributions	(.67)D	(.74)	(2.42)E	(.51)
Net asset value, end of period	$12.89	$13.15	$14.01	$14.71
Total ReturnF,G	3.14%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsH
Expenses before reductions	1.11%I	1.07%	1.09%	1.10%I
Expenses net of fee waivers, if any	1.11%I	1.07%	1.09%	1.10%I
Expenses net of all reductions	1.11%I	1.06%	1.09%	1.10%I
Net investment income (loss)	.17%I	.21%	.14%	.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$122	$123	$109
Portfolio turnover rateJ	78%I	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.08%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.644 per share.

 E Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$13,033,186
Gross unrealized depreciation	(1,207,531)
Net unrealized appreciation (depreciation) on securities	$11,825,655
Tax cost	$46,066,811

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $531,605 and a change in net unrealized appreciation (depreciation) of $(55,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $20,634,109 and $23,335,989, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc. and Waddell & Reed Investment Management Co. (Waddell & Reed)(through June 28, 2016) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$154	$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$24,585.09
Class L	53.09
Class N	53.09
	$24,691

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund $37,297 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Class F	.80%(a)	.81%(b)	$455

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $972 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Growth Multi-Manager	$144,377	$238,634
Class F	7,377	11,626
Class L	327	475
Class N	204	178
Total	$152,285	$250,913
From net realized gain
Growth Multi-Manager	$2,734,677	$3,295,885
Class F	118,776	128,412
Class L	6,013	6,450
Class N	5,982	6,431
Total	$2,865,448	$3,437,178

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Growth Multi-Manager
Shares sold	31,848	156,433	$410,611	$2,082,156
Reinvestment of distributions	225,102	265,932	2,879,054	3,534,519
Shares redeemed	(256,559)	(635,319)	(3,303,091)	(8,317,006)
Net increase (decrease)	391	(212,954)	$(13,426)	$(2,700,331)
Class F
Shares sold	40,170	73,922	$520,063	$973,407
Reinvestment of distributions	9,863	10,546	126,153	140,038
Shares redeemed	(25,823)	(60,042)	(335,764)	(793,262)
Net increase (decrease)	24,210	24,426	$310,452	$320,183
Class L
Reinvestment of distributions	496	522	$6,340	$6,925
Shares redeemed	(534)	–	(6,870)	–
Net increase (decrease)	(38)	522	$(530)	$6,925
Class N
Reinvestment of distributions	484	498	$6,186	$6,609
Shares redeemed	(531)	–	(6,817)	–
Net increase (decrease)	(47)	498	$(631)	$6,609

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Growth Multi-Manager	.86%
Actual		$1,000.00	$1,033.00	$4.38
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class F	.74%
Actual		$1,000.00	$1,033.50	$3.77
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class L	.86%
Actual		$1,000.00	$1,033.10	$4.38
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class N	1.11%
Actual		$1,000.00	$1,031.40	$5.65
Hypothetical-C		$1,000.00	$1,019.50	$5.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), Loomis Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, FIAM, Loomis Sayles, MFS, MSIM, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that the retail class had out-performed 56% and 66% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2c

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Growth Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	58,743,710.84	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	58,743,710.84	100.000

PROPOSAL 4b

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Growth Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	58,743,710.84	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	58,743,710.84	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMG-SANN-0117
1.931556.105

Strategic Advisers® Growth Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity SAI U.S. Quality Index Fund	5.3	0.0
Fidelity Blue Chip Growth Fund	5.3	0.0
Facebook, Inc. Class A	3.7	3.8
Amazon.com, Inc.	3.6	3.9
Microsoft Corp.	3.3	2.2
Apple, Inc.	2.8	3.1
Alphabet, Inc. Class C	2.1	2.2
Alphabet, Inc. Class A	2.0	2.4
Visa, Inc. Class A	1.6	2.7
Comcast Corp. Class A	1.5	1.6
	31.2

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	33.0
Consumer Discretionary	14.6	18.6
Health Care	13.3	15.5
Consumer Staples	8.4	10.1
Industrials	7.9	8.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	83.4%
Large Growth Funds	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

As of May 31, 2016
Common Stocks	95.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.9%
Lear Corp.	3,002	$388,789
The Goodyear Tire & Rubber Co.	4,291	131,691
		520,480
Automobiles - 0.3%
Thor Industries, Inc.	1,760	177,003
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	2,031	107,866
Carnival Corp. unit	4,026	206,977
Domino's Pizza, Inc.	2,176	365,655
Marriott International, Inc. Class A	998	78,622
McDonald's Corp.	274	32,680
Wyndham Worldwide Corp.	2,131	153,411
Yum China Holdings, Inc. (a)	4,979	140,009
Yum! Brands, Inc.	6,161	390,546
		1,475,766
Household Durables - 0.6%
D.R. Horton, Inc.	7,513	208,260
Mohawk Industries, Inc. (a)	563	111,159
Tupperware Brands Corp.	724	40,139
		359,558
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	2,774	2,082,081
Priceline Group, Inc. (a)	160	240,589
		2,322,670
Media - 2.5%
Charter Communications, Inc. Class A (a)	1,077	296,509
Comcast Corp. Class A	12,266	852,610
The Walt Disney Co.	2,870	284,474
		1,433,593
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,557	137,265
Specialty Retail - 3.0%
AutoZone, Inc. (a)	383	299,958
Dick's Sporting Goods, Inc.	3,145	185,775
Foot Locker, Inc.	2,888	206,983
Gap, Inc.	5,062	126,398
Home Depot, Inc.	4,091	529,375
Lowe's Companies, Inc.	1,304	91,997
Ross Stores, Inc.	2,155	145,656
Urban Outfitters, Inc. (a)	4,032	127,411
		1,713,553
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	3,266	186,129
Michael Kors Holdings Ltd. (a)	2,753	127,987
		314,116

TOTAL CONSUMER DISCRETIONARY		8,454,004

CONSUMER STAPLES - 8.4%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.)	1,127	170,335
Molson Coors Brewing Co. Class B	2,142	209,980
Monster Beverage Corp. (a)	10,359	463,565
PepsiCo, Inc.	4,111	411,511
The Coca-Cola Co.	10,082	406,809
		1,662,200
Food & Staples Retailing - 1.2%
CVS Health Corp.	4,604	354,002
Sysco Corp.	1,690	89,993
Wal-Mart Stores, Inc.	3,810	268,338
		712,333
Food Products - 2.3%
Archer Daniels Midland Co.	4,975	215,069
Danone SA sponsored ADR	29,945	374,073
Ingredion, Inc.	1,210	142,030
Mondelez International, Inc.	3,513	144,876
Pilgrim's Pride Corp.	3,115	54,855
Pinnacle Foods, Inc.	2,760	136,786
The J.M. Smucker Co.	1,336	168,269
Tyson Foods, Inc. Class A	1,976	112,257
		1,348,215
Household Products - 0.7%
Procter & Gamble Co.	4,631	381,872
Personal Products - 0.5%
Coty, Inc. Class A	5,928	110,913
Estee Lauder Companies, Inc. Class A	2,312	179,642
		290,555
Tobacco - 0.8%
Altria Group, Inc.	3,730	238,459
Philip Morris International, Inc.	1,873	165,348
Reynolds American, Inc.	835	45,174
		448,981

TOTAL CONSUMER STAPLES		4,844,156

ENERGY - 0.6%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	3,704	311,321
Oil, Gas & Consumable Fuels - 0.1%
Parsley Energy, Inc. Class A (a)	1,454	55,470

TOTAL ENERGY		366,791

FINANCIALS - 3.0%
Banks - 0.4%
Bank of America Corp.	10,783	227,737
Capital Markets - 1.5%
Bank of New York Mellon Corp.	5,955	282,386
FactSet Research Systems, Inc.	1,393	223,117
Greenhill & Co., Inc.	180	4,986
SEI Investments Co.	7,207	340,026
		850,515
Consumer Finance - 0.6%
American Express Co.	2,397	172,680
Discover Financial Services	2,871	194,568
		367,248
Insurance - 0.5%
MetLife, Inc.	3,094	170,201
Prudential Financial, Inc.	1,437	144,562
		314,763

TOTAL FINANCIALS		1,760,263

HEALTH CARE - 13.3%
Biotechnology - 4.5%
AbbVie, Inc.	3,647	221,738
Alexion Pharmaceuticals, Inc. (a)	283	34,693
Amgen, Inc.	5,108	735,910
Biogen, Inc. (a)	734	215,847
Celgene Corp. (a)	4,486	531,636
Gilead Sciences, Inc.	7,728	569,554
Regeneron Pharmaceuticals, Inc. (a)	723	274,191
		2,583,569
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. (a)	5,486	454,515
Hologic, Inc. (a)	4,206	161,006
Medtronic PLC	2,098	153,175
Stryker Corp.	978	111,159
The Cooper Companies, Inc.	1,135	186,696
Varian Medical Systems, Inc. (a)	3,144	282,426
		1,348,977
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,389	181,737
Express Scripts Holding Co. (a)	2,645	200,703
HCA Holdings, Inc. (a)	2,776	196,791
Laboratory Corp. of America Holdings (a)	1,716	215,959
McKesson Corp.	738	106,132
UnitedHealth Group, Inc.	3,675	581,826
		1,483,148
Health Care Technology - 0.4%
Cerner Corp. (a)	4,955	246,660
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	3,473	486,602
Waters Corp. (a)	878	118,152
		604,754
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	810	45,716
Eli Lilly & Co.	5,983	401,579
Merck & Co., Inc.	6,481	396,572
Novartis AG sponsored ADR	3,389	233,028
Novo Nordisk A/S Series B sponsored ADR	9,966	334,858
		1,411,753

TOTAL HEALTH CARE		7,678,861

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,262	221,292
Lockheed Martin Corp.	610	161,803
Northrop Grumman Corp.	2,587	645,845
Orbital ATK, Inc.	643	54,867
Spirit AeroSystems Holdings, Inc. Class A	1,700	99,025
Textron, Inc.	3,297	151,761
United Technologies Corp.	1,788	192,603
		1,527,196
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	6,949	366,490
FedEx Corp.	746	142,986
United Parcel Service, Inc. Class B	2,967	343,935
		853,411
Airlines - 0.7%
Copa Holdings SA Class A	981	87,181
Delta Air Lines, Inc.	5,143	247,790
JetBlue Airways Corp. (a)	4,009	80,541
		415,512
Building Products - 0.9%
Lennox International, Inc.	447	66,455
Owens Corning	8,547	439,145
		505,600
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	660	119,533
Machinery - 1.1%
Deere & Co.	2,989	299,498
Ingersoll-Rand PLC	3,325	247,846
Oshkosh Corp.	1,640	114,800
		662,144
Road & Rail - 0.3%
Union Pacific Corp.	1,537	155,744
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	3,097	121,526
United Rentals, Inc. (a)	2,004	202,624
		324,150

TOTAL INDUSTRIALS		4,563,290

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	25,336	755,520
Juniper Networks, Inc.	8,145	224,313
		979,833
Internet Software & Services - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,106	574,086
Alphabet, Inc.:
Class A (a)	1,487	1,153,734
Class C (a)	1,626	1,232,573
Dropbox, Inc. (a)(b)	1,441	18,330
eBay, Inc. (a)	8,090	224,983
Facebook, Inc. Class A (a)	17,850	2,113,797
SurveyMonkey (a)(b)	1,159	13,201
		5,330,704
IT Services - 6.1%
Accenture PLC Class A	2,224	265,612
Alliance Data Systems Corp.	315	72,066
Amdocs Ltd.	1,756	103,551
Automatic Data Processing, Inc.	1,166	111,959
Cognizant Technology Solutions Corp. Class A (a)	3,761	207,156
Fiserv, Inc. (a)	2,004	209,658
FleetCor Technologies, Inc. (a)	2,262	337,807
Gartner, Inc. (a)	1,484	152,585
Global Payments, Inc.	4,192	287,362
IBM Corp.	1,161	188,337
Leidos Holdings, Inc.	2,285	116,992
MasterCard, Inc. Class A	2,367	241,907
Vantiv, Inc. (a)	4,760	268,607
Visa, Inc. Class A	12,168	940,830
		3,504,429
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	794	58,947
Applied Materials, Inc.	11,275	363,055
Broadcom Ltd.	704	120,025
Intel Corp.	8,589	298,038
Lam Research Corp.	2,345	248,617
NVIDIA Corp.	5,286	487,369
Qualcomm, Inc.	7,833	533,662
Texas Instruments, Inc.	1,794	132,630
		2,242,343
Software - 7.0%
Activision Blizzard, Inc.	3,150	115,322
Adobe Systems, Inc. (a)	2,251	231,425
Autodesk, Inc. (a)	4,955	359,783
Electronic Arts, Inc. (a)	6,354	503,491
Intuit, Inc.	2,306	262,146
Microsoft Corp.	31,283	1,885,114
Oracle Corp.	12,795	514,231
Synopsys, Inc. (a)	3,420	206,842
		4,078,354
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	14,663	1,620,555
NCR Corp. (a)	3,962	153,528
NetApp, Inc.	2,962	108,291
		1,882,374

TOTAL INFORMATION TECHNOLOGY		18,018,037

MATERIALS - 2.7%
Chemicals - 1.6%
LyondellBasell Industries NV Class A	5,580	503,986
Monsanto Co.	2,418	248,353
Sherwin-Williams Co.	743	199,622
		951,961
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	5,595	102,780
Metals & Mining - 0.9%
Newmont Mining Corp.	5,524	179,199
Steel Dynamics, Inc.	8,891	315,453
		494,652

TOTAL MATERIALS		1,549,393

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Digital Realty Trust, Inc.	1,110	102,486
Equity Lifestyle Properties, Inc.	1,087	75,470
Extra Space Storage, Inc.	785	55,076
Simon Property Group, Inc.	498	89,466
		322,498
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	2,382	57,525

TOTAL REAL ESTATE		380,023

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,894	111,795
Verizon Communications, Inc.	8,979	448,052
		559,847
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	7,199	82,429
TOTAL COMMON STOCKS
(Cost $36,639,133)		48,257,094

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	144	1,832
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Flipkart Series D (a)(b)	365	19,027
TOTAL PREFERRED STOCKS
(Cost $9,679)		20,859

Equity Funds - 10.6%
Large Growth Funds - 10.6%
Fidelity Blue Chip Growth Fund (c)	44,507	3,056,303
Fidelity SAI U.S. Quality Index Fund(c)	282,596	3,077,467
TOTAL EQUITY FUNDS
(Cost $5,819,972)		6,133,770
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.32% 12/29/16 to 1/5/17 (d)
(Cost $269,941)	$270,000	269,921
	Shares

Money Market Funds - 5.6%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $3,210,822)	3,210,822	3,210,822
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $45,949,547)		57,892,466
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(48,444)
NET ASSETS - 100%		$57,844,022

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2016	2,706,340	$22,980

The face value of futures purchased as a percentage of Net Assets is 4.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $6,079,990.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,390 or 0.1% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $132,961.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
Flipkart Series D	10/4/13	$8,376
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$--	$2,948,770	$44,250	$4,007	$3,056,303
Fidelity SAI U.S. Quality Index Fund	--	2,914,718	--	14,024	3,077,467
Total	$--	$5,863,488	$44,250	$18,031	$6,133,770

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,473,031	$8,454,004	$--	$19,027
Consumer Staples	4,844,156	4,844,156	--	--
Energy	366,791	366,791	--	--
Financials	1,760,263	1,760,263	--	--
Health Care	7,678,861	7,678,861	--	--
Industrials	4,563,290	4,563,290	--	--
Information Technology	18,019,869	17,986,506	--	33,363
Materials	1,549,393	1,549,393	--	--
Real Estate	380,023	380,023	--	--
Telecommunication Services	559,847	559,847	--	--
Utilities	82,429	82,429	--	--
Equity Funds	6,133,770	6,133,770	--	--
Other Short-Term Investments	269,921	--	269,921	--
Money Market Funds	3,210,822	3,210,822	--	--
Total Investments in Securities:	$57,892,466	$57,570,155	$269,921	$52,390
Derivative Instruments:
Assets
Futures Contracts	$22,980	$22,980	$--	$--
Total Assets	$22,980	$22,980	$--	$--
Total Derivative Instruments:	$22,980	$22,980	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,980	$0
Total Equity Risk	22,980	0
Total Value of Derivatives	$22,980	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $40,129,575)	$51,758,696
Affiliated issuers (cost $5,819,972)	6,133,770
Total Investments (cost $45,949,547)		$57,892,466
Cash		857
Receivable for investments sold		174,082
Receivable for fund shares sold		14,199
Dividends receivable		73,434
Prepaid expenses		129
Other receivables		855
Total assets		58,156,022
Liabilities
Payable for investments purchased	$213,989
Payable for fund shares redeemed	9,890
Accrued management fee	22,476
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	27,040
Other affiliated payables	5,832
Other payables and accrued expenses	32,748
Total liabilities		312,000
Net Assets		$57,844,022
Net Assets consist of:
Paid in capital		$41,198,242
Undistributed net investment income		124,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,555,534
Net unrealized appreciation (depreciation) on investments		11,965,899
Net Assets		$57,844,022
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($54,887,728 ÷ 4,247,995 shares)		$12.92
Class F:
Net Asset Value, offering price and redemption price per share ($2,717,064 ÷ 210,266 shares)		$12.92
Class L:
Net Asset Value, offering price and redemption price per share ($120,068 ÷ 9,299 shares)		$12.91
Class N:
Net Asset Value, offering price and redemption price per share ($119,162 ÷ 9,243 shares)		$12.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$357,885
Affiliated issuers		18,031
Interest		2,883
Total income		378,799
Expenses
Management fee	$136,942
Transfer agent fees	24,691
Distribution and service plan fees	154
Accounting fees and expenses	11,548
Custodian fees and expenses	8,889
Independent trustees' fees and expenses	368
Registration fees	38,228
Audit	31,972
Legal	1,181
Miscellaneous	1,882
Total expenses before reductions	255,855
Expense reductions	(1,427)	254,428
Net investment income (loss)		124,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,197,472
Affiliated issuers	739
Foreign currency transactions	227
Futures contracts	531,605
Realized gain distributions from underlying funds:
Affiliated issuers	47,557
Total net realized gain (loss)		4,777,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,923,844)
Assets and liabilities in foreign currencies	(95)
Futures contracts	(55,692)
Total change in net unrealized appreciation (depreciation)		(2,979,631)
Net gain (loss)		1,797,969
Net increase (decrease) in net assets resulting from operations		$1,922,340

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,371	$292,540
Net realized gain (loss)	4,777,600	4,083,861
Change in net unrealized appreciation (depreciation)	(2,979,631)	(4,809,668)
Net increase (decrease) in net assets resulting from operations	1,922,340	(433,267)
Distributions to shareholders from net investment income	(152,285)	(250,913)
Distributions to shareholders from net realized gain	(2,865,448)	(3,437,178)
Total distributions	(3,017,733)	(3,688,091)
Share transactions - net increase (decrease)	295,865	(2,366,614)
Total increase (decrease) in net assets	(799,528)	(6,487,972)
Net Assets
Beginning of period	58,643,550	65,131,522
End of period	$57,844,022	$58,643,550
Other Information
Undistributed net investment income end of period	$124,347	$152,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$14.04	$14.73	$12.70	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06	.05	.08	.07	.02
Net realized and unrealized gain (loss)	.40C	(.16)	1.71	2.74	2.22	.46
Total from investment operations	.43	(.10)	1.76	2.82	2.29	.48
Distributions from net investment income	(.03)	(.05)	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.73)	–	–
Total distributions	(.68)D	(.77)	(2.45)E	(.79)F	(.06)	(.01)
Net asset value, end of period	$12.92	$13.17	$14.04	$14.73	$12.70	$10.47
Total ReturnG,H	3.30%C	(.66)%	13.15%	22.94%	21.97%	4.83%
Ratios to Average Net AssetsI
Expenses before reductions	.86%J	.82%	.84%	.83%	.87%	.91%J
Expenses net of fee waivers, if any	.86%J	.82%	.84%	.80%	.87%	.91%J
Expenses net of all reductions	.86%J	.82%	.84%	.80%	.87%	.91%J
Net investment income (loss)	.41%J	.46%	.39%	.55%	.60%	.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$54,888	$55,948	$62,615	$65,731	$64,621	$52,717
Portfolio turnover rateK	78%J	46%	46%	51%	65%	50%J

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.24%.

 D Total distributions of $.68 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.644 per share.

 E Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 F Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$14.04	$14.73	$12.70	$11.31
Income from Investment Operations
Net investment income (loss)B	.03	.07	.07	.09	.03
Net realized and unrealized gain (loss)	.40C	(.15)	1.70	2.75	1.41
Total from investment operations	.43	(.08)	1.77	2.84	1.44
Distributions from net investment income	(.04)	(.07)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.68)	(.79)	(2.46)	(.81)	(.05)
Net asset value, end of period	$12.92	$13.17	$14.04	$14.73	$12.70
Total ReturnD,E	3.35%C	(.56)%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsF
Expenses before reductions	.78%G	.72%	.74%	.74%	.72%G
Expenses net of fee waivers, if any	.74%G	.72%	.74%	.69%	.72%G
Expenses net of all reductions	.74%G	.72%	.74%	.69%	.72%G
Net investment income (loss)	.54%G	.55%	.48%	.66%	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,717	$2,451	$2,269	$1,286	$256
Portfolio turnover rateH	78%G	46%	46%	51%	65%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.29%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.03	.06	.05	.05
Net realized and unrealized gain (loss)	.40C	(.15)	1.71	1.22
Total from investment operations	.43	(.09)	1.76	1.27
Distributions from net investment income	(.04)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.46)
Total distributions	(.68)	(.78)D	(2.45)	(.51)
Net asset value, end of period	$12.91	$13.16	$14.03	$14.72
Total ReturnE,F	3.31%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsG
Expenses before reductions	.86%H	.82%	.84%	.85%H
Expenses net of fee waivers, if any	.86%H	.82%	.84%	.85%H
Expenses net of all reductions	.86%H	.82%	.84%	.85%H
Net investment income (loss)	.42%H	.46%	.39%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$123	$124	$109
Portfolio turnover rateI	78%H	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.25%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.03	.02	.03
Net realized and unrealized gain (loss)	.40C	(.15)	1.70	1.23
Total from investment operations	.41	(.12)	1.72	1.26
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.46)
Total distributions	(.67)D	(.74)	(2.42)E	(.51)
Net asset value, end of period	$12.89	$13.15	$14.01	$14.71
Total ReturnF,G	3.14%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsH
Expenses before reductions	1.11%I	1.07%	1.09%	1.10%I
Expenses net of fee waivers, if any	1.11%I	1.07%	1.09%	1.10%I
Expenses net of all reductions	1.11%I	1.06%	1.09%	1.10%I
Net investment income (loss)	.17%I	.21%	.14%	.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$122	$123	$109
Portfolio turnover rateJ	78%I	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.08%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.644 per share.

 E Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$13,033,186
Gross unrealized depreciation	(1,207,531)
Net unrealized appreciation (depreciation) on securities	$11,825,655
Tax cost	$46,066,811

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $531,605 and a change in net unrealized appreciation (depreciation) of $(55,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $20,634,109 and $23,335,989, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc. and Waddell & Reed Investment Management Co. (Waddell & Reed)(through June 28, 2016) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$154	$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$24,585.09
Class L	53.09
Class N	53.09
	$24,691

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund $37,297 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Class F	.80%(a)	.81%(b)	$455

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $972 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Growth Multi-Manager	$144,377	$238,634
Class F	7,377	11,626
Class L	327	475
Class N	204	178
Total	$152,285	$250,913
From net realized gain
Growth Multi-Manager	$2,734,677	$3,295,885
Class F	118,776	128,412
Class L	6,013	6,450
Class N	5,982	6,431
Total	$2,865,448	$3,437,178

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Growth Multi-Manager
Shares sold	31,848	156,433	$410,611	$2,082,156
Reinvestment of distributions	225,102	265,932	2,879,054	3,534,519
Shares redeemed	(256,559)	(635,319)	(3,303,091)	(8,317,006)
Net increase (decrease)	391	(212,954)	$(13,426)	$(2,700,331)
Class F
Shares sold	40,170	73,922	$520,063	$973,407
Reinvestment of distributions	9,863	10,546	126,153	140,038
Shares redeemed	(25,823)	(60,042)	(335,764)	(793,262)
Net increase (decrease)	24,210	24,426	$310,452	$320,183
Class L
Reinvestment of distributions	496	522	$6,340	$6,925
Shares redeemed	(534)	–	(6,870)	–
Net increase (decrease)	(38)	522	$(530)	$6,925
Class N
Reinvestment of distributions	484	498	$6,186	$6,609
Shares redeemed	(531)	–	(6,817)	–
Net increase (decrease)	(47)	498	$(631)	$6,609

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Growth Multi-Manager	.86%
Actual		$1,000.00	$1,033.00	$4.38
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class F	.74%
Actual		$1,000.00	$1,033.50	$3.77
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class L	.86%
Actual		$1,000.00	$1,033.10	$4.38
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class N	1.11%
Actual		$1,000.00	$1,031.40	$5.65
Hypothetical-C		$1,000.00	$1,019.50	$5.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), Loomis Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, FIAM, Loomis Sayles, MFS, MSIM, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that the retail class had out-performed 56% and 66% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2c

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Growth Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	58,743,710.84	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	58,743,710.84	100.000

PROPOSAL 4b

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Growth Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	58,743,710.84	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	58,743,710.84	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMG-L-MMG-N-SANN-0117
1.9585627.103

Strategic Advisers® Core Multi-Manager Fund Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.8	3.5
U.S. Bancorp(a)	2.8	2.4
Honeywell International, Inc.	2.4	1.7
Microsoft Corp.	2.2	2.2
Apple, Inc.	2.1	2.1
Bank of America Corp.(a)	1.9	1.0
Pfizer, Inc.	1.7	1.5
Comcast Corp. Class A	1.7	2.0
General Electric Co.(a)	1.6	1.1
PepsiCo, Inc.	1.5	1.6
	20.7

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.3	18.8
Financials	14.3	14.0
Consumer Discretionary	12.4	11.8
Health Care	11.3	13.9
Industrials	11.1	12.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	94.4%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

As of May 31, 2016
Common Stocks	93.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
Delphi Automotive PLC	1,622	$103,808
Automobiles - 0.2%
General Motors Co.	4,126	142,471
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	4,495	83,607
Las Vegas Sands Corp.	217	13,599
MGM Mirage, Inc. (a)	4,240	121,730
Red Rock Resorts, Inc.	1,380	31,630
Royal Caribbean Cruises Ltd.	1,560	126,313
Starbucks Corp.	3,591	208,170
Yum! Brands, Inc.	161	10,206
		595,255
Household Durables - 0.7%
D.R. Horton, Inc.	4,150	115,038
Harman International Industries, Inc.	491	53,701
Newell Brands, Inc.	3,460	162,655
PulteGroup, Inc.	1,942	36,626
Toll Brothers, Inc. (a)	1,193	35,384
		403,404
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	534	400,804
Priceline Group, Inc. (a)	62	93,228
		494,032
Media - 6.5%
CBS Corp. Class B	4,045	245,612
Charter Communications, Inc. Class A (a)	845	232,637
Comcast Corp. Class A	13,523	939,984
DISH Network Corp. Class A (a)	2,174	124,896
Liberty Media Corp. Liberty SiriusXM Class A (a)	3,153	114,454
MSG Network, Inc. Class A (a)	3,748	76,647
SKY PLC	8,285	80,960
The Madison Square Garden Co. (a)	2,325	403,713
The Walt Disney Co.	3,746	371,304
Time Warner, Inc.	8,908	817,933
Twenty-First Century Fox, Inc. Class A	7,461	209,729
Viacom, Inc. Class B (non-vtg.)	808	30,284
		3,648,153
Multiline Retail - 0.3%
Macy's, Inc.	1,686	71,149
Target Corp.	1,277	98,635
		169,784
Specialty Retail - 2.6%
AutoZone, Inc. (a)	130	101,813
Home Depot, Inc.	3,787	490,038
Lowe's Companies, Inc.	6,868	484,537
O'Reilly Automotive, Inc. (a)	408	111,996
TJX Companies, Inc.	3,392	265,729
		1,454,113
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	45	2,253

TOTAL CONSUMER DISCRETIONARY		7,013,273

CONSUMER STAPLES - 8.5%
Beverages - 3.5%
Coca-Cola European Partners PLC	9,005	292,302
Constellation Brands, Inc. Class A (sub. vtg.)	732	110,634
Diageo PLC	1,066	26,653
Molson Coors Brewing Co. Class B	5,708	559,555
PepsiCo, Inc.	8,705	871,371
The Coca-Cola Co.	2,359	95,186
		1,955,701
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,287	193,192
CVS Health Corp.	3,893	299,333
Kroger Co.	11,336	366,153
Walgreens Boots Alliance, Inc.	2,148	182,000
		1,040,678
Food Products - 1.4%
Mead Johnson Nutrition Co. Class A	1,133	81,678
Mondelez International, Inc.	8,124	335,034
The Hershey Co.	3,769	364,236
		780,948
Household Products - 0.7%
Kimberly-Clark Corp.	1,075	124,281
Procter & Gamble Co.	3,316	273,437
		397,718
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,351
Tobacco - 1.0%
Altria Group, Inc.	4,748	303,540
Philip Morris International, Inc.	1,120	98,874
Reynolds American, Inc.	3,443	186,266
		588,680

TOTAL CONSUMER STAPLES		4,768,076

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	183	11,772
Schlumberger Ltd.	4,896	411,509
		423,281
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	624	43,150
Apache Corp.	1,133	74,721
Cheniere Energy, Inc. (a)	1,419	57,980
Chevron Corp.	3,890	433,968
Concho Resources, Inc. (a)	1,055	150,886
ConocoPhillips Co.	2,702	131,101
Diamondback Energy, Inc. (a)	1,734	187,012
Enbridge, Inc.	6,293	264,687
EOG Resources, Inc.	5,372	550,737
EQT Corp.	2,882	201,971
Exxon Mobil Corp.	3,457	301,796
Imperial Oil Ltd.	1,513	51,800
Kinder Morgan, Inc.	4,106	91,153
Occidental Petroleum Corp.	2,848	203,233
Pioneer Natural Resources Co.	1,605	306,619
Suncor Energy, Inc.	3,761	119,776
The Williams Companies, Inc.	11,772	361,400
TransCanada Corp.	1,922	86,320
Valero Energy Corp.	1,406	86,553
		3,704,863

TOTAL ENERGY		4,128,144

FINANCIALS - 14.3%
Banks - 9.3%
Bank of America Corp. (b)	49,834	1,052,494
Citigroup, Inc. (b)	12,937	729,517
East West Bancorp, Inc.	1,672	80,055
JPMorgan Chase & Co. (b)	7,932	635,908
KeyCorp	8,287	143,448
PNC Financial Services Group, Inc.	547	60,465
Standard Chartered PLC (United Kingdom) (a)	795	6,377
SVB Financial Group (a)	569	89,919
U.S. Bancorp (b)	32,081	1,591,859
Wells Fargo & Co.	15,645	827,933
		5,217,975
Capital Markets - 2.6%
Bank of New York Mellon Corp.	3,803	180,338
Charles Schwab Corp. (b)	8,153	315,195
Goldman Sachs Group, Inc.	930	203,940
IntercontinentalExchange, Inc.	2,770	153,458
Morgan Stanley(b)	8,152	337,167
S&P Global, Inc.	1,487	176,938
State Street Corp.	1,412	111,266
		1,478,302
Consumer Finance - 0.4%
Discover Financial Services	3,074	208,325
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	2,236	352,036
Insurance - 1.4%
American International Group, Inc.	157	9,943
Aon PLC	840	95,844
Arthur J. Gallagher & Co.	1,620	81,567
Chubb Ltd.	1,344	172,032
Everest Re Group Ltd.	309	65,060
Hartford Financial Services Group, Inc.	2,624	123,643
Marsh & McLennan Companies, Inc.	459	31,813
MetLife, Inc.	4,200	231,042
		810,944

TOTAL FINANCIALS		8,067,582

HEALTH CARE - 11.3%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	834	102,240
Amgen, Inc.	366	52,730
Biogen, Inc. (a)	786	231,139
BioMarin Pharmaceutical, Inc. (a)	715	61,225
Celgene Corp. (a)	2,038	241,523
Gilead Sciences, Inc.	1,168	86,082
Intercept Pharmaceuticals, Inc. (a)	100	10,112
Regeneron Pharmaceuticals, Inc. (a)	23	8,723
Vertex Pharmaceuticals, Inc. (a)	2,060	168,117
		961,891
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	4,747	180,718
Becton, Dickinson & Co.	24	4,058
Boston Scientific Corp. (a)	10,610	217,081
Danaher Corp.	6,417	501,617
Medtronic PLC	884	64,541
Zimmer Biomet Holdings, Inc.	2,113	215,230
		1,183,245
Health Care Providers & Services - 2.1%
Aetna, Inc.	2,112	276,334
Anthem, Inc.	93	13,255
Cigna Corp.	198	26,679
Express Scripts Holding Co.(a)	322	24,433
Humana, Inc.	587	124,820
McKesson Corp.	389	55,942
UnitedHealth Group, Inc.	4,188	663,044
		1,184,507
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,401	61,616
Illumina, Inc. (a)	468	62,310
		123,926
Pharmaceuticals - 5.2%
Allergan PLC	1,355	263,277
AstraZeneca PLC sponsored ADR	440	11,502
Bayer AG	31	2,919
Bristol-Myers Squibb Co.	4,363	246,248
Eli Lilly & Co.	2,498	167,666
GlaxoSmithKline PLC sponsored ADR	2,505	94,664
Johnson & Johnson	2,878	320,321
Merck & Co., Inc.	1,925	117,791
Novartis AG sponsored ADR	133	9,145
Pfizer, Inc.	30,073	966,546
Sanofi SA	244	19,666
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,523	57,417
Zoetis, Inc. Class A	12,822	645,972
		2,923,134

TOTAL HEALTH CARE		6,376,703

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.4%
General Dynamics Corp.	815	142,910
Lockheed Martin Corp.	1,482	393,101
Northrop Grumman Corp.	1,936	483,322
The Boeing Co.	450	67,752
United Technologies Corp.	2,314	249,264
		1,336,349
Air Freight & Logistics - 0.2%
FedEx Corp.	199	38,142
United Parcel Service, Inc. Class B (b)	644	74,652
		112,794
Airlines - 0.8%
Delta Air Lines, Inc.	4,859	234,107
United Continental Holdings, Inc. (a)	2,619	180,580
		414,687
Building Products - 0.5%
Allegion PLC	1,868	124,988
Masco Corp.	4,878	154,389
Tyco International Ltd.	188	8,456
		287,833
Electrical Equipment - 1.0%
Eaton Corp. PLC	2,365	157,296
Fortive Corp.	7,444	409,346
		566,642
Industrial Conglomerates - 4.0%
General Electric Co. (b)	29,210	898,500
Honeywell International, Inc.	11,941	1,360,558
		2,259,058
Machinery - 0.7%
Caterpillar, Inc.	79	7,549
Deere & Co.	288	28,858
PACCAR, Inc.	1,685	104,723
Snap-On, Inc.	432	72,230
Stanley Black & Decker, Inc.	1,591	188,740
		402,100
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.	1,068	163,488
CSX Corp.	1,723	61,701
Norfolk Southern Corp.	287	30,554
Union Pacific Corp.	5,903	598,151
		853,894

TOTAL INDUSTRIALS		6,233,357

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	10,032	299,154
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	9,273	632,975
TE Connectivity Ltd.	2,064	139,609
		772,584
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A (a)	164	127,244
Class C (a)	2,112	1,600,984
eBay, Inc. (a)	9,322	259,245
Facebook, Inc. Class A (a)	5,592	662,205
Velti PLC (a)(c)	976	3
		2,649,681
IT Services - 2.7%
Accenture PLC Class A	1,853	221,304
Cognizant Technology Solutions Corp. Class A (a)	437	24,070
Fidelity National Information Services, Inc.	2,216	171,053
First Data Corp. Class A (a)	1,218	17,746
IBM Corp.	1,979	321,033
MasterCard, Inc. Class A (b)	826	84,417
PayPal Holdings, Inc. (a)	492	19,326
Visa, Inc. Class A	8,304	642,065
		1,501,014
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	10,615	788,058
Broadcom Ltd.	2,927	499,024
Intel Corp.	6,283	218,020
Lam Research Corp.	818	86,724
Micron Technology, Inc. (a)	3,439	67,164
NVIDIA Corp.	614	56,611
NXP Semiconductors NV (a)	833	82,592
Qualcomm, Inc.	6,322	430,718
Texas Instruments, Inc.	7,987	590,479
Xilinx, Inc.	4,979	268,766
		3,088,156
Software - 3.2%
Adobe Systems, Inc. (a)	2,316	238,108
Microsoft Corp.	20,659	1,244,911
Oracle Corp.	3,000	120,570
Salesforce.com, Inc. (a)	200	14,400
Take-Two Interactive Software, Inc. (a)	2,451	120,663
Workday, Inc. Class A (a)	1,000	84,320
		1,822,972
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	10,822	1,196,047
HP, Inc.	5,968	91,907
		1,287,954

TOTAL INFORMATION TECHNOLOGY		11,421,515

MATERIALS - 3.7%
Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	3,467	255,206
Eastman Chemical Co.	2,573	193,284
LyondellBasell Industries NV Class A	374	33,780
Monsanto Co.	5,948	610,919
PPG Industries, Inc.	70	6,715
Praxair, Inc.	4,707	566,252
The Dow Chemical Co.	3,013	167,884
The Mosaic Co.	2,406	68,330
		1,902,370
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)	1,826	90,880
Crown Holdings, Inc. (a)	2,165	117,754
		208,634

TOTAL MATERIALS		2,111,004

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	102	10,432
AvalonBay Communities, Inc.	892	146,725
Crown Castle International Corp.	3,373	281,511
Kimco Realty Corp.	4,225	107,907
MGM Growth Properties LLC	1,442	34,608
Public Storage	28	5,860
		587,043
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	9,569	369,650
Verizon Communications, Inc.	10,484	523,152
		892,802
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	984	53,343

TOTAL TELECOMMUNICATION SERVICES		946,145

UTILITIES - 2.7%
Electric Utilities - 2.4%
Edison International	1,766	121,448
Exelon Corp.	1,417	46,067
Fortis, Inc.	3,890	115,844
Fortis, Inc.	3,597	107,216
NextEra Energy, Inc.	4,508	514,949
PG&E Corp.	1,656	97,373
PPL Corp.	8,257	276,279
Xcel Energy, Inc.	2,461	96,004
		1,375,180
Multi-Utilities - 0.3%
Ameren Corp.	1,713	84,143
CMS Energy Corp.	1,710	68,776
		152,919

TOTAL UTILITIES		1,528,099

TOTAL COMMON STOCKS
(Cost $41,965,809)		53,180,941

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)
(Cost $6,909)	151	5,508

Equity Funds - 0.4%
Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF
(Cost $197,442)	719	197,056
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.37% 12/22/16 to 2/2/17 (d)
(Cost $79,964)	$80,000	79,959
	Shares

Money Market Funds - 4.9%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $2,773,433)	2,773,433	2,773,433
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $45,023,557)		56,236,897
NET OTHER ASSETS (LIABILITIES) - 0.2%		91,211
NET ASSETS - 100%		$56,328,108

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	14	$336	$(4,550)
Bank of America Corp.	1/20/17 - $20.00	21	924	(3,297)
Charles Schwab Corp.	1/20/17 - $35.00	2	123	(830)
Citigroup, Inc.	1/20/17 - $50.00	3	609	(2,063)
Citigroup, Inc.	1/20/17 - $55.00	3	132	(885)
Citigroup, Inc.	2/17/17 - $60.00	2	238	(247)
General Electric	1/20/17 - $32.00	6	186	(138)
JPMorgan Chase & Co.	1/20/17 - $70.00	7	1,009	(7,262)
JPMorgan Chase & Co.	1/20/17 - $85.00	1	51	(69)
MasterCard, Inc. Class A	1/20/17 - $105.00	1	281	(158)
Morgan Stanley	1/20/17 - $36.00	3	138	(1,740)
U.S. Bancorp	1/20/17 - $50.00	3	111	(285)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	2	284	(960)
TOTAL WRITTEN OPTIONS			$4,422	$(22,484)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	1,649,100	$25,577

The face value of futures purchased as a percentage of Net Assets is 2.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,900,088.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $270,054.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,511 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,959.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,018,781	$7,013,273	$--	$5,508
Consumer Staples	4,768,076	4,741,423	26,653	--
Energy	4,128,144	4,128,144	--	--
Financials	8,067,582	8,067,582	--	--
Health Care	6,376,703	6,354,118	22,585	--
Industrials	6,233,357	6,233,357	--	--
Information Technology	11,421,515	11,421,512	3	--
Materials	2,111,004	2,111,004	--	--
Real Estate	587,043	587,043	--	--
Telecommunication Services	946,145	946,145	--	--
Utilities	1,528,099	1,528,099	--	--
Equity Funds	197,056	197,056	--	--
Other Short-Term Investments	79,959	--	79,959	--
Money Market Funds	2,773,433	2,773,433	--	--
Total Investments in Securities:	$56,236,897	$56,102,189	$129,200	$5,508
Derivative Instruments:
Assets
Futures Contracts	$25,577	$25,577	$--	$--
Total Assets	$25,577	$25,577	$--	$--
Liabilities
Written Options	$(22,484)	$(22,484)	$--	$--
Total Liabilities	$(22,484)	$(22,484)	$--	$--
Total Derivative Instruments:	$3,093	$3,093	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$25,577	$0
Written Options(b)	0	(22,484)
Total Equity Risk	25,577	(22,484)
Total Value of Derivatives	$25,577	$(22,484)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,023,557)		$56,236,897
Receivable for investments sold		1,116,621
Receivable for fund shares sold		8,201
Dividends receivable		119,737
Interest receivable		44
Prepaid expenses		121
Receivable from investment adviser for expense reductions		3,140
Other receivables		3,570
Total assets		57,488,331
Liabilities
Payable for investments purchased	$965,972
Payable for fund shares redeemed	60,600
Accrued management fee	27,642
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	3,750
Written options, at value (premium received $4,422)	22,484
Other affiliated payables	5,845
Other payables and accrued expenses	73,905
Total liabilities		1,160,223
Net Assets		$56,328,108
Net Assets consist of:
Paid in capital		$43,217,508
Undistributed net investment income		248,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,641,133
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,220,808
Net Assets		$56,328,108
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($52,831,115 ÷ 4,352,427 shares)		$12.14
Class F:
Net Asset Value, offering price and redemption price per share ($3,253,465 ÷ 266,892 shares)		$12.19
Class L:
Net Asset Value, offering price and redemption price per share ($122,228 ÷ 10,069 shares)		$12.14
Class N:
Net Asset Value, offering price and redemption price per share ($121,300 ÷ 10,008 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$509,193
Interest		4,406
Total income		513,599
Expenses
Management fee	$169,091
Transfer agent fees	25,842
Distribution and service plan fees	153
Accounting fees and expenses	10,948
Custodian fees and expenses	47,101
Independent trustees' fees and expenses	349
Registration fees	38,221
Audit	31,972
Legal	4,401
Miscellaneous	2,024
Total expenses before reductions	330,102
Expense reductions	(78,050)	252,052
Net investment income (loss)		261,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,192,595
Foreign currency transactions	830
Futures contracts	182,548
Written options	434
Total net realized gain (loss)		2,376,407
Change in net unrealized appreciation (depreciation) on: Investment securities	724,169
Assets and liabilities in foreign currencies	(10)
Futures contracts	(84,130)
Written options	(18,062)
Total change in net unrealized appreciation (depreciation)		621,967
Net gain (loss)		2,998,374
Net increase (decrease) in net assets resulting from operations		$3,259,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,547	$490,739
Net realized gain (loss)	2,376,407	3,376,503
Change in net unrealized appreciation (depreciation)	621,967	(3,873,441)
Net increase (decrease) in net assets resulting from operations	3,259,921	(6,199)
Distributions to shareholders from net investment income	(187,938)	(513,897)
Distributions to shareholders from net realized gain	(2,940,130)	(4,359,150)
Total distributions	(3,128,068)	(4,873,047)
Share transactions - net increase (decrease)	732,447	(3,202,704)
Total increase (decrease) in net assets	864,300	(8,081,950)
Net Assets
Beginning of period	55,463,808	63,545,758
End of period	$56,328,108	$55,463,808
Other Information
Undistributed net investment income end of period	$248,659	$175,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$13.07	$14.28	$13.02	$10.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10	.10	.11	.13	.05
Net realized and unrealized gain (loss)	.66	(.04)	1.28	2.27	2.60	.57
Total from investment operations	.71	.06	1.38	2.38	2.73	.62
Distributions from net investment income	(.04)	(.11)	(.12)	(.11)	(.12)	(.01)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(1.02)	(.20)	–
Total distributions	(.68)	(1.02)	(2.59)	(1.12)C	(.32)	(.01)
Net asset value, end of period	$12.14	$12.11	$13.07	$14.28	$13.02	$10.61
Total ReturnD,E	6.07%	.61%	10.70%	19.49%	26.33%	6.24%
Ratios to Average Net AssetsF
Expenses before reductions	1.18%G	1.20%	1.14%	1.21%	1.03%	1.10%G
Expenses net of fee waivers, if any	.90%G	.97%	.97%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.97%	.97%	.97%	.96%	.97%G
Net investment income (loss)	.92%G	.84%	.78%	.80%	1.12%	.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$52,831	$52,330	$60,606	$60,938	$67,623	$53,266
Portfolio turnover rateH	158%G	143%	151%	134%	95%	77%G

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$13.10	$14.30	$13.02	$11.62
Income from Investment Operations
Net investment income (loss)B	.06	.11	.11	.12	.06
Net realized and unrealized gain (loss)	.66	(.04)	1.28	2.28	1.46
Total from investment operations	.72	.07	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.11)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(1.02)	(.04)
Total distributions	(.68)	(1.02)	(2.59)	(1.12)C	(.12)
Net asset value, end of period	$12.19	$12.15	$13.10	$14.30	$13.02
Total ReturnD,E	6.13%	.69%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	1.08%G	1.10%	1.05%	1.11%	.96%G
Expenses net of fee waivers, if any	.80%G	.87%	.87%	.87%	.87%G
Expenses net of all reductions	.80%G	.87%	.87%	.87%	.86%G
Net investment income (loss)	1.02%G	.93%	.88%	.90%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,253	$2,891	$2,698	$1,527	$285
Portfolio turnover rateH	158%G	143%	151%	134%	95%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.05	.10	.10	.07
Net realized and unrealized gain (loss)	.66	(.04)	1.27	1.19
Total from investment operations	.71	.06	1.37	1.26
Distributions from net investment income	(.04)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(.41)
Total distributions	(.68)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$12.14	$12.11	$13.07	$14.29
Total ReturnC,D	6.07%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.18%F	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.97%	.97%	.97%F
Net investment income (loss)	.92%F	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$122	$122	$121	$109
Portfolio turnover rateG	158%F	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.07	.07	.05
Net realized and unrealized gain (loss)	.65	(.04)	1.28	1.18
Total from investment operations	.69	.03	1.35	1.23
Distributions from net investment income	(.03)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(.41)
Total distributions	(.67)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$12.12	$12.10	$13.06	$14.27
Total ReturnD,E	5.88%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.43%G	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.22%	1.22%	1.22%G
Net investment income (loss)	.68%G	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$121	$121	$109
Portfolio turnover rateH	158%G	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$11,588,534
Gross unrealized depreciation	(781,162)
Net unrealized appreciation (depreciation) on securities	$10,807,372
Tax cost	$45,429,525

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$182,548	$(84,130)
Written Options	434	(18,062)
Total Equity Risk	$182,982	$(102,192)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	–	$–
Options Opened	90	5,648
Options Exercised	–	–
Options Closed	(22)	(1,226)
Options Expired	–	–
Outstanding at end of period	68	$4,422

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $41,972,472 and $43,438,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Sub-Advisers. AllianceBernstein, L.P. (AB), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Oppenheimer Funds, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners), T. Rowe Price Associates, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$153	$153

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$25,724.10
Class L	59.10
Class N	59.10
	$25,842

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $169 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Core Multi-Manager		.90%	$73,442
Class F	.80%(a)	.81%(b)	4,254
Class L		.90%	170
Class N		1.15%	170

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Core Multi-Manager	$177,575	$487,696
Class F	9,660	24,473
Class L	413	1,009
Class N	290	719
Total	$187,938	$513,897
From net realized gain
Core Multi-Manager	$2,776,231	$4,135,487
Class F	151,030	206,573
Class L	6,451	8,557
Class N	6,418	8,533
Total	$2,940,130	$4,359,150

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Core Multi-Manager
Shares sold	65,249	96,245	$778,943	$1,129,447
Reinvestment of distributions	251,388	384,610	2,953,806	4,623,183
Shares redeemed	(285,117)	(796,791)	(3,342,074)	(9,362,604)
Net increase (decrease)	31,520	(315,936)	$390,675	$(3,609,974)
Class F
Shares sold	51,950	92,805	$618,556	$1,114,584
Reinvestment of distributions	13,629	19,171	160,690	231,046
Shares redeemed	(36,521)	(80,075)	(437,568)	(957,178)
Net increase (decrease)	29,058	31,901	$341,678	$388,452
Class L
Reinvestment of distributions	584	796	6,863	9,566
Shares redeemed	(578)	–	(6,762)	–
Net increase (decrease)	6	796	$101	$9,566
Class N
Reinvestment of distributions	571	769	6,708	9,252
Shares redeemed	(575)	–	(6,715)	–
Net increase (decrease)	(4)	769	$(7)	$9,252

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 90% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Core Multi-Manager	.90%
Actual		$1,000.00	$1,060.70	$4.65
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.80%
Actual		$1,000.00	$1,061.30	$4.13
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class L	.90%
Actual		$1,000.00	$1,060.70	$4.65
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,058.80	$5.94
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with T. Rowe Price Associates, Inc. (T. Rowe Price) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to T. Rowe Price, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding T. Rowe Price, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board also considered the information provided by T. Rowe Price in June 2016 in connection with the 2016 annual renewal of the Current Sub-Advisory Agreement.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered T. Rowe Price's representation that that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board noted that it considered historical investment performance of T. Rowe Price in managing fund assets in connection with its renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting and that it will consider such information at its September 2016 meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to T. Rowe Price at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to T. Rowe Price in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to T. Rowe Price, on behalf of the fund, compared to the fees that would be paid under the Current Sub-Advisory Agreement. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to T. Rowe Price as assets allocated to T. Rowe Price grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged there under will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve two new investment advisory agreements (the New Sub-Advisory Agreements) with FIAM LLC (FIAM) for the fund to add two new investment mandates to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each New Sub-Advisory Agreement.

In considering whether to approve each New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandates approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under each New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under each New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under each New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under each New Sub-Advisory Agreement than the investment mandates approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under each New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under each New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under similar investment mandates.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing each New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to FIAM under each New Sub-Advisory Agreement and the impact on total net expenses of the fund, if any, as a result of the New Sub-Advisory Agreements.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that each New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of each New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement with respect to one of the new investment mandates provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow. With respect to the other investment mandate, the Board noted that although the fee schedule does not include breakpoints, the fee schedule is the lowest fee schedule offered by FIAM for the investment mandate.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that each New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. The Board also approved an amendment to the sub-advisory agreement with T. Rowe Price, which has the potential to lower the amount of the fees paid by Strategic Advisers to T. Rowe Price, on behalf of the fund. The Board noted that the terms of the amended sub-advisory agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule. The Board also noted that the amended sub-advisory agreements would not result in changes to the nature, extent, and quality of services provided to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreements with FIAM and T. Rowe Price is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, FIAM, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the first quartile for the one-year period and the second quartile for the three year period ended December 31, 2015. The Board also noted that Class F out-performed 77% and 59% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2a

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to FIAM's Sector Managed strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000

PROPOSAL 2b

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000

PROPOSAL 4a

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMC-SANN-0117
1.931545.105

Strategic Advisers® Core Multi-Manager Fund Class F Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.8	3.5
U.S. Bancorp(a)	2.8	2.4
Honeywell International, Inc.	2.4	1.7
Microsoft Corp.	2.2	2.2
Apple, Inc.	2.1	2.1
Bank of America Corp.(a)	1.9	1.0
Pfizer, Inc.	1.7	1.5
Comcast Corp. Class A	1.7	2.0
General Electric Co.(a)	1.6	1.1
PepsiCo, Inc.	1.5	1.6
	20.7

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.3	18.8
Financials	14.3	14.0
Consumer Discretionary	12.4	11.8
Health Care	11.3	13.9
Industrials	11.1	12.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	94.4%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

As of May 31, 2016
Common Stocks	93.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
Delphi Automotive PLC	1,622	$103,808
Automobiles - 0.2%
General Motors Co.	4,126	142,471
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	4,495	83,607
Las Vegas Sands Corp.	217	13,599
MGM Mirage, Inc. (a)	4,240	121,730
Red Rock Resorts, Inc.	1,380	31,630
Royal Caribbean Cruises Ltd.	1,560	126,313
Starbucks Corp.	3,591	208,170
Yum! Brands, Inc.	161	10,206
		595,255
Household Durables - 0.7%
D.R. Horton, Inc.	4,150	115,038
Harman International Industries, Inc.	491	53,701
Newell Brands, Inc.	3,460	162,655
PulteGroup, Inc.	1,942	36,626
Toll Brothers, Inc. (a)	1,193	35,384
		403,404
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	534	400,804
Priceline Group, Inc. (a)	62	93,228
		494,032
Media - 6.5%
CBS Corp. Class B	4,045	245,612
Charter Communications, Inc. Class A (a)	845	232,637
Comcast Corp. Class A	13,523	939,984
DISH Network Corp. Class A (a)	2,174	124,896
Liberty Media Corp. Liberty SiriusXM Class A (a)	3,153	114,454
MSG Network, Inc. Class A (a)	3,748	76,647
SKY PLC	8,285	80,960
The Madison Square Garden Co. (a)	2,325	403,713
The Walt Disney Co.	3,746	371,304
Time Warner, Inc.	8,908	817,933
Twenty-First Century Fox, Inc. Class A	7,461	209,729
Viacom, Inc. Class B (non-vtg.)	808	30,284
		3,648,153
Multiline Retail - 0.3%
Macy's, Inc.	1,686	71,149
Target Corp.	1,277	98,635
		169,784
Specialty Retail - 2.6%
AutoZone, Inc. (a)	130	101,813
Home Depot, Inc.	3,787	490,038
Lowe's Companies, Inc.	6,868	484,537
O'Reilly Automotive, Inc. (a)	408	111,996
TJX Companies, Inc.	3,392	265,729
		1,454,113
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	45	2,253

TOTAL CONSUMER DISCRETIONARY		7,013,273

CONSUMER STAPLES - 8.5%
Beverages - 3.5%
Coca-Cola European Partners PLC	9,005	292,302
Constellation Brands, Inc. Class A (sub. vtg.)	732	110,634
Diageo PLC	1,066	26,653
Molson Coors Brewing Co. Class B	5,708	559,555
PepsiCo, Inc.	8,705	871,371
The Coca-Cola Co.	2,359	95,186
		1,955,701
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,287	193,192
CVS Health Corp.	3,893	299,333
Kroger Co.	11,336	366,153
Walgreens Boots Alliance, Inc.	2,148	182,000
		1,040,678
Food Products - 1.4%
Mead Johnson Nutrition Co. Class A	1,133	81,678
Mondelez International, Inc.	8,124	335,034
The Hershey Co.	3,769	364,236
		780,948
Household Products - 0.7%
Kimberly-Clark Corp.	1,075	124,281
Procter & Gamble Co.	3,316	273,437
		397,718
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,351
Tobacco - 1.0%
Altria Group, Inc.	4,748	303,540
Philip Morris International, Inc.	1,120	98,874
Reynolds American, Inc.	3,443	186,266
		588,680

TOTAL CONSUMER STAPLES		4,768,076

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	183	11,772
Schlumberger Ltd.	4,896	411,509
		423,281
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	624	43,150
Apache Corp.	1,133	74,721
Cheniere Energy, Inc. (a)	1,419	57,980
Chevron Corp.	3,890	433,968
Concho Resources, Inc. (a)	1,055	150,886
ConocoPhillips Co.	2,702	131,101
Diamondback Energy, Inc. (a)	1,734	187,012
Enbridge, Inc.	6,293	264,687
EOG Resources, Inc.	5,372	550,737
EQT Corp.	2,882	201,971
Exxon Mobil Corp.	3,457	301,796
Imperial Oil Ltd.	1,513	51,800
Kinder Morgan, Inc.	4,106	91,153
Occidental Petroleum Corp.	2,848	203,233
Pioneer Natural Resources Co.	1,605	306,619
Suncor Energy, Inc.	3,761	119,776
The Williams Companies, Inc.	11,772	361,400
TransCanada Corp.	1,922	86,320
Valero Energy Corp.	1,406	86,553
		3,704,863

TOTAL ENERGY		4,128,144

FINANCIALS - 14.3%
Banks - 9.3%
Bank of America Corp. (b)	49,834	1,052,494
Citigroup, Inc. (b)	12,937	729,517
East West Bancorp, Inc.	1,672	80,055
JPMorgan Chase & Co. (b)	7,932	635,908
KeyCorp	8,287	143,448
PNC Financial Services Group, Inc.	547	60,465
Standard Chartered PLC (United Kingdom) (a)	795	6,377
SVB Financial Group (a)	569	89,919
U.S. Bancorp (b)	32,081	1,591,859
Wells Fargo & Co.	15,645	827,933
		5,217,975
Capital Markets - 2.6%
Bank of New York Mellon Corp.	3,803	180,338
Charles Schwab Corp. (b)	8,153	315,195
Goldman Sachs Group, Inc.	930	203,940
IntercontinentalExchange, Inc.	2,770	153,458
Morgan Stanley(b)	8,152	337,167
S&P Global, Inc.	1,487	176,938
State Street Corp.	1,412	111,266
		1,478,302
Consumer Finance - 0.4%
Discover Financial Services	3,074	208,325
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	2,236	352,036
Insurance - 1.4%
American International Group, Inc.	157	9,943
Aon PLC	840	95,844
Arthur J. Gallagher & Co.	1,620	81,567
Chubb Ltd.	1,344	172,032
Everest Re Group Ltd.	309	65,060
Hartford Financial Services Group, Inc.	2,624	123,643
Marsh & McLennan Companies, Inc.	459	31,813
MetLife, Inc.	4,200	231,042
		810,944

TOTAL FINANCIALS		8,067,582

HEALTH CARE - 11.3%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	834	102,240
Amgen, Inc.	366	52,730
Biogen, Inc. (a)	786	231,139
BioMarin Pharmaceutical, Inc. (a)	715	61,225
Celgene Corp. (a)	2,038	241,523
Gilead Sciences, Inc.	1,168	86,082
Intercept Pharmaceuticals, Inc. (a)	100	10,112
Regeneron Pharmaceuticals, Inc. (a)	23	8,723
Vertex Pharmaceuticals, Inc. (a)	2,060	168,117
		961,891
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	4,747	180,718
Becton, Dickinson & Co.	24	4,058
Boston Scientific Corp. (a)	10,610	217,081
Danaher Corp.	6,417	501,617
Medtronic PLC	884	64,541
Zimmer Biomet Holdings, Inc.	2,113	215,230
		1,183,245
Health Care Providers & Services - 2.1%
Aetna, Inc.	2,112	276,334
Anthem, Inc.	93	13,255
Cigna Corp.	198	26,679
Express Scripts Holding Co.(a)	322	24,433
Humana, Inc.	587	124,820
McKesson Corp.	389	55,942
UnitedHealth Group, Inc.	4,188	663,044
		1,184,507
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,401	61,616
Illumina, Inc. (a)	468	62,310
		123,926
Pharmaceuticals - 5.2%
Allergan PLC	1,355	263,277
AstraZeneca PLC sponsored ADR	440	11,502
Bayer AG	31	2,919
Bristol-Myers Squibb Co.	4,363	246,248
Eli Lilly & Co.	2,498	167,666
GlaxoSmithKline PLC sponsored ADR	2,505	94,664
Johnson & Johnson	2,878	320,321
Merck & Co., Inc.	1,925	117,791
Novartis AG sponsored ADR	133	9,145
Pfizer, Inc.	30,073	966,546
Sanofi SA	244	19,666
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,523	57,417
Zoetis, Inc. Class A	12,822	645,972
		2,923,134

TOTAL HEALTH CARE		6,376,703

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.4%
General Dynamics Corp.	815	142,910
Lockheed Martin Corp.	1,482	393,101
Northrop Grumman Corp.	1,936	483,322
The Boeing Co.	450	67,752
United Technologies Corp.	2,314	249,264
		1,336,349
Air Freight & Logistics - 0.2%
FedEx Corp.	199	38,142
United Parcel Service, Inc. Class B (b)	644	74,652
		112,794
Airlines - 0.8%
Delta Air Lines, Inc.	4,859	234,107
United Continental Holdings, Inc. (a)	2,619	180,580
		414,687
Building Products - 0.5%
Allegion PLC	1,868	124,988
Masco Corp.	4,878	154,389
Tyco International Ltd.	188	8,456
		287,833
Electrical Equipment - 1.0%
Eaton Corp. PLC	2,365	157,296
Fortive Corp.	7,444	409,346
		566,642
Industrial Conglomerates - 4.0%
General Electric Co. (b)	29,210	898,500
Honeywell International, Inc.	11,941	1,360,558
		2,259,058
Machinery - 0.7%
Caterpillar, Inc.	79	7,549
Deere & Co.	288	28,858
PACCAR, Inc.	1,685	104,723
Snap-On, Inc.	432	72,230
Stanley Black & Decker, Inc.	1,591	188,740
		402,100
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.	1,068	163,488
CSX Corp.	1,723	61,701
Norfolk Southern Corp.	287	30,554
Union Pacific Corp.	5,903	598,151
		853,894

TOTAL INDUSTRIALS		6,233,357

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	10,032	299,154
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	9,273	632,975
TE Connectivity Ltd.	2,064	139,609
		772,584
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A (a)	164	127,244
Class C (a)	2,112	1,600,984
eBay, Inc. (a)	9,322	259,245
Facebook, Inc. Class A (a)	5,592	662,205
Velti PLC (a)(c)	976	3
		2,649,681
IT Services - 2.7%
Accenture PLC Class A	1,853	221,304
Cognizant Technology Solutions Corp. Class A (a)	437	24,070
Fidelity National Information Services, Inc.	2,216	171,053
First Data Corp. Class A (a)	1,218	17,746
IBM Corp.	1,979	321,033
MasterCard, Inc. Class A (b)	826	84,417
PayPal Holdings, Inc. (a)	492	19,326
Visa, Inc. Class A	8,304	642,065
		1,501,014
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	10,615	788,058
Broadcom Ltd.	2,927	499,024
Intel Corp.	6,283	218,020
Lam Research Corp.	818	86,724
Micron Technology, Inc. (a)	3,439	67,164
NVIDIA Corp.	614	56,611
NXP Semiconductors NV (a)	833	82,592
Qualcomm, Inc.	6,322	430,718
Texas Instruments, Inc.	7,987	590,479
Xilinx, Inc.	4,979	268,766
		3,088,156
Software - 3.2%
Adobe Systems, Inc. (a)	2,316	238,108
Microsoft Corp.	20,659	1,244,911
Oracle Corp.	3,000	120,570
Salesforce.com, Inc. (a)	200	14,400
Take-Two Interactive Software, Inc. (a)	2,451	120,663
Workday, Inc. Class A (a)	1,000	84,320
		1,822,972
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	10,822	1,196,047
HP, Inc.	5,968	91,907
		1,287,954

TOTAL INFORMATION TECHNOLOGY		11,421,515

MATERIALS - 3.7%
Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	3,467	255,206
Eastman Chemical Co.	2,573	193,284
LyondellBasell Industries NV Class A	374	33,780
Monsanto Co.	5,948	610,919
PPG Industries, Inc.	70	6,715
Praxair, Inc.	4,707	566,252
The Dow Chemical Co.	3,013	167,884
The Mosaic Co.	2,406	68,330
		1,902,370
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)	1,826	90,880
Crown Holdings, Inc. (a)	2,165	117,754
		208,634

TOTAL MATERIALS		2,111,004

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	102	10,432
AvalonBay Communities, Inc.	892	146,725
Crown Castle International Corp.	3,373	281,511
Kimco Realty Corp.	4,225	107,907
MGM Growth Properties LLC	1,442	34,608
Public Storage	28	5,860
		587,043
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	9,569	369,650
Verizon Communications, Inc.	10,484	523,152
		892,802
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	984	53,343

TOTAL TELECOMMUNICATION SERVICES		946,145

UTILITIES - 2.7%
Electric Utilities - 2.4%
Edison International	1,766	121,448
Exelon Corp.	1,417	46,067
Fortis, Inc.	3,890	115,844
Fortis, Inc.	3,597	107,216
NextEra Energy, Inc.	4,508	514,949
PG&E Corp.	1,656	97,373
PPL Corp.	8,257	276,279
Xcel Energy, Inc.	2,461	96,004
		1,375,180
Multi-Utilities - 0.3%
Ameren Corp.	1,713	84,143
CMS Energy Corp.	1,710	68,776
		152,919

TOTAL UTILITIES		1,528,099

TOTAL COMMON STOCKS
(Cost $41,965,809)		53,180,941

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)
(Cost $6,909)	151	5,508

Equity Funds - 0.4%
Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF
(Cost $197,442)	719	197,056
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.37% 12/22/16 to 2/2/17 (d)
(Cost $79,964)	$80,000	79,959
	Shares

Money Market Funds - 4.9%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $2,773,433)	2,773,433	2,773,433
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $45,023,557)		56,236,897
NET OTHER ASSETS (LIABILITIES) - 0.2%		91,211
NET ASSETS - 100%		$56,328,108

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	14	$336	$(4,550)
Bank of America Corp.	1/20/17 - $20.00	21	924	(3,297)
Charles Schwab Corp.	1/20/17 - $35.00	2	123	(830)
Citigroup, Inc.	1/20/17 - $50.00	3	609	(2,063)
Citigroup, Inc.	1/20/17 - $55.00	3	132	(885)
Citigroup, Inc.	2/17/17 - $60.00	2	238	(247)
General Electric	1/20/17 - $32.00	6	186	(138)
JPMorgan Chase & Co.	1/20/17 - $70.00	7	1,009	(7,262)
JPMorgan Chase & Co.	1/20/17 - $85.00	1	51	(69)
MasterCard, Inc. Class A	1/20/17 - $105.00	1	281	(158)
Morgan Stanley	1/20/17 - $36.00	3	138	(1,740)
U.S. Bancorp	1/20/17 - $50.00	3	111	(285)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	2	284	(960)
TOTAL WRITTEN OPTIONS			$4,422	$(22,484)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	1,649,100	$25,577

The face value of futures purchased as a percentage of Net Assets is 2.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,900,088.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $270,054.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,511 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,959.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,018,781	$7,013,273	$--	$5,508
Consumer Staples	4,768,076	4,741,423	26,653	--
Energy	4,128,144	4,128,144	--	--
Financials	8,067,582	8,067,582	--	--
Health Care	6,376,703	6,354,118	22,585	--
Industrials	6,233,357	6,233,357	--	--
Information Technology	11,421,515	11,421,512	3	--
Materials	2,111,004	2,111,004	--	--
Real Estate	587,043	587,043	--	--
Telecommunication Services	946,145	946,145	--	--
Utilities	1,528,099	1,528,099	--	--
Equity Funds	197,056	197,056	--	--
Other Short-Term Investments	79,959	--	79,959	--
Money Market Funds	2,773,433	2,773,433	--	--
Total Investments in Securities:	$56,236,897	$56,102,189	$129,200	$5,508
Derivative Instruments:
Assets
Futures Contracts	$25,577	$25,577	$--	$--
Total Assets	$25,577	$25,577	$--	$--
Liabilities
Written Options	$(22,484)	$(22,484)	$--	$--
Total Liabilities	$(22,484)	$(22,484)	$--	$--
Total Derivative Instruments:	$3,093	$3,093	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$25,577	$0
Written Options(b)	0	(22,484)
Total Equity Risk	25,577	(22,484)
Total Value of Derivatives	$25,577	$(22,484)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,023,557)		$56,236,897
Receivable for investments sold		1,116,621
Receivable for fund shares sold		8,201
Dividends receivable		119,737
Interest receivable		44
Prepaid expenses		121
Receivable from investment adviser for expense reductions		3,140
Other receivables		3,570
Total assets		57,488,331
Liabilities
Payable for investments purchased	$965,972
Payable for fund shares redeemed	60,600
Accrued management fee	27,642
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	3,750
Written options, at value (premium received $4,422)	22,484
Other affiliated payables	5,845
Other payables and accrued expenses	73,905
Total liabilities		1,160,223
Net Assets		$56,328,108
Net Assets consist of:
Paid in capital		$43,217,508
Undistributed net investment income		248,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,641,133
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,220,808
Net Assets		$56,328,108
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($52,831,115 ÷ 4,352,427 shares)		$12.14
Class F:
Net Asset Value, offering price and redemption price per share ($3,253,465 ÷ 266,892 shares)		$12.19
Class L:
Net Asset Value, offering price and redemption price per share ($122,228 ÷ 10,069 shares)		$12.14
Class N:
Net Asset Value, offering price and redemption price per share ($121,300 ÷ 10,008 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$509,193
Interest		4,406
Total income		513,599
Expenses
Management fee	$169,091
Transfer agent fees	25,842
Distribution and service plan fees	153
Accounting fees and expenses	10,948
Custodian fees and expenses	47,101
Independent trustees' fees and expenses	349
Registration fees	38,221
Audit	31,972
Legal	4,401
Miscellaneous	2,024
Total expenses before reductions	330,102
Expense reductions	(78,050)	252,052
Net investment income (loss)		261,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,192,595
Foreign currency transactions	830
Futures contracts	182,548
Written options	434
Total net realized gain (loss)		2,376,407
Change in net unrealized appreciation (depreciation) on: Investment securities	724,169
Assets and liabilities in foreign currencies	(10)
Futures contracts	(84,130)
Written options	(18,062)
Total change in net unrealized appreciation (depreciation)		621,967
Net gain (loss)		2,998,374
Net increase (decrease) in net assets resulting from operations		$3,259,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,547	$490,739
Net realized gain (loss)	2,376,407	3,376,503
Change in net unrealized appreciation (depreciation)	621,967	(3,873,441)
Net increase (decrease) in net assets resulting from operations	3,259,921	(6,199)
Distributions to shareholders from net investment income	(187,938)	(513,897)
Distributions to shareholders from net realized gain	(2,940,130)	(4,359,150)
Total distributions	(3,128,068)	(4,873,047)
Share transactions - net increase (decrease)	732,447	(3,202,704)
Total increase (decrease) in net assets	864,300	(8,081,950)
Net Assets
Beginning of period	55,463,808	63,545,758
End of period	$56,328,108	$55,463,808
Other Information
Undistributed net investment income end of period	$248,659	$175,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$13.07	$14.28	$13.02	$10.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10	.10	.11	.13	.05
Net realized and unrealized gain (loss)	.66	(.04)	1.28	2.27	2.60	.57
Total from investment operations	.71	.06	1.38	2.38	2.73	.62
Distributions from net investment income	(.04)	(.11)	(.12)	(.11)	(.12)	(.01)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(1.02)	(.20)	–
Total distributions	(.68)	(1.02)	(2.59)	(1.12)C	(.32)	(.01)
Net asset value, end of period	$12.14	$12.11	$13.07	$14.28	$13.02	$10.61
Total ReturnD,E	6.07%	.61%	10.70%	19.49%	26.33%	6.24%
Ratios to Average Net AssetsF
Expenses before reductions	1.18%G	1.20%	1.14%	1.21%	1.03%	1.10%G
Expenses net of fee waivers, if any	.90%G	.97%	.97%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.97%	.97%	.97%	.96%	.97%G
Net investment income (loss)	.92%G	.84%	.78%	.80%	1.12%	.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$52,831	$52,330	$60,606	$60,938	$67,623	$53,266
Portfolio turnover rateH	158%G	143%	151%	134%	95%	77%G

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$13.10	$14.30	$13.02	$11.62
Income from Investment Operations
Net investment income (loss)B	.06	.11	.11	.12	.06
Net realized and unrealized gain (loss)	.66	(.04)	1.28	2.28	1.46
Total from investment operations	.72	.07	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.11)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(1.02)	(.04)
Total distributions	(.68)	(1.02)	(2.59)	(1.12)C	(.12)
Net asset value, end of period	$12.19	$12.15	$13.10	$14.30	$13.02
Total ReturnD,E	6.13%	.69%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	1.08%G	1.10%	1.05%	1.11%	.96%G
Expenses net of fee waivers, if any	.80%G	.87%	.87%	.87%	.87%G
Expenses net of all reductions	.80%G	.87%	.87%	.87%	.86%G
Net investment income (loss)	1.02%G	.93%	.88%	.90%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,253	$2,891	$2,698	$1,527	$285
Portfolio turnover rateH	158%G	143%	151%	134%	95%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.05	.10	.10	.07
Net realized and unrealized gain (loss)	.66	(.04)	1.27	1.19
Total from investment operations	.71	.06	1.37	1.26
Distributions from net investment income	(.04)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(.41)
Total distributions	(.68)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$12.14	$12.11	$13.07	$14.29
Total ReturnC,D	6.07%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.18%F	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.97%	.97%	.97%F
Net investment income (loss)	.92%F	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$122	$122	$121	$109
Portfolio turnover rateG	158%F	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.07	.07	.05
Net realized and unrealized gain (loss)	.65	(.04)	1.28	1.18
Total from investment operations	.69	.03	1.35	1.23
Distributions from net investment income	(.03)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(.41)
Total distributions	(.67)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$12.12	$12.10	$13.06	$14.27
Total ReturnD,E	5.88%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.43%G	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.22%	1.22%	1.22%G
Net investment income (loss)	.68%G	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$121	$121	$109
Portfolio turnover rateH	158%G	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$11,588,534
Gross unrealized depreciation	(781,162)
Net unrealized appreciation (depreciation) on securities	$10,807,372
Tax cost	$45,429,525

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$182,548	$(84,130)
Written Options	434	(18,062)
Total Equity Risk	$182,982	$(102,192)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	–	$–
Options Opened	90	5,648
Options Exercised	–	–
Options Closed	(22)	(1,226)
Options Expired	–	–
Outstanding at end of period	68	$4,422

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $41,972,472 and $43,438,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Sub-Advisers. AllianceBernstein, L.P. (AB), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Oppenheimer Funds, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners), T. Rowe Price Associates, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$153	$153

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$25,724.10
Class L	59.10
Class N	59.10
	$25,842

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $169 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Core Multi-Manager		.90%	$73,442
Class F	.80%(a)	.81%(b)	4,254
Class L		.90%	170
Class N		1.15%	170

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Core Multi-Manager	$177,575	$487,696
Class F	9,660	24,473
Class L	413	1,009
Class N	290	719
Total	$187,938	$513,897
From net realized gain
Core Multi-Manager	$2,776,231	$4,135,487
Class F	151,030	206,573
Class L	6,451	8,557
Class N	6,418	8,533
Total	$2,940,130	$4,359,150

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Core Multi-Manager
Shares sold	65,249	96,245	$778,943	$1,129,447
Reinvestment of distributions	251,388	384,610	2,953,806	4,623,183
Shares redeemed	(285,117)	(796,791)	(3,342,074)	(9,362,604)
Net increase (decrease)	31,520	(315,936)	$390,675	$(3,609,974)
Class F
Shares sold	51,950	92,805	$618,556	$1,114,584
Reinvestment of distributions	13,629	19,171	160,690	231,046
Shares redeemed	(36,521)	(80,075)	(437,568)	(957,178)
Net increase (decrease)	29,058	31,901	$341,678	$388,452
Class L
Reinvestment of distributions	584	796	6,863	9,566
Shares redeemed	(578)	–	(6,762)	–
Net increase (decrease)	6	796	$101	$9,566
Class N
Reinvestment of distributions	571	769	6,708	9,252
Shares redeemed	(575)	–	(6,715)	–
Net increase (decrease)	(4)	769	$(7)	$9,252

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 90% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Core Multi-Manager	.90%
Actual		$1,000.00	$1,060.70	$4.65
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.80%
Actual		$1,000.00	$1,061.30	$4.13
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class L	.90%
Actual		$1,000.00	$1,060.70	$4.65
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,058.80	$5.94
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with T. Rowe Price Associates, Inc. (T. Rowe Price) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to T. Rowe Price, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding T. Rowe Price, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board also considered the information provided by T. Rowe Price in June 2016 in connection with the 2016 annual renewal of the Current Sub-Advisory Agreement.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered T. Rowe Price's representation that that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board noted that it considered historical investment performance of T. Rowe Price in managing fund assets in connection with its renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting and that it will consider such information at its September 2016 meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to T. Rowe Price at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to T. Rowe Price in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to T. Rowe Price, on behalf of the fund, compared to the fees that would be paid under the Current Sub-Advisory Agreement. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to T. Rowe Price as assets allocated to T. Rowe Price grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged there under will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve two new investment advisory agreements (the New Sub-Advisory Agreements) with FIAM LLC (FIAM) for the fund to add two new investment mandates to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each New Sub-Advisory Agreement.

In considering whether to approve each New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandates approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under each New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under each New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under each New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under each New Sub-Advisory Agreement than the investment mandates approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under each New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under each New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under similar investment mandates.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing each New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to FIAM under each New Sub-Advisory Agreement and the impact on total net expenses of the fund, if any, as a result of the New Sub-Advisory Agreements.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that each New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of each New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement with respect to one of the new investment mandates provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow. With respect to the other investment mandate, the Board noted that although the fee schedule does not include breakpoints, the fee schedule is the lowest fee schedule offered by FIAM for the investment mandate.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that each New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. The Board also approved an amendment to the sub-advisory agreement with T. Rowe Price, which has the potential to lower the amount of the fees paid by Strategic Advisers to T. Rowe Price, on behalf of the fund. The Board noted that the terms of the amended sub-advisory agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule. The Board also noted that the amended sub-advisory agreements would not result in changes to the nature, extent, and quality of services provided to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreements with FIAM and T. Rowe Price is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, FIAM, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the first quartile for the one-year period and the second quartile for the three year period ended December 31, 2015. The Board also noted that Class F out-performed 77% and 59% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2a

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to FIAM's Sector Managed strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000

PROPOSAL 2b

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000

PROPOSAL 4a

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMC-F-SANN-0117
1.951478.103

Strategic Advisers® Value Multi-Manager Fund Class F Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.9	2.7
Bank of America Corp.	2.6	1.9
Exxon Mobil Corp.	2.5	2.8
Johnson & Johnson	2.5	2.9
Pfizer, Inc.	2.0	2.2
Chevron Corp.	1.8	1.5
Apple, Inc.	1.8	1.8
Citigroup, Inc.	1.6	1.5
Intel Corp.	1.5	1.3
Verizon Communications, Inc.	1.4	1.6
	20.6

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	24.9
Information Technology	14.3	14.4
Health Care	14.0	15.1
Consumer Discretionary	9.0	8.9
Industrials	9.0	9.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

As of May 31, 2016
Common Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.7%
BorgWarner, Inc.	160	$5,696
Gentex Corp.	220	4,068
Lear Corp.	460	59,575
The Goodyear Tire & Rubber Co.	1,200	36,828
		106,167
Automobiles - 1.1%
Ford Motor Co.	4,100	49,036
General Motors Co.	2,670	92,195
Harley-Davidson, Inc.	640	38,970
		180,201
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	21,244
Carnival Corp. unit	420	21,592
Darden Restaurants, Inc.	90	6,597
Hyatt Hotels Corp. Class A (a)	30	1,540
Royal Caribbean Cruises Ltd.	60	4,858
Wyndham Worldwide Corp.	580	41,754
Yum! Brands, Inc.	100	6,339
		103,924
Household Durables - 1.0%
Garmin Ltd.	80	4,173
Leggett & Platt, Inc.	100	4,806
Lennar Corp. Class A	1,945	82,740
Mohawk Industries, Inc. (a)	60	11,846
PulteGroup, Inc.	250	4,715
Toll Brothers, Inc. (a)	40	1,186
Whirlpool Corp.	360	58,478
		167,944
Leisure Products - 0.0%
Brunswick Corp.	70	3,508
Media - 3.0%
CBS Corp. Class B	310	18,823
Cinemark Holdings, Inc.	80	3,187
Comcast Corp. Class A	940	65,339
Discovery Communications, Inc. Class A (a)	110	2,980
Gannett Co., Inc.	600	5,724
Interpublic Group of Companies, Inc.	300	7,221
News Corp. Class A	280	3,237
Omnicom Group, Inc.	180	15,649
Scripps Networks Interactive, Inc. Class A	70	4,848
Tegna, Inc.	1,200	26,916
The Walt Disney Co.	740	73,349
Time Warner, Inc.	2,190	201,086
Twenty-First Century Fox, Inc. Class A	820	23,050
Viacom, Inc. Class B (non-vtg.)	900	33,732
		485,141
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	21,453
Dollar General Corp.	210	16,237
Kohl's Corp.	930	50,062
Macy's, Inc.	500	21,100
Target Corp.	840	64,882
		173,734
Specialty Retail - 1.4%
Best Buy Co., Inc.	1,240	56,668
CarMax, Inc. (a)	150	8,669
Dick's Sporting Goods, Inc.	70	4,135
Foot Locker, Inc.	100	7,167
Home Depot, Inc.	870	112,578
Michaels Companies, Inc. (a)	160	3,901
Penske Automotive Group, Inc.	800	39,928
		233,046
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	60	6,356
Ralph Lauren Corp.	50	5,231
		11,587

TOTAL CONSUMER DISCRETIONARY		1,465,252

CONSUMER STAPLES - 5.1%
Beverages - 0.4%
The Coca-Cola Co.	1,640	66,174
Food & Staples Retailing - 1.8%
Kroger Co.	800	25,840
Wal-Mart Stores, Inc.	2,360	166,215
Walgreens Boots Alliance, Inc.	1,205	102,100
		294,155
Food Products - 2.2%
Archer Daniels Midland Co.	2,905	125,583
Bunge Ltd.	1,010	68,963
Ingredion, Inc.	250	29,345
Mondelez International, Inc.	1,815	74,851
Tyson Foods, Inc. Class A	1,000	56,810
		355,552
Personal Products - 0.7%
Coty, Inc. Class A	1,680	31,433
Unilever NV (NY Reg.)	1,790	71,296
		102,729

TOTAL CONSUMER STAPLES		818,610

ENERGY - 8.6%
Energy Equipment& Services - 0.8%
Baker Hughes, Inc.	320	20,586
Ensco PLC Class A	700	6,762
Halliburton Co.	1,495	79,370
Helmerich & Payne, Inc.	80	6,052
National Oilwell Varco, Inc.	280	10,461
Noble Corp.	700	4,354
Parker Drilling Co. (a)	2,100	4,515
		132,100
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	2,640	294,518
EQT Corp.	1,065	74,635
Exxon Mobil Corp.	4,690	409,437
Hess Corp.	400	22,384
Marathon Petroleum Corp.	2,000	94,040
Murphy Oil Corp.	130	4,408
Occidental Petroleum Corp.	550	39,248
Phillips 66 Co.	1,920	159,514
Pioneer Natural Resources Co.	395	75,461
Valero Energy Corp.	1,520	93,571
		1,267,216

TOTAL ENERGY		1,399,316

FINANCIALS - 26.3%
Banks - 13.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	10,417	64,169
Bank of America Corp.	19,740	416,909
BB&T Corp.	1,000	45,250
BOK Financial Corp.	675	54,216
Citigroup, Inc.	4,580	258,266
Citizens Financial Group, Inc.	400	13,404
Comerica, Inc.	130	8,288
Commerce Bancshares, Inc.	71	3,892
Cullen/Frost Bankers, Inc.	650	53,502
East West Bancorp, Inc.	110	5,267
Fifth Third Bancorp	2,200	57,244
First Republic Bank	938	76,822
Huntington Bancshares, Inc.	2,700	33,642
Investors Bancorp, Inc.	240	3,250
JPMorgan Chase & Co.	5,800	464,975
KeyCorp	1,900	32,889
M&T Bank Corp.	505	72,690
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	57,840
Peoples United Financial, Inc.	190	3,557
PNC Financial Services Group, Inc.	1,070	118,278
Prosperity Bancshares, Inc.	20	1,323
Regions Financial Corp.	6,270	84,896
SunTrust Banks, Inc.	1,780	92,471
Synovus Financial Corp.	90	3,484
U.S. Bancorp	1,300	64,506
Wells Fargo & Co.	1,900	100,548
		2,191,578
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	40	5,924
Ameriprise Financial, Inc.	1,345	153,612
Bank of New York Mellon Corp.	810	38,410
BlackRock, Inc. Class A	120	44,495
E*TRADE Financial Corp. (a)	210	7,247
Eaton Vance Corp. (non-vtg.)	90	3,640
Franklin Resources, Inc.	430	16,882
Goldman Sachs Group, Inc.	470	103,066
Invesco Ltd.	310	9,706
Morgan Stanley	1,930	79,825
Northern Trust Corp.	170	13,966
Raymond James Financial, Inc.	110	7,913
State Street Corp.	700	55,160
T. Rowe Price Group, Inc.	190	14,071
The NASDAQ OMX Group, Inc.	120	7,691
		561,608
Consumer Finance - 1.9%
Ally Financial, Inc.	340	6,603
American Express Co.	750	54,030
Capital One Financial Corp.	1,290	108,412
Credit Acceptance Corp. (a)	10	1,918
Discover Financial Services	1,340	90,812
Navient Corp.	1,340	23,088
Santander Consumer U.S.A. Holdings, Inc. (a)	270	3,721
Synchrony Financial	633	21,876
		310,460
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,566
Leucadia National Corp.	280	6,166
Voya Financial, Inc.	50	1,944
		11,676
Insurance - 6.9%
AFLAC, Inc.	910	64,956
Alleghany Corp. (a)	20	11,359
Allstate Corp.	1,110	77,611
American Financial Group, Inc.	650	53,450
American International Group, Inc.	1,030	65,230
Arch Capital Group Ltd. (a)	90	7,445
Assurant, Inc.	460	39,716
Assured Guaranty Ltd.	30	1,073
Axis Capital Holdings Ltd.	670	40,877
Chubb Ltd.	645	82,560
Cincinnati Financial Corp.	120	9,209
Everest Re Group Ltd.	240	50,532
FNF Group	210	6,707
Hartford Financial Services Group, Inc.	1,700	80,104
Lincoln National Corp.	1,280	82,048
Loews Corp.	260	11,609
Markel Corp. (a)	10	8,983
MetLife, Inc.	1,640	90,216
Old Republic International Corp.	90	1,608
Principal Financial Group, Inc.	220	12,692
Progressive Corp.	430	14,319
Prudential Financial, Inc.	1,030	103,618
Reinsurance Group of America, Inc.	60	7,323
RenaissanceRe Holdings Ltd.	30	3,917
The Travelers Companies, Inc.	1,020	115,617
Torchmark Corp.	250	17,523
Unum Group	1,180	49,879
Validus Holdings Ltd.	60	3,260
W.R. Berkley Corp.	90	5,561
		1,119,002
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	3,600	36,792
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,200	32,032

TOTAL FINANCIALS		4,263,148

HEALTH CARE - 14.0%
Biotechnology - 3.3%
AbbVie, Inc.	3,485	211,888
Amgen, Inc.	1,515	218,266
Biogen, Inc. (a)	170	49,992
Gilead Sciences, Inc.	300	22,110
United Therapeutics Corp. (a)	260	32,659
		534,915
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,255	100,054
Danaher Corp.	930	72,698
Medtronic PLC	1,280	93,453
		266,205
Health Care Providers & Services - 2.9%
Aetna, Inc.	690	90,280
Anthem, Inc.	720	102,622
Cardinal Health, Inc.	400	28,404
Cigna Corp.	490	66,023
Express Scripts Holding Co. (a)	860	65,257
HCA Holdings, Inc. (a)	790	56,003
Quest Diagnostics, Inc.	510	44,605
Universal Health Services, Inc. Class B	70	8,611
		461,805
Pharmaceuticals - 6.2%
Johnson & Johnson	3,580	398,454
Mallinckrodt PLC (a)	100	5,270
Merck & Co., Inc.	3,410	208,658
Novartis AG sponsored ADR	1,040	71,510
Pfizer, Inc.	10,140	325,900
		1,009,792

TOTAL HEALTH CARE		2,272,717

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.6%
BE Aerospace, Inc.	70	4,203
General Dynamics Corp.	815	142,910
Hexcel Corp.	70	3,620
L-3 Communications Holdings, Inc.	60	9,466
Northrop Grumman Corp.	70	17,476
Raytheon Co.	100	14,954
Rockwell Collins, Inc.	100	9,272
Spirit AeroSystems Holdings, Inc. Class A	100	5,825
Textron, Inc.	210	9,666
The Boeing Co.	780	117,437
Triumph Group, Inc.	700	19,460
United Technologies Corp.	640	68,941
		423,230
Air Freight & Logistics - 0.7%
FedEx Corp.	400	76,668
United Parcel Service, Inc. Class B	270	31,298
		107,966
Airlines - 0.8%
Alaska Air Group, Inc.	30	2,468
American Airlines Group, Inc.	130	6,037
Delta Air Lines, Inc.	600	28,908
Southwest Airlines Co.	470	21,907
United Continental Holdings, Inc. (a)	940	64,813
		124,133
Building Products - 0.1%
Owens Corning	90	4,624
Tyco International Ltd.	250	11,245
		15,869
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	47,390
LSC Communications, Inc.	187	3,860
R.R. Donnelley & Sons Co.	500	8,695
		59,945
Construction & Engineering - 0.3%
Fluor Corp.	710	37,992
Jacobs Engineering Group, Inc. (a)	90	5,581
Quanta Services, Inc. (a)	40	1,349
		44,922
Electrical Equipment - 0.3%
Eaton Corp. PLC	350	23,279
Emerson Electric Co.	490	27,656
Hubbell, Inc. Class B	40	4,491
		55,426
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	50	5,609
Honeywell International, Inc.	580	66,085
		71,694
Machinery - 2.0%
AGCO Corp.	570	31,806
Cummins, Inc.	130	18,431
Deere & Co.	580	58,116
Flowserve Corp.	90	4,271
Ingersoll-Rand PLC	200	14,908
Oshkosh Corp.	1,400	98,000
PACCAR, Inc.	270	16,781
Parker Hannifin Corp.	110	15,282
Pentair PLC	130	7,470
Snap-On, Inc.	50	8,360
Stanley Black & Decker, Inc.	110	13,049
Timken Co.	200	7,810
Trinity Industries, Inc.	1,200	33,348
WABCO Holdings, Inc. (a)	40	3,940
		331,572
Professional Services - 0.1%
Dun & Bradstreet Corp.	20	2,434
Manpower, Inc.	50	4,271
Robert Half International, Inc.	30	1,346
		8,051
Road & Rail - 1.0%
AMERCO	20	6,829
CSX Corp.	720	25,783
Norfolk Southern Corp.	220	23,421
Ryder System, Inc.	600	46,980
Union Pacific Corp.	630	63,838
		166,851
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	30,072
United Rentals, Inc. (a)	70	7,078
W.W. Grainger, Inc.	50	11,529
		48,679

TOTAL INDUSTRIALS		1,458,338

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	3,400	41,956
Cisco Systems, Inc.	7,640	227,825
Harris Corp.	230	23,819
Juniper Networks, Inc.	100	2,754
		296,354
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	70	4,779
Avnet, Inc.	150	6,884
CDW Corp.	120	6,149
Corning, Inc.	2,910	69,927
Dell Technologies, Inc. (a)	278	14,890
Flextronics International Ltd. (a)	2,800	39,872
Jabil Circuit, Inc.	140	2,961
Keysight Technologies, Inc. (a)	40	1,473
TE Connectivity Ltd.	1,000	67,640
Tech Data Corp. (a)	400	33,948
Vishay Intertechnology, Inc.	1,300	19,695
		268,218
IT Services - 1.7%
IBM Corp.	1,030	167,087
PayPal Holdings, Inc. (a)	1,470	57,742
The Western Union Co.	370	7,781
Xerox Corp.	4,530	42,356
		274,966
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	7,020	243,594
KLA-Tencor Corp.	120	9,581
Lam Research Corp.	90	9,542
Marvell Technology Group Ltd.	130	1,864
Microchip Technology, Inc.	1,505	99,601
Micron Technology, Inc. (a)	780	15,233
Qorvo, Inc. (a)	100	5,341
Qualcomm, Inc.	1,080	73,580
Skyworks Solutions, Inc.	140	10,759
Texas Instruments, Inc.	1,109	81,988
		551,083
Software - 2.6%
Adobe Systems, Inc. (a)	1,030	105,894
ANSYS, Inc. (a)	78	7,334
CA Technologies, Inc.	320	10,227
Microsoft Corp.	1,710	103,045
Oracle Corp.	4,340	174,425
Symantec Corp.	600	14,634
		415,559
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,610	288,457
Hewlett Packard Enterprise Co.	1,900	45,220
HP, Inc.	3,210	49,434
NCR Corp. (a)	1,430	55,413
Seagate Technology LLC	900	36,090
Western Digital Corp.	500	31,830
		506,444

TOTAL INFORMATION TECHNOLOGY		2,312,624

MATERIALS - 4.2%
Chemicals - 2.6%
Ashland Global Holdings, Inc.	50	5,635
Celanese Corp. Class A	110	8,725
CF Industries Holdings, Inc.	500	14,470
Eastman Chemical Co.	510	38,311
Huntsman Corp.	1,500	29,220
LyondellBasell Industries NV Class A	1,090	98,449
PPG Industries, Inc.	955	91,613
RPM International, Inc.	100	5,291
The Dow Chemical Co.	2,285	127,320
The Mosaic Co.	130	3,692
Westlake Chemical Corp.	30	1,775
		424,501
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	520	114,114
Containers & Packaging - 0.6%
Avery Dennison Corp.	20	1,441
Bemis Co., Inc.	70	3,505
Crown Holdings, Inc. (a)	110	5,983
Graphic Packaging Holding Co.	240	3,017
International Paper Co.	610	29,719
Packaging Corp. of America	570	48,313
Sonoco Products Co.	70	3,789
WestRock Co.	111	5,683
		101,450
Metals & Mining - 0.2%
Newmont Mining Corp.	140	4,542
Nucor Corp.	230	14,304
Reliance Steel & Aluminum Co.	60	4,866
		23,712
Paper & Forest Products - 0.1%
Domtar Corp.	500	19,635

TOTAL MATERIALS		683,412

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	31,895
Mack-Cali Realty Corp.	1,000	27,050
Medical Properties Trust, Inc.	1,100	13,112
		72,057
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	3,500	135,205
Verizon Communications, Inc.	4,600	229,540
		364,745
UTILITIES - 3.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	380	22,439
Duke Energy Corp.	500	36,885
Edison International	230	15,817
Entergy Corp.	740	50,860
Eversource Energy	230	11,873
Exelon Corp.	1,910	62,094
FirstEnergy Corp.	1,100	34,419
OGE Energy Corp.	150	4,748
Pinnacle West Capital Corp.	80	5,914
Xcel Energy, Inc.	360	14,044
		259,093
Gas Utilities - 0.4%
National Fuel Gas Co.	1,045	58,917
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	5,350	61,258
Multi-Utilities - 0.7%
Ameren Corp.	190	9,333
DTE Energy Co.	140	13,033
Public Service Enterprise Group, Inc.	2,170	89,643
SCANA Corp.	110	7,758
		119,767

TOTAL UTILITIES		499,035

TOTAL COMMON STOCKS
(Cost $11,456,846)		15,609,254

U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.47% 12/1/16 to 3/2/17 (b)
(Cost $39,987)	$40,000	39,987

Money Market Funds - 4.4%
	Shares
Invesco Government & Agency Portfolio Institutional Class 0.29% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)	712,785	712,785
TOTAL MONEY MARKET FUNDS
(Cost $712,795)		712,795
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $12,209,628)		16,362,036
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(160,346)
NET ASSETS - 100%		$16,201,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	431,120	$16,757

The face value of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,999.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,465,252	$1,465,252	$--	$--
Consumer Staples	818,610	818,610	--	--
Energy	1,399,316	1,399,316	--	--
Financials	4,263,148	4,263,148	--	--
Health Care	2,272,717	2,272,717	--	--
Industrials	1,458,338	1,458,338	--	--
Information Technology	2,312,624	2,312,624	--	--
Materials	683,412	683,412	--	--
Real Estate	72,057	72,057	--	--
Telecommunication Services	364,745	364,745	--	--
Utilities	499,035	499,035	--	--
Other Short-Term Investments	39,987	--	39,987	--
Money Market Funds	712,795	712,795	--	--
Total Investments in Securities:	$16,362,036	$16,322,049	$39,987	$--
Derivative Instruments:
Assets
Futures Contracts	$16,757	$16,757	$--	$--
Total Assets	$16,757	$16,757	$--	$--
Total Derivative Instruments:	$16,757	$16,757	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,757	$0
Total Equity Risk	16,757	0
Total Value of Derivatives	$16,757	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,209,628)		$16,362,036
Cash		10
Receivable for investments sold		149,505
Receivable for fund shares sold		6,208
Dividends receivable		48,326
Interest receivable		10
Receivable for daily variation margin for derivative instruments		2,909
Prepaid expenses		39
Receivable from investment adviser for expense reductions		4,250
Other receivables		332
Total assets		16,573,625
Liabilities
Payable for investments purchased	$164,808
Payable for fund shares redeemed	169,337
Accrued management fee	6,885
Audit fee payable	23,941
Distribution and service plan fees payable	24
Other affiliated payables	1,967
Other payables and accrued expenses	4,973
Total liabilities		371,935
Net Assets		$16,201,690
Net Assets consist of:
Paid in capital		$11,660,861
Undistributed net investment income		124,795
Accumulated undistributed net realized gain (loss) on investments		246,869
Net unrealized appreciation (depreciation) on investments		4,169,165
Net Assets		$16,201,690
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($12,724,577 ÷ 889,321 shares)		$14.31
Class F:
Net Asset Value, offering price and redemption price per share ($3,243,938 ÷ 225,625 shares)		$14.38
Class L:
Net Asset Value, offering price and redemption price per share ($117,028 ÷ 8,180 shares)		$14.31
Class N:
Net Asset Value, offering price and redemption price per share ($116,147 ÷ 8,128 shares)		$14.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$196,184
Interest		694
Total income		196,878
Expenses
Management fee	$41,340
Transfer agent fees	8,930
Distribution and service plan fees	146
Accounting fees and expenses	3,075
Custodian fees and expenses	5,354
Independent trustees' fees and expenses	99
Registration fees	39,271
Audit	31,972
Legal	1,347
Miscellaneous	1,653
Total expenses before reductions	133,187
Expense reductions	(63,402)	69,785
Net investment income (loss)		127,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	292,613
Futures contracts	10,590
Total net realized gain (loss)		303,203
Change in net unrealized appreciation (depreciation) on: Investment securities	925,984
Futures contracts	9,133
Total change in net unrealized appreciation (depreciation)		935,117
Net gain (loss)		1,238,320
Net increase (decrease) in net assets resulting from operations		$1,365,413

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,093	$240,567
Net realized gain (loss)	303,203	875,882
Change in net unrealized appreciation (depreciation)	935,117	(1,971,649)
Net increase (decrease) in net assets resulting from operations	1,365,413	(855,200)
Distributions to shareholders from net investment income	(109,659)	(224,106)
Distributions to shareholders from net realized gain	(490,035)	(795,712)
Total distributions	(599,694)	(1,019,818)
Share transactions - net increase (decrease)	(74,733)	(2,808,946)
Total increase (decrease) in net assets	690,986	(4,683,964)
Net Assets
Beginning of period	15,510,704	20,194,668
End of period	$16,201,690	$15,510,704
Other Information
Undistributed net investment income end of period	$124,795	$107,361

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.83	$14.93	$13.32	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18	.16	.14	.17	.08
Net realized and unrealized gain (loss)	1.10	(.65)	1.23	2.37	2.92	.59
Total from investment operations	1.21	(.47)	1.39	2.51	3.09	.67
Distributions from net investment income	(.10)	(.16)	(.15)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.77)	(.26)	–
Total distributions	(.53)	(.73)	(1.49)C	(.90)D	(.42)	(.02)
Net asset value, end of period	$14.31	$13.63	$14.83	$14.93	$13.32	$10.65
Total ReturnE,F	9.13%	(3.12)%	9.78%	19.66%	29.71%	6.71%
Ratios to Average Net AssetsG
Expenses before reductions	1.71%H	1.32%	1.25%	1.32%	1.30%	1.62%H
Expenses net of fee waivers, if any	.90%H	.97%	.97%	.97%	.97%	.97%H
Expenses net of all reductions	.90%H	.97%	.97%	.97%	.97%	.97%H
Net investment income (loss)	1.59%H	1.30%	1.08%	.97%	1.43%	1.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,725	$12,405	$17,235	$17,565	$15,774	$11,031
Portfolio turnover rateI	27%H	41%	36%	59%	30%	14%H

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$14.87	$14.96	$13.33	$11.91
Income from Investment Operations
Net investment income (loss)B	.12	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.10	(.64)	1.23	2.38	1.62
Total from investment operations	1.22	(.45)	1.40	2.53	1.70
Distributions from net investment income	(.10)	(.16)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.77)	(.18)
Total distributions	(.53)	(.73)	(1.49)C	(.90)D	(.28)
Net asset value, end of period	$14.38	$13.69	$14.87	$14.96	$13.33
Total ReturnE,F	9.17%	(2.97)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsG
Expenses before reductions	1.57%H	1.19%	1.11%	1.26%	.98%H
Expenses net of fee waivers, if any	.80%H	.87%	.87%	.87%	.87%H
Expenses net of all reductions	.80%H	.87%	.87%	.87%	.87%H
Net investment income (loss)	1.69%H	1.40%	1.18%	1.07%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,244	$2,871	$2,717	$1,535	$287
Portfolio turnover rateI	27%H	41%	36%	59%	30%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.11	.17	.16	.08
Net realized and unrealized gain (loss)	1.10	(.64)	1.23	1.38
Total from investment operations	1.21	(.47)	1.39	1.46
Distributions from net investment income	(.10)	(.16)	(.15)	(.08)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.48)
Total distributions	(.53)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$14.31	$13.63	$14.83	$14.93
Total ReturnD,E	9.13%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.66%G	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.97%	.97%	.97%G
Net investment income (loss)	1.59%G	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$118	$121	$111
Portfolio turnover rateH	27%G	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.09	.14	.12	.06
Net realized and unrealized gain (loss)	1.11	(.65)	1.23	1.38
Total from investment operations	1.20	(.51)	1.35	1.44
Distributions from net investment income	(.08)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.48)
Total distributions	(.52)C	(.69)	(1.46)	(.55)
Net asset value, end of period	$14.29	$13.61	$14.81	$14.92
Total ReturnD,E	9.03%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsF
Expenses before reductions	1.92%G	1.53%	1.47%	1.63%G
Expenses net of fee waivers, if any	1.15%G	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.22%	1.22%	1.22%G
Net investment income (loss)	1.34%G	1.05%	.83%	.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$116	$117	$121	$111
Portfolio turnover rateH	27%G	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.432 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,366,447
Gross unrealized depreciation	(243,523)
Net unrealized appreciation (depreciation) on securities	$4,122,924
Tax cost	$12,239,112

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,590 and a change in net unrealized appreciation (depreciation) of $9,133 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,056,459 and $2,631,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Robeco Investment Management, Inc. (d/b/a Boston Partners) have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$146	$146

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$8,812.14
Class L	59.10
Class N	59.10
	$8,930

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Value Multi-Manager		.90%	$ 50,754
Class F	.80%(a)	.81%(b)	11,750
Class L		.90%	450
Class N		1.15%	448

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Value Multi-Manager	$87,696	$189,181
Class F	20,413	32,578
Class L	837	1,321
Class N	713	1,026
Total	$109,659	$224,106
From net realized gain
Value Multi-Manager	$391,683	$670,943
Class F	90,912	115,398
Class L	3,730	4,693
Class N	3,710	4,678
Total	$490,035	$795,712

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Value Multi-Manager
Shares sold	65,345	110,604	$890,399	$1,479,116
Reinvestment of distributions	35,793	63,359	479,379	859,873
Shares redeemed	(122,040)	(426,124)	(1,637,827)	(5,537,796)
Net increase (decrease)	(20,902)	(252,161)	$(268,049)	$(3,198,807)
Class F
Shares sold	45,382	82,176	$615,819	$1,120,335
Reinvestment of distributions	8,271	10,876	111,325	147,976
Shares redeemed	(37,798)	(66,013)	(521,676)	(890,168)
Net increase (decrease)	15,855	27,039	$205,468	$378,143
Reinvestment of distributions	341	443	4,567	6,014
Shares redeemed	(795)	–	(10,607)	–
Net increase (decrease)	(454)	443	$(6,040)	$6,014
Reinvestment of distributions	330	420	4,423	5,704
Shares redeemed	(790)	–	(10,535)	–
Net increase (decrease)	(460)	420	$(6,112)	$5,704

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Value Multi-Manager	.90%
Actual		$1,000.00	$1,091.30	$4.72
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.80%
Actual		$1,000.00	$1,091.70	$4.19
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class L	.90%
Actual		$1,000.00	$1,091.30	$4.72
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,090.30	$6.03
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Value Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), LSV Asset Management (LSV), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, FIAM, LSV, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the second quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that Class F had out-performed 57% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015. The Board considered that, in general, various factors can affect total expenses. The Board also considered an alternative expense comparison analysis compared to a universe of no-load funds (higher 12b-1 fee classes designed specifically for retirement plans). The Board noted that, under this alternative competitive analysis, the total expenses for the retail class and Class L ranked below median. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2d

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Value Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	11,151,835.27	89.860
Against	662,878.77	5.341
Abstain	595,609.79	4.799
TOTAL	12,410,323.83	100.000

PROPOSAL 4c

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Value Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	11,814,714.04	95.201
Against	00.00	0.000
Abstain	595,609.79	4.799
TOTAL	12,410,323.83	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMV-F-SANN-0117
1.951457.103

Strategic Advisers® Core Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.8	3.5
U.S. Bancorp(a)	2.8	2.4
Honeywell International, Inc.	2.4	1.7
Microsoft Corp.	2.2	2.2
Apple, Inc.	2.1	2.1
Bank of America Corp.(a)	1.9	1.0
Pfizer, Inc.	1.7	1.5
Comcast Corp. Class A	1.7	2.0
General Electric Co.(a)	1.6	1.1
PepsiCo, Inc.	1.5	1.6
	20.7

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.3	18.8
Financials	14.3	14.0
Consumer Discretionary	12.4	11.8
Health Care	11.3	13.9
Industrials	11.1	12.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	94.4%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

As of May 31, 2016
Common Stocks	93.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
Delphi Automotive PLC	1,622	$103,808
Automobiles - 0.2%
General Motors Co.	4,126	142,471
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	4,495	83,607
Las Vegas Sands Corp.	217	13,599
MGM Mirage, Inc. (a)	4,240	121,730
Red Rock Resorts, Inc.	1,380	31,630
Royal Caribbean Cruises Ltd.	1,560	126,313
Starbucks Corp.	3,591	208,170
Yum! Brands, Inc.	161	10,206
		595,255
Household Durables - 0.7%
D.R. Horton, Inc.	4,150	115,038
Harman International Industries, Inc.	491	53,701
Newell Brands, Inc.	3,460	162,655
PulteGroup, Inc.	1,942	36,626
Toll Brothers, Inc. (a)	1,193	35,384
		403,404
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	534	400,804
Priceline Group, Inc. (a)	62	93,228
		494,032
Media - 6.5%
CBS Corp. Class B	4,045	245,612
Charter Communications, Inc. Class A (a)	845	232,637
Comcast Corp. Class A	13,523	939,984
DISH Network Corp. Class A (a)	2,174	124,896
Liberty Media Corp. Liberty SiriusXM Class A (a)	3,153	114,454
MSG Network, Inc. Class A (a)	3,748	76,647
SKY PLC	8,285	80,960
The Madison Square Garden Co. (a)	2,325	403,713
The Walt Disney Co.	3,746	371,304
Time Warner, Inc.	8,908	817,933
Twenty-First Century Fox, Inc. Class A	7,461	209,729
Viacom, Inc. Class B (non-vtg.)	808	30,284
		3,648,153
Multiline Retail - 0.3%
Macy's, Inc.	1,686	71,149
Target Corp.	1,277	98,635
		169,784
Specialty Retail - 2.6%
AutoZone, Inc. (a)	130	101,813
Home Depot, Inc.	3,787	490,038
Lowe's Companies, Inc.	6,868	484,537
O'Reilly Automotive, Inc. (a)	408	111,996
TJX Companies, Inc.	3,392	265,729
		1,454,113
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	45	2,253

TOTAL CONSUMER DISCRETIONARY		7,013,273

CONSUMER STAPLES - 8.5%
Beverages - 3.5%
Coca-Cola European Partners PLC	9,005	292,302
Constellation Brands, Inc. Class A (sub. vtg.)	732	110,634
Diageo PLC	1,066	26,653
Molson Coors Brewing Co. Class B	5,708	559,555
PepsiCo, Inc.	8,705	871,371
The Coca-Cola Co.	2,359	95,186
		1,955,701
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,287	193,192
CVS Health Corp.	3,893	299,333
Kroger Co.	11,336	366,153
Walgreens Boots Alliance, Inc.	2,148	182,000
		1,040,678
Food Products - 1.4%
Mead Johnson Nutrition Co. Class A	1,133	81,678
Mondelez International, Inc.	8,124	335,034
The Hershey Co.	3,769	364,236
		780,948
Household Products - 0.7%
Kimberly-Clark Corp.	1,075	124,281
Procter & Gamble Co.	3,316	273,437
		397,718
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,351
Tobacco - 1.0%
Altria Group, Inc.	4,748	303,540
Philip Morris International, Inc.	1,120	98,874
Reynolds American, Inc.	3,443	186,266
		588,680

TOTAL CONSUMER STAPLES		4,768,076

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	183	11,772
Schlumberger Ltd.	4,896	411,509
		423,281
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	624	43,150
Apache Corp.	1,133	74,721
Cheniere Energy, Inc. (a)	1,419	57,980
Chevron Corp.	3,890	433,968
Concho Resources, Inc. (a)	1,055	150,886
ConocoPhillips Co.	2,702	131,101
Diamondback Energy, Inc. (a)	1,734	187,012
Enbridge, Inc.	6,293	264,687
EOG Resources, Inc.	5,372	550,737
EQT Corp.	2,882	201,971
Exxon Mobil Corp.	3,457	301,796
Imperial Oil Ltd.	1,513	51,800
Kinder Morgan, Inc.	4,106	91,153
Occidental Petroleum Corp.	2,848	203,233
Pioneer Natural Resources Co.	1,605	306,619
Suncor Energy, Inc.	3,761	119,776
The Williams Companies, Inc.	11,772	361,400
TransCanada Corp.	1,922	86,320
Valero Energy Corp.	1,406	86,553
		3,704,863

TOTAL ENERGY		4,128,144

FINANCIALS - 14.3%
Banks - 9.3%
Bank of America Corp. (b)	49,834	1,052,494
Citigroup, Inc. (b)	12,937	729,517
East West Bancorp, Inc.	1,672	80,055
JPMorgan Chase & Co. (b)	7,932	635,908
KeyCorp	8,287	143,448
PNC Financial Services Group, Inc.	547	60,465
Standard Chartered PLC (United Kingdom) (a)	795	6,377
SVB Financial Group (a)	569	89,919
U.S. Bancorp (b)	32,081	1,591,859
Wells Fargo & Co.	15,645	827,933
		5,217,975
Capital Markets - 2.6%
Bank of New York Mellon Corp.	3,803	180,338
Charles Schwab Corp. (b)	8,153	315,195
Goldman Sachs Group, Inc.	930	203,940
IntercontinentalExchange, Inc.	2,770	153,458
Morgan Stanley(b)	8,152	337,167
S&P Global, Inc.	1,487	176,938
State Street Corp.	1,412	111,266
		1,478,302
Consumer Finance - 0.4%
Discover Financial Services	3,074	208,325
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	2,236	352,036
Insurance - 1.4%
American International Group, Inc.	157	9,943
Aon PLC	840	95,844
Arthur J. Gallagher & Co.	1,620	81,567
Chubb Ltd.	1,344	172,032
Everest Re Group Ltd.	309	65,060
Hartford Financial Services Group, Inc.	2,624	123,643
Marsh & McLennan Companies, Inc.	459	31,813
MetLife, Inc.	4,200	231,042
		810,944

TOTAL FINANCIALS		8,067,582

HEALTH CARE - 11.3%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	834	102,240
Amgen, Inc.	366	52,730
Biogen, Inc. (a)	786	231,139
BioMarin Pharmaceutical, Inc. (a)	715	61,225
Celgene Corp. (a)	2,038	241,523
Gilead Sciences, Inc.	1,168	86,082
Intercept Pharmaceuticals, Inc. (a)	100	10,112
Regeneron Pharmaceuticals, Inc. (a)	23	8,723
Vertex Pharmaceuticals, Inc. (a)	2,060	168,117
		961,891
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	4,747	180,718
Becton, Dickinson & Co.	24	4,058
Boston Scientific Corp. (a)	10,610	217,081
Danaher Corp.	6,417	501,617
Medtronic PLC	884	64,541
Zimmer Biomet Holdings, Inc.	2,113	215,230
		1,183,245
Health Care Providers & Services - 2.1%
Aetna, Inc.	2,112	276,334
Anthem, Inc.	93	13,255
Cigna Corp.	198	26,679
Express Scripts Holding Co.(a)	322	24,433
Humana, Inc.	587	124,820
McKesson Corp.	389	55,942
UnitedHealth Group, Inc.	4,188	663,044
		1,184,507
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,401	61,616
Illumina, Inc. (a)	468	62,310
		123,926
Pharmaceuticals - 5.2%
Allergan PLC	1,355	263,277
AstraZeneca PLC sponsored ADR	440	11,502
Bayer AG	31	2,919
Bristol-Myers Squibb Co.	4,363	246,248
Eli Lilly & Co.	2,498	167,666
GlaxoSmithKline PLC sponsored ADR	2,505	94,664
Johnson & Johnson	2,878	320,321
Merck & Co., Inc.	1,925	117,791
Novartis AG sponsored ADR	133	9,145
Pfizer, Inc.	30,073	966,546
Sanofi SA	244	19,666
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,523	57,417
Zoetis, Inc. Class A	12,822	645,972
		2,923,134

TOTAL HEALTH CARE		6,376,703

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.4%
General Dynamics Corp.	815	142,910
Lockheed Martin Corp.	1,482	393,101
Northrop Grumman Corp.	1,936	483,322
The Boeing Co.	450	67,752
United Technologies Corp.	2,314	249,264
		1,336,349
Air Freight & Logistics - 0.2%
FedEx Corp.	199	38,142
United Parcel Service, Inc. Class B (b)	644	74,652
		112,794
Airlines - 0.8%
Delta Air Lines, Inc.	4,859	234,107
United Continental Holdings, Inc. (a)	2,619	180,580
		414,687
Building Products - 0.5%
Allegion PLC	1,868	124,988
Masco Corp.	4,878	154,389
Tyco International Ltd.	188	8,456
		287,833
Electrical Equipment - 1.0%
Eaton Corp. PLC	2,365	157,296
Fortive Corp.	7,444	409,346
		566,642
Industrial Conglomerates - 4.0%
General Electric Co. (b)	29,210	898,500
Honeywell International, Inc.	11,941	1,360,558
		2,259,058
Machinery - 0.7%
Caterpillar, Inc.	79	7,549
Deere & Co.	288	28,858
PACCAR, Inc.	1,685	104,723
Snap-On, Inc.	432	72,230
Stanley Black & Decker, Inc.	1,591	188,740
		402,100
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.	1,068	163,488
CSX Corp.	1,723	61,701
Norfolk Southern Corp.	287	30,554
Union Pacific Corp.	5,903	598,151
		853,894

TOTAL INDUSTRIALS		6,233,357

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	10,032	299,154
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	9,273	632,975
TE Connectivity Ltd.	2,064	139,609
		772,584
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A (a)	164	127,244
Class C (a)	2,112	1,600,984
eBay, Inc. (a)	9,322	259,245
Facebook, Inc. Class A (a)	5,592	662,205
Velti PLC (a)(c)	976	3
		2,649,681
IT Services - 2.7%
Accenture PLC Class A	1,853	221,304
Cognizant Technology Solutions Corp. Class A (a)	437	24,070
Fidelity National Information Services, Inc.	2,216	171,053
First Data Corp. Class A (a)	1,218	17,746
IBM Corp.	1,979	321,033
MasterCard, Inc. Class A (b)	826	84,417
PayPal Holdings, Inc. (a)	492	19,326
Visa, Inc. Class A	8,304	642,065
		1,501,014
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	10,615	788,058
Broadcom Ltd.	2,927	499,024
Intel Corp.	6,283	218,020
Lam Research Corp.	818	86,724
Micron Technology, Inc. (a)	3,439	67,164
NVIDIA Corp.	614	56,611
NXP Semiconductors NV (a)	833	82,592
Qualcomm, Inc.	6,322	430,718
Texas Instruments, Inc.	7,987	590,479
Xilinx, Inc.	4,979	268,766
		3,088,156
Software - 3.2%
Adobe Systems, Inc. (a)	2,316	238,108
Microsoft Corp.	20,659	1,244,911
Oracle Corp.	3,000	120,570
Salesforce.com, Inc. (a)	200	14,400
Take-Two Interactive Software, Inc. (a)	2,451	120,663
Workday, Inc. Class A (a)	1,000	84,320
		1,822,972
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	10,822	1,196,047
HP, Inc.	5,968	91,907
		1,287,954

TOTAL INFORMATION TECHNOLOGY		11,421,515

MATERIALS - 3.7%
Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	3,467	255,206
Eastman Chemical Co.	2,573	193,284
LyondellBasell Industries NV Class A	374	33,780
Monsanto Co.	5,948	610,919
PPG Industries, Inc.	70	6,715
Praxair, Inc.	4,707	566,252
The Dow Chemical Co.	3,013	167,884
The Mosaic Co.	2,406	68,330
		1,902,370
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)	1,826	90,880
Crown Holdings, Inc. (a)	2,165	117,754
		208,634

TOTAL MATERIALS		2,111,004

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	102	10,432
AvalonBay Communities, Inc.	892	146,725
Crown Castle International Corp.	3,373	281,511
Kimco Realty Corp.	4,225	107,907
MGM Growth Properties LLC	1,442	34,608
Public Storage	28	5,860
		587,043
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	9,569	369,650
Verizon Communications, Inc.	10,484	523,152
		892,802
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	984	53,343

TOTAL TELECOMMUNICATION SERVICES		946,145

UTILITIES - 2.7%
Electric Utilities - 2.4%
Edison International	1,766	121,448
Exelon Corp.	1,417	46,067
Fortis, Inc.	3,890	115,844
Fortis, Inc.	3,597	107,216
NextEra Energy, Inc.	4,508	514,949
PG&E Corp.	1,656	97,373
PPL Corp.	8,257	276,279
Xcel Energy, Inc.	2,461	96,004
		1,375,180
Multi-Utilities - 0.3%
Ameren Corp.	1,713	84,143
CMS Energy Corp.	1,710	68,776
		152,919

TOTAL UTILITIES		1,528,099

TOTAL COMMON STOCKS
(Cost $41,965,809)		53,180,941

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)
(Cost $6,909)	151	5,508

Equity Funds - 0.4%
Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF
(Cost $197,442)	719	197,056
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.37% 12/22/16 to 2/2/17 (d)
(Cost $79,964)	$80,000	79,959
	Shares

Money Market Funds - 4.9%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $2,773,433)	2,773,433	2,773,433
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $45,023,557)		56,236,897
NET OTHER ASSETS (LIABILITIES) - 0.2%		91,211
NET ASSETS - 100%		$56,328,108

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	14	$336	$(4,550)
Bank of America Corp.	1/20/17 - $20.00	21	924	(3,297)
Charles Schwab Corp.	1/20/17 - $35.00	2	123	(830)
Citigroup, Inc.	1/20/17 - $50.00	3	609	(2,063)
Citigroup, Inc.	1/20/17 - $55.00	3	132	(885)
Citigroup, Inc.	2/17/17 - $60.00	2	238	(247)
General Electric	1/20/17 - $32.00	6	186	(138)
JPMorgan Chase & Co.	1/20/17 - $70.00	7	1,009	(7,262)
JPMorgan Chase & Co.	1/20/17 - $85.00	1	51	(69)
MasterCard, Inc. Class A	1/20/17 - $105.00	1	281	(158)
Morgan Stanley	1/20/17 - $36.00	3	138	(1,740)
U.S. Bancorp	1/20/17 - $50.00	3	111	(285)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	2	284	(960)
TOTAL WRITTEN OPTIONS			$4,422	$(22,484)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	1,649,100	$25,577

The face value of futures purchased as a percentage of Net Assets is 2.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,900,088.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $270,054.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,511 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,959.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,018,781	$7,013,273	$--	$5,508
Consumer Staples	4,768,076	4,741,423	26,653	--
Energy	4,128,144	4,128,144	--	--
Financials	8,067,582	8,067,582	--	--
Health Care	6,376,703	6,354,118	22,585	--
Industrials	6,233,357	6,233,357	--	--
Information Technology	11,421,515	11,421,512	3	--
Materials	2,111,004	2,111,004	--	--
Real Estate	587,043	587,043	--	--
Telecommunication Services	946,145	946,145	--	--
Utilities	1,528,099	1,528,099	--	--
Equity Funds	197,056	197,056	--	--
Other Short-Term Investments	79,959	--	79,959	--
Money Market Funds	2,773,433	2,773,433	--	--
Total Investments in Securities:	$56,236,897	$56,102,189	$129,200	$5,508
Derivative Instruments:
Assets
Futures Contracts	$25,577	$25,577	$--	$--
Total Assets	$25,577	$25,577	$--	$--
Liabilities
Written Options	$(22,484)	$(22,484)	$--	$--
Total Liabilities	$(22,484)	$(22,484)	$--	$--
Total Derivative Instruments:	$3,093	$3,093	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$25,577	$0
Written Options(b)	0	(22,484)
Total Equity Risk	25,577	(22,484)
Total Value of Derivatives	$25,577	$(22,484)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,023,557)		$56,236,897
Receivable for investments sold		1,116,621
Receivable for fund shares sold		8,201
Dividends receivable		119,737
Interest receivable		44
Prepaid expenses		121
Receivable from investment adviser for expense reductions		3,140
Other receivables		3,570
Total assets		57,488,331
Liabilities
Payable for investments purchased	$965,972
Payable for fund shares redeemed	60,600
Accrued management fee	27,642
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	3,750
Written options, at value (premium received $4,422)	22,484
Other affiliated payables	5,845
Other payables and accrued expenses	73,905
Total liabilities		1,160,223
Net Assets		$56,328,108
Net Assets consist of:
Paid in capital		$43,217,508
Undistributed net investment income		248,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,641,133
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,220,808
Net Assets		$56,328,108
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($52,831,115 ÷ 4,352,427 shares)		$12.14
Class F:
Net Asset Value, offering price and redemption price per share ($3,253,465 ÷ 266,892 shares)		$12.19
Class L:
Net Asset Value, offering price and redemption price per share ($122,228 ÷ 10,069 shares)		$12.14
Class N:
Net Asset Value, offering price and redemption price per share ($121,300 ÷ 10,008 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$509,193
Interest		4,406
Total income		513,599
Expenses
Management fee	$169,091
Transfer agent fees	25,842
Distribution and service plan fees	153
Accounting fees and expenses	10,948
Custodian fees and expenses	47,101
Independent trustees' fees and expenses	349
Registration fees	38,221
Audit	31,972
Legal	4,401
Miscellaneous	2,024
Total expenses before reductions	330,102
Expense reductions	(78,050)	252,052
Net investment income (loss)		261,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,192,595
Foreign currency transactions	830
Futures contracts	182,548
Written options	434
Total net realized gain (loss)		2,376,407
Change in net unrealized appreciation (depreciation) on: Investment securities	724,169
Assets and liabilities in foreign currencies	(10)
Futures contracts	(84,130)
Written options	(18,062)
Total change in net unrealized appreciation (depreciation)		621,967
Net gain (loss)		2,998,374
Net increase (decrease) in net assets resulting from operations		$3,259,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,547	$490,739
Net realized gain (loss)	2,376,407	3,376,503
Change in net unrealized appreciation (depreciation)	621,967	(3,873,441)
Net increase (decrease) in net assets resulting from operations	3,259,921	(6,199)
Distributions to shareholders from net investment income	(187,938)	(513,897)
Distributions to shareholders from net realized gain	(2,940,130)	(4,359,150)
Total distributions	(3,128,068)	(4,873,047)
Share transactions - net increase (decrease)	732,447	(3,202,704)
Total increase (decrease) in net assets	864,300	(8,081,950)
Net Assets
Beginning of period	55,463,808	63,545,758
End of period	$56,328,108	$55,463,808
Other Information
Undistributed net investment income end of period	$248,659	$175,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$13.07	$14.28	$13.02	$10.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10	.10	.11	.13	.05
Net realized and unrealized gain (loss)	.66	(.04)	1.28	2.27	2.60	.57
Total from investment operations	.71	.06	1.38	2.38	2.73	.62
Distributions from net investment income	(.04)	(.11)	(.12)	(.11)	(.12)	(.01)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(1.02)	(.20)	–
Total distributions	(.68)	(1.02)	(2.59)	(1.12)C	(.32)	(.01)
Net asset value, end of period	$12.14	$12.11	$13.07	$14.28	$13.02	$10.61
Total ReturnD,E	6.07%	.61%	10.70%	19.49%	26.33%	6.24%
Ratios to Average Net AssetsF
Expenses before reductions	1.18%G	1.20%	1.14%	1.21%	1.03%	1.10%G
Expenses net of fee waivers, if any	.90%G	.97%	.97%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.97%	.97%	.97%	.96%	.97%G
Net investment income (loss)	.92%G	.84%	.78%	.80%	1.12%	.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$52,831	$52,330	$60,606	$60,938	$67,623	$53,266
Portfolio turnover rateH	158%G	143%	151%	134%	95%	77%G

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$13.10	$14.30	$13.02	$11.62
Income from Investment Operations
Net investment income (loss)B	.06	.11	.11	.12	.06
Net realized and unrealized gain (loss)	.66	(.04)	1.28	2.28	1.46
Total from investment operations	.72	.07	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.11)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(1.02)	(.04)
Total distributions	(.68)	(1.02)	(2.59)	(1.12)C	(.12)
Net asset value, end of period	$12.19	$12.15	$13.10	$14.30	$13.02
Total ReturnD,E	6.13%	.69%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	1.08%G	1.10%	1.05%	1.11%	.96%G
Expenses net of fee waivers, if any	.80%G	.87%	.87%	.87%	.87%G
Expenses net of all reductions	.80%G	.87%	.87%	.87%	.86%G
Net investment income (loss)	1.02%G	.93%	.88%	.90%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,253	$2,891	$2,698	$1,527	$285
Portfolio turnover rateH	158%G	143%	151%	134%	95%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.05	.10	.10	.07
Net realized and unrealized gain (loss)	.66	(.04)	1.27	1.19
Total from investment operations	.71	.06	1.37	1.26
Distributions from net investment income	(.04)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(.41)
Total distributions	(.68)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$12.14	$12.11	$13.07	$14.29
Total ReturnC,D	6.07%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.18%F	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.97%	.97%	.97%F
Net investment income (loss)	.92%F	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$122	$122	$121	$109
Portfolio turnover rateG	158%F	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.07	.07	.05
Net realized and unrealized gain (loss)	.65	(.04)	1.28	1.18
Total from investment operations	.69	.03	1.35	1.23
Distributions from net investment income	(.03)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.64)	(.91)	(2.47)	(.41)
Total distributions	(.67)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$12.12	$12.10	$13.06	$14.27
Total ReturnD,E	5.88%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.43%G	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.22%	1.22%	1.22%G
Net investment income (loss)	.68%G	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$121	$121	$121	$109
Portfolio turnover rateH	158%G	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$11,588,534
Gross unrealized depreciation	(781,162)
Net unrealized appreciation (depreciation) on securities	$10,807,372
Tax cost	$45,429,525

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$182,548	$(84,130)
Written Options	434	(18,062)
Total Equity Risk	$182,982	$(102,192)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	–	$–
Options Opened	90	5,648
Options Exercised	–	–
Options Closed	(22)	(1,226)
Options Expired	–	–
Outstanding at end of period	68	$4,422

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $41,972,472 and $43,438,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Sub-Advisers. AllianceBernstein, L.P. (AB), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Oppenheimer Funds, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners), T. Rowe Price Associates, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$153	$153

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$25,724.10
Class L	59.10
Class N	59.10
	$25,842

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $169 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Core Multi-Manager		.90%	$73,442
Class F	.80%(a)	.81%(b)	4,254
Class L		.90%	170
Class N		1.15%	170

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Core Multi-Manager	$177,575	$487,696
Class F	9,660	24,473
Class L	413	1,009
Class N	290	719
Total	$187,938	$513,897
From net realized gain
Core Multi-Manager	$2,776,231	$4,135,487
Class F	151,030	206,573
Class L	6,451	8,557
Class N	6,418	8,533
Total	$2,940,130	$4,359,150

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Core Multi-Manager
Shares sold	65,249	96,245	$778,943	$1,129,447
Reinvestment of distributions	251,388	384,610	2,953,806	4,623,183
Shares redeemed	(285,117)	(796,791)	(3,342,074)	(9,362,604)
Net increase (decrease)	31,520	(315,936)	$390,675	$(3,609,974)
Class F
Shares sold	51,950	92,805	$618,556	$1,114,584
Reinvestment of distributions	13,629	19,171	160,690	231,046
Shares redeemed	(36,521)	(80,075)	(437,568)	(957,178)
Net increase (decrease)	29,058	31,901	$341,678	$388,452
Class L
Reinvestment of distributions	584	796	6,863	9,566
Shares redeemed	(578)	–	(6,762)	–
Net increase (decrease)	6	796	$101	$9,566
Class N
Reinvestment of distributions	571	769	6,708	9,252
Shares redeemed	(575)	–	(6,715)	–
Net increase (decrease)	(4)	769	$(7)	$9,252

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 90% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Core Multi-Manager	.90%
Actual		$1,000.00	$1,060.70	$4.65
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.80%
Actual		$1,000.00	$1,061.30	$4.13
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class L	.90%
Actual		$1,000.00	$1,060.70	$4.65
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,058.80	$5.94
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with T. Rowe Price Associates, Inc. (T. Rowe Price) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to T. Rowe Price, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding T. Rowe Price, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board also considered the information provided by T. Rowe Price in June 2016 in connection with the 2016 annual renewal of the Current Sub-Advisory Agreement.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered T. Rowe Price's representation that that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board noted that it considered historical investment performance of T. Rowe Price in managing fund assets in connection with its renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting and that it will consider such information at its September 2016 meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to T. Rowe Price at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to T. Rowe Price in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to T. Rowe Price, on behalf of the fund, compared to the fees that would be paid under the Current Sub-Advisory Agreement. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to T. Rowe Price as assets allocated to T. Rowe Price grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged there under will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve two new investment advisory agreements (the New Sub-Advisory Agreements) with FIAM LLC (FIAM) for the fund to add two new investment mandates to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each New Sub-Advisory Agreement.

In considering whether to approve each New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandates approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under each New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under each New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under each New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under each New Sub-Advisory Agreement than the investment mandates approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under each New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under each New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under similar investment mandates.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing each New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to FIAM under each New Sub-Advisory Agreement and the impact on total net expenses of the fund, if any, as a result of the New Sub-Advisory Agreements.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that each New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of each New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement with respect to one of the new investment mandates provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow. With respect to the other investment mandate, the Board noted that although the fee schedule does not include breakpoints, the fee schedule is the lowest fee schedule offered by FIAM for the investment mandate.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that each New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. The Board also approved an amendment to the sub-advisory agreement with T. Rowe Price, which has the potential to lower the amount of the fees paid by Strategic Advisers to T. Rowe Price, on behalf of the fund. The Board noted that the terms of the amended sub-advisory agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule. The Board also noted that the amended sub-advisory agreements would not result in changes to the nature, extent, and quality of services provided to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreements with FIAM and T. Rowe Price is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, FIAM, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the first quartile for the one-year period and the second quartile for the three year period ended December 31, 2015. The Board also noted that Class F out-performed 77% and 59% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2a

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to FIAM's Sector Managed strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000

PROPOSAL 2b

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000

PROPOSAL 4a

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Core Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	48,989,698.04	87.976
Against	515,760.11	0.926
Abstain	6,179,974.42	11.098
TOTAL	55,685,432.57	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMC-L-MMC-N-SANN-0117
1.9585622.103

Strategic Advisers® Growth Multi-Manager Fund Class F Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity SAI U.S. Quality Index Fund	5.3	0.0
Fidelity Blue Chip Growth Fund	5.3	0.0
Facebook, Inc. Class A	3.7	3.8
Amazon.com, Inc.	3.6	3.9
Microsoft Corp.	3.3	2.2
Apple, Inc.	2.8	3.1
Alphabet, Inc. Class C	2.1	2.2
Alphabet, Inc. Class A	2.0	2.4
Visa, Inc. Class A	1.6	2.7
Comcast Corp. Class A	1.5	1.6
	31.2

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	33.0
Consumer Discretionary	14.6	18.6
Health Care	13.3	15.5
Consumer Staples	8.4	10.1
Industrials	7.9	8.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	83.4%
Large Growth Funds	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

As of May 31, 2016
Common Stocks	95.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.9%
Lear Corp.	3,002	$388,789
The Goodyear Tire & Rubber Co.	4,291	131,691
		520,480
Automobiles - 0.3%
Thor Industries, Inc.	1,760	177,003
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	2,031	107,866
Carnival Corp. unit	4,026	206,977
Domino's Pizza, Inc.	2,176	365,655
Marriott International, Inc. Class A	998	78,622
McDonald's Corp.	274	32,680
Wyndham Worldwide Corp.	2,131	153,411
Yum China Holdings, Inc. (a)	4,979	140,009
Yum! Brands, Inc.	6,161	390,546
		1,475,766
Household Durables - 0.6%
D.R. Horton, Inc.	7,513	208,260
Mohawk Industries, Inc. (a)	563	111,159
Tupperware Brands Corp.	724	40,139
		359,558
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	2,774	2,082,081
Priceline Group, Inc. (a)	160	240,589
		2,322,670
Media - 2.5%
Charter Communications, Inc. Class A (a)	1,077	296,509
Comcast Corp. Class A	12,266	852,610
The Walt Disney Co.	2,870	284,474
		1,433,593
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,557	137,265
Specialty Retail - 3.0%
AutoZone, Inc. (a)	383	299,958
Dick's Sporting Goods, Inc.	3,145	185,775
Foot Locker, Inc.	2,888	206,983
Gap, Inc.	5,062	126,398
Home Depot, Inc.	4,091	529,375
Lowe's Companies, Inc.	1,304	91,997
Ross Stores, Inc.	2,155	145,656
Urban Outfitters, Inc. (a)	4,032	127,411
		1,713,553
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	3,266	186,129
Michael Kors Holdings Ltd. (a)	2,753	127,987
		314,116

TOTAL CONSUMER DISCRETIONARY		8,454,004

CONSUMER STAPLES - 8.4%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.)	1,127	170,335
Molson Coors Brewing Co. Class B	2,142	209,980
Monster Beverage Corp. (a)	10,359	463,565
PepsiCo, Inc.	4,111	411,511
The Coca-Cola Co.	10,082	406,809
		1,662,200
Food & Staples Retailing - 1.2%
CVS Health Corp.	4,604	354,002
Sysco Corp.	1,690	89,993
Wal-Mart Stores, Inc.	3,810	268,338
		712,333
Food Products - 2.3%
Archer Daniels Midland Co.	4,975	215,069
Danone SA sponsored ADR	29,945	374,073
Ingredion, Inc.	1,210	142,030
Mondelez International, Inc.	3,513	144,876
Pilgrim's Pride Corp.	3,115	54,855
Pinnacle Foods, Inc.	2,760	136,786
The J.M. Smucker Co.	1,336	168,269
Tyson Foods, Inc. Class A	1,976	112,257
		1,348,215
Household Products - 0.7%
Procter & Gamble Co.	4,631	381,872
Personal Products - 0.5%
Coty, Inc. Class A	5,928	110,913
Estee Lauder Companies, Inc. Class A	2,312	179,642
		290,555
Tobacco - 0.8%
Altria Group, Inc.	3,730	238,459
Philip Morris International, Inc.	1,873	165,348
Reynolds American, Inc.	835	45,174
		448,981

TOTAL CONSUMER STAPLES		4,844,156

ENERGY - 0.6%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	3,704	311,321
Oil, Gas & Consumable Fuels - 0.1%
Parsley Energy, Inc. Class A (a)	1,454	55,470

TOTAL ENERGY		366,791

FINANCIALS - 3.0%
Banks - 0.4%
Bank of America Corp.	10,783	227,737
Capital Markets - 1.5%
Bank of New York Mellon Corp.	5,955	282,386
FactSet Research Systems, Inc.	1,393	223,117
Greenhill & Co., Inc.	180	4,986
SEI Investments Co.	7,207	340,026
		850,515
Consumer Finance - 0.6%
American Express Co.	2,397	172,680
Discover Financial Services	2,871	194,568
		367,248
Insurance - 0.5%
MetLife, Inc.	3,094	170,201
Prudential Financial, Inc.	1,437	144,562
		314,763

TOTAL FINANCIALS		1,760,263

HEALTH CARE - 13.3%
Biotechnology - 4.5%
AbbVie, Inc.	3,647	221,738
Alexion Pharmaceuticals, Inc. (a)	283	34,693
Amgen, Inc.	5,108	735,910
Biogen, Inc. (a)	734	215,847
Celgene Corp. (a)	4,486	531,636
Gilead Sciences, Inc.	7,728	569,554
Regeneron Pharmaceuticals, Inc. (a)	723	274,191
		2,583,569
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. (a)	5,486	454,515
Hologic, Inc. (a)	4,206	161,006
Medtronic PLC	2,098	153,175
Stryker Corp.	978	111,159
The Cooper Companies, Inc.	1,135	186,696
Varian Medical Systems, Inc. (a)	3,144	282,426
		1,348,977
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,389	181,737
Express Scripts Holding Co. (a)	2,645	200,703
HCA Holdings, Inc. (a)	2,776	196,791
Laboratory Corp. of America Holdings (a)	1,716	215,959
McKesson Corp.	738	106,132
UnitedHealth Group, Inc.	3,675	581,826
		1,483,148
Health Care Technology - 0.4%
Cerner Corp. (a)	4,955	246,660
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	3,473	486,602
Waters Corp. (a)	878	118,152
		604,754
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	810	45,716
Eli Lilly & Co.	5,983	401,579
Merck & Co., Inc.	6,481	396,572
Novartis AG sponsored ADR	3,389	233,028
Novo Nordisk A/S Series B sponsored ADR	9,966	334,858
		1,411,753

TOTAL HEALTH CARE		7,678,861

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,262	221,292
Lockheed Martin Corp.	610	161,803
Northrop Grumman Corp.	2,587	645,845
Orbital ATK, Inc.	643	54,867
Spirit AeroSystems Holdings, Inc. Class A	1,700	99,025
Textron, Inc.	3,297	151,761
United Technologies Corp.	1,788	192,603
		1,527,196
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	6,949	366,490
FedEx Corp.	746	142,986
United Parcel Service, Inc. Class B	2,967	343,935
		853,411
Airlines - 0.7%
Copa Holdings SA Class A	981	87,181
Delta Air Lines, Inc.	5,143	247,790
JetBlue Airways Corp. (a)	4,009	80,541
		415,512
Building Products - 0.9%
Lennox International, Inc.	447	66,455
Owens Corning	8,547	439,145
		505,600
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	660	119,533
Machinery - 1.1%
Deere & Co.	2,989	299,498
Ingersoll-Rand PLC	3,325	247,846
Oshkosh Corp.	1,640	114,800
		662,144
Road & Rail - 0.3%
Union Pacific Corp.	1,537	155,744
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	3,097	121,526
United Rentals, Inc. (a)	2,004	202,624
		324,150

TOTAL INDUSTRIALS		4,563,290

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	25,336	755,520
Juniper Networks, Inc.	8,145	224,313
		979,833
Internet Software & Services - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,106	574,086
Alphabet, Inc.:
Class A (a)	1,487	1,153,734
Class C (a)	1,626	1,232,573
Dropbox, Inc. (a)(b)	1,441	18,330
eBay, Inc. (a)	8,090	224,983
Facebook, Inc. Class A (a)	17,850	2,113,797
SurveyMonkey (a)(b)	1,159	13,201
		5,330,704
IT Services - 6.1%
Accenture PLC Class A	2,224	265,612
Alliance Data Systems Corp.	315	72,066
Amdocs Ltd.	1,756	103,551
Automatic Data Processing, Inc.	1,166	111,959
Cognizant Technology Solutions Corp. Class A (a)	3,761	207,156
Fiserv, Inc. (a)	2,004	209,658
FleetCor Technologies, Inc. (a)	2,262	337,807
Gartner, Inc. (a)	1,484	152,585
Global Payments, Inc.	4,192	287,362
IBM Corp.	1,161	188,337
Leidos Holdings, Inc.	2,285	116,992
MasterCard, Inc. Class A	2,367	241,907
Vantiv, Inc. (a)	4,760	268,607
Visa, Inc. Class A	12,168	940,830
		3,504,429
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	794	58,947
Applied Materials, Inc.	11,275	363,055
Broadcom Ltd.	704	120,025
Intel Corp.	8,589	298,038
Lam Research Corp.	2,345	248,617
NVIDIA Corp.	5,286	487,369
Qualcomm, Inc.	7,833	533,662
Texas Instruments, Inc.	1,794	132,630
		2,242,343
Software - 7.0%
Activision Blizzard, Inc.	3,150	115,322
Adobe Systems, Inc. (a)	2,251	231,425
Autodesk, Inc. (a)	4,955	359,783
Electronic Arts, Inc. (a)	6,354	503,491
Intuit, Inc.	2,306	262,146
Microsoft Corp.	31,283	1,885,114
Oracle Corp.	12,795	514,231
Synopsys, Inc. (a)	3,420	206,842
		4,078,354
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	14,663	1,620,555
NCR Corp. (a)	3,962	153,528
NetApp, Inc.	2,962	108,291
		1,882,374

TOTAL INFORMATION TECHNOLOGY		18,018,037

MATERIALS - 2.7%
Chemicals - 1.6%
LyondellBasell Industries NV Class A	5,580	503,986
Monsanto Co.	2,418	248,353
Sherwin-Williams Co.	743	199,622
		951,961
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	5,595	102,780
Metals & Mining - 0.9%
Newmont Mining Corp.	5,524	179,199
Steel Dynamics, Inc.	8,891	315,453
		494,652

TOTAL MATERIALS		1,549,393

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Digital Realty Trust, Inc.	1,110	102,486
Equity Lifestyle Properties, Inc.	1,087	75,470
Extra Space Storage, Inc.	785	55,076
Simon Property Group, Inc.	498	89,466
		322,498
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	2,382	57,525

TOTAL REAL ESTATE		380,023

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,894	111,795
Verizon Communications, Inc.	8,979	448,052
		559,847
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	7,199	82,429
TOTAL COMMON STOCKS
(Cost $36,639,133)		48,257,094

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	144	1,832
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Flipkart Series D (a)(b)	365	19,027
TOTAL PREFERRED STOCKS
(Cost $9,679)		20,859

Equity Funds - 10.6%
Large Growth Funds - 10.6%
Fidelity Blue Chip Growth Fund (c)	44,507	3,056,303
Fidelity SAI U.S. Quality Index Fund(c)	282,596	3,077,467
TOTAL EQUITY FUNDS
(Cost $5,819,972)		6,133,770
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.32% 12/29/16 to 1/5/17 (d)
(Cost $269,941)	$270,000	269,921
	Shares

Money Market Funds - 5.6%
Invesco Government & Agency Portfolio Institutional Class 0.29%(e)
(Cost $3,210,822)	3,210,822	3,210,822
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $45,949,547)		57,892,466
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(48,444)
NET ASSETS - 100%		$57,844,022

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2016	2,706,340	$22,980

The face value of futures purchased as a percentage of Net Assets is 4.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $6,079,990.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,390 or 0.1% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $132,961.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
Flipkart Series D	10/4/13	$8,376
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$--	$2,948,770	$44,250	$4,007	$3,056,303
Fidelity SAI U.S. Quality Index Fund	--	2,914,718	--	14,024	3,077,467
Total	$--	$5,863,488	$44,250	$18,031	$6,133,770

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,473,031	$8,454,004	$--	$19,027
Consumer Staples	4,844,156	4,844,156	--	--
Energy	366,791	366,791	--	--
Financials	1,760,263	1,760,263	--	--
Health Care	7,678,861	7,678,861	--	--
Industrials	4,563,290	4,563,290	--	--
Information Technology	18,019,869	17,986,506	--	33,363
Materials	1,549,393	1,549,393	--	--
Real Estate	380,023	380,023	--	--
Telecommunication Services	559,847	559,847	--	--
Utilities	82,429	82,429	--	--
Equity Funds	6,133,770	6,133,770	--	--
Other Short-Term Investments	269,921	--	269,921	--
Money Market Funds	3,210,822	3,210,822	--	--
Total Investments in Securities:	$57,892,466	$57,570,155	$269,921	$52,390
Derivative Instruments:
Assets
Futures Contracts	$22,980	$22,980	$--	$--
Total Assets	$22,980	$22,980	$--	$--
Total Derivative Instruments:	$22,980	$22,980	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,980	$0
Total Equity Risk	22,980	0
Total Value of Derivatives	$22,980	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $40,129,575)	$51,758,696
Affiliated issuers (cost $5,819,972)	6,133,770
Total Investments (cost $45,949,547)		$57,892,466
Cash		857
Receivable for investments sold		174,082
Receivable for fund shares sold		14,199
Dividends receivable		73,434
Prepaid expenses		129
Other receivables		855
Total assets		58,156,022
Liabilities
Payable for investments purchased	$213,989
Payable for fund shares redeemed	9,890
Accrued management fee	22,476
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	27,040
Other affiliated payables	5,832
Other payables and accrued expenses	32,748
Total liabilities		312,000
Net Assets		$57,844,022
Net Assets consist of:
Paid in capital		$41,198,242
Undistributed net investment income		124,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,555,534
Net unrealized appreciation (depreciation) on investments		11,965,899
Net Assets		$57,844,022
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($54,887,728 ÷ 4,247,995 shares)		$12.92
Class F:
Net Asset Value, offering price and redemption price per share ($2,717,064 ÷ 210,266 shares)		$12.92
Class L:
Net Asset Value, offering price and redemption price per share ($120,068 ÷ 9,299 shares)		$12.91
Class N:
Net Asset Value, offering price and redemption price per share ($119,162 ÷ 9,243 shares)		$12.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$357,885
Affiliated issuers		18,031
Interest		2,883
Total income		378,799
Expenses
Management fee	$136,942
Transfer agent fees	24,691
Distribution and service plan fees	154
Accounting fees and expenses	11,548
Custodian fees and expenses	8,889
Independent trustees' fees and expenses	368
Registration fees	38,228
Audit	31,972
Legal	1,181
Miscellaneous	1,882
Total expenses before reductions	255,855
Expense reductions	(1,427)	254,428
Net investment income (loss)		124,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,197,472
Affiliated issuers	739
Foreign currency transactions	227
Futures contracts	531,605
Realized gain distributions from underlying funds:
Affiliated issuers	47,557
Total net realized gain (loss)		4,777,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,923,844)
Assets and liabilities in foreign currencies	(95)
Futures contracts	(55,692)
Total change in net unrealized appreciation (depreciation)		(2,979,631)
Net gain (loss)		1,797,969
Net increase (decrease) in net assets resulting from operations		$1,922,340

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,371	$292,540
Net realized gain (loss)	4,777,600	4,083,861
Change in net unrealized appreciation (depreciation)	(2,979,631)	(4,809,668)
Net increase (decrease) in net assets resulting from operations	1,922,340	(433,267)
Distributions to shareholders from net investment income	(152,285)	(250,913)
Distributions to shareholders from net realized gain	(2,865,448)	(3,437,178)
Total distributions	(3,017,733)	(3,688,091)
Share transactions - net increase (decrease)	295,865	(2,366,614)
Total increase (decrease) in net assets	(799,528)	(6,487,972)
Net Assets
Beginning of period	58,643,550	65,131,522
End of period	$57,844,022	$58,643,550
Other Information
Undistributed net investment income end of period	$124,347	$152,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$14.04	$14.73	$12.70	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06	.05	.08	.07	.02
Net realized and unrealized gain (loss)	.40C	(.16)	1.71	2.74	2.22	.46
Total from investment operations	.43	(.10)	1.76	2.82	2.29	.48
Distributions from net investment income	(.03)	(.05)	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.73)	–	–
Total distributions	(.68)D	(.77)	(2.45)E	(.79)F	(.06)	(.01)
Net asset value, end of period	$12.92	$13.17	$14.04	$14.73	$12.70	$10.47
Total ReturnG,H	3.30%C	(.66)%	13.15%	22.94%	21.97%	4.83%
Ratios to Average Net AssetsI
Expenses before reductions	.86%J	.82%	.84%	.83%	.87%	.91%J
Expenses net of fee waivers, if any	.86%J	.82%	.84%	.80%	.87%	.91%J
Expenses net of all reductions	.86%J	.82%	.84%	.80%	.87%	.91%J
Net investment income (loss)	.41%J	.46%	.39%	.55%	.60%	.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$54,888	$55,948	$62,615	$65,731	$64,621	$52,717
Portfolio turnover rateK	78%J	46%	46%	51%	65%	50%J

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.24%.

 D Total distributions of $.68 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.644 per share.

 E Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 F Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$14.04	$14.73	$12.70	$11.31
Income from Investment Operations
Net investment income (loss)B	.03	.07	.07	.09	.03
Net realized and unrealized gain (loss)	.40C	(.15)	1.70	2.75	1.41
Total from investment operations	.43	(.08)	1.77	2.84	1.44
Distributions from net investment income	(.04)	(.07)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.68)	(.79)	(2.46)	(.81)	(.05)
Net asset value, end of period	$12.92	$13.17	$14.04	$14.73	$12.70
Total ReturnD,E	3.35%C	(.56)%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsF
Expenses before reductions	.78%G	.72%	.74%	.74%	.72%G
Expenses net of fee waivers, if any	.74%G	.72%	.74%	.69%	.72%G
Expenses net of all reductions	.74%G	.72%	.74%	.69%	.72%G
Net investment income (loss)	.54%G	.55%	.48%	.66%	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,717	$2,451	$2,269	$1,286	$256
Portfolio turnover rateH	78%G	46%	46%	51%	65%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.29%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.03	.06	.05	.05
Net realized and unrealized gain (loss)	.40C	(.15)	1.71	1.22
Total from investment operations	.43	(.09)	1.76	1.27
Distributions from net investment income	(.04)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.46)
Total distributions	(.68)	(.78)D	(2.45)	(.51)
Net asset value, end of period	$12.91	$13.16	$14.03	$14.72
Total ReturnE,F	3.31%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsG
Expenses before reductions	.86%H	.82%	.84%	.85%H
Expenses net of fee waivers, if any	.86%H	.82%	.84%	.85%H
Expenses net of all reductions	.86%H	.82%	.84%	.85%H
Net investment income (loss)	.42%H	.46%	.39%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$123	$124	$109
Portfolio turnover rateI	78%H	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.25%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.03	.02	.03
Net realized and unrealized gain (loss)	.40C	(.15)	1.70	1.23
Total from investment operations	.41	(.12)	1.72	1.26
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.64)	(.72)	(2.38)	(.46)
Total distributions	(.67)D	(.74)	(2.42)E	(.51)
Net asset value, end of period	$12.89	$13.15	$14.01	$14.71
Total ReturnF,G	3.14%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsH
Expenses before reductions	1.11%I	1.07%	1.09%	1.10%I
Expenses net of fee waivers, if any	1.11%I	1.07%	1.09%	1.10%I
Expenses net of all reductions	1.11%I	1.06%	1.09%	1.10%I
Net investment income (loss)	.17%I	.21%	.14%	.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$122	$123	$109
Portfolio turnover rateJ	78%I	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 3.08%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.644 per share.

 E Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$13,033,186
Gross unrealized depreciation	(1,207,531)
Net unrealized appreciation (depreciation) on securities	$11,825,655
Tax cost	$46,066,811

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $531,605 and a change in net unrealized appreciation (depreciation) of $(55,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $20,634,109 and $23,335,989, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc. and Waddell & Reed Investment Management Co. (Waddell & Reed)(through June 28, 2016) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$154	$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$24,585.09
Class L	53.09
Class N	53.09
	$24,691

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund $37,297 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Class F	.80%(a)	.81%(b)	$455

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $972 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Growth Multi-Manager	$144,377	$238,634
Class F	7,377	11,626
Class L	327	475
Class N	204	178
Total	$152,285	$250,913
From net realized gain
Growth Multi-Manager	$2,734,677	$3,295,885
Class F	118,776	128,412
Class L	6,013	6,450
Class N	5,982	6,431
Total	$2,865,448	$3,437,178

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Growth Multi-Manager
Shares sold	31,848	156,433	$410,611	$2,082,156
Reinvestment of distributions	225,102	265,932	2,879,054	3,534,519
Shares redeemed	(256,559)	(635,319)	(3,303,091)	(8,317,006)
Net increase (decrease)	391	(212,954)	$(13,426)	$(2,700,331)
Class F
Shares sold	40,170	73,922	$520,063	$973,407
Reinvestment of distributions	9,863	10,546	126,153	140,038
Shares redeemed	(25,823)	(60,042)	(335,764)	(793,262)
Net increase (decrease)	24,210	24,426	$310,452	$320,183
Class L
Reinvestment of distributions	496	522	$6,340	$6,925
Shares redeemed	(534)	–	(6,870)	–
Net increase (decrease)	(38)	522	$(530)	$6,925
Class N
Reinvestment of distributions	484	498	$6,186	$6,609
Shares redeemed	(531)	–	(6,817)	–
Net increase (decrease)	(47)	498	$(631)	$6,609

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Growth Multi-Manager	.86%
Actual		$1,000.00	$1,033.00	$4.38
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class F	.74%
Actual		$1,000.00	$1,033.50	$3.77
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class L	.86%
Actual		$1,000.00	$1,033.10	$4.38
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class N	1.11%
Actual		$1,000.00	$1,031.40	$5.65
Hypothetical-C		$1,000.00	$1,019.50	$5.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), Loomis Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, FIAM, Loomis Sayles, MFS, MSIM, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that the retail class had out-performed 56% and 66% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2c

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Growth Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	58,743,710.84	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	58,743,710.84	100.000

PROPOSAL 4b

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Growth Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	58,743,710.84	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	58,743,710.84	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMG-F-SANN-0117
1.951498.103

Strategic Advisers® Core Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class(a)	10.8	10.9
Fidelity SAI U.S. Quality Index Fund	6.9	4.5
Apple, Inc.	2.1	1.8
Microsoft Corp.	1.7	1.4
Alphabet, Inc. Class C	1.7	1.8
U.S. Bancorp(b)	1.6	1.2
BBH Core Select Fund Class N	1.3	1.8
Bank of America Corp.(b)	1.3	0.7
JPMorgan Chase & Co.(b)	1.3	1.1
Honeywell International, Inc.	1.3	0.7
	30.0

 (a) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (b) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2016

(stocks only)
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.7	13.2
Financials	13.2	11.5
Health Care	10.1	9.8
Consumer Discretionary	9.6	7.8
Industrials	8.5	8.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	77.4%
Large Blend Funds	13.3%
Large Growth Funds	7.3%
Sector Funds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

As of May 31, 2016
Common Stocks	66.2%
Large Blend Funds	16.6%
Large Growth Funds	4.8%
Mid-Cap Blend Funds	0.1%
Sector Funds	10.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Adient PLC (a)	56,494	$3,025,819
BorgWarner, Inc.	25,400	904,240
Cooper Tire & Rubber Co.	39,800	1,524,340
Delphi Automotive PLC	229,514	14,688,896
Gentex Corp.	34,200	632,358
Lear Corp.	55,000	7,123,050
Tenneco, Inc. (a)	43,500	2,564,325
The Goodyear Tire & Rubber Co.	252,600	7,752,294
		38,215,322
Automobiles - 0.3%
Ferrari NV	3,420	185,090
Ford Motor Co.	640,000	7,654,400
General Motors Co.	1,048,597	36,208,054
Harley-Davidson, Inc.	277,111	16,873,289
Tesla Motors, Inc. (a)	97,960	18,553,624
Thor Industries, Inc.	2,555	256,956
		79,731,413
Distributors - 0.0%
LKQ Corp. (a)	103,200	3,388,056
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	56,650	2,842,131
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	913,584	16,992,662
Brinker International, Inc.	61,900	3,287,509
Buffalo Wild Wings, Inc. (a)	21,900	3,692,340
Carnival Corp. unit	65,800	3,382,778
Darden Restaurants, Inc.	52,400	3,840,920
Del Frisco's Restaurant Group, Inc. (a)	50,000	860,000
Domino's Pizza, Inc.	11,850	1,991,274
Hilton Worldwide Holdings, Inc.	711,500	17,837,305
Hyatt Hotels Corp. Class A (a)	3,700	189,958
Jack in the Box, Inc.	1,900	197,638
Las Vegas Sands Corp. (b)	138,900	8,704,863
Marriott International, Inc. Class A	166,400	13,108,992
McDonald's Corp.	220,300	26,275,181
MGM Mirage, Inc. (a)	1,090,304	31,302,628
Red Rock Resorts, Inc.	280,628	6,431,994
Royal Caribbean Cruises Ltd.	228,930	18,536,462
Starbucks Corp.	921,472	53,417,732
Vail Resorts, Inc.	21,000	3,326,400
Wyndham Worldwide Corp.	76,600	5,514,434
Yum! Brands, Inc.	204,371	12,955,078
		231,846,148
Household Durables - 0.4%
D.R. Horton, Inc.	470,486	13,041,872
Garmin Ltd.	13,300	693,728
Harman International Industries, Inc.	38,649	4,227,041
Leggett & Platt, Inc.	15,900	764,154
Lennar Corp. Class A	84,500	3,594,630
Mohawk Industries, Inc. (a)	9,600	1,895,424
Newell Brands, Inc.	703,291	33,061,710
NVR, Inc. (a)	500	797,500
PulteGroup, Inc.	254,842	4,806,320
Sony Corp. sponsored ADR	147,800	4,296,546
Techtronic Industries Co. Ltd.	484,500	1,889,528
Toll Brothers, Inc. (a)	139,546	4,138,934
Whirlpool Corp.	60,350	9,803,254
		83,010,641
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	240,191	180,280,159
Liberty Interactive Corp. QVC Group Series A (a)	178,800	3,702,948
Ocado Group PLC (a)	521,300	1,761,077
Priceline Group, Inc. (a)	43,064	64,754,476
		250,498,660
Leisure Products - 0.1%
Brunswick Corp.	10,400	521,248
Mattel, Inc.	546,400	17,249,848
		17,771,096
Media - 3.8%
CBS Corp. Class B	870,817	52,876,008
Charter Communications, Inc. Class A (a)	235,606	64,864,688
Cinemark Holdings, Inc.	13,100	521,904
Comcast Corp. Class A	3,642,921	253,219,439
Discovery Communications, Inc. Class A (a)	17,400	471,366
DISH Network Corp. Class A (a)	275,167	15,808,344
Gannett Co., Inc.	32,450	309,573
Interpublic Group of Companies, Inc.	372,900	8,975,703
Liberty Media Corp. Liberty SiriusXM Class A (a)	640,458	23,248,625
MSG Network, Inc. Class A (a)	631,929	12,922,948
Naspers Ltd. Class N	30,480	4,436,282
News Corp. Class A	44,000	508,640
Omnicom Group, Inc.	28,100	2,443,014
Scripps Networks Interactive, Inc. Class A	10,200	706,452
Sirius XM Holdings, Inc.	399,200	1,824,344
SKY PLC	1,683,639	16,452,305
Tegna, Inc.	64,900	1,455,707
The Madison Square Garden Co. (a)	353,160	61,322,702
The Walt Disney Co.	1,400,471	138,814,686
Time Warner, Inc.	1,830,547	168,080,826
Twenty-First Century Fox, Inc. Class A	1,236,475	34,757,312
Viacom, Inc. Class B (non-vtg.)	344,100	12,896,868
		876,917,736
Multiline Retail - 0.4%
Big Lots, Inc.	13,500	683,235
Dillard's, Inc. Class A	19,700	1,408,747
Dollar General Corp.	300,086	23,202,650
Dollar Tree, Inc. (a)	89,120	7,856,819
Kohl's Corp.	113,300	6,098,939
Macy's, Inc.	450,545	19,012,999
Target Corp.	491,000	37,924,840
		96,188,229
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	36,100	518,757
Advance Auto Parts, Inc.	21,400	3,632,008
American Eagle Outfitters, Inc.	164,700	2,727,432
AutoZone, Inc. (a)	50,382	39,458,175
Best Buy Co., Inc.	127,300	5,817,610
CarMax, Inc. (a)	58,870	3,402,097
Dick's Sporting Goods, Inc.	14,670	866,557
Express, Inc. (a)	52,200	697,392
Foot Locker, Inc.	19,625	1,406,524
Gap, Inc.	108,400	2,706,748
Home Depot, Inc.	1,207,526	156,253,864
L Brands, Inc.	266,400	18,706,608
Lowe's Companies, Inc.	1,321,773	93,251,085
Michaels Companies, Inc. (a)	24,600	599,748
O'Reilly Automotive, Inc. (a)	123,422	33,879,339
Penske Automotive Group, Inc.	77,600	3,873,016
Ross Stores, Inc.	371,310	25,096,843
The Children's Place Retail Stores, Inc.	3,600	373,860
TJX Companies, Inc.	672,350	52,671,899
Tractor Supply Co.	101,500	7,619,605
Urban Outfitters, Inc. (a)	5,400	170,640
Zumiez, Inc. (a)	17,500	434,000
		454,163,807
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	196,600	7,154,274
G-III Apparel Group Ltd. (a)	40,100	1,089,116
Hanesbrands, Inc.	415,100	9,642,773
Michael Kors Holdings Ltd. (a)	27,640	1,284,984
NIKE, Inc. Class B	589,000	29,491,230
PVH Corp.	9,600	1,017,024
Ralph Lauren Corp.	6,500	679,965
Regina Miracle International Holdings Ltd.	450,000	442,661
VF Corp.	117,600	6,410,376
		57,212,403

TOTAL CONSUMER DISCRETIONARY		2,191,785,642

CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Coca-Cola European Partners PLC	1,448,729	47,025,743
Constellation Brands, Inc. Class A (sub. vtg.)	214,794	32,463,965
Diageo PLC	269,218	6,731,197
Dr. Pepper Snapple Group, Inc.	107,100	9,289,854
Molson Coors Brewing Co. Class B	1,130,942	110,866,244
Monster Beverage Corp. (a)	469,700	21,019,075
PepsiCo, Inc.	1,975,548	197,752,355
The Coca-Cola Co.	1,111,036	44,830,303
		469,978,736
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	279,889	42,014,138
CVS Health Corp.	1,314,591	101,078,902
Kroger Co.	2,957,604	95,530,609
Sysco Corp.	82,845	4,411,496
Wal-Mart Stores, Inc.	695,290	48,969,275
Walgreens Boots Alliance, Inc.	570,183	48,311,606
		340,316,026
Food Products - 1.3%
Archer Daniels Midland Co.	213,200	9,216,636
Bunge Ltd.	136,400	9,313,392
Campbell Soup Co.	79,400	4,517,066
ConAgra Foods, Inc.	439,100	16,110,579
Fresh Del Monte Produce, Inc.	48,300	2,995,083
Ingredion, Inc.	26,060	3,058,923
Mead Johnson Nutrition Co. Class A	362,498	26,132,481
Mondelez International, Inc.	2,299,410	94,827,668
Pilgrim's Pride Corp.	124,400	2,190,684
Pinnacle Foods, Inc.	4,145	205,426
Sanderson Farms, Inc.	30,300	2,443,695
The Hershey Co.	665,383	64,302,613
The Kraft Heinz Co.	518,022	42,296,496
Tyson Foods, Inc. Class A	217,870	12,377,195
		289,987,937
Household Products - 0.5%
Colgate-Palmolive Co.	138,000	9,001,740
Kimberly-Clark Corp.	119,075	13,766,261
Procter & Gamble Co.	1,122,995	92,602,168
Spectrum Brands Holdings, Inc.	13,820	1,656,880
		117,027,049
Personal Products - 0.1%
Coty, Inc. Class A	999,740	18,705,135
Estee Lauder Companies, Inc. Class A	181,300	14,087,010
		32,792,145
Tobacco - 1.0%
Altria Group, Inc.	1,529,535	97,783,173
Philip Morris International, Inc.	742,946	65,587,273
Reynolds American, Inc.	1,140,115	61,680,222
		225,050,668

TOTAL CONSUMER STAPLES		1,475,152,561

ENERGY - 5.9%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	395,700	25,455,381
Dril-Quip, Inc. (a)	18,400	1,040,520
Ensco PLC Class A	103,700	1,001,742
FMC Technologies, Inc. (a)	154,600	5,296,596
Frank's International NV	94,800	1,193,532
Halliburton Co.	136,900	7,268,021
Helmerich & Payne, Inc.	37,300	2,821,745
National Oilwell Varco, Inc.	137,600	5,140,736
Newpark Resources, Inc. (a)	130,100	956,235
Noble Corp.	154,600	961,612
Oceaneering International, Inc.	108,700	2,896,855
Odfjell Drilling A/S (a)	95,800	151,345
RigNet, Inc. (a)	11,700	201,825
Rowan Companies PLC	156,000	2,779,920
Schlumberger Ltd.	948,339	79,707,893
Tesco Corp.	26,400	204,600
Total Energy Services, Inc.	6,200	62,078
Xtreme Drilling & Coil Services Corp. (a)	129,500	268,968
		137,409,604
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	290,300	20,074,245
Apache Corp.	438,200	28,899,290
ARC Resources Ltd.	9,400	164,586
Cabot Oil & Gas Corp.	40,200	889,224
Callon Petroleum Co. (a)	155,200	2,737,728
Canadian Natural Resources Ltd.	4,800	161,977
Carrizo Oil & Gas, Inc. (a)	41,300	1,748,642
Cheniere Energy Partners LP Holdings LLC	58,600	1,286,856
Cheniere Energy, Inc. (a)	158,246	6,465,932
Chevron Corp.	1,681,280	187,563,597
Cimarex Energy Co.	82,100	11,319,948
Clayton Williams Energy, Inc. (a)	1,500	169,050
Concho Resources, Inc. (a)	207,514	29,678,652
ConocoPhillips Co.	801,100	38,869,372
Continental Resources, Inc. (a)	181,300	10,517,213
Devon Energy Corp.	60,600	2,928,798
Diamondback Energy, Inc. (a)	232,203	25,043,094
Enbridge, Inc.	874,817	36,795,325
Encana Corp.	53,200	668,119
Enterprise Products Partners LP	51,800	1,343,174
EOG Resources, Inc.	950,068	97,400,971
EQT Corp.	465,614	32,630,229
Extraction Oil & Gas, Inc.	25,007	588,415
Exxon Mobil Corp.	2,568,699	224,247,423
Golar LNG Ltd.	26,700	651,480
Gran Tierra Energy, Inc. (Canada) (a)	63,400	181,237
Hess Corp.	166,000	9,289,360
HollyFrontier Corp.	110,503	3,179,171
Imperial Oil Ltd.	403,900	13,828,155
Jones Energy, Inc. (a)	32,000	147,200
Keyera Corp.	43,000	1,235,934
Kinder Morgan, Inc.	1,152,300	25,581,060
Magellan Midstream Partners LP	98,796	6,841,623
Marathon Oil Corp.	158,700	2,866,122
Marathon Petroleum Corp.	420,600	19,776,612
Matador Resources Co. (a)	3,400	90,576
Murphy Oil Corp.	20,500	695,155
Noble Energy, Inc.	230,326	8,789,240
Noble Midstream Partners LP	14,500	465,015
Oasis Petroleum, Inc. (a)	40,300	603,291
Occidental Petroleum Corp.	970,189	69,232,687
Parsley Energy, Inc. Class A (a)	60,500	2,308,075
PDC Energy, Inc. (a)	43,400	3,231,130
Phillips 66 Co.	172,600	14,339,608
Pioneer Natural Resources Co.	219,342	41,903,096
Plains All American Pipeline LP	36,400	1,199,380
QEP Resources, Inc.	59,800	1,175,668
Rice Energy, Inc. (a)	117,300	2,856,255
Rice Midstream Partners LP	50,500	1,088,275
Ring Energy, Inc. (a)	52,700	674,560
Royal Dutch Shell PLC Class B sponsored ADR	205,000	11,104,850
RSP Permian, Inc. (a)	58,200	2,598,630
Seven Generations Energy Ltd. (a)	110,500	2,545,128
SM Energy Co.	76,700	3,057,262
Southwestern Energy Co. (a)	1,053,200	11,953,820
Suncor Energy, Inc.	1,278,427	40,713,993
Targa Resources Corp.	14,400	767,376
Teekay LNG Partners LP	10,900	167,315
Tesoro Corp.	56,800	4,620,680
The Williams Companies, Inc.	2,337,282	71,754,557
Total SA sponsored ADR	230,500	10,985,630
TransCanada Corp.	424,869	19,081,625
Valero Energy Corp.	541,742	33,349,638
Western Refining, Inc.	54,200	1,944,154
Whiting Petroleum Corp. (a)	113,700	1,389,414
World Fuel Services Corp.	16,200	720,252
WPX Energy, Inc. (a)	18,400	285,936
		1,211,462,085

TOTAL ENERGY		1,348,871,689

FINANCIALS - 13.2%
Banks - 7.2%
Bank of America Corp. (b)	14,125,024	298,320,507
BB&T Corp.	97,300	4,402,825
BOK Financial Corp.	7,900	634,528
CIT Group, Inc.	109,900	4,489,415
Citigroup, Inc. (b)	4,710,920	265,648,779
Citizens Financial Group, Inc.	337,200	11,299,572
Comerica, Inc.	20,500	1,306,875
Commerce Bancshares, Inc.	11,984	656,843
Cullen/Frost Bankers, Inc.	7,200	592,632
East West Bancorp, Inc.	202,336	9,687,848
Fifth Third Bancorp	1,022,200	26,597,644
First Republic Bank	126,602	10,368,704
Huntington Bancshares, Inc.	1,655,300	20,625,038
Investors Bancorp, Inc.	37,700	510,458
JPMorgan Chase & Co. (b)	3,677,092	294,792,466
KeyCorp	1,978,309	34,244,529
M&T Bank Corp.	40,700	5,858,358
Peoples United Financial, Inc.	29,100	544,752
PNC Financial Services Group, Inc.	415,174	45,893,334
Prosperity Bancshares, Inc.	2,800	185,164
Regions Financial Corp.	1,083,300	14,667,882
Standard Chartered PLC (United Kingdom) (a)	211,509	1,696,607
SunTrust Banks, Inc.	459,810	23,887,130
SVB Financial Group (a)	63,006	9,956,838
Synovus Financial Corp.	64,000	2,477,440
U.S. Bancorp (b)	7,417,551	368,058,881
Wells Fargo & Co.	3,419,549	180,962,533
		1,638,367,582
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	6,400	947,840
Ameriprise Financial, Inc.	209,500	23,926,995
Bank of New York Mellon Corp.	1,196,011	56,714,842
BlackRock, Inc. Class A	75,500	27,994,645
CBOE Holdings, Inc.	27,100	1,867,190
Charles Schwab Corp. (b)	1,839,965	71,133,047
CME Group, Inc.	310,257	35,031,118
E*TRADE Financial Corp. (a)	379,400	13,093,094
Eaton Vance Corp. (non-vtg.)	13,400	541,896
Franklin Resources, Inc.	66,500	2,610,790
Goldman Sachs Group, Inc.	372,295	81,640,571
IntercontinentalExchange, Inc.	668,304	37,024,042
Invesco Ltd.	48,200	1,509,142
Legg Mason, Inc.	155,900	4,973,210
Morgan Stanley (b)	2,302,796	95,243,643
Northern Trust Corp.	27,000	2,218,050
NorthStar Asset Management Group, Inc.	88,000	1,298,880
Oaktree Capital Group LLC Class A	38,000	1,575,100
Och-Ziff Capital Management Group LLC Class A	286,100	858,300
Raymond James Financial, Inc.	16,900	1,215,786
S&P Global, Inc.	403,591	48,023,293
State Street Corp.	758,847	59,797,144
T. Rowe Price Group, Inc.	28,100	2,081,086
TD Ameritrade Holding Corp.	185,600	7,611,456
The NASDAQ OMX Group, Inc.	18,100	1,160,029
		580,091,189
Consumer Finance - 0.6%
Ally Financial, Inc.	53,200	1,033,144
American Express Co.	230,720	16,621,069
Capital One Financial Corp.	776,000	65,215,040
Credit Acceptance Corp. (a)	900	172,656
Discover Financial Services	674,563	45,715,135
Navient Corp.	108,800	1,874,624
Nelnet, Inc. Class A	32,500	1,639,625
OneMain Holdings, Inc. (a)	166,500	3,391,605
Santander Consumer U.S.A. Holdings, Inc. (a)	42,700	588,406
SLM Corp. (a)	49,100	494,437
Synchrony Financial	224,755	7,767,533
		144,513,274
Diversified Financial Services - 0.6%
Bats Global Markets, Inc.	25,600	814,080
Berkshire Hathaway, Inc. Class B (a)	847,554	133,438,902
Donnelley Financial Solutions, Inc. (a)	14,212	271,023
GDS Holdings Ltd. ADR	103,900	1,041,078
Leucadia National Corp.	43,000	946,860
On Deck Capital, Inc. (a)	73,100	336,260
Voya Financial, Inc.	7,800	303,186
		137,151,389
Insurance - 2.2%
AFLAC, Inc.	150,700	10,756,966
Alleghany Corp. (a)	1,800	1,022,310
Allstate Corp.	129,900	9,082,608
American Financial Group, Inc.	63,500	5,221,605
American International Group, Inc.	1,039,200	65,812,536
Aon PLC	170,635	19,469,454
Arch Capital Group Ltd. (a)	14,600	1,207,712
Arthur J. Gallagher & Co.	179,392	9,032,387
Assurant, Inc.	63,200	5,456,688
Assured Guaranty Ltd.	5,200	185,952
Axis Capital Holdings Ltd.	50,100	3,056,601
Chubb Ltd.	407,731	52,189,568
Cincinnati Financial Corp.	19,000	1,458,060
CNA Financial Corp.	322,700	12,349,729
Direct Line Insurance Group PLC	627,500	2,725,964
Endurance Specialty Holdings Ltd.	51,300	4,729,860
Everest Re Group Ltd.	61,522	12,953,457
FNF Group	175,700	5,611,858
Genworth Financial, Inc. Class A (a)	116,700	499,476
Hanover Insurance Group, Inc.	41,900	3,628,121
Hartford Financial Services Group, Inc.	483,014	22,759,620
Lincoln National Corp.	138,000	8,845,800
Loews Corp.	416,100	18,578,865
Markel Corp. (a)	1,700	1,527,178
Marsh & McLennan Companies, Inc.	669,015	46,369,430
MetLife, Inc.	1,279,038	70,359,880
Old Republic International Corp.	14,100	251,967
Principal Financial Group, Inc.	33,200	1,915,308
Progressive Corp.	279,800	9,317,340
Prudential Financial, Inc.	142,600	14,345,560
Reinsurance Group of America, Inc.	41,300	5,040,665
RenaissanceRe Holdings Ltd.	4,900	639,744
The Travelers Companies, Inc.	143,800	16,299,730
Torchmark Corp.	38,900	2,726,501
Unum Group	234,075	9,894,350
Validus Holdings Ltd.	9,600	521,664
W.R. Berkley Corp.	14,500	895,955
Willis Group Holdings PLC	143,871	17,893,236
XL Group Ltd.	549,990	19,871,139
		494,504,844
Mortgage Real Estate Investment Trusts - 0.0%
Altisource Residential Corp. Class B	278,200	3,277,196
Annaly Capital Management, Inc.	533,700	5,454,414
		8,731,610
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	198,900	2,895,984

TOTAL FINANCIALS		3,006,255,872

HEALTH CARE - 10.1%
Biotechnology - 1.8%
AbbVie, Inc.	479,100	29,129,280
Ablynx NV (a)	97,400	1,016,293
AC Immune SA	28,000	324,520
Acorda Therapeutics, Inc. (a)	70,300	1,462,240
Advanced Accelerator Applications SA sponsored ADR	23,500	687,375
Advaxis, Inc. (a)	72,000	598,320
Alexion Pharmaceuticals, Inc. (a)	359,941	44,125,167
Alnylam Pharmaceuticals, Inc. (a)	24,300	1,066,041
Amgen, Inc.	561,204	80,852,660
Amicus Therapeutics, Inc. (a)	154,900	926,302
Array BioPharma, Inc. (a)	130,000	1,052,350
Ascendis Pharma A/S sponsored ADR (a)	16,600	340,798
BeiGene Ltd. ADR	21,000	665,700
Biogen, Inc. (a)	213,255	62,711,898
BioMarin Pharmaceutical, Inc. (a)	88,931	7,615,162
bluebird bio, Inc. (a)	6,600	398,310
Blueprint Medicines Corp. (a)	28,000	822,360
Celgene Corp. (a)	370,073	43,857,351
Cellectis SA sponsored ADR (a)	31,000	522,660
Curis, Inc. (a)	168,400	486,676
Cytokinetics, Inc. (a)	47,800	573,600
CytomX Therapeutics, Inc. (a)	19,600	218,344
Five Prime Therapeutics, Inc. (a)	15,000	862,800
Galapagos Genomics NV sponsored ADR (a)	19,100	1,129,192
Gilead Sciences, Inc.	592,235	43,647,720
Heron Therapeutics, Inc. (a)	28,300	434,405
Incyte Corp. (a)	40,800	4,173,432
Insmed, Inc. (a)	137,200	1,872,780
Intercept Pharmaceuticals, Inc. (a)	28,800	2,912,256
Neurocrine Biosciences, Inc. (a)	35,400	1,644,330
Prothena Corp. PLC (a)	17,400	1,026,948
Puma Biotechnology, Inc. (a)	30,000	1,291,500
Regeneron Pharmaceuticals, Inc. (a)	35,100	13,311,324
Shire PLC sponsored ADR	70,401	12,292,015
Spark Therapeutics, Inc. (a)	22,700	1,248,727
TESARO, Inc. (a)	26,000	3,527,940
Ultragenyx Pharmaceutical, Inc. (a)	28,800	2,254,752
United Therapeutics Corp. (a)	26,100	3,278,421
Vertex Pharmaceuticals, Inc. (a)	530,647	43,306,102
Xencor, Inc. (a)	40,000	1,022,400
		418,690,451
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	1,056,733	40,229,825
Atricure, Inc. (a)	80,000	1,439,200
Becton, Dickinson & Co.	126,300	21,357,330
Boston Scientific Corp. (a)	2,341,834	47,913,924
Danaher Corp.	1,356,331	106,024,394
Dentsply Sirona, Inc.	154,600	8,994,628
DexCom, Inc. (a)	40,000	2,611,600
Edwards Lifesciences Corp. (a)	4,500	372,825
Genmark Diagnostics, Inc. (a)	119,700	1,390,914
Hologic, Inc. (a)	88,600	3,391,608
Insulet Corp. (a)	69,800	2,348,770
Integra LifeSciences Holdings Corp. (a)	39,000	3,151,200
Intuitive Surgical, Inc. (a)	41,700	26,843,958
Medtronic PLC	847,639	61,886,123
NxStage Medical, Inc. (a)	40,000	988,800
Penumbra, Inc. (a)	44,300	2,742,170
Stryker Corp.	211,080	23,991,353
The Cooper Companies, Inc.	26,460	4,352,405
The Spectranetics Corp. (a)	70,800	1,546,980
Wright Medical Group NV (a)	168,200	3,875,328
Zeltiq Aesthetics, Inc. (a)	70,000	3,080,700
Zimmer Biomet Holdings, Inc.	464,802	47,344,732
		415,878,767
Health Care Providers & Services - 2.0%
Aetna, Inc.	557,878	72,992,758
American Renal Associates Holdings, Inc.	44,300	1,081,806
Amplifon SpA	97,400	934,226
Anthem, Inc.	250,500	35,703,765
Cardinal Health, Inc.	48,800	3,465,288
Centene Corp. (a)	129,300	7,451,559
Cigna Corp.	226,400	30,505,136
EBOS Group Ltd.	145,199	1,666,873
Envision Healthcare Holdings, Inc. (a)	150,000	3,408,000
Express Scripts Holding Co. (a)	390,131	29,603,140
HCA Holdings, Inc. (a)	207,700	14,723,853
Humana, Inc.	224,622	47,763,622
Laboratory Corp. of America Holdings (a)	2,500	314,625
McKesson Corp.	137,639	19,793,865
Premier, Inc. (a)	40,000	1,205,600
Quest Diagnostics, Inc.	77,000	6,734,420
Surgical Care Affiliates, Inc. (a)	48,150	2,024,708
Teladoc, Inc. (a)	34,100	625,735
United Drug PLC (United Kingdom)	124,000	1,020,103
UnitedHealth Group, Inc.	997,384	157,905,835
Universal Health Services, Inc. Class B	67,400	8,291,548
		447,216,465
Health Care Technology - 0.1%
athenahealth, Inc. (a)	58,400	5,524,640
Castlight Health, Inc. Class B (a)	88,100	409,665
Cerner Corp. (a)	70,710	3,519,944
HealthStream, Inc. (a)	75,300	1,887,018
Inovalon Holdings, Inc. Class A (a)	101,600	1,559,560
Medidata Solutions, Inc. (a)	114,500	6,323,835
		19,224,662
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	528,871	23,259,747
Illumina, Inc. (a)	51,822	6,899,581
Thermo Fisher Scientific, Inc.	120,369	16,864,901
Waters Corp. (a)	1,281	172,384
		47,196,613
Pharmaceuticals - 4.2%
Allergan PLC	385,262	74,856,407
AstraZeneca PLC:
(United Kingdom)	51,351	2,656,823
sponsored ADR	123,400	3,225,676
Bayer AG	8,200	772,222
Bristol-Myers Squibb Co.	1,094,026	61,746,827
Catalent, Inc. (a)	120,000	2,871,600
Dechra Pharmaceuticals PLC	88,500	1,410,715
Eisai Co. Ltd.	31,000	1,813,086
Eli Lilly & Co.	600,427	40,300,660
GlaxoSmithKline PLC	146,100	2,726,354
GlaxoSmithKline PLC sponsored ADR	673,600	25,455,344
Horizon Pharma PLC (a)	48,000	950,400
Jazz Pharmaceuticals PLC (a)	16,400	1,699,532
Johnson & Johnson	1,885,018	209,802,503
Mallinckrodt PLC (a)	255,900	13,485,930
Merck & Co., Inc.	1,653,577	101,182,377
Mylan N.V. (a)	199,866	7,317,094
Novartis AG sponsored ADR	34,671	2,383,978
Pfizer, Inc.	7,435,962	238,991,819
Sanofi SA	64,806	5,223,129
Teva Pharmaceutical Industries Ltd. sponsored ADR	551,303	20,784,123
The Medicines Company (a)	48,500	1,702,350
TherapeuticsMD, Inc. (a)	272,400	1,618,056
Theravance Biopharma, Inc. (a)	39,800	1,108,032
Valeant Pharmaceuticals International, Inc. (Canada) (a)	105,950	1,672,951
Zoetis, Inc. Class A	2,456,391	123,752,979
		949,510,967

TOTAL HEALTH CARE		2,297,717,925

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.1%
Arconic, Inc.	97,866	1,886,856
BE Aerospace, Inc.	11,700	702,468
General Dynamics Corp.	148,478	26,035,617
Hexcel Corp.	10,900	563,748
L-3 Communications Holdings, Inc.	9,800	1,546,146
Lockheed Martin Corp.	420,070	111,423,568
Moog, Inc. Class A (a)	41,400	2,890,962
Northrop Grumman Corp.	450,255	112,406,161
Raytheon Co.	22,600	3,379,604
Rockwell Collins, Inc.	158,800	14,723,936
Spirit AeroSystems Holdings, Inc. Class A	15,600	908,700
Textron, Inc.	438,400	20,179,552
The Boeing Co.	636,888	95,889,857
Triumph Group, Inc.	61,300	1,704,140
United Technologies Corp.	823,866	88,746,846
		482,988,161
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	125,200	9,371,220
FedEx Corp.	352,200	67,506,174
United Parcel Service, Inc. Class B (b)	212,708	24,657,111
		101,534,505
Airlines - 0.8%
Alaska Air Group, Inc.	368,400	30,308,268
American Airlines Group, Inc.	571,010	26,517,704
Delta Air Lines, Inc.	1,309,887	63,110,356
JetBlue Airways Corp. (a)	5,800	116,522
Southwest Airlines Co.	74,000	3,449,140
United Continental Holdings, Inc. (a)	681,864	47,014,523
		170,516,513
Building Products - 0.4%
Allegion PLC	349,222	23,366,444
Fortune Brands Home & Security, Inc.	308,200	16,997,230
Masco Corp.	540,222	17,098,026
Owens Corning	20,500	1,053,290
Tyco International Ltd.	636,820	28,644,164
		87,159,154
Commercial Services & Supplies - 0.2%
Deluxe Corp.	57,000	3,858,900
Herman Miller, Inc.	82,600	2,684,500
LSC Communications, Inc.	14,212	293,336
Nissha Printing Co. Ltd.	91,200	1,949,437
R.R. Donnelley & Sons Co.	37,900	659,081
Republic Services, Inc.	48,401	2,685,771
Stericycle, Inc. (a)	125,200	9,135,844
Waste Connection, Inc.:
(Canada)	1,600	122,183
(United States)	169,549	12,960,326
		34,349,378
Construction & Engineering - 0.0%
Fluor Corp.	94,700	5,067,397
Jacobs Engineering Group, Inc. (a)	14,500	899,145
Quanta Services, Inc. (a)	5,800	195,576
Tutor Perini Corp. (a)	51,700	1,349,370
		7,511,488
Electrical Equipment - 0.5%
Eaton Corp. PLC	316,092	21,023,279
Emerson Electric Co.	221,925	12,525,447
Fortive Corp.	1,521,315	83,657,112
Hubbell, Inc. Class B	6,300	707,364
Sensata Technologies Holding BV (a)	152,100	5,683,977
		123,597,179
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	7,700	863,709
General Electric Co. (b)	6,885,993	211,813,145
Honeywell International, Inc.	2,494,323	284,203,163
Roper Technologies, Inc.	133,000	24,087,630
		520,967,647
Machinery - 0.8%
AGCO Corp.	42,200	2,354,760
Caterpillar, Inc.	19,000	1,815,640
Cummins, Inc.	104,600	14,830,188
Deere & Co.	148,280	14,857,656
Flowserve Corp.	244,800	11,615,760
IDEX Corp.	119,600	11,195,756
Illinois Tool Works, Inc.	138,000	17,274,840
Ingersoll-Rand PLC	331,800	24,732,372
Meritor, Inc. (a)	178,700	2,255,194
Oshkosh Corp.	2,405	168,350
PACCAR, Inc.	228,369	14,193,133
Parker Hannifin Corp.	16,175	2,247,193
Pentair PLC	100,100	5,751,746
Snap-On, Inc.	54,450	9,104,040
Stanley Black & Decker, Inc.	246,014	29,184,641
Timken Co.	56,000	2,186,800
Trinity Industries, Inc.	129,100	3,587,689
WABCO Holdings, Inc. (a)	111,200	10,954,312
		178,310,070
Professional Services - 0.1%
Dun & Bradstreet Corp.	4,300	523,396
Equifax, Inc.	22,300	2,552,235
Manpower, Inc.	8,200	700,362
Nielsen Holdings PLC	132,196	5,697,648
Robert Half International, Inc.	5,100	228,837
Verisk Analytics, Inc. (a)	6,129	509,197
WageWorks, Inc. (a)	40,796	3,012,785
		13,224,460
Road & Rail - 0.9%
AMERCO	2,200	751,212
Canadian National Railway Co.	77,150	5,158,075
Canadian Pacific Railway Ltd.	210,620	32,241,339
CSX Corp.	1,277,465	45,746,022
Norfolk Southern Corp.	111,600	11,880,936
Ryder System, Inc.	55,700	4,361,310
Union Pacific Corp.	1,137,517	115,264,598
		215,403,492
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	98,900	2,124,372
HD Supply Holdings, Inc. (a)	4,505	176,776
Triton International Ltd.	73,600	1,419,744
United Rentals, Inc. (a)	10,000	1,011,100
W.W. Grainger, Inc.	7,000	1,613,990
		6,345,982

TOTAL INDUSTRIALS		1,941,908,029

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	365,500	4,510,270
Cisco Systems, Inc.	5,091,866	151,839,444
Harris Corp.	182,500	18,899,700
Juniper Networks, Inc.	145,300	4,001,562
		179,250,976
Electronic Equipment & Components - 0.9%
Alps Electric Co. Ltd.	132,700	3,425,218
Amphenol Corp. Class A	1,500,903	102,451,639
Arrow Electronics, Inc. (a)	53,600	3,659,272
Avnet, Inc.	23,700	1,087,593
CDW Corp.	19,500	999,180
Chroma ATE, Inc.	1,232,600	3,049,223
Cognex Corp.	40,150	2,397,357
Corning, Inc.	425,600	10,227,168
Dell Technologies, Inc. (a)	258,309	13,835,030
Flextronics International Ltd. (a)	308,600	4,394,464
Jabil Circuit, Inc.	157,000	3,320,550
Keysight Technologies, Inc. (a)	85,200	3,137,916
Largan Precision Co. Ltd.	34,800	4,021,106
TE Connectivity Ltd.	523,955	35,440,316
Tech Data Corp. (a)	39,700	3,369,339
Topcon Corp.	112,400	1,698,005
Trimble, Inc. (a)	568,400	16,023,196
Vishay Intertechnology, Inc.	143,700	2,177,055
		214,713,627
Internet Software & Services - 3.6%
58.com, Inc. ADR (a)	95,000	3,046,650
Alphabet, Inc.:
Class A (a)	143,838	111,601,027
Class C (a)	504,105	382,131,754
Cornerstone OnDemand, Inc. (a)	37,600	1,350,216
CoStar Group, Inc. (a)	12,000	2,293,320
DeNA Co. Ltd.	73,500	2,273,838
eBay, Inc. (a)	1,906,349	53,015,566
Envestnet, Inc. (a)	100	3,610
Facebook, Inc. Class A (a)	1,833,326	217,102,465
NetEase, Inc. ADR	9,500	2,128,950
New Relic, Inc. (a)	38,600	1,224,006
Shopify, Inc. Class A (a)	9,900	412,533
SMS Co., Ltd.	92,900	2,340,758
Tencent Holdings Ltd.	89,600	2,231,120
Velti PLC (a)(c)	147,198	411
VeriSign, Inc. (a)	106,022	8,359,835
Yahoo!, Inc. (a)	473,700	19,431,174
		808,947,233
IT Services - 2.1%
Accenture PLC Class A	361,911	43,223,031
Alliance Data Systems Corp.	10,960	2,507,429
Amdocs Ltd.	168,019	9,908,080
Automatic Data Processing, Inc.	44,300	4,253,686
Cognizant Technology Solutions Corp. Class A (a)	345,108	19,008,549
Fidelity National Information Services, Inc.	462,522	35,702,073
First Data Corp. Class A (a)	211,838	3,086,480
Fiserv, Inc. (a)	78,495	8,212,147
FleetCor Technologies, Inc. (a)	900	134,406
Global Payments, Inc.	1,755	120,305
IBM Corp.	522,879	84,821,431
MasterCard, Inc. Class A (b)	663,880	67,848,536
PayPal Holdings, Inc. (a)	975,519	38,318,386
Paysafe Group PLC (a)	456,400	2,216,236
The Western Union Co.	211,700	4,452,051
Vantiv, Inc. (a)	5,987	337,846
Visa, Inc. Class A	1,928,565	149,116,646
Xerox Corp.	825,562	7,719,005
		480,986,323
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Semiconductor Engineering, Inc. sponsored ADR	383,200	2,057,784
Analog Devices, Inc.	1,604,138	119,091,205
Applied Materials, Inc.	400,600	12,899,320
ASML Holding NV	84,500	8,714,485
Broadcom Ltd.	496,383	84,628,338
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	54,500	861,645
Dialog Semiconductor PLC (a)	46,100	1,827,574
Himax Technologies, Inc. sponsored ADR	233,900	1,723,843
Intel Corp.	2,714,006	94,176,008
KLA-Tencor Corp.	66,519	5,310,877
Lam Research Corp.	285,270	30,244,325
Marvell Technology Group Ltd.	363,200	5,208,288
Microchip Technology, Inc.	251,231	16,626,468
Micron Technology, Inc. (a)	1,563,751	30,540,057
Microsemi Corp. (a)	17,100	936,225
Monolithic Power Systems, Inc.	28,000	2,297,120
NVIDIA Corp.	135,142	12,460,092
NXP Semiconductors NV (a)	126,428	12,535,336
Qorvo, Inc. (a)	51,900	2,771,979
Qualcomm, Inc.	2,058,576	140,250,783
Rubicon Technology, Inc. (a)	134,400	66,595
Semtech Corp. (a)	116,500	3,273,650
Silicon Laboratories, Inc. (a)	9,200	610,420
Skyworks Solutions, Inc.	22,400	1,721,440
Sumco Corp.	399,600	4,487,677
Texas Instruments, Inc.	1,304,301	96,426,973
Xilinx, Inc.	361,471	19,512,205
		711,260,712
Software - 2.9%
Activision Blizzard, Inc.	127,900	4,682,419
Adobe Systems, Inc. (a)	382,642	39,339,424
Autodesk, Inc. (a)	211,000	15,320,710
CA Technologies, Inc.	50,000	1,598,000
Capcom Co. Ltd.	135,800	2,986,510
Electronic Arts, Inc. (a)	225,380	17,859,111
Intuit, Inc.	142,000	16,142,560
Microsoft Corp.	6,371,499	383,946,530
Mobileye NV (a)	90,700	3,376,761
Nexon Co. Ltd.	149,600	2,127,147
Nintendo Co. Ltd.	18,000	4,435,720
Nintendo Co. Ltd. ADR	17,500	539,525
Oracle Corp.	1,358,809	54,610,534
Paycom Software, Inc. (a)	150	6,731
Paylocity Holding Corp. (a)	25,600	847,616
Red Hat, Inc. (a)	456,855	36,141,799
Salesforce.com, Inc. (a)	458,700	33,026,400
Square Enix Holdings Co. Ltd.	52,500	1,329,632
Symantec Corp.	128,600	3,136,554
Synopsys, Inc. (a)	5,000	302,400
Take-Two Interactive Software, Inc. (a)	498,310	24,531,801
Workday, Inc. Class A (a)	110,703	9,334,477
Zendesk, Inc. (a)	87,300	1,858,617
		657,480,978
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	4,234,254	467,969,752
Hewlett Packard Enterprise Co.	300,900	7,161,420
HP, Inc.	1,335,877	20,572,506
NCR Corp. (a)	109,800	4,254,750
NetApp, Inc.	58,400	2,135,104
Samsung Electronics Co. Ltd.	6,674	9,895,594
Seagate Technology LLC	117,100	4,695,710
Western Digital Corp.	274,287	17,461,110
		534,145,946

TOTAL INFORMATION TECHNOLOGY		3,586,785,795

MATERIALS - 2.8%
Chemicals - 2.2%
AdvanSix, Inc. (a)	3,944	73,753
Air Products & Chemicals, Inc.	115,700	16,714,022
Albemarle Corp. U.S.	36,200	3,177,636
Ashland Global Holdings, Inc.	137,700	15,518,790
Cabot Corp.	50,500	2,571,965
Celanese Corp. Class A	68,200	5,409,624
CF Industries Holdings, Inc.	162,700	4,708,538
E.I. du Pont de Nemours & Co.	961,192	70,753,343
Eastman Chemical Co.	367,930	27,638,902
Ecolab, Inc.	81,900	9,560,187
Huntsman Corp.	182,800	3,560,944
LyondellBasell Industries NV Class A	329,500	29,760,440
Monsanto Co.	1,024,745	105,251,559
Nitto Denko Corp.	9,250	646,705
PPG Industries, Inc.	99,974	9,590,506
Praxair, Inc.	887,939	106,819,062
RPM International, Inc.	182,400	9,650,784
Sherwin-Williams Co.	31,800	8,543,706
Stepan Co.	46,100	3,741,937
The Dow Chemical Co.	911,387	50,782,484
The Mosaic Co.	288,616	8,196,694
Westlake Chemical Corp.	5,100	301,767
		492,973,348
Construction Materials - 0.2%
Eagle Materials, Inc.	73,600	7,153,920
Martin Marietta Materials, Inc.	91,000	19,969,950
Vulcan Materials Co.	155,119	19,490,702
		46,614,572
Containers & Packaging - 0.3%
Avery Dennison Corp.	3,500	252,210
Ball Corp.	95,900	7,198,254
Bemis Co., Inc.	11,300	565,791
Berry Plastics Group, Inc. (a)	371,286	18,478,904
Crown Holdings, Inc. (a)	256,469	13,949,349
Graphic Packaging Holding Co.	36,500	458,805
International Paper Co.	268,600	13,086,192
Owens-Illinois, Inc. (a)	8,100	148,797
Packaging Corp. of America	78,500	6,653,660
Sonoco Products Co.	11,200	606,256
WestRock Co.	130,300	6,671,360
		68,069,578
Metals & Mining - 0.1%
Alcoa Corp.	32,655	946,015
Franco-Nevada Corp.	47,100	2,735,958
Hi-Crush Partners LP (a)	42,800	781,100
Newmont Mining Corp.	25,855	838,736
Nucor Corp.	199,000	12,375,810
Reliance Steel & Aluminum Co.	25,600	2,076,160
Steel Dynamics, Inc.	12,875	456,805
		20,210,584
Paper & Forest Products - 0.0%
Domtar Corp.	58,900	2,313,003
Schweitzer-Mauduit International, Inc.	75,400	3,169,816
		5,482,819

TOTAL MATERIALS		633,350,901

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	341,300	34,904,751
AvalonBay Communities, Inc.	171,017	28,130,586
Boston Properties, Inc.	40,100	4,967,588
Coresite Realty Corp.	14,300	1,008,579
Corrections Corp. of America	67,000	1,521,570
Cousins Properties, Inc.	331,900	2,625,329
Crown Castle International Corp.	807,893	67,426,750
Duke Realty LP	71,700	1,823,331
Equinix, Inc.	38,900	13,177,764
Equity Residential (SBI)	165,400	9,925,654
Extra Space Storage, Inc.	72,300	5,072,568
FelCor Lodging Trust, Inc.	99,800	724,548
Gaming & Leisure Properties	18,700	570,537
General Growth Properties, Inc.	360,000	9,122,400
Hospitality Properties Trust (SBI)	149,200	4,326,054
Iron Mountain, Inc.	166,717	5,501,661
Kimco Realty Corp.	467,989	11,952,439
Mack-Cali Realty Corp.	225,300	6,094,365
Medical Properties Trust, Inc.	110,600	1,318,352
MGM Growth Properties LLC	292,994	7,031,856
Mid-America Apartment Communities, Inc.	45,970	4,212,231
NorthStar Realty Finance Corp.	92,800	1,404,992
Omega Healthcare Investors, Inc.	26,800	789,528
Outfront Media, Inc.	166,500	4,197,465
Parkway, Inc. (a)	41,487	813,145
Piedmont Office Realty Trust, Inc. Class A	128,500	2,523,740
Public Storage	8,600	1,799,980
Simon Property Group, Inc.	114,216	20,518,904
SL Green Realty Corp.	62,200	6,553,392
Store Capital Corp.	271,300	6,706,536
Sun Communities, Inc.	21,700	1,566,089
The GEO Group, Inc.	14,000	465,640
VEREIT, Inc.	1,391,300	11,533,877
Vornado Realty Trust	107,800	10,537,450
Weyerhaeuser Co.	176,321	5,435,976
		296,285,627
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	69,400	2,015,376

TOTAL REAL ESTATE		298,301,003

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,894,862	111,828,519
CenturyLink, Inc.	73,000	1,716,960
Cogent Communications Group, Inc.	36,200	1,355,690
Consolidated Communications Holdings, Inc.	20,100	574,458
FairPoint Communications, Inc. (a)	69,200	1,152,180
Frontier Communications Corp.	454,700	1,659,655
Iridium Communications, Inc. (a)	68,400	601,920
Level 3 Communications, Inc. (a)	100,100	5,512,507
Lumos Networks Corp. (a)	90,145	1,310,708
SBA Communications Corp. Class A (a)	46,600	4,611,536
Verizon Communications, Inc.	3,967,626	197,984,537
Windstream Holdings, Inc.	5,000	37,050
Zayo Group Holdings, Inc. (a)	116,300	4,012,350
		332,358,070
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	218,100	1,709,904
T-Mobile U.S., Inc. (a)	380,330	20,617,689
Telephone & Data Systems, Inc.	39,300	1,058,349
U.S. Cellular Corp. (a)	4,700	176,861
		23,562,803

TOTAL TELECOMMUNICATION SERVICES		355,920,873

UTILITIES - 2.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	58,700	3,466,235
DONG Energy A/S	46,000	1,569,295
Duke Energy Corp.	76,800	5,665,536
Edison International	605,917	41,668,912
Entergy Corp.	151,500	10,412,595
Eversource Energy	36,600	1,889,292
Exelon Corp.	1,439,200	46,788,392
FirstEnergy Corp.	292,400	9,149,196
Fortis, Inc.	844,483	25,148,704
Fortis, Inc.	467,469	13,933,938
Great Plains Energy, Inc.	149,200	3,937,388
NextEra Energy, Inc.	1,012,623	115,671,925
OGE Energy Corp.	57,700	1,826,205
PG&E Corp.	1,049,828	61,729,886
Pinnacle West Capital Corp.	12,800	946,304
PNM Resources, Inc.	47,900	1,513,640
PPL Corp.	1,490,241	49,863,464
Southern Co.	64,700	3,029,254
Westar Energy, Inc.	24,400	1,389,824
Xcel Energy, Inc.	328,525	12,815,760
		412,415,745
Gas Utilities - 0.0%
Amerigas Partners LP	2,033	91,241
Atmos Energy Corp.	56,200	3,996,944
Indraprastha Gas Ltd.	30,805	371,906
South Jersey Industries, Inc.	23,200	765,600
		5,225,691
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	82,700	922,105
Dynegy, Inc. (a)	56,200	486,130
NextEra Energy Partners LP	86,200	2,207,582
NRG Energy, Inc.	521,900	5,918,346
NRG Yield, Inc. Class C	47,900	735,265
Pattern Energy Group, Inc.	47,000	922,610
The AES Corp.	327,300	3,747,585
		14,939,623
Multi-Utilities - 0.4%
Ameren Corp.	218,680	10,741,562
Avangrid, Inc.	96,700	3,497,639
Black Hills Corp.	29,400	1,727,250
CenterPoint Energy, Inc.	74,200	1,770,412
CMS Energy Corp.	189,344	7,615,416
Dominion Resources, Inc.	67,300	4,932,417
DTE Energy Co.	193,600	18,022,224
NiSource, Inc.	740,130	16,238,452
Public Service Enterprise Group, Inc.	318,200	13,144,842
SCANA Corp.	47,700	3,364,281
Sempra Energy	95,500	9,530,900
		90,585,395

TOTAL UTILITIES		523,166,454

TOTAL COMMON STOCKS
(Cost $14,151,274,905)		17,659,216,744

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)
(Cost $1,468,003)	32,084	1,170,302

Equity Funds - 20.8%
Large Blend Funds - 13.3%
BBH Core Select Fund Class N	13,836,148	301,628,017
Fidelity SAI U.S. Large Cap Index Fund (d)	2,466,753	29,033,683
JPMorgan U.S. Large Cap Core Plus Fund Select Class (e)	84,803,431	2,464,387,682
PIMCO StocksPLUS Absolute Return Fund Institutional Class	24,584,250	244,859,130

TOTAL LARGE BLEND FUNDS		3,039,908,512

Large Growth Funds - 7.3%
Fidelity Growth Company Fund (d)	571,782	81,627,549
Fidelity SAI U.S. Quality Index Fund (d)	144,991,894	1,578,961,721

TOTAL LARGE GROWTH FUNDS		1,660,589,270

Sector Funds - 0.2%
iShares NASDAQ Biotechnology Index ETF	146,319	40,101,648
TOTAL EQUITY FUNDS
(Cost $3,711,685,891)		4,740,599,430
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.49% 1/5/17 to 4/27/17 (f)
(Cost $9,458,272)	$9,465,000	9,457,071
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.39% (g)	40,373,193	40,381,268
Invesco Government & Agency Portfolio Institutional Class 0.29% (h)	313,102,669	313,102,669
TOTAL MONEY MARKET FUNDS
(Cost $353,482,709)		353,483,937
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $18,227,369,780)		22,763,927,484
NET OTHER ASSETS (LIABILITIES) - 0.3%		66,423,699
NET ASSETS - 100%		$22,830,351,183

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	3,738	$89,710	$(1,214,850)
Bank of America Corp.	1/20/17 - $20.00	5,617	247,142	(881,869)
Charles Schwab Corp.	1/20/17 - $35.00	629	38,683	(261,035)
Citigroup, Inc.	1/20/17 - $50.00	986	200,154	(677,875)
Citigroup, Inc.	1/20/17 - $55.00	1,019	44,835	(300,605)
Citigroup, Inc.	2/17/17 - $60.00	544	64,735	(67,184)
General Electric	1/20/17 - $32.00	1,835	57,016	(42,205)
JPMorgan Chase & Co.	1/20/17 - $70.00	2,038	293,464	(2,114,425)
JPMorgan Chase & Co.	1/20/17 - $85.00	511	26,407	(35,004)
Las Vegas Sands Corp.	1/20/17 - $62.50	204	38,353	(47,634)
MasterCard, Inc. Class A	1/20/17 - $105.00	434	122,107	(68,572)
Morgan Stanley	1/20/17 - $36.00	849	39,053	(492,420)
U.S. Bancorp	1/20/17 - $50.00	949	35,112	(90,155)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	380	53,959	(182,400)
TOTAL WRITTEN OPTIONS			$1,350,730	$(6,476,233)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,205 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	132,477,700	$3,151,624

The face value of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $80,982,388.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,170,713 or 0.0% of net assets.

 (d) Affiliated Fund

 (e) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,811,235.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,667
Total	$42,667

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$202,221,799	$385,510,717	$598,984,958	$1,652,058	$--
Fidelity Advisor Materials Fund Class I	69,252,217	--	68,786,357(a)	--	--
Fidelity Advisor Technology Fund Class I	503,960,572	--	542,099,158(a)	--	--
Fidelity Consumer Discretionary Portfolio	305,992,425	--	303,739,154(a)	--	--
Fidelity Consumer Staples Portfolio	250,289,916	--	246,430,812(a)	--	--
Fidelity Energy Portfolio	193,820,365	--	199,280,439(a)	--	--
Fidelity Financial Services Portfolio	387,207,382	--	392,934,958(a)	--	--
Fidelity Growth Company Fund	75,978,346	--	--	--	81,627,549
Fidelity Health Care Portfolio	335,265,266	10,000,000	321,145,553(a)	--	--
Fidelity Industrials Portfolio	248,243,047	--	244,942,603(a)	--	--
Fidelity SAI U.S. Large Cap Index Fund	--	314,864,910	286,872,093	29,092	29,033,683
Fidelity SAI U.S. Quality Index Fund	1,069,207,940	439,578,154	4,500,000	7,215,798	1,578,961,721
Fidelity Telecommunications Portfolio	63,255,428	--	62,542,854(a)	--	--
Fidelity Utilities Portfolio	78,030,558	--	77,277,922(a)	--	--
Total	$3,782,725,261	$1,149,953,781	$3,349,536,861	$8,896,948	$1,689,622,953

 (a) Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,192,955,944	$2,187,349,360	$4,436,282	$1,170,302
Consumer Staples	1,475,152,561	1,468,421,364	6,731,197	--
Energy	1,348,871,689	1,348,871,689	--	--
Financials	3,013,287,728	3,013,287,728	--	--
Health Care	2,297,717,925	2,284,526,311	13,191,614	--
Industrials	1,941,908,029	1,939,958,592	1,949,437	--
Information Technology	3,586,785,795	3,559,449,759	27,336,036	--
Materials	633,350,901	632,704,196	646,705	--
Real Estate	291,269,147	291,269,147	--	--
Telecommunication Services	355,920,873	355,920,873	--	--
Utilities	523,166,454	522,794,548	371,906	--
Equity Funds	4,740,599,430	4,740,599,430	--	--
Other Short-Term Investments	9,457,071	--	9,457,071	--
Money Market Funds	353,483,937	353,483,937	--	--
Total Investments in Securities:	$22,763,927,484	$22,698,636,934	$64,120,248	$1,170,302
Derivative Instruments:
Assets
Futures Contracts	$3,151,624	$3,151,624	$--	$--
Total Assets	$3,151,624	$3,151,624	$--	$--
Liabilities
Written Options	$(6,476,233)	$(6,476,233)	$--	$--
Total Liabilities	$(6,476,233)	$(6,476,233)	$--	$--
Total Derivative Instruments:	$(3,324,609)	$(3,324,609)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,151,624	$0
Written Options(b)	0	(6,476,233)
Total Equity Risk	3,151,624	(6,476,233)
Total Value of Derivatives	$3,151,624	$(6,476,233)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,604,233,413)	$21,033,923,263
Fidelity Central Funds (cost $40,380,040)	40,381,268
Affiliated issuers (cost $1,582,756,327)	1,689,622,953
Total Investments (cost $18,227,369,780)		$22,763,927,484
Cash		243,239
Receivable for investments sold		286,088,335
Receivable for fund shares sold		6,149,367
Dividends receivable		39,143,388
Distributions receivable from Fidelity Central Funds		18,402
Other receivables		354,001
Total assets		23,095,924,216
Liabilities
Payable for investments purchased	$234,157,835
Payable for fund shares redeemed	20,362,672
Accrued management fee	3,924,676
Payable for daily variation margin for derivative instruments	296,491
Written options, at value (premium received $1,350,730)	6,476,233
Other payables and accrued expenses	355,126
Total liabilities		265,573,033
Net Assets		$22,830,351,183
Net Assets consist of:
Paid in capital		$18,001,160,395
Undistributed net investment income		150,415,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		144,205,082
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,534,570,246
Net Assets, for 1,432,891,419 shares outstanding		$22,830,351,183
Net Asset Value, offering price and redemption price per share ($22,830,351,183 ÷ 1,432,891,419 shares)		$15.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$164,433,853
Affiliated issuers		8,896,948
Interest		177,515
Income from Fidelity Central Funds		42,667
Total income		173,550,983
Expenses
Management fee	$50,784,274
Independent trustees' fees and expenses	142,573
Miscellaneous	32,351
Total expenses before reductions	50,959,198
Expense reductions	(28,899,949)	22,059,249
Net investment income (loss)		151,491,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	361,771,897
Fidelity Central Funds	5,330
Affiliated issuers	12,134,463
Foreign currency transactions	365,404
Futures contracts	19,043,458
Written options	171,773
Realized gain distributions from underlying funds:
Affiliated issuers	4,478,644
Total net realized gain (loss)		397,970,969
Change in net unrealized appreciation (depreciation) on: Investment securities	900,828,155
Assets and liabilities in foreign currencies	(1,865)
Futures contracts	(6,850,122)
Written options	(5,125,503)
Total change in net unrealized appreciation (depreciation)		888,850,665
Net gain (loss)		1,286,821,634
Net increase (decrease) in net assets resulting from operations		$1,438,313,368

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,491,734	$314,529,995
Net realized gain (loss)	397,970,969	28,010,733
Change in net unrealized appreciation (depreciation)	888,850,665	(561,892,151)
Net increase (decrease) in net assets resulting from operations	1,438,313,368	(219,351,423)
Distributions to shareholders from net investment income	(92,482,916)	(298,493,508)
Distributions to shareholders from net realized gain	(72,444,946)	(1,038,755,853)
Total distributions	(164,927,862)	(1,337,249,361)
Share transactions
Proceeds from sales of shares	927,642,729	5,107,691,854
Reinvestment of distributions	164,548,766	1,333,719,412
Cost of shares redeemed	(3,172,085,448)	(5,745,703,422)
Net increase (decrease) in net assets resulting from share transactions	(2,079,893,953)	695,707,844
Total increase (decrease) in net assets	(806,508,447)	(860,892,940)
Net Assets
Beginning of period	23,636,859,630	24,497,752,570
End of period	$22,830,351,183	$23,636,859,630
Other Information
Undistributed net investment income end of period	$150,415,460	$91,406,642
Shares
Sold	60,244,503	351,359,217
Issued in reinvestment of distributions	10,726,778	87,933,538
Redeemed	(206,203,354)	(391,230,777)
Net increase (decrease)	(135,232,073)	48,061,978

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.07	$16.12	$15.56	$14.00	$11.28	$12.06
Income from Investment Operations
Net investment income (loss)A	.10	.19	.19	.16	.17	.13
Net realized and unrealized gain (loss)	.87	(.37)	1.51	2.52	2.89	(.56)
Total from investment operations	.97	(.18)	1.70	2.68	3.06	(.43)
Distributions from net investment income	(.06)	(.19)	(.16)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.05)	(.68)	(.98)	(.98)	(.18)	(.23)
Total distributions	(.11)	(.87)	(1.14)	(1.12)	(.34)	(.35)
Net asset value, end of period	$15.93	$15.07	$16.12	$15.56	$14.00	$11.28
Total ReturnB,C	6.44%	(1.10)%	11.37%	20.15%	27.75%	(3.58)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.43%	.42%	.46%	.44%	.41%
Expenses net of fee waivers, if any	.19%F	.18%	.17%	.20%	.19%	.16%
Expenses net of all reductions	.19%F	.18%	.17%	.20%	.19%	.16%
Net investment income (loss)	1.32%F	1.32%	1.22%	1.07%	1.36%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$22,830,351	$23,636,860	$24,497,753	$14,197,329	$10,785,567	$8,064,341
Portfolio turnover rateG	108%F	85%	104%	109%	73%	64%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,674,119,780
Gross unrealized depreciation	(276,652,631)
Net unrealized appreciation (depreciation) on securities	$4,397,467,149
Tax cost	$18,366,460,335

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$19,043,458	$(6,850,122)
Written Options	171,773	(5,125,503)
Totals	$19,215,231	$(11,975,625)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	–	$–
Options Opened	26,309	1,763,996
Options Exercised	–	–
Options Closed	(6,576)	(413,266)
Options Expired	–	–
Outstanding at end of period	19,733	$1,350,730

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities, aggregated $12,106,731,377 and $14,128,054,938, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, OppenheimerFunds, Inc., FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners) and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42,119 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, the Fund redeemed shares of the funds noted in the following table in exchange for investments and cash. Total net realized losses on the Fund's redemptions of the funds are included in "Net realized gain (loss) on affiliated issuers" in the accompanying Statement of Operations. The Fund recognized total net losses on the exchanges for federal income tax purposes.

Transaction Date	Fund Name	Value of investments and cash received	Realized gain (loss)	Shares redeemed
11/4/16	Fidelity Advisor Materials Fund Class I	$60,325,459	$(10,544,687)	845,013
11/4/16	Fidelity Advisor Technology Fund Class I	442,814,201	37,575,050	10,768,828
11/4/16	Fidelity Consumer Discretionary Portfolio	255,946,088	22,040,117	7,597,094
11/4/16	Fidelity Consumer Staples Portfolio	205,991,818	4,123,854	2,230,314
11/4/16	Fidelity Energy Portfolio	146,061,109	(23,606,187)	3,526,343
11/4/16	Fidelity Financial Services Portfolio	276,003,424	7,690,809	3,248,246
11/4/16	Fidelity Health Care Portfolio	284,244,539	(39,522,736)	1,587,958
11/4/16	Fidelity Industrials Portfolio	203,573,978	(6,379,139)	6,790,326
11/4/16	Fidelity Telecommunications Portfolio	53,345,591	4,690,715	805,095
11/4/16	Fidelity Utilities Portfolio	68,267,475	6,062	950,668
	Total	$1,996,573,682	$(3,926,142)	38,349,885

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $315,425.

6. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32,351 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $ 28,620,802.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $270,836.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,548 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,763.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity SAI U.S. Quality Index Fund	39%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.19%	$1,000.00	$1,064.40	$.98
Hypothetical-C		$1,000.00	$1,024.12	$.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract

Strategic Advisers Core Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with T. Rowe Price Associates, Inc. (T. Rowe Price) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to T. Rowe Price, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding T. Rowe Price, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board also considered the information provided by T. Rowe Price in June 2016 in connection with the 2016 annual renewal of the Current Sub-Advisory Agreement.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered T. Rowe Price's representation that that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board noted that it considered historical investment performance of T. Rowe Price in managing fund assets in connection with its renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting and that it will consider such information at its September 2016 meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to T. Rowe Price, on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to T. Rowe Price as assets allocated to T. Rowe Price grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged there under will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve two new investment advisory agreements (the New Sub-Advisory Agreements) with FIAM LLC (FIAM) for the fund to add two new investment mandates to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each New Sub-Advisory Agreement.

In considering whether to approve each New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandates approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under each New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under each New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under each New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under each New Sub-Advisory Agreement than the investment mandates approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under each New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under each New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under similar investment mandates.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing each New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to FIAM under each New Sub-Advisory Agreement and the impact on total net expenses of the fund, if any, as a result of the New Sub-Advisory Agreements.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of each New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. In addition, the Board considered that Strategic Advisers' portion of the management fee paid to Strategic Advisers will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. The Board also considered that the fund's management fee rate and total net expenses, after allocating assets to FIAM, are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials with respect to the fund.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement with respect to one of the new investment mandates provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow. With respect to the other investment mandate, the Board noted that although the fee schedule does not include breakpoints, the fee schedule is the lowest fee schedule offered by FIAM for the investment mandate.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that each New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. In addition, the Board considered that Strategic Advisers' portion of the management fee paid to Strategic Advisers will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. The Board also approved an amendment to the sub-advisory agreement with T. Rowe Price, which has the potential to lower the amount of the fees paid by Strategic Advisers to T. Rowe Price, on behalf of the fund. The Board noted that the terms of the amended sub-advisory agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule. The Board also noted that the amended sub-advisory agreements would not result in changes to the nature, extent, and quality of the services provided to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreements with FIAM and T. Rowe Price, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreements with FIAM and T. Rowe Price is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, FIAM, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-, three-, and five-year periods ended December 31, 2015. The Board also noted that the fund had out-performed 58%, 60%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2019 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00%. In addition, the Board considered that the portion of the management fee paid to Strategic Advisers is all-inclusive, meaning that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board also noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2019.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreements with FIAM and T. Rowe Price should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2a

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Fund with respect to FIAM's Sector Managed strategy.

	# of Votes	% of Votes
Affirmative	15,012,911,118.29	94.229
Against	344,889,211.24	2.165
Abstain	574,514,715.56	3.606
TOTAL	15,932,315,045.09	100.000

PROPOSAL 2b

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Core Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	14,990,987,374.37	94.092
Against	357,993,154.09	2.247
Abstain	583,334,516.63	3.661
TOTAL	15,932,315,045.09	100.000

PROPOSAL 4a

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Core Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	15,006,740,732.41	94.190
Against	337,686,807.33	2.120
Abstain	587,887,505.35	3.690
TOTAL	15,932,315,045.09	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SAI-COR-SANN-0117
1.902942.106

Strategic Advisers® Value Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.9	2.7
Bank of America Corp.	2.6	1.9
Exxon Mobil Corp.	2.5	2.8
Johnson & Johnson	2.5	2.9
Pfizer, Inc.	2.0	2.2
Chevron Corp.	1.8	1.5
Apple, Inc.	1.8	1.8
Citigroup, Inc.	1.6	1.5
Intel Corp.	1.5	1.3
Verizon Communications, Inc.	1.4	1.6
	20.6

Top Five Market Sectors as of November 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	24.9
Information Technology	14.3	14.4
Health Care	14.0	15.1
Consumer Discretionary	9.0	8.9
Industrials	9.0	9.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Common Stocks	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

As of May 31, 2016
Common Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.7%
BorgWarner, Inc.	160	$5,696
Gentex Corp.	220	4,068
Lear Corp.	460	59,575
The Goodyear Tire & Rubber Co.	1,200	36,828
		106,167
Automobiles - 1.1%
Ford Motor Co.	4,100	49,036
General Motors Co.	2,670	92,195
Harley-Davidson, Inc.	640	38,970
		180,201
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	21,244
Carnival Corp. unit	420	21,592
Darden Restaurants, Inc.	90	6,597
Hyatt Hotels Corp. Class A (a)	30	1,540
Royal Caribbean Cruises Ltd.	60	4,858
Wyndham Worldwide Corp.	580	41,754
Yum! Brands, Inc.	100	6,339
		103,924
Household Durables - 1.0%
Garmin Ltd.	80	4,173
Leggett & Platt, Inc.	100	4,806
Lennar Corp. Class A	1,945	82,740
Mohawk Industries, Inc. (a)	60	11,846
PulteGroup, Inc.	250	4,715
Toll Brothers, Inc. (a)	40	1,186
Whirlpool Corp.	360	58,478
		167,944
Leisure Products - 0.0%
Brunswick Corp.	70	3,508
Media - 3.0%
CBS Corp. Class B	310	18,823
Cinemark Holdings, Inc.	80	3,187
Comcast Corp. Class A	940	65,339
Discovery Communications, Inc. Class A (a)	110	2,980
Gannett Co., Inc.	600	5,724
Interpublic Group of Companies, Inc.	300	7,221
News Corp. Class A	280	3,237
Omnicom Group, Inc.	180	15,649
Scripps Networks Interactive, Inc. Class A	70	4,848
Tegna, Inc.	1,200	26,916
The Walt Disney Co.	740	73,349
Time Warner, Inc.	2,190	201,086
Twenty-First Century Fox, Inc. Class A	820	23,050
Viacom, Inc. Class B (non-vtg.)	900	33,732
		485,141
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	21,453
Dollar General Corp.	210	16,237
Kohl's Corp.	930	50,062
Macy's, Inc.	500	21,100
Target Corp.	840	64,882
		173,734
Specialty Retail - 1.4%
Best Buy Co., Inc.	1,240	56,668
CarMax, Inc. (a)	150	8,669
Dick's Sporting Goods, Inc.	70	4,135
Foot Locker, Inc.	100	7,167
Home Depot, Inc.	870	112,578
Michaels Companies, Inc. (a)	160	3,901
Penske Automotive Group, Inc.	800	39,928
		233,046
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	60	6,356
Ralph Lauren Corp.	50	5,231
		11,587

TOTAL CONSUMER DISCRETIONARY		1,465,252

CONSUMER STAPLES - 5.1%
Beverages - 0.4%
The Coca-Cola Co.	1,640	66,174
Food & Staples Retailing - 1.8%
Kroger Co.	800	25,840
Wal-Mart Stores, Inc.	2,360	166,215
Walgreens Boots Alliance, Inc.	1,205	102,100
		294,155
Food Products - 2.2%
Archer Daniels Midland Co.	2,905	125,583
Bunge Ltd.	1,010	68,963
Ingredion, Inc.	250	29,345
Mondelez International, Inc.	1,815	74,851
Tyson Foods, Inc. Class A	1,000	56,810
		355,552
Personal Products - 0.7%
Coty, Inc. Class A	1,680	31,433
Unilever NV (NY Reg.)	1,790	71,296
		102,729

TOTAL CONSUMER STAPLES		818,610

ENERGY - 8.6%
Energy Equipment& Services - 0.8%
Baker Hughes, Inc.	320	20,586
Ensco PLC Class A	700	6,762
Halliburton Co.	1,495	79,370
Helmerich & Payne, Inc.	80	6,052
National Oilwell Varco, Inc.	280	10,461
Noble Corp.	700	4,354
Parker Drilling Co. (a)	2,100	4,515
		132,100
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	2,640	294,518
EQT Corp.	1,065	74,635
Exxon Mobil Corp.	4,690	409,437
Hess Corp.	400	22,384
Marathon Petroleum Corp.	2,000	94,040
Murphy Oil Corp.	130	4,408
Occidental Petroleum Corp.	550	39,248
Phillips 66 Co.	1,920	159,514
Pioneer Natural Resources Co.	395	75,461
Valero Energy Corp.	1,520	93,571
		1,267,216

TOTAL ENERGY		1,399,316

FINANCIALS - 26.3%
Banks - 13.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	10,417	64,169
Bank of America Corp.	19,740	416,909
BB&T Corp.	1,000	45,250
BOK Financial Corp.	675	54,216
Citigroup, Inc.	4,580	258,266
Citizens Financial Group, Inc.	400	13,404
Comerica, Inc.	130	8,288
Commerce Bancshares, Inc.	71	3,892
Cullen/Frost Bankers, Inc.	650	53,502
East West Bancorp, Inc.	110	5,267
Fifth Third Bancorp	2,200	57,244
First Republic Bank	938	76,822
Huntington Bancshares, Inc.	2,700	33,642
Investors Bancorp, Inc.	240	3,250
JPMorgan Chase & Co.	5,800	464,975
KeyCorp	1,900	32,889
M&T Bank Corp.	505	72,690
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	57,840
Peoples United Financial, Inc.	190	3,557
PNC Financial Services Group, Inc.	1,070	118,278
Prosperity Bancshares, Inc.	20	1,323
Regions Financial Corp.	6,270	84,896
SunTrust Banks, Inc.	1,780	92,471
Synovus Financial Corp.	90	3,484
U.S. Bancorp	1,300	64,506
Wells Fargo & Co.	1,900	100,548
		2,191,578
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	40	5,924
Ameriprise Financial, Inc.	1,345	153,612
Bank of New York Mellon Corp.	810	38,410
BlackRock, Inc. Class A	120	44,495
E*TRADE Financial Corp. (a)	210	7,247
Eaton Vance Corp. (non-vtg.)	90	3,640
Franklin Resources, Inc.	430	16,882
Goldman Sachs Group, Inc.	470	103,066
Invesco Ltd.	310	9,706
Morgan Stanley	1,930	79,825
Northern Trust Corp.	170	13,966
Raymond James Financial, Inc.	110	7,913
State Street Corp.	700	55,160
T. Rowe Price Group, Inc.	190	14,071
The NASDAQ OMX Group, Inc.	120	7,691
		561,608
Consumer Finance - 1.9%
Ally Financial, Inc.	340	6,603
American Express Co.	750	54,030
Capital One Financial Corp.	1,290	108,412
Credit Acceptance Corp. (a)	10	1,918
Discover Financial Services	1,340	90,812
Navient Corp.	1,340	23,088
Santander Consumer U.S.A. Holdings, Inc. (a)	270	3,721
Synchrony Financial	633	21,876
		310,460
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,566
Leucadia National Corp.	280	6,166
Voya Financial, Inc.	50	1,944
		11,676
Insurance - 6.9%
AFLAC, Inc.	910	64,956
Alleghany Corp. (a)	20	11,359
Allstate Corp.	1,110	77,611
American Financial Group, Inc.	650	53,450
American International Group, Inc.	1,030	65,230
Arch Capital Group Ltd. (a)	90	7,445
Assurant, Inc.	460	39,716
Assured Guaranty Ltd.	30	1,073
Axis Capital Holdings Ltd.	670	40,877
Chubb Ltd.	645	82,560
Cincinnati Financial Corp.	120	9,209
Everest Re Group Ltd.	240	50,532
FNF Group	210	6,707
Hartford Financial Services Group, Inc.	1,700	80,104
Lincoln National Corp.	1,280	82,048
Loews Corp.	260	11,609
Markel Corp. (a)	10	8,983
MetLife, Inc.	1,640	90,216
Old Republic International Corp.	90	1,608
Principal Financial Group, Inc.	220	12,692
Progressive Corp.	430	14,319
Prudential Financial, Inc.	1,030	103,618
Reinsurance Group of America, Inc.	60	7,323
RenaissanceRe Holdings Ltd.	30	3,917
The Travelers Companies, Inc.	1,020	115,617
Torchmark Corp.	250	17,523
Unum Group	1,180	49,879
Validus Holdings Ltd.	60	3,260
W.R. Berkley Corp.	90	5,561
		1,119,002
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	3,600	36,792
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,200	32,032

TOTAL FINANCIALS		4,263,148

HEALTH CARE - 14.0%
Biotechnology - 3.3%
AbbVie, Inc.	3,485	211,888
Amgen, Inc.	1,515	218,266
Biogen, Inc. (a)	170	49,992
Gilead Sciences, Inc.	300	22,110
United Therapeutics Corp. (a)	260	32,659
		534,915
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,255	100,054
Danaher Corp.	930	72,698
Medtronic PLC	1,280	93,453
		266,205
Health Care Providers & Services - 2.9%
Aetna, Inc.	690	90,280
Anthem, Inc.	720	102,622
Cardinal Health, Inc.	400	28,404
Cigna Corp.	490	66,023
Express Scripts Holding Co. (a)	860	65,257
HCA Holdings, Inc. (a)	790	56,003
Quest Diagnostics, Inc.	510	44,605
Universal Health Services, Inc. Class B	70	8,611
		461,805
Pharmaceuticals - 6.2%
Johnson & Johnson	3,580	398,454
Mallinckrodt PLC (a)	100	5,270
Merck & Co., Inc.	3,410	208,658
Novartis AG sponsored ADR	1,040	71,510
Pfizer, Inc.	10,140	325,900
		1,009,792

TOTAL HEALTH CARE		2,272,717

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.6%
BE Aerospace, Inc.	70	4,203
General Dynamics Corp.	815	142,910
Hexcel Corp.	70	3,620
L-3 Communications Holdings, Inc.	60	9,466
Northrop Grumman Corp.	70	17,476
Raytheon Co.	100	14,954
Rockwell Collins, Inc.	100	9,272
Spirit AeroSystems Holdings, Inc. Class A	100	5,825
Textron, Inc.	210	9,666
The Boeing Co.	780	117,437
Triumph Group, Inc.	700	19,460
United Technologies Corp.	640	68,941
		423,230
Air Freight & Logistics - 0.7%
FedEx Corp.	400	76,668
United Parcel Service, Inc. Class B	270	31,298
		107,966
Airlines - 0.8%
Alaska Air Group, Inc.	30	2,468
American Airlines Group, Inc.	130	6,037
Delta Air Lines, Inc.	600	28,908
Southwest Airlines Co.	470	21,907
United Continental Holdings, Inc. (a)	940	64,813
		124,133
Building Products - 0.1%
Owens Corning	90	4,624
Tyco International Ltd.	250	11,245
		15,869
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	47,390
LSC Communications, Inc.	187	3,860
R.R. Donnelley & Sons Co.	500	8,695
		59,945
Construction & Engineering - 0.3%
Fluor Corp.	710	37,992
Jacobs Engineering Group, Inc. (a)	90	5,581
Quanta Services, Inc. (a)	40	1,349
		44,922
Electrical Equipment - 0.3%
Eaton Corp. PLC	350	23,279
Emerson Electric Co.	490	27,656
Hubbell, Inc. Class B	40	4,491
		55,426
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	50	5,609
Honeywell International, Inc.	580	66,085
		71,694
Machinery - 2.0%
AGCO Corp.	570	31,806
Cummins, Inc.	130	18,431
Deere & Co.	580	58,116
Flowserve Corp.	90	4,271
Ingersoll-Rand PLC	200	14,908
Oshkosh Corp.	1,400	98,000
PACCAR, Inc.	270	16,781
Parker Hannifin Corp.	110	15,282
Pentair PLC	130	7,470
Snap-On, Inc.	50	8,360
Stanley Black & Decker, Inc.	110	13,049
Timken Co.	200	7,810
Trinity Industries, Inc.	1,200	33,348
WABCO Holdings, Inc. (a)	40	3,940
		331,572
Professional Services - 0.1%
Dun & Bradstreet Corp.	20	2,434
Manpower, Inc.	50	4,271
Robert Half International, Inc.	30	1,346
		8,051
Road & Rail - 1.0%
AMERCO	20	6,829
CSX Corp.	720	25,783
Norfolk Southern Corp.	220	23,421
Ryder System, Inc.	600	46,980
Union Pacific Corp.	630	63,838
		166,851
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	30,072
United Rentals, Inc. (a)	70	7,078
W.W. Grainger, Inc.	50	11,529
		48,679

TOTAL INDUSTRIALS		1,458,338

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	3,400	41,956
Cisco Systems, Inc.	7,640	227,825
Harris Corp.	230	23,819
Juniper Networks, Inc.	100	2,754
		296,354
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	70	4,779
Avnet, Inc.	150	6,884
CDW Corp.	120	6,149
Corning, Inc.	2,910	69,927
Dell Technologies, Inc. (a)	278	14,890
Flextronics International Ltd. (a)	2,800	39,872
Jabil Circuit, Inc.	140	2,961
Keysight Technologies, Inc. (a)	40	1,473
TE Connectivity Ltd.	1,000	67,640
Tech Data Corp. (a)	400	33,948
Vishay Intertechnology, Inc.	1,300	19,695
		268,218
IT Services - 1.7%
IBM Corp.	1,030	167,087
PayPal Holdings, Inc. (a)	1,470	57,742
The Western Union Co.	370	7,781
Xerox Corp.	4,530	42,356
		274,966
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	7,020	243,594
KLA-Tencor Corp.	120	9,581
Lam Research Corp.	90	9,542
Marvell Technology Group Ltd.	130	1,864
Microchip Technology, Inc.	1,505	99,601
Micron Technology, Inc. (a)	780	15,233
Qorvo, Inc. (a)	100	5,341
Qualcomm, Inc.	1,080	73,580
Skyworks Solutions, Inc.	140	10,759
Texas Instruments, Inc.	1,109	81,988
		551,083
Software - 2.6%
Adobe Systems, Inc. (a)	1,030	105,894
ANSYS, Inc. (a)	78	7,334
CA Technologies, Inc.	320	10,227
Microsoft Corp.	1,710	103,045
Oracle Corp.	4,340	174,425
Symantec Corp.	600	14,634
		415,559
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,610	288,457
Hewlett Packard Enterprise Co.	1,900	45,220
HP, Inc.	3,210	49,434
NCR Corp. (a)	1,430	55,413
Seagate Technology LLC	900	36,090
Western Digital Corp.	500	31,830
		506,444

TOTAL INFORMATION TECHNOLOGY		2,312,624

MATERIALS - 4.2%
Chemicals - 2.6%
Ashland Global Holdings, Inc.	50	5,635
Celanese Corp. Class A	110	8,725
CF Industries Holdings, Inc.	500	14,470
Eastman Chemical Co.	510	38,311
Huntsman Corp.	1,500	29,220
LyondellBasell Industries NV Class A	1,090	98,449
PPG Industries, Inc.	955	91,613
RPM International, Inc.	100	5,291
The Dow Chemical Co.	2,285	127,320
The Mosaic Co.	130	3,692
Westlake Chemical Corp.	30	1,775
		424,501
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	520	114,114
Containers & Packaging - 0.6%
Avery Dennison Corp.	20	1,441
Bemis Co., Inc.	70	3,505
Crown Holdings, Inc. (a)	110	5,983
Graphic Packaging Holding Co.	240	3,017
International Paper Co.	610	29,719
Packaging Corp. of America	570	48,313
Sonoco Products Co.	70	3,789
WestRock Co.	111	5,683
		101,450
Metals & Mining - 0.2%
Newmont Mining Corp.	140	4,542
Nucor Corp.	230	14,304
Reliance Steel & Aluminum Co.	60	4,866
		23,712
Paper & Forest Products - 0.1%
Domtar Corp.	500	19,635

TOTAL MATERIALS		683,412

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	31,895
Mack-Cali Realty Corp.	1,000	27,050
Medical Properties Trust, Inc.	1,100	13,112
		72,057
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	3,500	135,205
Verizon Communications, Inc.	4,600	229,540
		364,745
UTILITIES - 3.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	380	22,439
Duke Energy Corp.	500	36,885
Edison International	230	15,817
Entergy Corp.	740	50,860
Eversource Energy	230	11,873
Exelon Corp.	1,910	62,094
FirstEnergy Corp.	1,100	34,419
OGE Energy Corp.	150	4,748
Pinnacle West Capital Corp.	80	5,914
Xcel Energy, Inc.	360	14,044
		259,093
Gas Utilities - 0.4%
National Fuel Gas Co.	1,045	58,917
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	5,350	61,258
Multi-Utilities - 0.7%
Ameren Corp.	190	9,333
DTE Energy Co.	140	13,033
Public Service Enterprise Group, Inc.	2,170	89,643
SCANA Corp.	110	7,758
		119,767

TOTAL UTILITIES		499,035

TOTAL COMMON STOCKS
(Cost $11,456,846)		15,609,254

U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.47% 12/1/16 to 3/2/17 (b)
(Cost $39,987)	$40,000	39,987

Money Market Funds - 4.4%
	Shares
Invesco Government & Agency Portfolio Institutional Class 0.29% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)	712,785	712,785
TOTAL MONEY MARKET FUNDS
(Cost $712,795)		712,795
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $12,209,628)		16,362,036
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(160,346)
NET ASSETS - 100%		$16,201,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	431,120	$16,757

The face value of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,999.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,465,252	$1,465,252	$--	$--
Consumer Staples	818,610	818,610	--	--
Energy	1,399,316	1,399,316	--	--
Financials	4,263,148	4,263,148	--	--
Health Care	2,272,717	2,272,717	--	--
Industrials	1,458,338	1,458,338	--	--
Information Technology	2,312,624	2,312,624	--	--
Materials	683,412	683,412	--	--
Real Estate	72,057	72,057	--	--
Telecommunication Services	364,745	364,745	--	--
Utilities	499,035	499,035	--	--
Other Short-Term Investments	39,987	--	39,987	--
Money Market Funds	712,795	712,795	--	--
Total Investments in Securities:	$16,362,036	$16,322,049	$39,987	$--
Derivative Instruments:
Assets
Futures Contracts	$16,757	$16,757	$--	$--
Total Assets	$16,757	$16,757	$--	$--
Total Derivative Instruments:	$16,757	$16,757	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,757	$0
Total Equity Risk	16,757	0
Total Value of Derivatives	$16,757	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,209,628)		$16,362,036
Cash		10
Receivable for investments sold		149,505
Receivable for fund shares sold		6,208
Dividends receivable		48,326
Interest receivable		10
Receivable for daily variation margin for derivative instruments		2,909
Prepaid expenses		39
Receivable from investment adviser for expense reductions		4,250
Other receivables		332
Total assets		16,573,625
Liabilities
Payable for investments purchased	$164,808
Payable for fund shares redeemed	169,337
Accrued management fee	6,885
Audit fee payable	23,941
Distribution and service plan fees payable	24
Other affiliated payables	1,967
Other payables and accrued expenses	4,973
Total liabilities		371,935
Net Assets		$16,201,690
Net Assets consist of:
Paid in capital		$11,660,861
Undistributed net investment income		124,795
Accumulated undistributed net realized gain (loss) on investments		246,869
Net unrealized appreciation (depreciation) on investments		4,169,165
Net Assets		$16,201,690
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($12,724,577 ÷ 889,321 shares)		$14.31
Class F:
Net Asset Value, offering price and redemption price per share ($3,243,938 ÷ 225,625 shares)		$14.38
Class L:
Net Asset Value, offering price and redemption price per share ($117,028 ÷ 8,180 shares)		$14.31
Class N:
Net Asset Value, offering price and redemption price per share ($116,147 ÷ 8,128 shares)		$14.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$196,184
Interest		694
Total income		196,878
Expenses
Management fee	$41,340
Transfer agent fees	8,930
Distribution and service plan fees	146
Accounting fees and expenses	3,075
Custodian fees and expenses	5,354
Independent trustees' fees and expenses	99
Registration fees	39,271
Audit	31,972
Legal	1,347
Miscellaneous	1,653
Total expenses before reductions	133,187
Expense reductions	(63,402)	69,785
Net investment income (loss)		127,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	292,613
Futures contracts	10,590
Total net realized gain (loss)		303,203
Change in net unrealized appreciation (depreciation) on: Investment securities	925,984
Futures contracts	9,133
Total change in net unrealized appreciation (depreciation)		935,117
Net gain (loss)		1,238,320
Net increase (decrease) in net assets resulting from operations		$1,365,413

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2016 (Unaudited)	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,093	$240,567
Net realized gain (loss)	303,203	875,882
Change in net unrealized appreciation (depreciation)	935,117	(1,971,649)
Net increase (decrease) in net assets resulting from operations	1,365,413	(855,200)
Distributions to shareholders from net investment income	(109,659)	(224,106)
Distributions to shareholders from net realized gain	(490,035)	(795,712)
Total distributions	(599,694)	(1,019,818)
Share transactions - net increase (decrease)	(74,733)	(2,808,946)
Total increase (decrease) in net assets	690,986	(4,683,964)
Net Assets
Beginning of period	15,510,704	20,194,668
End of period	$16,201,690	$15,510,704
Other Information
Undistributed net investment income end of period	$124,795	$107,361

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.83	$14.93	$13.32	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18	.16	.14	.17	.08
Net realized and unrealized gain (loss)	1.10	(.65)	1.23	2.37	2.92	.59
Total from investment operations	1.21	(.47)	1.39	2.51	3.09	.67
Distributions from net investment income	(.10)	(.16)	(.15)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.77)	(.26)	–
Total distributions	(.53)	(.73)	(1.49)C	(.90)D	(.42)	(.02)
Net asset value, end of period	$14.31	$13.63	$14.83	$14.93	$13.32	$10.65
Total ReturnE,F	9.13%	(3.12)%	9.78%	19.66%	29.71%	6.71%
Ratios to Average Net AssetsG
Expenses before reductions	1.71%H	1.32%	1.25%	1.32%	1.30%	1.62%H
Expenses net of fee waivers, if any	.90%H	.97%	.97%	.97%	.97%	.97%H
Expenses net of all reductions	.90%H	.97%	.97%	.97%	.97%	.97%H
Net investment income (loss)	1.59%H	1.30%	1.08%	.97%	1.43%	1.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,725	$12,405	$17,235	$17,565	$15,774	$11,031
Portfolio turnover rateI	27%H	41%	36%	59%	30%	14%H

 A For the period November 16, 2011 (commencement of operations) to May 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$14.87	$14.96	$13.33	$11.91
Income from Investment Operations
Net investment income (loss)B	.12	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.10	(.64)	1.23	2.38	1.62
Total from investment operations	1.22	(.45)	1.40	2.53	1.70
Distributions from net investment income	(.10)	(.16)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.77)	(.18)
Total distributions	(.53)	(.73)	(1.49)C	(.90)D	(.28)
Net asset value, end of period	$14.38	$13.69	$14.87	$14.96	$13.33
Total ReturnE,F	9.17%	(2.97)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsG
Expenses before reductions	1.57%H	1.19%	1.11%	1.26%	.98%H
Expenses net of fee waivers, if any	.80%H	.87%	.87%	.87%	.87%H
Expenses net of all reductions	.80%H	.87%	.87%	.87%	.87%H
Net investment income (loss)	1.69%H	1.40%	1.18%	1.07%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,244	$2,871	$2,717	$1,535	$287
Portfolio turnover rateI	27%H	41%	36%	59%	30%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.11	.17	.16	.08
Net realized and unrealized gain (loss)	1.10	(.64)	1.23	1.38
Total from investment operations	1.21	(.47)	1.39	1.46
Distributions from net investment income	(.10)	(.16)	(.15)	(.08)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.48)
Total distributions	(.53)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$14.31	$13.63	$14.83	$14.93
Total ReturnD,E	9.13%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.66%G	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.97%	.97%	.97%G
Net investment income (loss)	1.59%G	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$118	$121	$111
Portfolio turnover rateH	27%G	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.09	.14	.12	.06
Net realized and unrealized gain (loss)	1.11	(.65)	1.23	1.38
Total from investment operations	1.20	(.51)	1.35	1.44
Distributions from net investment income	(.08)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.43)	(.57)	(1.35)	(.48)
Total distributions	(.52)C	(.69)	(1.46)	(.55)
Net asset value, end of period	$14.29	$13.61	$14.81	$14.92
Total ReturnD,E	9.03%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsF
Expenses before reductions	1.92%G	1.53%	1.47%	1.63%G
Expenses net of fee waivers, if any	1.15%G	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.22%	1.22%	1.22%G
Net investment income (loss)	1.34%G	1.05%	.83%	.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$116	$117	$121	$111
Portfolio turnover rateH	27%G	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.432 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2016

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,366,447
Gross unrealized depreciation	(243,523)
Net unrealized appreciation (depreciation) on securities	$4,122,924
Tax cost	$12,239,112

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,590 and a change in net unrealized appreciation (depreciation) of $9,133 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,056,459 and $2,631,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Robeco Investment Management, Inc. (d/b/a Boston Partners) have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$146	$146

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$8,812.14
Class L	59.10
Class N	59.10
	$8,930

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Expense Limitations	Reimbursement
Value Multi-Manager		.90%	$ 50,754
Class F	.80%(a)	.81%(b)	11,750
Class L		.90%	450
Class N		1.15%	448

 (a) Expense limitation effective June 1, 2016.

 (b) Expense limitation effective October 1, 2016.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2016	Year ended May 31, 2016
From net investment income
Value Multi-Manager	$87,696	$189,181
Class F	20,413	32,578
Class L	837	1,321
Class N	713	1,026
Total	$109,659	$224,106
From net realized gain
Value Multi-Manager	$391,683	$670,943
Class F	90,912	115,398
Class L	3,730	4,693
Class N	3,710	4,678
Total	$490,035	$795,712

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2016	Year ended May 31, 2016	Six months ended November 30, 2016	Year ended May 31, 2016
Value Multi-Manager
Shares sold	65,345	110,604	$890,399	$1,479,116
Reinvestment of distributions	35,793	63,359	479,379	859,873
Shares redeemed	(122,040)	(426,124)	(1,637,827)	(5,537,796)
Net increase (decrease)	(20,902)	(252,161)	$(268,049)	$(3,198,807)
Class F
Shares sold	45,382	82,176	$615,819	$1,120,335
Reinvestment of distributions	8,271	10,876	111,325	147,976
Shares redeemed	(37,798)	(66,013)	(521,676)	(890,168)
Net increase (decrease)	15,855	27,039	$205,468	$378,143
Reinvestment of distributions	341	443	4,567	6,014
Shares redeemed	(795)	–	(10,607)	–
Net increase (decrease)	(454)	443	$(6,040)	$6,014
Reinvestment of distributions	330	420	4,423	5,704
Shares redeemed	(790)	–	(10,535)	–
Net increase (decrease)	(460)	420	$(6,112)	$5,704

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Value Multi-Manager	.90%
Actual		$1,000.00	$1,091.30	$4.72
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.80%
Actual		$1,000.00	$1,091.70	$4.19
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class L	.90%
Actual		$1,000.00	$1,091.30	$4.72
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,090.30	$6.03
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Value Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.90%, 0.90% and 1.15%, respectively, through July 31, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC (Pyramis)), LSV Asset Management (LSV), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2016 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board also approved an amended sub-advisory agreement with FIAM on behalf of the fund to reflect the change in the sub-adviser's name from Pyramis to FIAM, noting that no other contract terms were impacted and that FIAM will continue to provide the same services to the fund. In reaching its determination to renew the fund's Advisory Contracts and approve the amended sub-advisory agreement with FIAM, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the amended sub-advisory agreement with FIAM, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the amended sub-advisory agreement with FIAM is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amended agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the amended sub-advisory agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, FIAM, LSV, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2015, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the second quartile for the one- and three-year periods ended December 31, 2015. The Board also noted that Class F had out-performed 57% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2015. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.80% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2015. The Board considered that, in general, various factors can affect total expenses. The Board also considered an alternative expense comparison analysis compared to a universe of no-load funds (higher 12b-1 fee classes designed specifically for retirement plans). The Board noted that, under this alternative competitive analysis, the total expenses for the retail class and Class L ranked below median. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the amended sub-advisory agreement with FIAM should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal or approval of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on October 17, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	80,345,400,272.38	97.367
Withheld	2,172,700,318.89	2.633
TOTAL	82,518,100,591.27	100.000
Amy Butte Liebowitz
Affirmative	80,349,798,079.05	97.372
Withheld	2,168,302,512.22	2.628
TOTAL	82,518,100,591.27	100.000
Ralph F. Cox
Affirmative	80,185,900,067.22	97.174
Withheld	2,332,200,524.05	2.826
TOTAL	82,518,100,591.27	100.000
Mary C. Farrell
Affirmative	80,442,189,509.02	97.484
Withheld	2,075,911,082.25	2.516
TOTAL	82,518,100,591.27	100.000
Bruce T. Herring
Affirmative	80,450,867,609.22	97.495
Withheld	2,067,232,982.05	2.505
TOTAL	82,518,100,591.27	100.000
Karen Kaplan
Affirmative	80,281,077,426.19	97.289
Withheld	2,237,023,165.08	2.711
TOTAL	82,518,100,591.27	100.000
Robert A. Lawrence
Affirmative	80,483,442,135.49	97.534
Withheld	2,034,658,455.78	2.466
TOTAL	82,518,100,591.27	100.000

PROPOSAL 2d

To approve a sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM) and the Trust on behalf of Strategic Advisers® Value Multi-Manager Fund with respect to FIAM's Large Cap Core strategy.

	# of Votes	% of Votes
Affirmative	11,151,835.27	89.860
Against	662,878.77	5.341
Abstain	595,609.79	4.799
TOTAL	12,410,323.83	100.000

PROPOSAL 4c

To approve a sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode) and the Trust on behalf of Strategic Advisers® Value Multi-Manager Fund with respect to Geode's Factor-Based strategy.

	# of Votes	% of Votes
Affirmative	11,814,714.04	95.201
Against	00.00	0.000
Abstain	595,609.79	4.799
TOTAL	12,410,323.83	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMV-L-MMV-N-SANN-0117
1.9585617.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 24, 2017